    As filed with the Securities and Exchange Commission on April 20, 2012.



                                                             File Nos. 333-96777

                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.                         []

                        Post-Effective Amendment No. 31                      [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 285                             [x]



                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)


                   200 Park Avenue, New York, New York 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752



                        (Name and Address of Guarantor)

                    General American Life Insurance Company

                            13045 Tesson Ferry Road

                           St. Louis, Missouri 63128


                    (Name and Address of Agent for Service)

                               Michael K. Farrell

                                   President

                   First MetLife Investors Insurance Company

                                     c/o 1

                                 0 Park Avenue

                              Morristown, NJ 07962

                                 (973) 355-4000


                                   COPIES TO:


                            Stephen E. Roth, Esquire


                        Sutherland Asbill & Brennan LLP

                         1275 Pennsylvania Avenue, N.W.

                           Washington, DC 20004-2415


                                 (202) 383-0158


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]on April 30, 2012 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: (1) Individual Variable Annuity Contracts, and
(2) Guarantee related to insurance obligations under variable annuity contracts

                                                   THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                       FIRST METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS XC






                                                                  APRIL 30, 2012




This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans. Currently the contract is not available for new sales.




                               The annuity contract has 63 investment choices -

a Fixed Account that offers an interest rate guaranteed by us, and 62 Investment Portfolios listed below. You can put your money in the Fixed Account and/or any of these Investment Portfolios. Effective for contracts issued on and after May 1, 2003, the Fixed Account is not available as an investment choice during the Accumulation Phase of the contract. A guaranteed account option offering an interest rate guaranteed by us is available in connection with the enhanced dollar cost averaging (EDCA) program during the Accumulation Phase.




The expenses for a contract with a Purchase Payment Credit may be higher than expenses for a contract without a credit. The amount of the Purchase
Payment Credit may be more than offset by the fees and charges associated with the credit. We anticipate the contracts will be profitable for us over the long term.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):


     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Bond Portfolio (Class C)
     American Funds (Reg. TM) Growth Portfolio (Class C)
     American Funds (Reg. TM) International Portfolio (Class C)

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Small Cap Growth Portfolio
     Janus Forty Portfolio

     JPMorgan Global Active Allocation Portfolio

     Lazard Mid Cap Portfolio
     Legg Mason ClearBridge Aggressive Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Franklin Mutual Shares Portfolio
     Met/Templeton International Bond Portfolio*

     MetLife Balanced Plus Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)

     Pyramis (Reg. TM) Government Income Portfolio

     Rainier Large Cap Equity Portfolio
     RCM Technology Portfolio

     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid Cap Growth Portfolio
     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")

METROPOLITAN SERIES FUND:


     Barclays Capital Aggregate Bond Index Portfolio (Class G)
     BlackRock Money Market Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)

     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
         (formerly Morgan Stanley EAFE (Reg. TM) Index Portfolio)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B):

     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION
PORTFOLIOS

(CLASS C):

     American Funds (Reg. TM) Moderate Allocation Portfolio
     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B):

     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B):

     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2012. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 81 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900,
Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 30, 2012

TABLE OF CONTENTS                        PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  6
FEE TABLES AND EXAMPLES.................  8
1. THE ANNUITY CONTRACT................. 17
     Market Timing...................... 18
2. PURCHASE............................. 18
     Purchase Payments.................. 18
     Termination for Low Account Value.. 18
     Allocation of Purchase Payments.... 19
     Investment Allocation Restrictions
       for Certain Riders............... 20
     Purchase Payment Credit............ 22
     Free Look.......................... 22
     Accumulation Units................. 23
     Account Value...................... 23
     Replacement of Contracts........... 23
3. INVESTMENT OPTIONS................... 24
     Description of the MetLife Asset
       Allocation Program............... 26
     Description of the American Funds
       (Reg. TM) Asset Allocation
       Portfolios...................... 27
     Description of the Met/Franklin
       Templeton Founding Strategy
       Portfolio........................ 27
     Description of the SSgA ETF
       Portfolios....................... 27
     Transfers.......................... 28
     Dollar Cost Averaging Programs..... 31
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Voting Rights...................... 33
     Substitution of Investment Options. 33
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 34
     Guaranteed Minimum Income
       Benefit - Rider Charge........... 34
     Lifetime Withdrawal Guarantee and
       Guaranteed Withdrawal
       Benefit - Rider Charge........... 35
     Guaranteed Minimum Accumulation
       Benefit - Rider Charge........... 37
     Withdrawal Charge.................. 37
     Reduction or Elimination of the
       Withdrawal Charge................ 38
     Premium and Other Taxes............ 38
     Transfer Fee....................... 38
     Income Taxes....................... 38
     Investment Portfolio Expenses...... 39
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 39
     Annuity Date....................... 39


     Annuity Payments................... 39
     Annuity Options.................... 40
     Variable Annuity Payments.......... 41
     Fixed Annuity Payments............. 42
6. ACCESS TO YOUR MONEY................. 42
     Systematic Withdrawal Program...... 43
     Suspension of Payments or Transfers 43
7. LIVING BENEFITS...................... 44
     Overview of Living Benefit Riders.. 44
     Guaranteed Income Benefits......... 44
     Description of GMIB Plus I......... 46
     Description of GMIB................ 50
     Guaranteed Withdrawal Benefits..... 51
     Description of the Lifetime
       Withdrawal Guarantee II.......... 52
     Description of the Lifetime
       Withdrawal Guarantee I........... 58
     Description of the Enhanced
       Guaranteed Withdrawal Benefit.... 60
     Description of the Guaranteed
       Withdrawal Benefit I............. 64
     Guaranteed Minimum Accumulation
       Benefit.......................... 64
8. PERFORMANCE.......................... 66
9. DEATH BENEFIT........................ 67
     Upon Your Death.................... 67
     Standard Death Benefit - Principal
       Protection....................... 68
     Optional Death Benefit - Annual     68
       Step-Up.......................... 68
     General Death Benefit Provisions... 68
     Spousal Continuation............... 69
     Death of the Annuitant............. 70
     Controlled Payout.................. 70
10. FEDERAL INCOME TAX STATUS........... 70
     Taxation of Non-Qualified Contracts 70
     Taxation of Qualified Contracts.... 72
     Puerto Rico Tax Considerations..... 75
     Tax Benefits Related to the Assets
       of the Separate Account.......... 76
     Possible Tax Law Changes........... 76
11. OTHER INFORMATION................... 76
     First MetLife Investors............ 76
     The Separate Account............... 76
     Distributor........................ 77
     Selling Firms...................... 77
     Requests and Elections............. 79
     Ownership.......................... 80
     Legal Proceedings.................. 81
     Financial Statements............... 81

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  81
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment Portfolios B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     GMIB Plus I Examples............... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Death Benefit Examples............. F-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.



                                                                         PAGE

Account Value............................................................ 23
Accumulation Phase....................................................... 17
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 54 and 60
Annuitant................................................................ 80
Annuity Date............................................................. 39
Annuity Options.......................................................... 40
Annuity Payments......................................................... 39
Annuity Units............................................................ 39
Beneficiary.............................................................. 80
Benefit Base............................................................. 60
Business Day............................................................. 19
Contract Year..................................................... 18 and 44
Fixed Account............................................................ 17
Good Order............................................................... 80
Guaranteed Accumulation Amount........................................... 65
Guaranteed Withdrawal Amount............................................. 61
GWB Withdrawal Rate...................................................... 60
Income Base.............................................................. 46
Income Phase............................................................. 17
Investment Portfolios.................................................... 24
Joint Owners............................................................. 80
Non-Qualified Contract................................................... 70
Owner.................................................................... 80
Purchase Payment Credit.................................................. 22
Purchase Payment......................................................... 18
Qualified Contract....................................................... 70
Remaining Guaranteed Withdrawal Amount................................... 53
Separate Account......................................................... 76
Total Guaranteed Withdrawal Amount....................................... 52

HIGHLIGHTS


The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed minimum accumulation benefit (GMAB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and amounts due under a GMIB, GWB, or GMAB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")


As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. We will add a Purchase Payment Credit to your Account Value with respect to your initial Purchase Payment and any subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday. The amount of the credit is 5% (an additional 1% credit is added if your total Purchase Payments equal $1 million or more). A portion of certain charges (the mortality and expense charge and the withdrawal charge) assessed under the contract are used to fund the credit.


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits - Guaranteed Income Benefits").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.



TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. We will return the Account Value less the adjusted Purchase Payment Credit. The adjusted Purchase Payment Credit is equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credit; or (2) the total of the Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and First MetLife Investors bears any loss.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.



INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496



ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.



Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.


--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE




WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)


--------------------------------------------------------------------------------


Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")




Number of Complete Years from    Withdrawal Charge
Receipt of Purchase Payment      (% of Purchase Payment)
------------------------------   ------------------------
               0                            8
               1                            8
               2                            8
               3                            7
               4                            6
               5                            5
               6                            4
               7                            3
               8                            2
         9 and thereafter                   0


Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.


--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)


(as a percentage of average Account Value in the Separate Account)





Mortality and Expense Charge                 1.30%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.55%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account
Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
  Death Benefit
Total Separate Account Annual Expenses
Including Charge for
Optional Death Benefit                       1.75%



--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses for contracts issued before May 1, 2003 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)




GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES
(as a percentage of the Income Base
  (Note 2))
  GMIB Plus I -  maximum charge          1.50%
  GMIB Plus I -  current charge          0.95%

  GMIB                                   0.50%

LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 3))
  Lifetime Withdrawal Guarantee II
-----------------------------------------
  Single Life version -  maximum charge  1.60%
  Single Life version -  current charge  1.25%
  Joint Life version -  maximum charge   1.80%
  Joint Life version -  current charge   1.50%

  Lifetime Withdrawal Guarantee I
-----------------------------------------
  Single Life version -  maximum charge  0.95%
  Single Life version -  current charge  0.50%
  Joint Life version -  maximum charge   1.40%
  Joint Life version -  current charge   0.70%


   -----------------------------------------------------------------------------





Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")


Note 2. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Income Benefits" for a definition of the term Income Base. The GMIB Plus I rider charge may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 3. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES
(as a percentage of the Guaranteed
  Withdrawal Amount (Note 4))

  Enhanced Guaranteed Withdrawal         1.00%
  Benefit -  maximum charge
  Enhanced Guaranteed Withdrawal         0.55%
  Benefit -  current charge

  Guaranteed Withdrawal Benefit -        0.95%
  maximum charge
  Guaranteed Withdrawal Benefit -        0.50%
  current charge

GUARANTEED MINIMUM ACCUMULATION BENEFIT
  RIDER CHARGE
  (as a percentage of the Guaranteed     0.75%
  Accumulation Amount (Note 5))



--------------------------------------------------------------------------------




Note 4. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for definitions of the terms Guaranteed Withdrawal Amount and GWB Bonus Amount. The Enhanced Guaranteed Withdrawal Benefit and Guaranteed Withdrawal Benefit rider charges may increase upon an Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Optional Reset. (See "Expenses.")


Note 5. The Guaranteed Accumulation Amount is initially set at an amount equal to a percentage of your initial Purchase Payment. The Guaranteed Accumulation Amount is adjusted for additional Purchase Payments made during the first 120 days of the contract and for withdrawals. See "Living Benefits - Guaranteed Minimum Accumulation Benefit" for a definition of the term Guaranteed Accumulation Amount.

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





                                         Minimum     Maximum
                                         ----        ----

Total Annual Portfolio Expenses          0.52%       1.34%
(expenses that are deducted from
Investment Portfolio assets, includin  g
management fees, 12b-1/service fees,
  and other expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES


(as a percentage of the average daily net assets of an Investment Portfolio)


The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.







                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST
 AllianceBernstein Global Dynamic
  Allocation Portfolio                     0.64%        0.25%          0.12%      0.02%      1.03%       0.00%         1.03%
 American Funds (Reg. TM) Bond Portfolio   0.00%        0.55%          0.04%      0.36%      0.95%          -          0.95%
 American Funds (Reg. TM) Growth           0.00%        0.55%          0.02%      0.34%      0.91%          -          0.91%
  Portfolio
 American Funds (Reg. TM) International    0.00%        0.55%          0.06%      0.56%      1.17%          -          1.17%
  Portfolio
 AQR Global Risk Balanced Portfolio        0.63%        0.25%          0.30%      0.08%      1.26%       0.00%         1.26%
 BlackRock Global Tactical Strategies      0.68%        0.25%          0.03%      0.16%      1.12%       0.00%         1.12%
  Portfolio
 BlackRock High Yield Portfolio            0.60%        0.25%          0.05%      0.00%      0.90%          -          0.90%
 Clarion Global Real Estate Portfolio      0.61%        0.25%          0.06%      0.00%      0.92%          -          0.92%
 Goldman Sachs Mid Cap Value Portfolio     0.72%        0.25%          0.04%      0.00%      1.01%          -          1.01%
 Harris Oakmark International Portfolio    0.77%        0.25%          0.08%      0.00%      1.10%       0.02%         1.08%
 Invesco Balanced-Risk Allocation          0.66%        0.25%          0.15%      0.10%      1.16%       0.00%         1.16%
  Portfolio
 Invesco Small Cap Growth Portfolio        0.85%        0.25%          0.03%      0.00%      1.13%       0.02%         1.11%
 Janus Forty Portfolio                     0.63%        0.25%          0.03%      0.00%      0.91%       0.01%         0.90%
 JPMorgan Global Active Allocation         0.78%        0.25%          0.11%      0.00%      1.14%       0.00%         1.14%
  Portfolio
 Lazard Mid Cap Portfolio                  0.69%        0.25%          0.06%      0.00%      1.00%          -          1.00%
 Legg Mason ClearBridge Aggressive         0.62%        0.25%          0.03%      0.00%      0.90%          -          0.90%
  Growth
 Portfolio
 Loomis Sayles Global Markets Portfolio    0.70%        0.25%          0.10%      0.00%      1.05%          -          1.05%
 Lord Abbett Bond Debenture Portfolio      0.50%        0.25%          0.04%      0.00%      0.79%          -          0.79%
 Lord Abbett Mid Cap Value Portfolio       0.67%        0.25%          0.06%      0.00%      0.98%       0.02%         0.96%
 Met/Eaton Vance Floating Rate Portfolio   0.60%        0.25%          0.08%      0.00%      0.93%          -          0.93%
 Met/Franklin Low Duration Total Return    0.50%        0.25%          0.09%      0.00%      0.84%       0.03%         0.81%
 Portfolio
 Met/Franklin Mutual Shares Portfolio      0.80%        0.25%          0.07%      0.00%      1.12%       0.00%         1.12%
 Met/Templeton International Bond          0.60%        0.25%          0.14%      0.00%      0.99%          -          0.99%
  Portfolio
 MetLife Balanced Plus Portfolio           0.27%        0.25%          0.02%      0.46%      1.00%       0.00%         1.00%
 MFS (Reg. TM) Emerging Markets Equity     0.92%        0.25%          0.17%      0.00%      1.34%          -          1.34%
  Portfolio
 MFS (Reg. TM) Research International      0.68%        0.25%          0.09%      0.00%      1.02%       0.06%         0.96%
  Portfolio
 PIMCO Inflation Protected Bond            0.47%        0.25%          0.04%      0.00%      0.76%          -          0.76%
  Portfolio
 PIMCO Total Return Portfolio              0.48%        0.25%          0.03%      0.00%      0.76%          -          0.76%
 Pioneer Fund Portfolio                    0.64%        0.25%          0.05%      0.00%      0.94%       0.01%         0.93%
 Pioneer Strategic Income Portfolio        0.58%        0.15%          0.06%      0.00%      0.79%          -          0.79%
 Pyramis (Reg. TM) Government Income       0.46%        0.25%          0.13%      0.00%      0.84%       0.00%         0.84%
  Portfolio
 Rainier Large Cap Equity Portfolio        0.66%        0.25%          0.03%      0.00%      0.94%       0.01%         0.93%
 RCM Technology Portfolio                  0.88%        0.25%          0.07%      0.00%      1.20%          -          1.20%

                                                                                                                          NET
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL     TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST (CONTINUED)
 Schroders Global Multi-Asset Portfolio    0.66%        0.25%          0.12%      0.00%      1.03%       0.00%         1.03%
 T. Rowe Price Large Cap Value Portfolio   0.57%        0.25%          0.02%      0.00%      0.84%          -          0.84%
 T. Rowe Price Mid Cap Growth Portfolio    0.75%        0.25%          0.03%      0.00%      1.03%          -          1.03%
 Third Avenue Small Cap Value Portfolio    0.74%        0.25%          0.03%      0.00%      1.02%       0.01%         1.01%
 Turner Mid Cap Growth Portfolio           0.79%        0.25%          0.05%      0.00%      1.09%       0.00%         1.09%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%      0.00%      0.86%       0.01%         0.85%
 METROPOLITAN SERIES FUND
 Barclays Capital Aggregate Bond Index     0.25%        0.30%          0.03%      0.00%      0.58%       0.01%         0.57%
 Portfolio
 BlackRock Money Market Portfolio          0.33%        0.25%          0.02%      0.00%      0.60%       0.01%         0.59%
 Davis Venture Value Portfolio             0.70%        0.15%          0.03%      0.00%      0.88%       0.05%         0.83%
 Jennison Growth Portfolio                 0.62%        0.25%          0.02%      0.00%      0.89%       0.07%         0.82%
 Met/Artisan Mid Cap Value Portfolio       0.81%        0.25%          0.03%      0.00%      1.09%          -          1.09%
 Met/Dimensional International Small       0.81%        0.25%          0.21%      0.00%      1.27%       0.01%         1.26%
 Company Portfolio
 MetLife Mid Cap Stock Index Portfolio     0.25%        0.30%          0.05%      0.01%      0.61%       0.00%         0.61%
 MetLife Stock Index Portfolio             0.25%        0.25%          0.02%      0.00%      0.52%       0.01%         0.51%
 MSCI EAFE (Reg. TM) Index Portfolio       0.30%        0.30%          0.11%      0.01%      0.72%       0.00%         0.72%
 Russell 2000 (Reg. TM) Index Portfolio    0.25%        0.30%          0.06%      0.01%      0.62%       0.00%         0.62%
 Van Eck Global Natural Resources          0.78%        0.25%          0.04%      0.02%      1.09%          -          1.09%
  Portfolio
 Western Asset Management U.S.             0.47%        0.25%          0.02%      0.00%      0.74%       0.01%         0.73%
  Government
 Portfolio
MET INVESTORS SERIES TRUST - METLIFE
 ASSET ALLOCATION PROGRAM
 MetLife Defensive Strategy Portfolio      0.06%        0.25%          0.01%      0.58%      0.90%          -          0.90%
 MetLife Moderate Strategy Portfolio       0.06%        0.25%          0.00%      0.62%      0.93%          -          0.93%
 MetLife Balanced Strategy Portfolio       0.05%        0.25%          0.01%      0.67%      0.98%          -          0.98%
 MetLife Growth Strategy Portfolio         0.06%        0.25%          0.00%      0.76%      1.07%          -          1.07%
 MetLife Aggressive Strategy Portfolio     0.09%        0.25%          0.01%      0.75%      1.10%       0.00%         1.10%
MET INVESTORS SERIES TRUST - AMERICAN
 FUNDS (Reg. TM) ASSET ALLOCATION
PORTFOLIOS
 American Funds (Reg. TM) Moderate         0.06%        0.55%          0.01%      0.36%      0.98%          -          0.98%
  Allocation
 Portfolio
 American Funds (Reg. TM) Balanced         0.06%        0.55%          0.01%      0.37%      0.99%          -          0.99%
  Allocation
 Portfolio
 American Funds (Reg. TM) Growth           0.07%        0.55%          0.01%      0.39%      1.02%          -          1.02%
  Allocation
 Portfolio
MET INVESTORS SERIES TRUST - FRANKLIN
 TEMPLETON ASSET ALLOCATION PORTFOLIO
 Met/Franklin Templeton Founding           0.05%        0.25%          0.01%      0.83%      1.14%       0.01%         1.13%
  Strategy
 Portfolio
MET INVESTORS SERIES TRUST - SSGA ETF
 PORTFOLIOS
 SSgA Growth and Income ETF Portfolio      0.31%        0.25%          0.01%      0.21%      0.78%          -          0.78%
 SSgA Growth ETF Portfolio                 0.32%        0.25%          0.03%      0.24%      0.84%          -          0.84%

The Net Total Annual Portfolio Expenses shown in the table reflect contractual arrangements currently in effect, under which the investment advisers of certain Investment Portfolios have agreed to waive fees and/or pay expenses of the Investment Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Expense Subsidy or Deferral column indicates that there is a contractual arrangement in effect for that Investment Portfolio, but the expenses of the Investment Portfolio are below the level that would trigger the subsidy or deferral. The Net Total Annual Portfolio Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements, contractual arrangements that terminate before April 30, 2013, or expense reductions that certain Investment Portfolios achieved as a result of directed brokerage arrangements. The Investment Portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2011.


Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the Investment Portfolio prospectus for more information.

EXAMPLES


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit and the Joint Life version of the Lifetime Withdrawal Guarantee II rider (assuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.



(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,392      (a)$2,439      (a)$3,419      (a)$5,948
    minimum       (b)$1,306      (b)$2,183      (b)$2,993      (b)$5,112


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$552      (a)$1,683      (a)$2,852      (a)$5,948
    minimum       (b)$466      (b)$1,427      (b)$2,426      (b)$5,112


CHART 2. Chart 2 assumes that you do not select the optional death benefit rider, a Guaranteed Minimum Income Benefit rider, a Guaranteed Withdrawal Benefit rider, or the Guaranteed Minimum Accumulation Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,173      (a)$1,771      (a)$2,286      (a)$3,589
    minimum       (b)$1,087      (b)$1,508      (b)$1,841      (b)$2,656


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$333      (a)$1,015      (a)$1,719      (a)$3,589
    minimum       (b)$247       (b)$ 752      (b)$1,274      (b)$2,656



The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.



The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.



The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")



The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


Except as described below, the contract also contains a FIXED ACCOUNT. The Fixed Account is not offered by this prospectus. The Fixed Account offers an interest rate that is guaranteed by us. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


EFFECTIVE FOR CONTRACTS ISSUED ON AND AFTER MAY 1, 2003, THE FIXED ACCOUNT OF FIRST METLIFE INVESTORS IS NOT AVAILABLE AS AN INVESTMENT CHOICE (A GUARANTEED ACCOUNT OPTION IS AVAILABLE IN CONNECTION WITH AN ENHANCED DOLLAR COST AVERAGING PROGRAM DURING THE ACCUMULATION PHASE, AND A FIXED ANNUITY PAYMENT OPTION IS AVAILABLE DURING THE INCOME PHASE). ALL REFERENCES IN THIS PROSPECTUS TO INVESTMENTS IN OR TRANSFERS INTO THE FIXED ACCOUNT SHALL ONLY APPLY TO CONTRACTS ISSUED PRIOR TO MAY 1, 2003.


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING



We have policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Investment Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular Investment Portfolios made by Owners within given periods of time and/or investigating transfer activity identified by the Investment Portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE


As a result of the Purchase Payment Credit feature of this contract, the contract is available only to prospective Owners who are age 80 or younger. (See "Purchase Payment Credit" below.) The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In addition, certain riders may not be available through certain selling firms. You should discuss this with your registered representative.



PURCHASE PAYMENTS



A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional Purchase Payments.


o  The minimum initial Purchase Payment we will accept is $10,000.


o If you want to make an initial Purchase Payment of $1 million or more, or an additional Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o You can make additional Purchase Payments of $500 or more unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional Purchase Payment is $100 per month.



o  We will accept a different amount if required by federal tax law.



o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or Purchase Payment and to limit future Purchase Payments.



TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee or Guaranteed Minimum Accumulation Benefit rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit or Guaranteed Minimum Income Benefit rider or a guaranteed death benefit if, at the time the termination would otherwise occur, the Benefit Base/

Income Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

ALLOCATION OF PURCHASE PAYMENTS



When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate;


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.



We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.



If you choose the Guaranteed Minimum Income Benefit Plus (GMIB Plus I) or Lifetime Withdrawal Guarantee II (LWG II) riders, until the rider terminates, we will require you to allocate your purchase payments and account value as described below under "Investment Allocation Restrictions for Certain Riders."



If you choose the Lifetime Withdrawal Guarantee I (LWG I) rider, until the rider terminates, we will require you to allocate your purchase payments and account value among the BlackRock Money Market Portfolio, the American Funds (Reg. TM) Asset Allocation Portfolios, the Met/Franklin Templeton Founding Strategy Portfolio, the SSgA Growth and Income ETF Portfolio, the SSgA Growth ETF Portfolio, and/or the MetLife Asset Allocation Program portfolios, excluding the MetLife Aggressive Strategy Portfolio (you may participate in the Enhanced Dollar Cost Averaging (EDCA) program, subject to restrictions).


If you choose the Guaranteed Minimum Accumulation Benefit (GMAB) rider, until the rider terminates, we will require you to allocate your purchase payments and account value solely to one of the MetLife Asset Allocation Program portfolios, excluding the MetLife Growth Strategy Portfolio and the MetLife Aggressive Strategy Portfolio (you may participate in the EDCA program, subject to restrictions).


 If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS



ALLOCATION. If you elect the GMIB Plus I or the Lifetime Withdrawal Guarantee II, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
                                             ------



(A) You must allocate:



o 100% of your Purchase Payments or Account Value among the AllianceBernstein Global Dynamic Allocation Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Balanced Strategy Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, Schroders Global Multi-Asset Portfolio, SSgA Growth and Income ETF Portfolio, and/or the BlackRock
   Money Market Portfolio (you may also allocate Purchase Payments to the
   EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).



For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following investment portfolios are also available under option (A): the MetLife Growth Strategy Portfolio, American Funds (Reg. TM) Growth Allocation Portfolio, Met/Franklin Templeton Founding Strategy Portfolio and SSgA Growth ETF Portfolio.


OR


(B) You must allocate:



o  AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios;



o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
   and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.



For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the following invesment allocation restrictions apply under option (B): you must allocate at least 15% of purchase payments or
                                          ------------
account value to Platform 1 portfolios and you may allocate up to 85% of
                                                            ---------
purchase payments or account value to Platform 2 portfolios (the percentages for Platforms 3 and 4 are the same as those listed above).



(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)



The investment options in each Platform are:


Platform 1
----------


     American Funds (Reg. TM) Bond Portfolio
     Barclays Capital Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio

     Pyramis (Reg. TM) Government Income Portfolio

     Western Asset Management U.S. Government Portfolio


Platform 2
----------



     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Growth Portfolio
     American Funds (Reg. TM) International Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio


     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio
     Davis Venture Value Portfolio
     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Janus Forty Portfolio
     Jennison Growth Portfolio

     JPMorgan Global Active Allocation Portfolio

     Legg Mason ClearBridge Aggressive Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Franklin Mutual Shares Portfolio
     Met/Franklin Templeton Founding Strategy Portfolio
     MetLife Aggressive Strategy Portfolio

     MetLife Balanced Plus Portfolio

     MetLife Balanced Strategy Portfolio
     MetLife Defensive Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     Metlife Stock Index Portfolio
     MFS (Reg. TM) Research International Portfolio

     MSCI EAFE (Reg. TM) Index Portfolio

     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Rainier Large Cap Equity Portfolio

     Schroders Global Multi-Asset Portfolio

     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio
     T. Rowe Price Large Cap Value Portfolio
     Van Kampen Comstock Portfolio


Platform 3
----------


     Goldman Sachs Mid Cap Value Portfolio
     Lazard Mid Cap Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio
     Turner Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     RCM Technology Portfolio
     Russell 2000 (Reg. TM) Index Portfolio
     Third Avenue Small Cap Value Portfolio
     Van Eck Global Natural Resources Portfolio



YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.



The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.



SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.

Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.



PURCHASE PAYMENT CREDIT



Your Account Value will be credited with an additional amount (PURCHASE PAYMENT CREDIT) with respect to your initial Purchase Payment and each subsequent Purchase Payment received by us prior to the contract anniversary immediately following your 81st birthday (if Joint Owners are named, the age of the older Joint Owner will apply, and if a non-natural person owns the contract, then the Annuitant's age will apply).


The Purchase Payment Credit is an amount equal to 5% of the Purchase Payment. For contracts with Purchase Payments of $1,000,000 or more, the amount of the credit increases to 6%. The additional 1% credit will not be applied retroactively (which means that the additional 1% credit will only be applied to the payment that brings your total Purchase Payments to the $1,000,000 level and all subsequent payments). From time to time, we may offer promotional programs with higher Purchase Payment Credit rates that apply to contracts issued between specified dates. If your contract is issued during such a program, the amount of the Purchase Payment Credit you receive is determined by the terms of the program that was in effect when your contract was issued.



You should know that over time and under certain circumstances (such as withdrawal when a withdrawal charge applies, or after an extended period of poor market performance) the costs associated with this product may exceed the Purchase Payment Credit amount and any related earnings.


If you exercise the free-look provision, First MetLife Investors will take back the Purchase Payment Credit(s) as described below.



Each Purchase Payment Credit will be allocated to the contract in the same proportion as the applicable Purchase Payment. All Purchase Payment Credits are treated as earnings under the contract.



FREE LOOK



If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. We will return the Account Value less the adjusted Purchase Payment Credits. The adjusted Purchase Payment Credits are equal to the lesser of: (1) the portion of the Account Value that is attributable to the Purchase Payment Credits, or (2) the total of Purchase Payment Credit(s). This means that you receive any investment gain on the Purchase Payment Credit(s) and First MetLife Investors bears any loss.

ACCUMULATION UNITS



The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.)


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:




1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).



EXAMPLE:



   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. We add an additional $250 to your contract as a Purchase Payment Credit. You have told us you want this to go to the
   T. Rowe Price Large Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the T. Rowe Price Large Cap Value Portfolio is $12.50. We then divide $5,250 by $12.50 and credit your contract on Monday night with 420 Accumulation Units for the T. Rowe Price Large Cap Value Portfolio.



ACCOUNT VALUE



ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios, the Fixed Account, and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.



REPLACEMENT OF CONTRACTS


Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.



Class XC is not available to Purchase Payments that consist of money exchanged or transferred from other annuities issued by us or our affiliates.

3. INVESTMENT OPTIONS


The contract offers 62 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://

WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company Separate Accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. We do not receive compensation from any of the advisers or subadvisers of any of the Investment Portfolios of the Met Investors Series Trust or the Metropolitan Series Fund (or their affiliates) for administrative or other services relating to the portfolios, excluding 12b-1 fees (see below). However, we and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statement of Additional Information for the Investment Portfolios for information on the management fees paid by the advisers to the subadvisers.) Additionally, an investment adviser or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


Each of the Met Investors Series Trust and the Metropolitan Series Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. Each Investment Portfolio's 12b-1 Plan is described in more detail in the Investment Portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series (Reg. TM). (See "Other Information - Distributor.")




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AllianceBernstein Global Dynamic Allocation Portfolio

     American Funds (Reg. TM) Bond Portfolio (Class C)
     American Funds (Reg. TM) Growth Portfolio (Class C)
     American Funds (Reg. TM) International Portfolio (Class C)

     AQR Global Risk Balanced Portfolio
     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Small Cap Growth Portfolio
     Janus Forty Portfolio

     JPMorgan Global Active Allocation Portfolio

     Lazard Mid Cap Portfolio
     Legg Mason ClearBridge Aggressive Growth Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Franklin Mutual Shares Portfolio
     Met/Templeton International Bond Portfolio*

     MetLife Balanced Plus Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)

     Pyramis (Reg. TM) Government Income Portfolio

     Rainier Large Cap Equity Portfolio
     RCM Technology Portfolio

     Schroders Global Multi-Asset Portfolio
     T. Rowe Price Large Cap Value Portfolio

     T. Rowe Price Mid Cap Growth Portfolio
     Third Avenue Small Cap Value Portfolio
     Turner Mid Cap Growth Portfolio
     Van Kampen Comstock Portfolio


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")




METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:




     Barclays Capital Aggregate Bond Index Portfolio (Class G)
     BlackRock Money Market Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)

     MSCI EAFE (Reg. TM) Index Portfolio (Class G)

     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     Van Eck Global Natural Resources Portfolio (Class B)*
     Western Asset Management U.S. Government Portfolio (Class B)


* This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are available under the contract:


     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio



MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class C portfolios are also available under the contract:


     American Funds (Reg. TM) Moderate Allocation Portfolio
     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio



MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolio is also available under the contract:


     Met/Franklin Templeton Founding Strategy Portfolio



MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)

In addition to the portfolios listed above under Met Investors Series Trust, the following Class B portfolios are also available under the contract:


     SSgA Growth and Income ETF Portfolio
     SSgA Growth ETF Portfolio



DESCRIPTION OF THE METLIFE ASSET ALLOCATION PROGRAM


The MetLife Asset Allocation Program consists of the following five MetLife asset allocation portfolios (Class B), each of which is a portfolio of the Met Investors Series Trust. MetLife Advisers, LLC (MetLife Advisers), an affiliate of ours, is the investment manager of the MetLife asset allocation portfolios.


METLIFE ASSET ALLOCATION PROGRAM PORTFOLIOS
-------------------------------------------


     MetLife Defensive Strategy Portfolio
     MetLife Moderate Strategy Portfolio
     MetLife Balanced Strategy Portfolio
     MetLife Growth Strategy Portfolio
     MetLife Aggressive Strategy Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio invests substantially all of its assets in the Class A shares of other Investment Portfolios of Met Investors Series Trust or Metropolitan Series Fund (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel. Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


MetLife Advisers has hired an independent consultant to provide research and consulting services with respect to the asset allocation targets for each of the portfolios and to investment in the underlying portfolios, which may assist MetLife Advisers in determining the underlying portfolios that may be available for investment and with the selection of and allocation of each portfolio's investments among the underlying portfolios. MetLife Advisers is responsible for paying the consulting fees.

DESCRIPTION OF THE AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS


The following three American Funds (Reg. TM) Asset Allocation Portfolios (Class
C) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the American Funds (Reg. TM) Asset Allocation Portfolios.


AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS
----------------------------------------------------


     American Funds (Reg. TM) Moderate Allocation Portfolio
     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio


Each portfolio is designed on established principles of asset allocation to achieve a specific risk profile. Each portfolio will invest substantially all of its assets in certain funds of American Funds Insurance Series (Reg. TM) (the underlying portfolios). Each portfolio has a target allocation between the two broad asset classes (equity and fixed income). MetLife Advisers establishes specific target investment percentages for the broad asset classes and the various components of each asset category. MetLife Advisers determines these target allocations based on a variety of factors, including its long-term outlook for the return and risk characteristics of the various asset classes and the relationship between those asset classes. MetLife Advisers then selects the underlying portfolios in which each portfolio invests based on, among other factors, the underlying portfolios' investment objectives, policies, investment processes and portfolio analytical and management personnel.


Periodically, MetLife Advisers will evaluate each portfolio's allocation between equity and fixed income, inclusive of the exposure to various investment styles and asset sectors, relative to each portfolio's risk profile. Concurrently, MetLife Advisers will consider whether to make changes with respect to each portfolio's investments in any of the underlying portfolios. (See the fund prospectus for a description of each portfolio's target allocation.)


DESCRIPTION OF THE MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


The Met/Franklin Templeton Founding Strategy Portfolio invests on a fixed percentage basis in a combination of Met Investors Series Trust portfolios sub-advised by subsidiaries of Franklin Resources, Inc., which, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed-income and money market securities. The Met/Franklin Templeton Founding Strategy Portfolio's assets are allocated on an equal basis (33 1/3%) among the Class A shares of the Met/Franklin Income Portfolio, Met/Franklin Mutual Shares Portfolio and Met/Templeton Growth Portfolio (the underlying portfolios). MetLife Advisers is the investment manager of the Met/Franklin Templeton Founding Strategy Portfolio. MetLife Advisers will periodically rebalance the portfolio's holdings as deemed necessary to bring the asset allocation of the portfolio back into alignment with its fixed percentage allocations. (See the fund prospectus for more information about the portfolio and the underlying portfolios in which it invests.)


DESCRIPTION OF THE SSGA ETF PORTFOLIOS


The SSgA Growth and Income ETF Portfolio (Class B) and the SSgA Growth ETF Portfolio (Class B) are each a portfolio of the Met Investors Series Trust. MetLife Advisers is the investment manager of the SSgA ETF Portfolios.


Each portfolio was designed on established principles of asset allocation. Each portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (underlying ETFs). Each underlying ETF invests primarily in equity securities or in fixed income securities, as applicable, typically in an effort to replicate the performance of a market index.


Each of the SSgA ETF Portfolios has a different allocation among various asset classes (including large, mid and small capitalization, domestic equity, foreign, fixed income, high yield, real estate investment trusts and cash/money market). In addition, SSgA Funds Management, Inc. (SSgA Funds Management), the portfolios' subadviser, may also make allocations to investments in other asset classes. SSgA Funds Management establishes specific investment percentages for the asset classes and then selects the underlying ETFs in which a portfolio invests based on, among other factors, the historical performance of each underlying ETF and/or asset class, future risk/return expectations, and SSgA Funds Management's outlook for the economy, interest rates and financial markets. These allocations reflect varying degrees of potential investment risk and reward. The allocation between equity and fixed income underlying ETFs reflects greater or lesser emphasis on growth of capital and pursuing current income.


SSgA Funds Management will regularly review each portfolio's asset allocation among equities, fixed income, cash/cash equivalents and other asset classes, including the investment allocations within such asset classes and may make changes in the allocation as the market and economic outlook changes. SSgA Funds Management may add new underlying ETFs or replace existing underlying ETFs at its discretion. (See the fund prospectus for more information about each of the SSgA ETF Portfolios and the underlying ETFs.)



TRANSFERS



GENERAL. You can transfer a portion of your Account Value among the Fixed Account (for contracts issued prior to May 1, 2003) and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Investment Options - Transfers - Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.



o  Your request for transfer must clearly state how much the transfer is for.



o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).




o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
   (b) the amount transferred out of the Fixed Account in the prior contract year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


o If you have elected to add the GMIB Plus I, Lifetime Withdrawal Guarantee II, or Lifetime Withdrawal Guarantee I rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the sections "Purchase-Allocation of Purchase Payments" and "Purchase-Investment Allocation Restrictions for Certain Riders."



o If you have elected to add the Guaranteed Minimum Accumulation Benefit rider to your contract, you may not transfer out of the MetLife Asset Allocation Program portfolio you chose at issue until the rider terminates. Please refer to the section "Living Benefits-Guaranteed Minimum Accumulation Benefit."



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate;


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit); or


o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following Business Day.



PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.



MARKET TIMING. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Investment Portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the American Funds (Reg. TM) International, BlackRock High Yield, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Lord Abbett Bond Debenture, Met/Eaton Vance Floating Rate, Met/Dimensional International Small Company, Met/Templeton International Bond, MFS (Reg. TM) Emerging Markets Equity, MFS (Reg. TM) Research International, MSCI EAFE (Reg. TM) Index, Pioneer Strategic Income, Russell 2000 (Reg. TM) Index, Third Avenue Small Cap Value, and Van Eck Global Natural Resources Portfolios), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other Investment Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Investment Portfolios, we rely on the underlying Investment Portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Investment Portfolios under that contract to be submitted with an original signature.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate market timing in any Investment Portfolios and there are no arrangements in place to permit any contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the market timing policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in disruptive trading activity, the Investment Portfolio may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.



DOLLAR COST AVERAGING PROGRAMS



We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.



The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)



This program allows you to systematically transfer a set amount each month from the Fixed Account or from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the Dollar Cost Averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment (including Purchase Payment Credits applied to your contract) or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GMIB Plus I rider, the Lifetime Withdrawal Guarantee II rider, or the GMAB rider.


2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the default funding options stated in your EDCA program, unless you have instructed us otherwise.



THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM



Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death. This program is not available if you have selected the GMAB rider.

EXAMPLE:


   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the Legg Mason ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the Legg Mason ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.


4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.30% of the average daily net asset value of each Investment Portfolio. For contracts issued prior to May 1, 2003, the mortality and expense charge on an annual basis is 1.40% of the average daily net asset value of each Investment Portfolio.


This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME

BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.


If you select a GMIB rider, we assess a charge during the Accumulation Phase equal to a percentage of the Income Base at the time the rider charge is assessed. (See "Living Benefits - Guaranteed Income Benefits" for a description of how the Income Base is determined.) The percentage charges for each version of the GMIB rider are listed below.


The GMIB rider charge is assessed at the first contract anniversary, and then at each subsequent contract anniversary, up to and including the anniversary on or immediately preceding the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract); or assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of Annuity Payments, the change of Owner/Annuitant, or the assignment.


If a GMIB rider is terminated for the following reasons, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect:


o the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract);


o because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday (for GMIB Plus I) or 86th birthday (for GMIB) ; or


o  the Guaranteed Principal Option is exercised (only applicable to GMIB
   Plus I).


The GMIB rider charge is deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


For GMIB Plus I, the rider charge is assessed on the Income Base prior to any Optional Step-Up. (See "Living Benefits - Guaranteed Income Benefits" for information on Optional Step-Ups.)


We reserve the right to increase the rider charge upon an Optional Step-Up, up to a rate that does not exceed the lower of: (a) 1.50% of the Income Base (the Maximum Optional Step-Up Charge), or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up. The increased rider charge will apply after the contract anniversary on which the Optional Step-Up occurs. (See below for certain versions of the GMIB Plus I rider for which we are currently increasing the rider charge upon an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later.)

If you selected the GMIB Plus I rider with a contract issued on or before February 23, 2009, the rider charge is 0.75% of the Income Base. If you selected the GMIB Plus I rider with a contract issued on or after February 24, 2009, the rider charge is 0.95% of the Income Base. For contracts issued with the version of the GMIB Plus I rider with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


If you selected the GMIB rider, the rider charge is 0.50% of the Income Base. For contracts issued from May 1, 2003, and prior to May 1, 2005, this charge is reduced to 0.45% of the Income Base in the event that you elect the optional Annual Step-Up Death Benefit. (See "Death Benefit.")


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


There are two versions of the optional Lifetime Withdrawal Guarantee rider: the Lifetime Withdrawal Guarantee II rider and the Lifetime Withdrawal Guarantee I rider (collectively referred to as the Lifetime Withdrawal Guarantee riders). There are also two versions of the optional Guaranteed Withdrawal Benefit (GWB) rider: the Enhanced GWB rider and the GWB I rider (collectively referred to as the Guaranteed Withdrawal Benefit riders).


If you elect one of the Lifetime Withdrawal Guarantee riders or one of the Guaranteed Withdrawal Benefit riders, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The percentage charges for each version of the LWG and GWB riders are listed below.



For the Lifetime Withdrawal Guarantee riders, the charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For the versions of the Lifetime Withdrawal Guarantee riders with Compounding Income Amounts, the charge is calculated after applying the Compounding Income Amount. (See ""Living Benefits
- Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee II" and "Description of the Lifetime Withdrawal Guarantee I" for information on Automatic Annual Step-Ups and Compounding Income Amounts.)


For the Guaranteed Withdrawal Benefit riders, the charge is a percentage of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Optional Reset occurring on such contract anniversary. (See "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Enhanced Guaranteed Withdrawal Benefit" and "Description of the Guaranteed Withdrawal Benefit I" for information on Optional Resets.)


If you: make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option: there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person): the contract terminates (except for a termination due to death); or (under the Lifetime Withdrawal Guarantee II rider) you assign your contract, a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If a Lifetime Withdrawal Guarantee rider or Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitants (if the Owner is a non-natural person), or if a Lifetime Withdrawal Guarantee rider or Enhanced GWB rider is cancelled pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination takes effect.


The Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit rider charges are deducted from your Account Value pro rata from each Investment Portfolio, the Fixed Account and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


LIFETIME WITHDRAWAL GUARANTEE RIDERS - AUTOMATIC ANNUAL STEP-UP. We reserve the right to increase the Lifetime Withdrawal Guarantee rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs.

If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee II or Lifetime Withdrawal Guarantee I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or after February 24, 2009, the Maximum Optional Step-Up Charge is 1.60% for the Single Life version and 1.80% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, the Maximum Optional Step-Up Charge is 1.25% for the Single Life version and 1.50% for the Joint Life version.


o For contracts issued with the Lifetime Withdrawal Guarantee I rider, the Maximum Optional Step-Up Charge is 0.95% for the Single Life version and 1.40% for the Joint Life version.


(See below for certain versions of the Lifetime Withdrawal Guarantee riders for which we are currently increasing the rider charge upon an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later.)


LIFETIME WITHDRAWAL GUARANTEE RIDERS - RIDER CHARGES. For contracts issued with the Lifetime Withdrawal Guarantee II on or after February 24, 2009, the rider charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


For contracts issued with the Lifetime Withdrawal Guarantee II on or before February 23, 2009, the rider charge is 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


The rider charge for the Lifetime Withdrawal Guarantee I is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - OPTIONAL RESET. We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Optional Reset. The increased rider charge will apply after the contract anniversary on which the Optional Reset occurs.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or after July 16, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 1.00% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract issued with the Enhanced GWB rider on or before July 13, 2007, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the Optional Reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


o If an Optional Reset occurs under a contract with the GWB I rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Reset occurs to the rate that would be applicable to current contract purchases of the same rider at the time of the reset, but to no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount.


GUARANTEED WITHDRAWAL BENEFIT RIDERS - RIDER CHARGES. For contracts issued with the Enhanced GWB rider on or after July 16, 2007, the rider charge is 0.55% of the Guaranteed Withdrawal Amount.


For contracts issued with the Enhanced GWB rider on or before July 13, 2007, the rider charge is 0.50% of the Guaranteed Withdrawal Amount.


The rider charge for the GWB I is 0.50% of the Guaranteed Withdrawal Amount.



GUARANTEED MINIMUM ACCUMULATION

BENEFIT - RIDER CHARGE



The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale. If you elected the GMAB, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount (see "Living Benefits-Guaranteed Minimum Accumulation Benefit") at the end of the prior Contract Year. The GMAB rider charge is deducted from your account value pro rata from your contract's MetLife Asset Allocation Program portfolio and the EDCA account in the ratio each portfolio/account bears to your total account value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value or you apply your Account Value to an Annuity Option, we will assess a pro rata portion of the GMAB rider charge based on the number of whole months since the last contract anniversary.



WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then




3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:




Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8
  1                                         8
  2                                         8
  3                                         7
  4                                         6
  5                                         5
  6                                         4
  7                                         3
  8                                         2
  9 and thereafter                          0


For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.



FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


For contracts issued on and after May 1, 2005, the Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.



PREMIUM AND OTHER TAXES



We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.



TRANSFER FEE



We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.



If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES



We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.



INVESTMENT PORTFOLIO EXPENSES



There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.





5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE



Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity Payments must begin by the first day of the calendar month following the Annuitant's 90th birthday (this requirement may be changed by us).


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the Annuity Date at any time before the Annuity Date with 30 days prior notice to us.


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT, A GUARANTEED WITHDRAWAL BENEFIT, OR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE GMIB PLUS I OR LIFETIME WITHDRAWAL GUARANTEE RIDERS) OR GUARANTEED ACCUMULATION PAYMENT (FOR THE GMAB RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.



ANNUITY PAYMENTS



You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or



o  a combination of both.



If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:




1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,



2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and



3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.



ANNUITY OPTIONS



You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an Annuity Option when you purchase the contract. You can change it at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.


OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than

10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")




Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.




In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.



VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.



FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option. Current Annuity Option rates for this class of contract may be lower than rates for other contracts without a Purchase Payment Credit.



6. ACCESS TO YOUR MONEY


You (or in the case of a death benefit, your Beneficiary) can have access to the money in your contract:



(1)    by making a withdrawal (either a partial or a complete withdrawal);



(2)    by electing to receive Annuity Payments; or


(3)    when a death benefit is paid to your Beneficiary.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:



o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GMIB, GWB or GMAB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account, the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio, Fixed Account or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:



o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")



o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")



o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).



o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.



There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM



You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.



INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;



o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS


We offer a suite of optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional rider. We currently offer two types of living benefit riders - a guaranteed income benefit and guaranteed withdrawal benefits:


Guaranteed Income Benefits
--------------------------



o  Guaranteed Minimum Income Benefit Plus (GMIB Plus I)



o  Guaranteed Minimum Income Benefit (GMIB)



Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the market while at the same time assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the income phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.



Guaranteed Withdrawal Benefits
------------------------------


o  Lifetime Withdrawal Guarantee II (LWG II)


o  Lifetime Withdrawal Guarantee I (LWG I)


o  Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB)


o  Guaranteed Withdrawal Benefit I (GWB I)



The Enhanced GWB and GWB I riders are designed to guarantee that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals without annuitizing, regardless of investment performance, as long as withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.


With the LWG riders, you get the same benefits, but in addition, if you make your first withdrawal on or after the date you reach age 59 1/2, you are guaranteed income without annuitizing for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2), even after the entire amount of Purchase Payments has been returned.



Guaranteed Asset Accumulation Benefit
-------------------------------------



We no longer offer the Guaranteed Minimum Accumulation Benefit (GMAB). The GMAB is designed to guarantee that your Account Value will not be less than a minimum amount at the end of the 10-year waiting period. The amount of the guarantee depends on which of three permitted Investment Portfolios you select.




GUARANTEED INCOME BENEFITS



At the time you buy the contract, you may elect a guaranteed income benefit rider, called a Guaranteed Minimum Income Benefit (GMIB), for an additional charge. This rider is designed to guarantee a predictable, minimum level of fixed Annuity Payments, regardless of the investment performance of your Account Value during the Accumulation Phase. HOWEVER, IF APPLYING YOUR ACTUAL ACCOUNT VALUE AT THE TIME YOU ANNUITIZE THE CONTRACT TO THEN CURRENT ANNUITY PURCHASE RATES (OUTSIDE OF THE RIDER) PRODUCES HIGHER INCOME PAYMENTS, YOU WILL RECEIVE THE HIGHER PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED. Also, prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.


There are two different versions of the GMIB under this contract: GMIB Plus I and GMIB.

You may not have this benefit and a GWB or GMAB rider in effect at the same time. Once elected, the rider cannot be terminated except as discussed below.



For purposes of calculating the Income Base, Purchase Payment Credits are not included.



FACTS ABOUT THE GUARANTEED INCOME BENEFIT RIDERS



INCOME BASE AND GMIB ANNUITY PAYMENTS. Under the GMIB, we calculate an "Income Base" (as described below) that determines, in part, the minimum amount you receive as an income payment upon exercising the GMIB rider and annuitizing the contract. IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. After a minimum 10-year waiting period, and then only within 30 days following a contract anniversary, you may exercise the rider. We then will apply the Income Base calculated at the time of exercise to the conservative GMIB Annuity Table (as described below) specified in the rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments (your actual payment may be higher than this minimum if, as discussed above, the base contract under its terms would provide a higher payment).


THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus I in contracts issued after May 1, 2009, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. For GMIB Plus I in contracts issued on May 1, 2009 or earlier, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum. For GMIB, this table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. As with other pay-out types, the amount you receive as an income payment also depends on your age, your sex, and the Annuity Option you select. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.




If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Income Benefits section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.



GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.



GMIB PLUS I, GMIB AND QUALIFIED CONTRACTS. The GMIB Plus I and GMIB riders may have limited usefulness in connection with a Qualified Contract, such as an IRA, in circumstances where, due to the ten-year waiting period after purchase (and for GMIB Plus I, after an Optional Step-Up) the Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the contract. In such event, required minimum distributions received from the contract during the 10-year waiting period will have the effect of reducing the Income Base either on a proportionate or dollar-for-dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of Annuity Payments under the rider. You should consult your tax adviser regarding the GMIB Plus I or GMIB rider in connection with a Qualified Contract.

(See Appendix D for examples of the GMIB.)



DESCRIPTION OF GMIB PLUS I


The GMIB Plus I rider is no longer available for purchase. The GMIB Plus I rider is available only for Owners up through age 78, and you can only elect the GMIB Plus I at the time you purchase the contract. THE GMIB PLUS I RIDER MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY.


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the issue date, the "Annual Increase Amount" is equal to your initial Purchase Payment. (For these purposes, all Purchase Payments credited within 120 days of the date we issued the contract will be treated as if they were received on the date we issue the contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:




    (i) is Purchase Payments accumulated at the annual increase rate from the date the Purchase Payment is made. The annual increase rate is 5% per year through the contract anniversary prior to the Owner's 91st birthday and 0% thereafter; and


    (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a Contract Year are described below.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


THE ANNUAL INCREASE AMOUNT IS LIMITED TO 270% OF THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (SEE "OPTIONAL STEP-UP" BELOW). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a) The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b) If total withdrawals in a Contract Year are not greater than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. This reduction may be significant, particularly when the Account Value is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider. Limiting your cumulative withdrawals during a Contract Year to not more than the annual increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year will result in dollar-for-dollar treatment of the withdrawals, as described in (b) immediately above.


(See Appendix D for examples of the calculation of the Income Base, including the Highest Anniversary Value, the Annual Increase Amount, the annual increase rate, and the withdrawal adjustments.)


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base. For purposes of calculating the Income Base, Purchase Payment Credits are not included.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the annual increase rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE (1.50%) OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)



We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.



Each Optional Step-Up:




(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;




(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;




(3) resets the maximum Annual Increase Amount to a 270% multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum

     Annual Increase Amount immediately before the Optional Step-Up; and



(4)  may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB Plus I investment allocation restrictions, see "Purchase - Investment Allocation Restrictions for Certain Riders."


If you elect the GMIB Plus I, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination Investment Portfolios are selected in accordance with the investment allocation restrictions.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:




(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and




(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.



For purposes of calculating the Guaranteed Principal Adjustment, Purchase Payment Credits are not included.



The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB Plus I rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB PLUS I RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue, but the investment allocation restrictions described above will no longer apply.


EXERCISING THE GMIB PLUS I RIDER. If you exercise the GMIB Plus I, you must elect to receive Annuity Payments under one of the following fixed Annuity
Options:




(1)  Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB Plus I rider.


The GMIB Annuity Table is specified in the rider. For GMIB Plus I, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per annum. As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. The annuity rates for attained ages 86 to 90 are the same as those for attained age 85. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB Plus I, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PLUS I PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON THE ANNUITY DATE TO THE THEN-CURRENT ANNUITY PURCHASE RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Purchase Payments"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


If you choose not to receive Annuity Payments as guaranteed under the GMIB Plus I, you may elect any of the Annuity Options available under the contract.


TERMINATING THE GMIB PLUS I RIDER. Except as otherwise provided in the GMIB Plus I rider, the rider will terminate upon the earliest of:



    a) The 30th day following the contract anniversary prior to your 91st birthday;



    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income Base) (a pro rata portion of the rider charge will be assessed);




    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);




    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the

          Annuitant if a non-natural person owns the contract;




    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);



    f)    The effective date of the Guaranteed Principal Option; or



    g) The date you assign your contract (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GMIB Plus I rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB Plus I rider terminates, the corresponding GMIB Plus I rider charge terminates and the GMIB Plus I investment allocation restrictions, described above, will no longer apply.


For contracts issued with the GMIB Plus I rider on or before May 1, 2009, the
------------------------------------------------------------------------
following additional differences apply:



(1) The annual increase rate is 6% through the contract anniversary immediately prior to your 91st birthday, and 0% per year thereafter.



(2) If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior contract anniversary after the first Contract Year, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


(3) The Annual Increase Amount is limited to a maximum of 190% of your Purchase Payments or, if greater, 190% of the Annual Increase Amount as increased by the most recent Optional Step-Up.



(4) The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per annum.



(5) The joint and last survivor Annuity Option under the GMIB Plus I is only available if the oldest Annuitant's attained age is 55 or older.



(6) The annuity rates for attained ages 85 to 90 are the same as those for attained age 84.



(7) Different investment allocation restrictions apply. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


(8) If your Income Base is increased due to an Optional Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the contract anniversary on which the Optional Step-Up occurs.


(See Appendix D for examples illustrating the operation of the GMIB Plus I.)



DESCRIPTION OF GMIB



The GMIB rider is no longer available for sale. GMIB was available only for Owners up through age 75, and you could only elect the GMIB at the time you purchased the contract. GMIB may be exercised after a 10-year waiting period, up through age 85, within 30 days following a contract anniversary.


The GMIB rider is otherwise identical to the GMIB Plus I, with the following exceptions:



(1) The additional charge for GMIB is lower (see "Expenses-Guaranteed Minimum Income Benefit-Rider Charge").



(2) The GMIB income base is calculated as described above for GMIB Plus I, except that:



    a. withdrawals may be payable as you direct without affecting the withdrawal adjustments;



    b. the annual increase rate is 6% per year through the contract anniversary immediately prior to the Owner's 81st birthday and 0% thereafter; and




    c. if total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous contract anniversary, if later, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

(3)  There is no Guaranteed Principal Option.


(4)  There is no Optional Reset feature.



(5) The fixed Annuity Options are the single life annuity with 10 years of Annuity Payments guaranteed (if you choose to start the Annuity Option after age 79, the year of the Guarantee Period component of the Annuity Option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 and 85) or the joint and last survivor annuity with 10 years of Annuity Payments guaranteed (not available for Qualified Contracts where the difference in ages of the joint Annuitants, who are not spouses, is greater than 10 years).



(6) The GMIB Annuity Table is the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum and GMIB payout rates are not enhanced.


(7)  The following replaces termination provision a), above:


     The 30th day following the contract anniversary on or following your 85th birthday.


(8)  The following replaces termination provision d), above:



     Death of the Owner or death of the Annuitant if a non-natural person owns the contract.



(9)  The following replaces termination provision e), above:



     A change for any reason of the Owner or Joint Owner, or the Annuitant if a non-natural person owns the contract.



(10) Termination provisions f) and g), above, do not apply.



(11) There are no limitations to how you may allocate your Purchase Payments and Account Value among the Investment Portfolios, and you may participate in the Dollar Cost Averaging (DCA) program.



GUARANTEED WITHDRAWAL BENEFITS


We offer optional guaranteed withdrawal benefit (GWB) riders for an additional charge. There are four guaranteed withdrawal benefit riders under this contract: Lifetime Withdrawal Guarantee II (LWG II), Lifetime Withdrawal Guarantee I (LWG I), Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB), and Guaranteed Withdrawal Benefit I (GWB I). We currently only offer the LWG II and the Enhanced GWB riders.


Each of the guaranteed withdrawal benefit riders guarantees that the entire amount of purchase payments you make will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee II rider guarantees income, without annuitizing the contract, for your life (and the life of your spouse, if the Joint Life version of the rider was elected and both you and your spouse are at least age 59 1/2 at the time of the first withdrawal), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee II" below.)


If you purchase a guaranteed withdrawal benefit rider, you must elect one version at the time you purchase the contract, prior to age 81. You may not have this benefit and a GMIB or GMAB rider in effect at the same time. Once elected, these riders may not be terminated except as stated below.


FACTS ABOUT GUARANTEED WITHDRAWAL BENEFIT RIDERS


MANAGING WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (AS DESCRIBED BELOW) UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDERS, AND THE BENEFIT BASE (AS DESCRIBED BELOW) UNDER THE ENHANCED GWB AND GWB I RIDERS, CANNOT BE TAKEN AS A LUMP SUM. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee II-Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses-Withdrawal Charge.")


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDERS) UNTIL TERMINATION OF THE RIDER.


For purposes of calculating the Guaranteed Withdrawal Amount (for the Enhanced GWB or GWB I) or the Total Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee riders), Purchase Payment Credits are not included.


RIDER CHARGES. If a Lifetime Withdrawal Guarantee rider or the GWB I rider is in effect, we will continue to assess the GWB rider charge even in the case where your Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) or Benefit Base (for GWB I), as described below, equals zero. However, if the Enhanced GWB rider is in effect, we will not continue to assess the GWB rider charge if your Benefit Base equals zero.



WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first nine years following receipt of the applicable Purchase Payment. (See "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program.")



TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE LIFETIME WITHDRAWAL GUARANTEE RIDER) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (OR REMAINING GUARANTEED WITHDRAWAL AMOUNT) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.



If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Enhanced GWB or GWB I rider.


(See Appendix E for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE II



TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Lifetime Withdrawal Guarantee II rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional Purchase Payment. If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals..


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional Purchase Payments. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. THIS REDUCTION MAY BE SIGNIFICANT, PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below).


6% COMPOUNDING INCOME AMOUNT. If the Single Life version of the LWG II has been elected, beginning with the contract anniversary following the date you reach age 63, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or
(b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date you reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.


If the Joint Life version of the LWG II has been elected, beginning with the contract anniversary following the date the younger spouse reaches age 66, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000) on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) 5 years. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal from the contract is taken before the contract anniversary following the date the younger spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.



We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 91st birthday (or, for the Joint Life version, the younger spouse's 91st birthday), an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $10,000,000, regardless of whether or not you have taken any withdrawals;


o if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63); and


o may reset the rider charge to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.60% for the Single Life version or 1.80% for the Joint Life version) or (b) the current rate that we charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


For contracts issued on or before December 11, 2009, the second bullet item
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above is replaced with the following: "if the Single Life version of LWG II was elected, resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up (or 6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); or, if the Joint Life version of LWG II was elected, resets the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63)."


For contracts issued on or before February 23, 2009, the maximum charge upon an
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Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current LWG II rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.


For contracts issued on or before February 23, 2009, if your Total Guaranteed
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Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. If the Single Life version of the LWG II is elected, the Withdrawal Rate is 5% (6% if you take your first withdrawal during a Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) attains or will attain age 76 or older). If the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (6% if you take your first withdrawal during a Contract Year in which the younger spouse attains or will attain age 76 or older).


For contracts issued on or before December 11, 2009, if the Single Life version
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of the LWG II is elected, the Withdrawal Rate is 5% (6% if you make your first withdrawal on or after the contract anniversary following the date you reach age 76); if the Joint Life version of the LWG II is elected, the Withdrawal Rate is 4.5% (5% if you make your first withdrawal on or after the contract anniversary following the date the younger spouse reaches age 63).


If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Automatic Annual Step-Up, or Excess

Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate.



IT IS IMPORTANT TO NOTE:



o If you take your first withdrawal before the date you reach age 59 1/2 (or, for the Joint Life version, if you take your first withdrawal before the date when both you and your spouse are at least age 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments regardless of market performance so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the rider was elected, and you take your first withdrawal when both you and your spouse are at least age 59 1/2), even if your Remaining
   Guaranteed Withdrawal Amount and/or Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, we will pay to you the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year for the rest of your life (and your spouse's life, if the Joint Life version of the rider was elected, and you take the first withdrawal when both you and your spouse are at least age 59 1/2). Therefore, you will be guaranteed income for life.



o The Withdrawal Rate used to calculate your Annual Benefit Payment varies depending on: (a) whether you have elected the Single Life or Joint Life version of LWG II, and (b) your age (or, for the Joint Life version, the age of the younger spouse) when you take your first withdrawal (see "Annual Benefit Payment" above).


o IF YOU HAVE ELECTED THE LWG II, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY
   LIMIT THE VALUE OF THE LWG II. FOR EXAMPLE, WE NO LONGER INCREASE YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT BY THE 6% COMPOUNDING INCOME AMOUNT
   ONCE YOU MAKE YOUR FIRST WITHDRAWAL. HOWEVER, IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


o You have the option of receiving withdrawals under the LWG II rider or receiving payments under an annuity income option. You should consult with your registered representative when deciding how to receive income under this contract. In making this decision, you should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II (as described below), your potential need to make additional withdrawals in the future, and the relative values to you of the death benefits available prior to and after annuitization.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE WITHDRAWAL RATE (SEE "ANNUAL BENEFIT

PAYMENT" ABOVE FOR HOW THE WITHDRAWAL RATE IS DETERMINED).



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount (because you elected the Single Life version of LWG II and took your first withdrawal before the Contract Year in which the Owner (or oldest Joint Owner, or Annuitant if the Owner is a non-natural person) will attain age 76), you cannot withdraw 3% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 7% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.



INVESTMENT ALLOCATION RESTRICTIONS. If you elect the LWG II rider, there are certain investment allocation restrictions. Please see "Purchase - Investment Allocation Restrictions for Certain Riders" above. If you elect the LWG II, you may not participate in the Dollar Cost Averaging (DCA) program. However, you may elect to participate in the Enhanced Dollar Cost Averaging (EDCA) program, provided that your destination investment portfolios are selected in accordance with the investment allocation restrictions.



JOINT LIFE VERSION. A Joint Life version of the LWG II rider is available for a charge of 1.50% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.80%). Like the Single Life version of the LWG II rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or oldest Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the LWG II rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit-Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, your former spouse will not be eligible to receive payments under the LWG II rider. Furthermore, changing the primary Beneficiary under the contract terminates the LWG II rider. In order for you and your spouse to receive lifetime income, both you and your spouse must be at least age 59 1/2 at the time of the first withdrawal.


The Withdrawal Rate for the Joint Life version of LWG II may differ from the Withdrawal Rate for the Single Life version (see "Annual Benefit Payment" above). In addition, for contracts issued prior to December 14, 2009, the age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II (see "6% Compounding Income Amount" below).


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the LWG II would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the LWG II.


For contracts issued on or before February 23, 2009, the current charge for the
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Joint Life version is 0.85% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). (See "Automatic Annual Step-Up" above.)


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG II rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the LWG II rider will terminate, we will no longer deduct the LWG II rider charge, and the investment allocation restrictions described in "Purchase
- Investment Allocation Restrictions for Certain Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the LWG II rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:




(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)  is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the Account Value in such investment portfolio bears to the total Account Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making Purchase Payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.



TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE II RIDER. The Lifetime Withdrawal Guarantee II rider will terminate upon the earliest of:



(1) the date of a full withdrawal of the Account Value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);




(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);




(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;

(5) change of the Owner or Joint Owner (or, for the Joint Life version, the primary Beneficiary) for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;



(6)  the effective date of the cancellation of the rider;


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death); or


(8) the date you assign your contract (a pro rata portion of the rider charge will be assessed).



Under our current administrative procedures, we will waive the termination of the LWG II rider if you assign the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.



Once the rider is terminated, the LWG II rider charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.



ADDITIONAL INFORMATION. The LWG II rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the LWG II rider is in effect, an alternate death benefit amount will be calculated under the LWG II rider that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if you made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the LWG II rider because
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the LWG II rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.



DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE I


The Lifetime Withdrawal Guarantee I rider is no longer available for sale. The Lifetime Withdrawal Guarantee I rider is identical to the Lifetime Withdrawal Guarantee II, with the exceptions described below.



TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantee I rider is $5,000,000. If you elect the Lifetime Withdrawal Guarantee I rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Value after the withdrawal (if lower). On the other hand, if you elect the LWG II rider and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value.



COMPOUNDING INCOME AMOUNT. If you elect the Lifetime Withdrawal Guarantee I rider, on each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.



ANNUAL BENEFIT PAYMENT. Under the Lifetime Withdrawal Guarantee I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. By contrast, the Withdrawal Rate under the Lifetime Withdrawal Guarantee II varies depending on whether the Single Life or Joint Life version is elected and the age at which the first withdrawal is made. (See "Description of the Lifetime Withdrawal Guarantee II - Annual Benefit Payment" above.)



AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee I rider, we may increase the Lifetime Withdrawal Guarantee I rider charge to the charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount applicable after the contract anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each contract anniversary prior to the Owner's 86th birthday.


RIDER CHARGE. The charge for the Lifetime Withdrawal Guarantee I rider is 0.50% (Single Life version) or 0.70% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Expenses - Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit - Rider Charge").


AGE AND OTHER PURCHASE REQUIREMENTS. You could only elect the Single Life version of the Lifetime Withdrawal Guarantee I rider if the Owner or oldest Joint Owner (or the Annuitant, if the Owner is a non-natural person) was at least 60 years old on the date the contract was issued. You could only elect the Joint Life version of the Lifetime Withdrawal Guarantee I rider if: (1) the contract was owned by Joint Owners who are spouses and (2) both Joint Owners were at least 63 years old on the date the contract was issued. Because of the requirement that the contract be owned by Joint Owners, the Joint Life version of the Lifetime Withdrawal Guarantee I rider could only be purchased with Non-Qualified Contracts.

TERMINATION. Termination provision (8) under "Termination of the Lifetime Withdrawal Guarantee II Rider" does not apply to the Lifetime Withdrawal Guarantee I rider.


INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee I rider, you are limited to allocating your Purchase Payments and Account Value among the following Investment Portfolios:




    (a)    the AllianceBernstein Global Dynamic Allocation Portfolio



    (b)    the American Funds (Reg. TM) Balanced Allocation Portfolio


    (c)    the American Funds (Reg. TM) Growth Allocation Portfolio


    (d)    the American Funds (Reg. TM) Moderate Allocation Portfolio




    (e)    the AQR Global Risk Balanced Portfolio


    (f)    the BlackRock Global Tactical Strategies Portfolio


    (g)    the BlackRock Money Market Portfolio


    (h)    the Invesco Balanced-Risk Allocation Portfolio


    (i)    the JPMorgan Global Active Allocation Portfolio


    (j)    the MetLife Balanced Plus Portfolio


    (k)    the MetLife Balanced Strategy Portfolio


    (l)    the MetLife Defensive Strategy Portfolio


    (m)    the MetLife Growth Strategy Portfolio


    (n)    the MetLife Moderate Strategy Portfolio


    (o)    the Met/Franklin Templeton Founding Strategy Portfolio


    (p)    the Pyramis (Reg. TM) Government Income Portfolio


    (q)    the Schroders Global Multi-Asset Portfolio


    (r)    the SSgA Growth and Income ETF Portfolio


    (s)    the SSgA Growth ETF Portfolio


You may also elect to participate in the DCA or EDCA programs, provided that your destination Investment Portfolios are one or more of the above listed Investment Portfolios.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT



BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum TOTAL amount of money that you are guaranteed to receive over time under the Enhanced GWB rider. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial Purchase Payment plus the GWB Bonus Amount. At any subsequent point in time, the BENEFIT BASE is the remaining amount of money that you are guaranteed to receive through withdrawals under the Enhanced GWB rider. Your Benefit Base will change with each Purchase Payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.



The Benefit Base is equal to:



o  Your initial Purchase Payment, increased by the 5% GWB Bonus Amount;


o  Increased by each subsequent Purchase Payment, and by the 5% GWB Bonus
   Amount;


o Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charge) and amounts applied to an Annuity Option (currently, you may not apply amounts less than your entire Account Value to an Annuity Option); and


o If a Benefit Paid from your contract is not payable to the contract Owner or the contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.



(See section D of Appendix E for examples of how withdrawals affect the Benefit Base.)



ANNUAL BENEFIT PAYMENT. The ANNUAL BENEFIT PAYMENT is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (7%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment, and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include withdrawal charges for the purpose of calculating whether you have taken an Excess Withdrawal. YOU SHOULD NOT TAKE EXCESS WITHDRAWALS. IF YOU DO TAKE AN EXCESS WITHDRAWAL, OR IF A WITHDRAWAL IS NOT PAYABLE TO THE CONTRACT OWNER OR THE CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR THE ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix E for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and you withdraw only 4% one year, you cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount will be treated as Excess Withdrawals if they exceed your Annual Benefit Payment. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial Purchase Payment plus the GWB Bonus Amount. The Guaranteed Withdrawal Amount may increase with subsequent Purchase Payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the GWB rider charge we deduct will increase because the rider charge is a percentage of your Guaranteed Withdrawal Amount.


OPTIONAL RESET. At any contract anniversary prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person), you may elect an Optional Reset. The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.


An Optional Reset will:



o Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Account Value on the date of the reset;


o Reset your Annual Benefit Payment equal to the Account Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and


o Reset the Enhanced GWB rider charge equal to the then current level we would charge for the same rider at the time of the reset, up to the maximum charge of 1.00% (0.95% for contracts issued before July 16, 2007).


You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person).



We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require you to submit your request in writing to our Annuity Service Center) before the applicable contract anniversary. The Optional Reset will take effect on the next contract anniversary following our receipt of your written request.



If you elect Automatic Annual Resets, a reset will occur automatically on any contract anniversary if: (1) your Account Value is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the contract anniversary is prior to the 86th birthday of the Owner (or oldest Joint Owner or Annuitant if the contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.



In the event that the charge applicable to contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), prior to the contract anniversary on which a reset may otherwise occur. If you discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and you may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)



It is possible to elect a one-time Optional Reset when the Account Value is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the the Account Value is smaller than the Guaranteed Withdrawal Amount.) If you elect a one-time Optional Reset when the Account Value before the reset was less than the Guaranteed Withdrawal Amount, you would lock in a higher Benefit Base, which would increase the total amount you are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which you could make those withdrawals. However, you would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Value is smaller than the Guaranteed Withdrawal Amount only if you are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, you should only elect a one-time Optional Reset when your Account Value is larger than the Guaranteed Withdrawal Amount.



Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge you are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).



For contracts issued prior to July 16, 2007, you may elect an Optional Reset
-------------------------------------------
beginning with the third contract anniversary (as long as it is prior to the Owner's 86th birthday) and at any subsequent contract anniversary prior to the Owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.


CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. If cancelled, the Enhanced GWB rider will terminate and we will no longer deduct the Enhanced GWB rider charge. The variable annuity contract, however, will continue. If you cancel the Enhanced GWB rider, you may not re-elect it.



TERMINATION OF THE ENHANCED GWB RIDER. The Enhanced GWB rider will terminate upon the earliest of:



(1)  the date you make a full withdrawal of your Account Value;




(2)  the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the Enhanced GWB rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual Enhanced GWB rider charge);




(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the Enhanced GWB rider is in effect at the time of continuation), all terms and conditions of the Enhanced GWB rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB rider charge until we receive this information;




(5) a change of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Owner or Joint Owner or Annuitant, if a non-natural person owns the contract);



(6)  the effective date of the cancellation of the rider; or


(7)  the termination of your contract.



ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB rider charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the Owner or Joint Owner (or to the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the Enhanced GWB rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the

Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Enhanced GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.



DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


The GWB I rider is no longer available for sale.



The GWB I rider is the same as the Enhanced GWB rider described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB I rider charge continues even if your Benefit Base equals zero; (3) you may only elect the Optional Reset once every five Contract Years, as described below; (4) the GWB I rider charge is 0.50% and the maximum GWB I rider charge upon an Optional Reset is 0.95%; (5) you do not have the ability to cancel the rider following your fifth contract anniversary; and (6) we include withdrawal charges for purposes of determining whether your withdrawals have exceeded your Annual Benefit Payment.


OPTIONAL RESET. Starting with the fifth contract anniversary (as long as it is prior to the Owner's 86th birthday), you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. We must receive your request in writing within a 30-day period prior to that contract anniversary. You may elect an Optional Reset at any subsequent contract anniversary as long as it has been at least five years since the last Optional Reset and it is prior to the Owner's 86th birthday.



GUARANTEED MINIMUM ACCUMULATION BENEFIT


The Guaranteed Minimum Accumulation Benefit (GMAB) rider is no longer available for sale.



The GMAB guarantees that your Account Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Account Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Account Value so that it is equal to the guaranteed amount.


If you have elected the GMAB rider, we require you to allocate your Purchase Payments and all of your Account Value to one of the MetLife Asset Allocation
                                          ---
Program portfolios available in your contract (the MetLife Aggressive Strategy and the MetLife Growth Strategy Portfolios are not available for this purpose). You may also allocate purchase payments to the EDCA program, provided that your destination portfolio is the available MetLife Asset Allocation Program portfolio that you have chosen. No transfers are permitted while this rider is in effect. The MetLife Asset Allocation Program portfolio you choose will determine the percentage of Purchase Payments that equals the guaranteed amount. The MetLife Asset Allocation Program portfolios available if you chose the GMAB rider, the percentage of Purchase Payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:




                         Guaranteed
                           Amount           Years to
                       (% of Purchase         Rider
Portfolio                 Payments)       Maturity Date
-------------------   ----------------   --------------
MetLife Defensive
Strategy Portfolio          130%            10 years
MetLife Moderate
Strategy Portfolio          120%            10 years
MetLife Balanced
Strategy Portfolio          110%            10 years

For more information about the MetLife Asset Allocation Program portfolios, please see "Investment Options -

Description of the MetLife Asset Allocation Program" and the prospectus for the MetLife Asset Allocation Program portfolios.



This benefit is intended to protect you against poor investment performance during the Accumulation Phase of your contract. You may not have this benefit and a GMIB or GWB rider in effect at the same time.


BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Account Value will at least be equal to a percentage of the Purchase Payments you made during the first 120 days that you held the contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of Purchase Payments made that determines the guaranteed amount range from 110% to 130%, depending on the MetLife Asset Allocation Program portfolio you selected. This guaranteed amount is the "GUARANTEED ACCUMULATION AMOUNT." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount for your contract that is shown on your contract schedule page (currently $5 million). Purchase Payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Account Value during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then Purchase Payments you make AFTER the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only Purchase Payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase Payments made after 120 days are added to your Account Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.


On your contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial Purchase Payment. Subsequent Purchase Payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the Purchase Payment (subject to the limit described above) depending on which MetLife Asset Allocation Program portfolio you have selected. When you make a withdrawal from the contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Account Value.



   EXAMPLE:



   Assume your Account Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the contract. The withdrawal amount is 10% of the Account Value. Therefore, after the withdrawal, your Account Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).


Purchase Payment Credits are not considered to be Purchase Payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.



The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is not used to calculate any benefits under the contract prior to the Rider Maturity Date.



At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your contract's Account Value to its Guaranteed Accumulation Amount. If the Account Value is less than the Guaranteed Accumulation Amount, we will contribute to your Account Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the MetLife Asset Allocation Program portfolio you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA account).


If your Account Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Value. The GMAB rider terminates at the Rider Maturity Date. We will not deduct the GMAB rider charge after that date, and the related investment requirements and restrictions will no longer apply.


If your Account Value is reduced to zero for any reason other than a full withdrawal of the Account Value or application of the entire Account Value to an Annuity Option, but your contract has a positive Guaranteed Accumulation Amount remaining, the contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Account Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Value.


Purchase Payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if Purchase Payments made during the 120 day GMAB Eligibility Period lose significant value, if the Account Value, which includes all Purchase Payments, is equal to or greater than the Guaranteed
         ---
Accumulation Amount, which is a percentage of your Purchase Payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you if you intend to make additional Purchase Payments after the GMAB Eligibility Period.



   EXAMPLE:



   Assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 Purchase Payment). Assume that at the Rider Maturity Date, your Account Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).


   In contrast, assume that you make one $10,000 Purchase Payment during the 120 day GMAB Eligibility Period and you select the MetLife Balanced Strategy Porfolio. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Account Value is $0. Assume that you decide to make one Purchase Payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your Purchase Payment and the Rider Maturity Date. Consequently, your Account Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Account Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000 ($11,000 - $11,000 = $0).


RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Account Value to an Annuity Option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person), unless the Beneficiary is the spouse of the Owner and elects to continue the contract under the spousal continuation provisions of the contract.



Once the rider is terminated, the GMAB rider charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.


CANCELLATION. You have a one-time right to cancel this optional benefit to take effect on your fifth contract anniversary. We must receive your request in writing within the 90-day period after your fifth contract anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.


GMAB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GMAB rider.





8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges

(including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.



You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH



If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary(ies). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. For contracts issued prior to May 1, 2003, the Annual Step-Up is the standard death benefit for your contract.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. This death benefit amount remains in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the Investment Portfolios on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the oldest Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

For purposes of calculating the death benefits, Purchase Payments do not include Purchase Payment Credits.



STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:



(1)  the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix F for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP



If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)  the Account Value; or




(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or



(3)  the highest anniversary value, as defined below.



On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix F for examples of the Annual Step-Up death benefit rider.)


GENERAL DEATH BENEFIT PROVISIONS



The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.



We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.



SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.


Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Under the Internal Revenue Code (the "Code"), spousal continuation and certain distribution options are available only to a person who is defined as a "spouse" under the Federal Defense of Marriage Act or other applicable federal law. All contract provisions will be interpreted and administered in accordance with the requirements of the Code. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same-sex marriage should note that the favorable tax treatment afforded under federal law would not be available to such same-sex partner or same-sex spouse. Same-sex partners or spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax adviser. Accordingly, a purchaser who has or is contemplating a civil union or same-sex marriage should note that such same-sex partner or spouse would not be able to receive continued payments after the death of the contract Owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT



If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a corporation or a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.



CONTROLLED PAYOUT



You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.





10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a QUALIFIED CONTRACT. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a NON-QUALIFIED CONTRACT.


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS



NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Account Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.



The following discussion generally applies to Non-Qualified Contracts owned by natural persons.



WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Account Value immediately before the distribution over the Owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the contract.



It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits (E.G., the GWB or GMAB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.


The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;



o  made on or after the death of an Owner;



o  attributable to the taxpayer's becoming disabled;



o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary; or



o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.



ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income. In general, the amount of each payment under a variable Annuity Payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the Annuity Payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between the fixed Annuity Option and variable Investment Portfolios, as well as transfers between Investment Portfolios after the annuity starting date. Consult your tax adviser.


Starting in 2011, if your contract allows and you elect to apply less than the entire Account Value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.



TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.



See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.



TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.



WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.



MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same Owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, Owners of variable annuity contracts have been considered to be the Owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the Owner of the Separate Account assets supporting the contract.



FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



WITHDRAWALS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2012, $5,000 plus, for an Owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract (and appropriate IRA tax endorsements) have not yet been submitted to the IRS for review and approval as to form. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the contract. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2012. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.



PENSION PLANS. Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the contract. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. The contract includes optional death benefits that in some cases may exceed the greater of the premium payments or the account value.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 require certain fundamental changes to these arrangements, including: (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are now in effect, including a prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24,

2007, we urge you to consult with your tax adviser prior to making additional Purchase Payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.


Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.


SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 401(a) plans or 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have required minimum distribution (RMD) rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Account Value, as well as all living benefits) must be added to the Account Value in computing the amount required to be distributed over the applicable period.



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



For RMDs following the death of the Annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.


Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.



"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an Annuity Payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of Annuity Payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:



o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



o The retroactive imposition of the 10% penalty tax on Annuity Payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any Annuity Payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an Annuity Payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT



We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract Owners because we are the Owner of the assets from which the tax benefits are derived.



POSSIBLE TAX LAW CHANGES


Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.





11. OTHER INFORMATION

FIRST METLIFE INVESTORS


First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.



For contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that First MetLife Investors will have sufficient funds to meet obligations under the contracts. In the event an Owner of such a contract presents a legitimate claim for payment, General American Life Insurance Company will pay such claim directly to the contract Owner if First MetLife Investors is unable to make such payment. This guarantee is enforceable by such contract Owners against General American Life Insurance Company directly without any requirement that contract Owners first file a claim against First MetLife Investors. The guarantee agreement is binding on General American Life Insurance Company, its successors or assignees and shall terminate only if the guarantee is assigned to an organization having a financial rating from certain specified rating agencies equal to or better than General American Life Insurance Company's rating. With respect to the guarantee, General American Life is relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934.



THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.



We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. First MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.



All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of Purchase Payments allocated to the following portfolios for the services it provides in marketing the portfolios' shares in connection with the contract: the American Funds (Reg.
TM) Bond Portfolio, the American Funds (Reg. TM) Growth Portfolio, the American Funds (Reg. TM) International Portfolio, the American Funds (Reg. TM) Moderate Allocation Portfolio, the American Funds (Reg. TM) Balanced Allocation Portfolio, and the American Funds (Reg. TM) Growth Allocation Portfolio.



SELLING FIRMS



As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include Metropolitan Life Insurance Company (MLIC); New England Securities Corporation; Tower Square Securities, Inc.; and Walnut Street Securities, Inc. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.



COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of commission that is paid by Distributor to all other selling firms as noted above.



SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For sales representatives of certain affiliates, the amount of this additional compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by us or our affiliates. The managers who supervise these sales representatives may also be entitled to additional cash compensation based on the sale of proprietary products sold by their representatives. Because the additional cash compensation paid to these sales representatives and their managers is primarily based on sales of proprietary products, these sales representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Sales representatives of our affiliate, MLIC, receive cash payments for the products they sell and service based upon a "gross dealer concession" model. The cash payment received by the sales representative is equal to a percentage of the gross dealer concession. For MLIC sales represenatives other than those in its MetLife Resources (MLR) division, the percentage is determined by a formula that takes into consideration the amount of proprietary products that the sales representative sells and services. The percentage could be as high as 100%. (MLR sales representatives receive compensation based on premiums and Purchase Payments applied to all products sold and serviced by the representative.) In addition, MetLife sales representatives may be entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MLIC sales representatives are entitled, the sales representatives have an incentive to favor the sale of the contracts over other similar products issued by non-affiliates. In addition, because the MLIC sales managers' compensation is based upon the sales made by the sales representatives they supervise, the MLIC sales managers also have an incentive to favor the sale of proprietary products.



We may also make certain payments to the business unit responsible for the operation of the distribution systems through which the contracts are sold. These amounts are part of the total compensation paid for the sale of the contracts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales or Account Values of our variable insurance contracts. They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with our affiliates, Tower Square Securities, Inc. and Walnut Street Securities, Inc., as well as unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with other affiliates, such as MLIC and New England Securities Corporation.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2011, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS



We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.



Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com



Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.

A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If you have any questions, you should contact us or your registered representative before submitting the form or request.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.



Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP



OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.



These rights include the right to:



o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).



o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.



The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Income Benefits").



ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI. The financial statements of General American Life have also been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company

     Independent Registered Public Accounting Firm

     Additional Information

     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts

     Condensed Financial Information

     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the lowest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the highest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)



CHART 1





                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008301          7.004420         251,441.1678
  01/01/2009    to  12/31/2009        7.004420          8.919228         555,835.8600
  01/01/2010    to  12/31/2010        8.919228          9.850085         554,530.4850
  01/01/2011    to  12/31/2011        9.850085          9.492567         556,940.8252
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038300          8.943139          25,060.2871
  01/01/2009    to  12/31/2009        8.943139          9.873009          86,055.7200
  01/01/2010    to  12/31/2010        9.873009         10.314243          94,279.9912
  01/01/2011    to  12/31/2011       10.314243         10.743934         104,118.4765
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998301          6.353235         399,776.8914
  01/01/2009    to  12/31/2009        6.353235          8.384885         507,594.8600
  01/01/2010    to  12/31/2010        8.384885          9.369155         484,640.0665
  01/01/2011    to  12/31/2011        9.369155          8.788721         519,278.0948
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988302          5.753720         134,708.0259
  01/01/2009    to  12/31/2009        5.753720          7.868382         167,153.0700
  01/01/2010    to  12/31/2010        7.868382          9.167241         179,082.4092
  01/01/2011    to  12/31/2011        9.167241          8.611175         149,918.0328
============   ==== ==========       =========         =========         ============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088298          6.048679          20,821.0686
  01/01/2009    to  12/31/2009        6.048679          8.490229          38,912.9600
  01/01/2010    to  12/31/2010        8.490229          8.935936          57,091.3130
  01/01/2011    to  12/31/2011        8.935936          7.541827          58,949.4973
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018301          7.677443         104,605.6471
  01/01/2009    to  12/31/2009        7.677443          9.327990         436,344.4400
  01/01/2010    to  12/31/2010        9.327990         10.094473         502,967.5843
  01/01/2011    to  12/31/2011       10.094473          9.958552         482,957.3777
============   ==== ==========       =========         =========         ============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.521641         12.346921           6,536.3180
  01/01/2009    to  12/31/2009       12.346921         17.828224          22,206.8100
  01/01/2010    to  12/31/2010       17.828224         20.322814          29,291.5523
  01/01/2011    to  12/31/2011       20.322814         20.480040          31,524.4242
============   ==== ==========       =========         =========         ============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         12.820747          81,960.2512
  01/01/2005    to  12/31/2005       12.820747         14.301354          70,795.1494
  01/01/2006    to  12/31/2006       14.301354         19.374246          82,626.1399
  01/01/2007    to  12/31/2007       19.374246         16.212180          87,248.0693
  01/01/2008    to  12/31/2008       16.212180          9.310030         100,768.4505
  01/01/2009    to  12/31/2009        9.310030         12.350911         103,529.3600
  01/01/2010    to  12/31/2010       12.350911         14.119798          95,611.3926
  01/01/2011    to  12/31/2011       14.119798         13.126372         106,219.8442
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.959762          67,957.0145
  01/01/2005    to  12/31/2005       11.959762         13.252669          84,493.6442
  01/01/2006    to  12/31/2006       13.252669         15.097059         120,868.8394
  01/01/2007    to  12/31/2007       15.097059         15.323863         171,257.1631
  01/01/2008    to  12/31/2008       15.323863          9.644499         172,909.6819
  01/01/2009    to  12/31/2009        9.644499         12.563686         165,031.1500
  01/01/2010    to  12/31/2010       12.563686         15.368239         156,073.8094
  01/01/2011    to  12/31/2011       15.368239         14.180003         153,939.8552
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.731522         11.716282          52,061.5728
  01/01/2004    to  12/31/2004       11.716282         13.903248         167,172.6213
  01/01/2005    to  12/31/2005       13.903248         15.639015         201,152.2012
  01/01/2006    to  12/31/2006       15.639015         19.841608         254,051.6164
  01/01/2007    to  12/31/2007       19.841608         19.316263         288,018.0273
  01/01/2008    to  12/31/2008       19.316263         11.242663         304,068.2386
  01/01/2009    to  12/31/2009       11.242663         17.165018         288,651.7400
  01/01/2010    to  12/31/2010       17.165018         19.676322         285,283.7723
  01/01/2011    to  12/31/2011       19.676322         16.612290         277,437.3354
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.687314         11.563798        42,201.7348
  01/01/2004    to  12/31/2004       11.563798         12.117839       127,760.0088
  01/01/2005    to  12/31/2005       12.117839         12.918267       118,860.8007
  01/01/2006    to  12/31/2006       12.918267         14.524142       128,976.8329
  01/01/2007    to  12/31/2007       14.524142         15.882719       109,349.8626
  01/01/2008    to  12/31/2008       15.882719          9.581346       136,460.1978
  01/01/2009    to  12/31/2009        9.581346         12.624541       119,937.9000
  01/01/2010    to  12/31/2010       12.624541         15.685173       107,530.9699
  01/01/2011    to  12/31/2011       15.685173         15.277443       109,250.1981
============   ==== ==========      ==========        ==========       ============
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      144.950960        148.918147         1,530.8062
  01/01/2011    to  12/31/2011      148.918147        135.568725         1,954.6786
============   ==== ==========      ==========        ==========       ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        9.706254         11.986389        30,439.7810
  01/01/2004    to  12/31/2004       11.986389         13.501246       106,160.6293
  01/01/2005    to  12/31/2005       13.501246         14.365513        82,799.9703
  01/01/2006    to  12/31/2006       14.365513         16.220973        80,031.3497
  01/01/2007    to  12/31/2007       16.220973         15.537282        70,808.9688
  01/01/2008    to  12/31/2008       15.537282          9.438452        73,356.9843
  01/01/2009    to  12/31/2009        9.438452         12.709651        74,808.3500
  01/01/2010    to  12/31/2010       12.709651         15.374940        75,533.9138
  01/01/2011    to  12/31/2011       15.374940         14.340195        68,197.2476
============   ==== ==========      ==========        ==========       ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        5.488500          6.684840        62,425.0405
  01/01/2004    to  12/31/2004        6.684840          7.137295       157,289.6624
  01/01/2005    to  12/31/2005        7.137295          7.981937       148,486.8678
  01/01/2006    to  12/31/2006        7.981937          7.722873       194,619.2218
  01/01/2007    to  12/31/2007        7.722873          7.775812       194,108.6805
  01/01/2008    to  12/31/2008        7.775812          4.666062       208,731.6835
  01/01/2009    to  12/31/2009        4.666062          6.108653       196,936.3400
  01/01/2010    to  12/31/2010        6.108653          7.445477       195,661.6874
  01/01/2011    to  12/31/2011        7.445477          7.569276       257,258.3820
============   ==== ==========      ==========        ==========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246967         10.622902             0.0000
  01/01/2006    to  12/31/2006       10.622902         11.148484        54,249.0746
  01/01/2007    to  12/31/2007       11.148484         10.327747        82,585.0069
  01/01/2008    to  12/31/2008       10.327747          4.614768        98,038.8993
  01/01/2009    to  12/31/2009        4.614768          6.269067       103,438.7400
  01/01/2010    to  12/31/2010        6.269067          6.625444       101,728.3432
  01/01/2011    to  04/29/2011        6.625444          7.041458             0.0000
============   ==== ==========       =========         =========       ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.329074        35,305.1549
  01/01/2007    to  12/31/2007       10.329074         13.001983       103,006.6965
  01/01/2008    to  12/31/2008       13.001983          7.775588       116,095.3975
  01/01/2009    to  12/31/2009        7.775588         10.781012       119,868.2200
  01/01/2010    to  12/31/2010       10.781012         12.952026       131,444.2402
  01/01/2011    to  12/31/2011       12.952026         12.564113       196,011.6051
============   ==== ==========       =========         =========       ============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.650777         16.036858       145,404.7172
  01/01/2004    to  12/31/2004       16.036858         17.079057       229,806.5710
  01/01/2005    to  12/31/2005       17.079057         17.068231       174,520.7132
  01/01/2006    to  12/31/2006       17.068231         18.343828       171,730.5387
  01/01/2007    to  12/31/2007       18.343828         19.243149       161,459.4049
  01/01/2008    to  12/31/2008       19.243149         15.421699       140,412.8929
  01/01/2009    to  12/31/2009       15.421699         20.768373       123,976.5500
  01/01/2010    to  12/31/2010       20.768373         23.100413       115,638.1027
  01/01/2011    to  12/31/2011       23.100413         23.760160       102,603.6485
============   ==== ==========       =========         =========       ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       25.142292         16.548409        14,801.1109
  01/01/2009    to  12/31/2009       16.548409         20.617392        18,339.4400
  01/01/2010    to  12/31/2010       20.617392         25.482748        26,033.9148
  01/01/2011    to  12/31/2011       25.482748         24.163669        25,737.9149
============   ==== ==========       =========         =========       ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997877         10.212345           129.5703
  01/01/2011    to  12/31/2011       10.212345         10.257514         8,465.0714
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987878          9.757096       427,337.2892
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          6.593315         6,957.6227
  01/01/2009    to  12/31/2009        6.593315          8.107374        15,412.2400
  01/01/2010    to  12/31/2010        8.107374          8.862691        11,590.6270
  01/01/2011    to  12/31/2011        8.862691          8.678933        32,490.0274
============   ==== ==========       =========         =========       ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998301          7.026370       124,586.1593
  01/01/2009    to  12/31/2009        7.026370          8.893585       171,276.1900
  01/01/2010    to  12/31/2010        8.893585          9.636546       222,920.9722
  01/01/2011    to  12/31/2011        9.636546          9.321590       220,495.0285
============   ==== ==========       =========         =========       ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.405390          7.690349        21,453.9156
  01/01/2004    to  11/19/2004        7.690349          7.889764        60,661.0371
============   ==== ==========       =========         =========       ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998301         10.886207           368.5200
  01/01/2010    to  12/31/2010       10.886207         12.170430           365.7899
  01/01/2011    to  12/31/2011       12.170430         11.943992           354.5468
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988726         10.467975        40,111.3139
  01/01/2007    to  12/31/2007       10.467975         14.080259        94,011.4499
  01/01/2008    to  12/31/2008       14.080259          6.164667       165,055.5588
  01/01/2009    to  12/31/2009        6.164667         10.254869       170,607.8500
  01/01/2010    to  12/31/2010       10.254869         12.485909       184,826.6074
  01/01/2011    to  12/31/2011       12.485909          9.994683       185,802.5331
============   ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.311169          9.451731        35,885.7895
  01/01/2004    to  12/31/2004        9.451731         11.126240       165,818.1286
  01/01/2005    to  12/31/2005       11.126240         12.759052       188,155.0829
  01/01/2006    to  12/31/2006       12.759052         15.908560       229,634.8755
  01/01/2007    to  12/31/2007       15.908560         17.753236       223,329.3823
  01/01/2008    to  12/31/2008       17.753236         10.079197       265,962.6876
  01/01/2009    to  12/31/2009       10.079197         13.063369       246,406.0000
  01/01/2010    to  12/31/2010       13.063369         14.336647       246,607.9696
  01/01/2011    to  12/31/2011       14.336647         12.610368       235,721.9271
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.524949          7.931148         103,902.3308
  01/01/2004    to  12/31/2004        7.931148          8.308913         335,418.6023
  01/01/2005    to  12/31/2005        8.308913          8.567167         300,808.0689
  01/01/2006    to  12/31/2006        8.567167          9.078212         367,106.5711
  01/01/2007    to  12/31/2007        9.078212         10.214981         364,321.1914
  01/01/2008    to  12/31/2008       10.214981          5.436980         356,169.1173
  01/01/2009    to  12/31/2009        5.436980          7.692918         332,804.6400
  01/01/2010    to  12/31/2010        7.692918          8.286415         322,092.6229
  01/01/2011    to  12/31/2011        8.286415          8.046579         283,323.0000
============   ==== ==========       =========         =========         ============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.425465         103,380.6755
  01/01/2004    to  12/31/2004       10.425465         11.189656         366,304.5283
  01/01/2005    to  12/31/2005       11.189656         11.170860         341,478.8317
  01/01/2006    to  12/31/2006       11.170860         11.042066         343,500.5417
  01/01/2007    to  12/31/2007       11.042066         12.045226         317,660.7322
  01/01/2008    to  12/31/2008       12.045226         11.042431         583,995.7170
  01/01/2009    to  12/31/2009       11.042431         12.834995         576,713.7000
  01/01/2010    to  12/31/2010       12.834995         13.618440         547,363.0616
  01/01/2011    to  12/31/2011       13.618440         14.903492         396,041.4639
============   ==== ==========       =========         =========         ============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.576403         11.631034          84,526.5661
  01/01/2004    to  12/31/2004       11.631034         12.022053         227,642.9793
  01/01/2005    to  12/31/2005       12.022053         12.103714         236,534.6445
  01/01/2006    to  12/31/2006       12.103714         12.456484         321,576.9201
  01/01/2007    to  12/31/2007       12.456484         13.191600         333,005.4890
  01/01/2008    to  12/31/2008       13.191600         13.041402         414,280.0371
  01/01/2009    to  12/31/2009       13.041402         15.155905         678,545.0200
  01/01/2010    to  12/31/2010       15.155905         16.142116         679,383.6337
  01/01/2011    to  12/31/2011       16.142116         16.398294         589,357.0038
============   ==== ==========       =========         =========         ============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       13.094754         16.037793               0.0000
  01/01/2010    to  12/31/2010       16.037793         18.306978               0.0000
  01/01/2011    to  12/31/2011       18.306978         17.147741           2,860.6344
============   ==== ==========       =========         =========         ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       23.229967         24.376105           2,930.4423
  01/01/2011    to  12/31/2011       24.376105         24.831966          10,283.6470
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.565084          9.981362           690.0387
  01/01/2008    to  12/31/2008        9.981362          5.718913        19,765.8802
  01/01/2009    to  12/31/2009        5.718913          6.940210        26,540.2900
  01/01/2010    to  12/31/2010        6.940210          7.884813        22,941.7527
  01/01/2011    to  12/31/2011        7.884813          7.465675        21,983.6224
============   ==== ==========       =========         =========       ============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.294819          4.580635        15,481.7657
  01/01/2004    to  12/31/2004        4.580635          4.315511        80,433.0815
  01/01/2005    to  12/31/2005        4.315511          4.717416        86,701.5552
  01/01/2006    to  12/31/2006        4.717416          4.893393       101,481.6591
  01/01/2007    to  12/31/2007        4.893393          6.336505       129,694.9148
  01/01/2008    to  12/31/2008        6.336505          3.465479       177,379.4535
  01/01/2009    to  12/31/2009        3.465479          5.424533       184,822.4100
  01/01/2010    to  12/31/2010        5.424533          6.820134       185,833.0809
  01/01/2011    to  12/31/2011        6.820134          6.050937       190,826.3718
============   ==== ==========       =========         =========       ============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.366077          8.529445           604.9194
  01/01/2009    to  12/31/2009        8.529445         10.488347       108,431.7900
  01/01/2010    to  12/31/2010       10.488347         11.591023       113,604.6090
  01/01/2011    to  12/31/2011       11.591023         11.534218       113,356.1662
============   ==== ==========       =========         =========       ============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.746232          7.819798             0.0000
  01/01/2009    to  12/31/2009        7.819798          9.940016        33,667.2500
  01/01/2010    to  12/31/2010        9.940016         11.172483        37,487.5387
  01/01/2011    to  12/31/2011       11.172483         10.766774        64,437.6140
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       34.446031         42.905952        35,434.6499
  01/01/2004    to  12/31/2004       42.905952         47.587002       104,040.5274
  01/01/2005    to  12/31/2005       47.587002         48.446417        85,481.8281
  01/01/2006    to  12/31/2006       48.446417         56.187289        98,453.8258
  01/01/2007    to  12/31/2007       56.187289         57.377185        95,733.5971
  01/01/2008    to  12/31/2008       57.377185         35.967814        98,446.2477
  01/01/2009    to  12/31/2009       35.967814         41.928431       106,350.0900
  01/01/2010    to  12/31/2010       41.928431         48.309957       104,109.8510
  01/01/2011    to  12/31/2011       48.309957         45.660800        95,880.9603
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.743147          6.098811        80,970.9645
  01/01/2004    to  12/31/2004        6.098811          7.075043       193,018.2674
  01/01/2005    to  12/31/2005        7.075043          7.985522       214,965.4141
  01/01/2006    to  12/31/2006        7.985522          8.347710       267,628.5726
  01/01/2007    to  12/31/2007        8.347710          9.668240       246,120.5215
  01/01/2008    to  12/31/2008        9.668240          5.735290       298,197.5727
  01/01/2009    to  12/31/2009        5.735290          8.214937       268,317.7400
  01/01/2010    to  12/31/2010        8.214937         10.327880       249,828.6809
  01/01/2011    to  12/31/2011       10.327880         10.001799       240,198.3401
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.458795         11.452136        49,677.0384
  01/01/2004    to  12/31/2004       11.452136         14.264232       169,088.9094
  01/01/2005    to  12/31/2005       14.264232         16.219476       155,860.8852
  01/01/2006    to  12/31/2006       16.219476         18.067717       179,622.5382
  01/01/2007    to  12/31/2007       18.067717         17.250907       177,001.5363
  01/01/2008    to  12/31/2008       17.250907         11.919451       189,012.7228
  01/01/2009    to  12/31/2009       11.919451         14.840417       191,455.5800
  01/01/2010    to  12/31/2010       14.840417         17.519779       182,919.3509
  01/01/2011    to  12/31/2011       17.519779         15.700881       169,780.3587
============   ==== ==========       =========         =========       ============
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998726         11.103863        39,770.1801
  01/01/2005    to  12/31/2005       11.103863         12.175337        37,396.9404
  01/01/2006    to  12/31/2006       12.175337         12.716515        58,212.1477
  01/01/2007    to  12/31/2007       12.716515         15.543311        80,302.8734
  01/01/2008    to  12/31/2008       15.543311          7.912081        77,616.4463
  01/01/2009    to  12/31/2009        7.912081         11.464744        76,695.7800
  01/01/2010    to  12/31/2010       11.464744         14.354847        77,143.2028
  01/01/2011    to  12/31/2011       14.354847         13.079300        80,966.0244
============   ==== ==========       =========         =========       ============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998726         10.465357        14,330.9177
  01/01/2006    to  12/31/2006       10.465357         11.959052        70,792.1519
  01/01/2007    to  12/31/2007       11.959052         11.480694       113,353.8853
  01/01/2008    to  12/31/2008       11.480694          7.244190       106,298.9594
  01/01/2009    to  12/31/2009        7.244190          9.028080       108,645.2700
  01/01/2010    to  12/31/2010        9.028080         10.209672        98,505.9803
  01/01/2011    to  12/31/2011       10.209672          9.903871       100,936.5104
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.191970         14.675475         5,183.0200
  01/01/2010    to  12/31/2010       14.675475         15.266288        12,454.3073
  01/01/2011    to  12/31/2011       15.266288         16.106936         7,759.1929
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.900743          9.995128       323,762.6645
  01/01/2006    to  12/31/2006        9.995128         10.289723       400,085.7838
  01/01/2007    to  12/31/2007       10.289723         10.618348       388,616.6652
  01/01/2008    to  12/31/2008       10.618348         10.726329       815,478.7082
  01/01/2009    to  12/31/2009       10.726329         10.588094       911,232.3300
  01/01/2010    to  12/31/2010       10.588094         10.425239       676,526.1742
  01/01/2011    to  12/31/2011       10.425239         10.265326       869,699.1694
============   ==== ==========       =========         =========       ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.064681          9.983712        62,480.4781
  01/01/2004    to  12/31/2004        9.983712          9.892782        68,026.1172
  01/01/2005    to  04/30/2005        9.892782          9.900879             0.0000
============   ==== ==========       =========         =========       ============
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.529282         10.729806        96,625.0038
  01/01/2004    to  12/31/2004       10.729806         11.847038       476,376.8217
  01/01/2005    to  12/31/2005       11.847038         12.847742       465,766.6901
  01/01/2006    to  12/31/2006       12.847742         14.473087       515,121.2114
  01/01/2007    to  12/31/2007       14.473087         14.880819       544,932.4886
  01/01/2008    to  12/31/2008       14.880819          8.870125       609,043.8238
  01/01/2009    to  12/31/2009        8.870125         11.513436       593,009.9100
  01/01/2010    to  12/31/2010       11.513436         12.676051       555,388.7662
  01/01/2011    to  12/31/2011       12.676051         11.959860       444,462.9618
============   ==== ==========       =========         =========       ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.057126          9.731099        40,220.3275
  01/01/2004    to  12/31/2004        9.731099         10.437354       159,077.6844
  01/01/2005    to  12/31/2005       10.437354         11.668521       132,952.1286
  01/01/2006    to  12/31/2006       11.668521         11.779506       183,594.9456
  01/01/2007    to  12/31/2007       11.779506         12.918182       211,826.2851
  01/01/2008    to  12/31/2008       12.918182          8.070513       237,946.9860
  01/01/2009    to  12/31/2009        8.070513         11.090236       213,325.8100
  01/01/2010    to  12/31/2010       11.090236         12.155181       202,118.7397
  01/01/2011    to  12/31/2011       12.155181         11.995148       199,888.8952
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.904957         13.921813        58,894.5012
  01/01/2004    to  12/31/2004       13.921813         15.030239       119,105.8395
  01/01/2005    to  12/31/2005       15.030239         16.236413       145,718.8256
  01/01/2006    to  12/31/2006       16.236413         17.933554       143,251.7993
  01/01/2007    to  12/31/2007       17.933554         16.407030       131,658.4679
  01/01/2008    to  12/31/2008       16.407030          8.701509       140,914.7545
  01/01/2009    to  12/31/2009        8.701509         12.097394       133,106.5400
  01/01/2010    to  12/31/2010       12.097394         13.669557       123,922.2085
  01/01/2011    to  12/31/2011       13.669557         14.333336       108,638.7960
============   ==== ==========       =========         =========       ============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.065301         10.133319             0.0000
  01/01/2009    to  12/31/2009       10.133319         14.239504         9,243.2400
  01/01/2010    to  12/31/2010       14.239504         17.187816        11,199.4412
  01/01/2011    to  12/31/2011       17.187816         14.173361         8,402.8210
============   ==== ==========       =========         =========       ============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.934843         13.616598             0.0000
  01/01/2010    to  12/31/2010       13.616598         16.882236         2,868.7114
  01/01/2011    to  12/31/2011       16.882236         16.250831         4,144.2852
============   ==== ==========       =========         =========       ============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.607628         10.418203        42,226.4177
  01/01/2004    to  12/31/2004       10.418203         11.311929       271,490.6822
  01/01/2005    to  12/31/2005       11.311929         11.627388       196,044.0679
  01/01/2006    to  12/31/2006       11.627388         13.190324       177,635.7044
  01/01/2007    to  12/31/2007       13.190324         13.635141       188,044.1078
  01/01/2008    to  12/31/2008       13.635141          8.424388       224,007.8261
  01/01/2009    to  12/31/2009        8.424388         10.446974       205,028.2800
  01/01/2010    to  12/31/2010       10.446974         11.779268       197,983.8508
  01/01/2011    to  12/31/2011       11.779268         11.790488       171,434.1365
============   ==== ==========       =========         =========       ============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        9.084172         11.694698         3,829.5200
  01/01/2010    to  12/31/2010       11.694698         12.408974         3,863.5067
  01/01/2011    to  12/31/2011       12.408974         10.672477         3,855.8651
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.260792         13.846549         1,906.0100
  01/01/2010    to  12/31/2010       13.846549         17.252923         4,304.8175
  01/01/2011    to  12/31/2011       17.252923         16.252871         3,493.9396
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.618661         14.761175              555.0200
  01/01/2010    to  12/31/2010       14.761175         18.752786            2,572.5273
  01/01/2011    to  12/31/2011       18.752786         15.385924            4,775.2387
============   ==== ==========       =========         =========        ==============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.555699         15.524317            2,465.0233
  01/01/2006    to  12/31/2006       15.524317         15.884610           42,945.1715
  01/01/2007    to  12/31/2007       15.884610         16.269782           43,156.1249
  01/01/2008    to  12/31/2008       16.269782         15.933627           37,983.2783
  01/01/2009    to  12/31/2009       15.933627         16.328707           50,467.6500
  01/01/2010    to  12/31/2010       16.328707         16.960653          293,327.5328
  01/01/2011    to  12/31/2011       16.960653         17.579867           36,087.9053
============   ==== ==========       =========         =========        ==============
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301699         10.689009            2,736.5989
  01/01/2005    to  12/31/2005       10.689009         11.617570          195,206.3640
  01/01/2006    to  12/31/2006       11.617570         13.000581          664,076.2573
  01/01/2007    to  12/31/2007       13.000581         13.169061          730,977.0522
  01/01/2008    to  12/31/2008       13.169061          7.674018          669,151.7438
  01/01/2009    to  12/31/2009        7.674018         10.022737          680,175.7500
  01/01/2010    to  12/31/2010       10.022737         11.497114          668,450.3295
  01/01/2011    to  12/31/2011       11.497114         10.666773          705,822.0916
============   ==== ==========       =========         =========        ==============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101854         10.392980          118,629.7809
  01/01/2005    to  12/31/2005       10.392980         10.962390          927,536.2298
  01/01/2006    to  12/31/2006       10.962390         12.087152        2,329,256.0006
  01/01/2007    to  12/31/2007       12.087152         12.481300        3,332,804.7036
  01/01/2008    to  12/31/2008       12.481300          8.364141        3,617,197.3272
  01/01/2009    to  12/31/2009        8.364141         10.569112        3,394,224.2200
  01/01/2010    to  12/31/2010       10.569112         11.820410        3,355,829.7158
  01/01/2011    to  12/31/2011       11.820410         11.440794        3,199,171.8968
============   ==== ==========       =========         =========        ==============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941977         10.109092          139,995.0336
  01/01/2005    to  12/31/2005       10.109092         10.399957          390,651.8198
  01/01/2006    to  12/31/2006       10.399957         11.123726        1,216,201.7807
  01/01/2007    to  12/31/2007       11.123726         11.600009          791,900.6267
  01/01/2008    to  12/31/2008       11.600009          9.062519        1,191,851.6000
  01/01/2009    to  12/31/2009        9.062519         10.967254        1,271,973.4700
  01/01/2010    to  12/31/2010       10.967254         11.975937        1,203,262.4112
  01/01/2011    to  12/31/2011       11.975937         12.001477          993,573.7740
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.55% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241746         10.603907         138,429.8122
  01/01/2005    to  12/31/2005       10.603907         11.393996       2,171,578.5040
  01/01/2006    to  12/31/2006       11.393996         12.744446       3,891,560.7207
  01/01/2007    to  12/31/2007       12.744446         13.137431       5,337,146.5864
  01/01/2008    to  12/31/2008       13.137431          8.036651       5,898,636.0619
  01/01/2009    to  12/31/2009        8.036651         10.294738       5,537,439.9800
  01/01/2010    to  12/31/2010       10.294738         11.706585       5,013,363.4587
  01/01/2011    to  12/31/2011       11.706585         11.080407       4,658,684.6569
============   ==== ==========       =========         =========       ==============
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011923         10.229313         120,668.4110
  01/01/2005    to  12/31/2005       10.229313         10.657886         651,022.5176
  01/01/2006    to  12/31/2006       10.657886         11.568201       1,328,681.4641
  01/01/2007    to  12/31/2007       11.568201         12.096278       1,758,995.1648
  01/01/2008    to  12/31/2008       12.096278          8.763057       2,133,828.9176
  01/01/2009    to  12/31/2009        8.763057         10.879096       2,205,066.3100
  01/01/2010    to  12/31/2010       10.879096         12.040052       1,762,885.5150
  01/01/2011    to  12/31/2011       12.040052         11.841405       1,634,267.3304
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 MET INVESTORS SERIES TRUST
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008082          6.994767         465,782.6633
  01/01/2009    to  12/31/2009        6.994767          8.889143         681,757.3900
  01/01/2010    to  12/31/2010        8.889143          9.797260         851,801.0028
  01/01/2011    to  12/31/2011        9.797260          9.422832         891,775.0272
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038080          8.930842          65,853.7417
  01/01/2009    to  12/31/2009        8.930842          9.839740         170,472.2700
  01/01/2010    to  12/31/2010        9.839740         10.258953         172,050.4065
  01/01/2011    to  12/31/2011       10.258953         10.665052         200,954.1355
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998082          6.344471         778,148.4045
  01/01/2009    to  12/31/2009        6.344471          8.356591       1,091,514.2300
  01/01/2010    to  12/31/2010        8.356591          9.318900       1,110,797.2013
  01/01/2011    to  12/31/2011        9.318900          8.724143       1,005,818.5941
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988083          5.745775         164,360.8715
  01/01/2009    to  12/31/2009        5.745775          7.841818         275,080.2600
  01/01/2010    to  12/31/2010        7.841818          9.118054         337,206.2488
  01/01/2011    to  12/31/2011        9.118054          8.547889         320,008.1738
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088078          6.040337         134,965.0713
  01/01/2009    to  12/31/2009        6.040337          8.461583         185,815.4100
  01/01/2010    to  12/31/2010        8.461583          8.888011         202,496.3183
  01/01/2011    to  12/31/2011        8.888011          7.486399         178,374.4932
============   ==== ==========       =========         =========       ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018081          7.666872         336,527.9270
  01/01/2009    to  12/31/2009        7.666872          9.296538         528,833.1400
  01/01/2010    to  12/31/2010        9.296538         10.040347         598,317.3785
  01/01/2011    to  12/31/2011       10.040347          9.885409         638,590.7890
============   ==== ==========       =========         =========       ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.140545         12.045782           3,737.4442
  01/01/2009    to  12/31/2009       12.045782         17.358689          52,890.1000
  01/01/2010    to  12/31/2010       17.358689         19.748068          63,506.7520
  01/01/2011    to  12/31/2011       19.748068         19.861185          67,426.0269
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         12.803566         212,033.8547
  01/01/2005    to  12/31/2005       12.803566         14.253740         188,504.3262
  01/01/2006    to  12/31/2006       14.253740         19.271313         263,254.0101
  01/01/2007    to  12/31/2007       19.271313         16.093623         325,959.4629
  01/01/2008    to  12/31/2008       16.093623          9.223364         334,276.8936
  01/01/2009    to  12/31/2009        9.223364         12.211480         324,423.6600
  01/01/2010    to  12/31/2010       12.211480         13.932543         306,041.1558
  01/01/2011    to  12/31/2011       13.932543         12.926451         314,076.8379
============   ==== ==========       =========         =========         ============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.943726         226,270.7155
  01/01/2005    to  12/31/2005       11.943726         13.208544         342,339.1585
  01/01/2006    to  12/31/2006       13.208544         15.016817         437,831.7423
  01/01/2007    to  12/31/2007       15.016817         15.211790         469,712.2522
  01/01/2008    to  12/31/2008       15.211790          9.554730         420,958.8072
  01/01/2009    to  12/31/2009        9.554730         12.421876         395,213.1900
  01/01/2010    to  12/31/2010       12.421876         15.164455         387,503.1788
  01/01/2011    to  12/31/2011       15.164455         13.964054         369,434.3791
============   ==== ==========       =========         =========         ============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.751972         11.728055         198,495.9119
  01/01/2004    to  12/31/2004       11.728055         13.889348         697,439.1975
  01/01/2005    to  12/31/2005       13.889348         15.592262         662,924.7757
  01/01/2006    to  12/31/2006       15.592262         19.742895         803,860.7863
  01/01/2007    to  12/31/2007       19.742895         19.181531         936,823.7069
  01/01/2008    to  12/31/2008       19.181531         11.141818         832,829.6866
  01/01/2009    to  12/31/2009       11.141818         16.977047         772,730.7700
  01/01/2010    to  12/31/2010       16.977047         19.422008         711,657.0130
  01/01/2011    to  12/31/2011       19.422008         16.364832         704,776.8783
============   ==== ==========       =========         =========         ============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  05/01/2003    to  12/31/2003        8.707674         11.575448         125,009.6808
  01/01/2004    to  12/31/2004       11.575448         12.105739         506,201.7474
  01/01/2005    to  12/31/2005       12.105739         12.879664         369,810.7405
  01/01/2006    to  12/31/2006       12.879664         14.451878         397,210.3327
  01/01/2007    to  12/31/2007       14.451878         15.771940         380,376.7638
  01/01/2008    to  12/31/2008       15.771940          9.495398         353,704.3893
  01/01/2009    to  12/31/2009        9.495398         12.486292         342,826.7200
  01/01/2010    to  12/31/2010       12.486292         15.482445         310,448.8874
  01/01/2011    to  12/31/2011       15.482445         15.049903         293,480.9019
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010       137.018308        140.581867          789.3334
  01/01/2011    to  12/31/2011       140.581867        127.724425        2,516.1457
============   ==== ==========       ==========        ==========      ============
 LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         9.728989         11.998433      117,846.3450
  01/01/2004    to  12/31/2004        11.998433         13.487739      208,743.7614
  01/01/2005    to  12/31/2005        13.487739         14.322557      193,150.2333
  01/01/2006    to  12/31/2006        14.322557         16.140250      186,960.8136
  01/01/2007    to  12/31/2007        16.140250         15.428895      217,926.2257
  01/01/2008    to  12/31/2008        15.428895          9.353781      200,803.8870
  01/01/2009    to  12/31/2009         9.353781         12.570466      193,498.6800
  01/01/2010    to  12/31/2010        12.570466         15.176218      178,832.9963
  01/01/2011    to  12/31/2011        15.176218         14.126604      156,595.2431
============   ==== ==========       ==========        ==========      ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003         5.505944          6.697139      239,517.2743
  01/01/2004    to  12/31/2004         6.697139          7.136100      811,491.9878
  01/01/2005    to  12/31/2005         7.136100          7.964706      578,390.0961
  01/01/2006    to  12/31/2006         7.964706          7.690836      742,421.3717
  01/01/2007    to  12/31/2007         7.690836          7.727995      789,624.0946
  01/01/2008    to  12/31/2008         7.727995          4.628049      725,759.9847
  01/01/2009    to  12/31/2009         4.628049          6.046778      675,573.7900
  01/01/2010    to  12/31/2010         6.046778          7.355352      630,068.1272
  01/01/2011    to  12/31/2011         7.355352          7.462739      771,140.4052
============   ==== ==========       ==========        ==========      ============
 LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005        10.246575         10.619411        2,188.7533
  01/01/2006    to  12/31/2006        10.619411         11.122610      147,075.4023
  01/01/2007    to  12/31/2007        11.122610         10.283068      222,133.6169
  01/01/2008    to  12/31/2008        10.283068          4.585552      227,639.0712
  01/01/2009    to  12/31/2009         4.585552          6.216925      241,217.4400
  01/01/2010    to  12/31/2010         6.216925          6.557220      222,344.1863
  01/01/2011    to  04/29/2011         6.557220          6.964406            0.0000
============   ==== ==========       ==========        ==========      ============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006         9.988562         10.315213       31,561.8333
  01/01/2007    to  12/31/2007        10.315213         12.958474      324,088.3093
  01/01/2008    to  12/31/2008        12.958474          7.734002      468,397.3094
  01/01/2009    to  12/31/2009         7.734002         10.701942      467,229.1200
  01/01/2010    to  12/31/2010        10.701942         12.831376      453,593.6199
  01/01/2011    to  12/31/2011        12.831376         12.422254      446,405.0599
============   ==== ==========       ==========        ==========      ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       14.697264         16.066264         369,622.8473
  01/01/2004    to  12/31/2004       16.066264         17.076098         697,344.9751
  01/01/2005    to  12/31/2005       17.076098         17.031269         559,349.5468
  01/01/2006    to  12/31/2006       17.031269         18.267637         586,499.3697
  01/01/2007    to  12/31/2007       18.267637         19.124730         691,962.1293
  01/01/2008    to  12/31/2008       19.124730         15.296064         585,355.9420
  01/01/2009    to  12/31/2009       15.296064         20.558065         572,745.2400
  01/01/2010    to  12/31/2010       20.558065         22.820826         508,395.0211
  01/01/2011    to  12/31/2011       22.820826         23.425811         473,762.4341
============   ==== ==========       =========         =========         ============
 LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.259921         15.945964          22,648.9253
  01/01/2009    to  12/31/2009       15.945964         19.827088          32,555.7200
  01/01/2010    to  12/31/2010       19.827088         24.457039          31,509.0967
  01/01/2011    to  12/31/2011       24.457039         23.144786          31,501.9079
============   ==== ==========       =========         =========         ============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997603         10.198534           2,766.6712
  01/01/2011    to  12/31/2011       10.198534         10.223228          68,173.1140
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987604          9.743895          68,343.6528
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          6.584222          10,537.0714
  01/01/2009    to  12/31/2009        6.584222          8.080016          18,085.8500
  01/01/2010    to  12/31/2010        8.080016          8.815149          16,477.3877
  01/01/2011    to  12/31/2011        8.815149          8.615160          16,459.9622
============   ==== ==========       =========         =========         ============
 MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998082          7.016687         108,084.8099
  01/01/2009    to  12/31/2009        7.016687          8.863588         247,102.7600
  01/01/2010    to  12/31/2010        8.863588          9.584867         292,235.3146
  01/01/2011    to  12/31/2011        9.584867          9.253106         273,148.8959
============   ==== ==========       =========         =========         ============
 MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.425734          7.704481          89,669.1063
  01/01/2004    to  11/19/2004        7.704481          7.890285         139,502.5235
============   ==== ==========       =========         =========         ============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998082         10.871607               0.0000
  01/01/2010    to  12/31/2010       10.871607         12.129841               0.0000
  01/01/2011    to  12/31/2011       12.129841         11.880428               0.0000
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988562         10.453918           42,491.5642
  01/01/2007    to  12/31/2007       10.453918         14.033128          218,268.3821
  01/01/2008    to  12/31/2008       14.033128          6.131668          296,979.6173
  01/01/2009    to  12/31/2009        6.131668         10.179606          309,151.7000
  01/01/2010    to  12/31/2010       10.179606         12.369549          448,869.9920
  01/01/2011    to  12/31/2011       12.369549          9.881769          459,078.3356
============   ==== ==========       =========         =========        ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        7.334391          9.469098          101,863.0053
  01/01/2004    to  12/31/2004        9.469098         11.124362          577,061.5471
  01/01/2005    to  12/31/2005       11.124362         12.727210          510,577.5610
  01/01/2006    to  12/31/2006       12.727210         15.829364          623,804.3671
  01/01/2007    to  12/31/2007       15.829364         17.620509          706,596.4538
  01/01/2008    to  12/31/2008       17.620509          9.978727          786,337.6311
  01/01/2009    to  12/31/2009        9.978727         12.900855          755,831.9500
  01/01/2010    to  12/31/2010       12.900855         14.122990          679,547.0092
  01/01/2011    to  12/31/2011       14.122990         12.391447          640,481.2882
============   ==== ==========       =========         =========        ==============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        6.545686          7.945738          480,286.5802
  01/01/2004    to  12/31/2004        7.945738          8.307522        1,203,753.2850
  01/01/2005    to  12/31/2005        8.307522          8.548668          950,753.5709
  01/01/2006    to  12/31/2006        8.548668          9.040556        1,004,044.7271
  01/01/2007    to  12/31/2007        9.040556         10.152174          910,931.6984
  01/01/2008    to  12/31/2008       10.152174          5.392685          816,877.6808
  01/01/2009    to  12/31/2009        5.392685          7.615002          770,615.1200
  01/01/2010    to  12/31/2010        7.615002          8.186111          700,602.7271
  01/01/2011    to  12/31/2011        8.186111          7.933327          643,789.0348
============   ==== ==========       =========         =========        ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000         10.411529          364,592.4506
  01/01/2004    to  12/31/2004       10.411529         11.152314        1,047,599.9840
  01/01/2005    to  12/31/2005       11.152314         11.111391          904,972.5062
  01/01/2006    to  12/31/2006       11.111391         10.961391          979,723.7669
  01/01/2007    to  12/31/2007       10.961391         11.933208        1,005,015.8754
  01/01/2008    to  12/31/2008       11.933208         10.917813          955,996.2859
  01/01/2009    to  12/31/2009       10.917813         12.664811        1,213,931.3400
  01/01/2010    to  12/31/2010       12.664811         13.411023        1,210,555.3407
  01/01/2011    to  12/31/2011       13.411023         14.647270        1,214,313.0310
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       11.613154         11.652364         335,933.5974
  01/01/2004    to  12/31/2004       11.652364         12.019969         638,782.8628
  01/01/2005    to  12/31/2005       12.019969         12.077499         610,270.1983
  01/01/2006    to  12/31/2006       12.077499         12.404736         820,001.5681
  01/01/2007    to  12/31/2007       12.404736         13.110413         936,710.4431
  01/01/2008    to  12/31/2008       13.110413         12.935178         959,806.9135
  01/01/2009    to  12/31/2009       12.935178         15.002440       1,146,395.0200
  01/01/2010    to  12/31/2010       15.002440         15.946750       1,234,362.8264
  01/01/2011    to  12/31/2011       15.946750         16.167547       1,157,778.5051
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.701227         15.535332               0.0000
  01/01/2010    to  12/31/2010       15.535332         17.698021           1,645.1658
  01/01/2011    to  12/31/2011       17.698021         16.544278           1,636.1582
============   ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.744622         12.307762           5,582.8900
  01/01/2011    to  12/31/2011       12.307762         12.512948          52,605.3096
============   ==== ==========       =========         =========       ==============
 RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564450          9.978019          17,864.8747
  01/01/2008    to  12/31/2008        9.978019          5.705506         267,926.3045
  01/01/2009    to  12/31/2009        5.705506          6.910104         283,616.5900
  01/01/2010    to  12/31/2010        6.910104          7.834937          83,126.2860
  01/01/2011    to  12/31/2011        7.834937          7.403653          78,849.2088
============   ==== ==========       =========         =========       ==============
 RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        3.305316          4.589108          29,059.5154
  01/01/2004    to  12/31/2004        4.589108          4.314826         318,515.9779
  01/01/2005    to  12/31/2005        4.314826          4.707273         237,604.1197
  01/01/2006    to  12/31/2006        4.707273          4.873139         360,144.6150
  01/01/2007    to  12/31/2007        4.873139          6.297612         342,326.8874
  01/01/2008    to  12/31/2008        6.297612          3.437283         350,346.0873
  01/01/2009    to  12/31/2009        3.437283          5.369652         337,565.8800
  01/01/2010    to  12/31/2010        5.369652          6.737666         331,674.9676
  01/01/2011    to  12/31/2011        6.737666          5.965845         329,398.5538
============   ==== ==========       =========         =========       ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.314090          8.474073               0.0000
  01/01/2009    to  12/31/2009        8.474073         10.399444          68,959.9600
  01/01/2010    to  12/31/2010       10.399444         11.469830         168,474.9516
  01/01/2011    to  12/31/2011       11.469830         11.390862         273,683.6447
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                       1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.698088          7.769023             0.0000
  01/01/2009    to  12/31/2009        7.769023          9.855748        43,658.9600
  01/01/2010    to  12/31/2010        9.855748         11.055654        66,884.8069
  01/01/2011    to  12/31/2011       11.055654         10.632939       179,384.0809
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       34.555426         42.984805       130,759.3672
  01/01/2004    to  12/31/2004       42.984805         47.578964       321,303.2135
  01/01/2005    to  12/31/2005       47.578964         48.341721       262,792.5612
  01/01/2006    to  12/31/2006       48.341721         55.954181       301,020.5451
  01/01/2007    to  12/31/2007       55.954181         57.024330       301,091.8969
  01/01/2008    to  12/31/2008       57.024330         35.674748       276,738.9469
  01/01/2009    to  12/31/2009       35.674748         41.503643       272,418.8700
  01/01/2010    to  12/31/2010       41.503643         47.725049       254,088.3686
  01/01/2011    to  12/31/2011       47.725049         45.017980       244,490.7175
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        4.758231          6.110051       329,987.9411
  01/01/2004    to  12/31/2004        6.110051          7.073886       417,010.4575
  01/01/2005    to  12/31/2005        7.073886          7.968314       492,672.0981
  01/01/2006    to  12/31/2006        7.968314          8.313116       649,324.9803
  01/01/2007    to  12/31/2007        8.313116          9.608835       662,013.8296
  01/01/2008    to  12/31/2008        9.608835          5.688596       711,441.3034
  01/01/2009    to  12/31/2009        5.688596          8.131775       677,501.7100
  01/01/2010    to  12/31/2010        8.131775         10.202924       619,164.9747
  01/01/2011    to  12/31/2011       10.202924          9.861078       582,772.2802
============   ==== ==========       =========         =========       ============
 THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.471513         11.454065       224,906.7685
  01/01/2004    to  12/31/2004       11.454065         14.238069       609,117.9682
  01/01/2005    to  12/31/2005       14.238069         16.157491       568,281.6472
  01/01/2006    to  12/31/2006       16.157491         17.962804       683,720.1646
  01/01/2007    to  12/31/2007       17.962804         17.116257       734,570.6047
  01/01/2008    to  12/31/2008       17.116257         11.802663       660,395.6383
  01/01/2009    to  12/31/2009       11.802663         14.665635       650,614.0700
  01/01/2010    to  12/31/2010       14.665635         17.278883       618,443.6571
  01/01/2011    to  12/31/2011       17.278883         15.454099       580,971.0152
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998562         11.088963         209,797.6090
  01/01/2005    to  12/31/2005       11.088963         12.134782         160,682.8027
  01/01/2006    to  12/31/2006       12.134782         12.648888         210,300.7010
  01/01/2007    to  12/31/2007       12.648888         15.429601         211,894.6353
  01/01/2008    to  12/31/2008       15.429601          7.838404         233,887.2861
  01/01/2009    to  12/31/2009        7.838404         11.335295         221,530.4100
  01/01/2010    to  12/31/2010       11.335295         14.164443         214,145.8176
  01/01/2011    to  12/31/2011       14.164443         12.880067         195,209.2202
============   ==== ==========       =========         =========       ==============
 VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998562         10.451325          19,907.6579
  01/01/2006    to  12/31/2006       10.451325         11.919227          94,081.6527
  01/01/2007    to  12/31/2007       11.919227         11.419472         274,791.1728
  01/01/2008    to  12/31/2008       11.419472          7.191079         305,655.4474
  01/01/2009    to  12/31/2009        7.191079          8.945174         287,900.7700
  01/01/2010    to  12/31/2010        8.945174         10.097738         269,486.1990
  01/01/2011    to  12/31/2011       10.097738          9.777703         250,199.3919
============   ==== ==========       =========         =========       ==============
 METROPOLITAN SERIES FUND, INC.
 BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       13.897321         14.351824           6,705.1100
  01/01/2010    to  12/31/2010       14.351824         14.899780          13,326.4649
  01/01/2011    to  12/31/2011       14.899780         15.688931          20,372.6653
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.892445          9.973519         459,875.9713
  01/01/2006    to  12/31/2006        9.973519         10.247024         852,398.4269
  01/01/2007    to  12/31/2007       10.247024         10.553046       1,047,590.2961
  01/01/2008    to  12/31/2008       10.553046         10.639004       1,516,309.0913
  01/01/2009    to  12/31/2009       10.639004         10.480908       1,795,358.7700
  01/01/2010    to  12/31/2010       10.480908         10.299080       1,252,291.4805
  01/01/2011    to  12/31/2011       10.299080         10.120891       1,343,521.1373
============   ==== ==========       =========         =========       ==============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  05/01/2003    to  12/31/2003       10.096666         10.002057         141,288.9607
  01/01/2004    to  12/31/2004       10.002057          9.891100         206,155.5527
  01/01/2005    to  04/30/2005        9.891100          9.892743               0.0000
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  05/01/2003    to  12/31/2003        8.556367         10.749521         344,838.7089
  01/01/2004    to  12/31/2004       10.749521         11.845032       1,376,680.4480
  01/01/2005    to  12/31/2005       11.845032         12.819984       1,190,515.8504
  01/01/2006    to  12/31/2006       12.819984         14.413047       1,446,005.5926
  01/01/2007    to  12/31/2007       14.413047         14.789310       1,565,196.0645
  01/01/2008    to  12/31/2008       14.789310          8.797857       1,490,457.3410
  01/01/2009    to  12/31/2009        8.797857         11.396812       1,440,777.4100
  01/01/2010    to  12/31/2010       11.396812         12.522598       1,381,052.9223
  01/01/2011    to  12/31/2011       12.522598         11.791509       1,327,912.9407
============   ==== ==========       =========         =========       ==============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.069248          9.732750         207,150.0599
  01/01/2004    to  12/31/2004        9.732750         10.418212         611,575.1898
  01/01/2005    to  12/31/2005       10.418212         11.623927         462,551.2167
  01/01/2006    to  12/31/2006       11.623927         11.711098         567,127.3352
  01/01/2007    to  12/31/2007       11.711098         12.817358         611,794.0722
  01/01/2008    to  12/31/2008       12.817358          7.991434         592,376.6801
  01/01/2009    to  12/31/2009        7.991434         10.959638         615,822.0200
  01/01/2010    to  12/31/2010       10.959638         11.988058         568,902.6692
  01/01/2011    to  12/31/2011       11.988058         11.806634         540,602.2162
============   ==== ==========       =========         =========       ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.939577         13.947388         236,352.9973
  01/01/2004    to  12/31/2004       13.947388         15.027679         490,292.0852
  01/01/2005    to  12/31/2005       15.027679         16.201314         453,590.4270
  01/01/2006    to  12/31/2006       16.201314         17.859135         502,687.3926
  01/01/2007    to  12/31/2007       17.859135         16.306100         526,523.7066
  01/01/2008    to  12/31/2008       16.306100          8.630590         502,108.6245
  01/01/2009    to  12/31/2009        8.630590         11.974815         476,945.5500
  01/01/2010    to  12/31/2010       11.974815         13.504035         414,860.3502
  01/01/2011    to  12/31/2011       13.504035         14.131542         382,276.9283
============   ==== ==========       =========         =========       ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064695         10.129881           2,834.9370
  01/01/2009    to  12/31/2009       10.129881         14.206229           6,600.7900
  01/01/2010    to  12/31/2010       14.206229         17.113440          16,347.7367
  01/01/2011    to  12/31/2011       17.113440         14.083849          30,364.0330
============   ==== ==========       =========         =========       ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.743176         13.360309               0.0000
  01/01/2010    to  12/31/2010       13.360309         16.531427           5,320.1643
  01/01/2011    to  12/31/2011       16.531427         15.881398          10,020.5094
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003        8.627802         10.428700         161,003.5690
  01/01/2004    to  12/31/2004       10.428700         11.300646         302,774.3902
  01/01/2005    to  12/31/2005       11.300646         11.591091         298,987.5209
  01/01/2006    to  12/31/2006       11.591091         13.120340         449,806.1390
  01/01/2007    to  12/31/2007       13.120340         13.532831         516,286.0273
  01/01/2008    to  12/31/2008       13.532831          8.342698         707,067.7347
  01/01/2009    to  12/31/2009        8.342698         10.322933         748,065.6100
  01/01/2010    to  12/31/2010       10.322933         11.613853         723,317.7636
  01/01/2011    to  12/31/2011       11.613853         11.599419         821,396.0135
============   ==== ==========       =========         =========         ============
 MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.895451         11.436663               0.0000
  01/01/2010    to  12/31/2010       11.436663         12.110959           3,113.7821
  01/01/2011    to  12/31/2011       12.110959         10.395367           5,270.5934
============   ==== ==========       =========         =========         ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.026831         13.541011             751.9800
  01/01/2010    to  12/31/2010       13.541011         16.838547          10,644.0440
  01/01/2011    to  12/31/2011       16.838547         15.830866          17,594.7932
============   ==== ==========       =========         =========         ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.606782         14.726652           1,228.0400
  01/01/2010    to  12/31/2010       14.726652         18.671588           5,441.5794
  01/01/2011    to  12/31/2011       18.671588         15.288720           7,062.3025
============   ==== ==========       =========         =========         ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.232212         15.181339           1,059.4609
  01/01/2006    to  12/31/2006       15.181339         15.502724          67,761.1868
  01/01/2007    to  12/31/2007       15.502724         15.846744          43,992.5748
  01/01/2008    to  12/31/2008       15.846744         15.488235         186,251.0003
  01/01/2009    to  12/31/2009       15.488235         15.840564         147,321.7900
  01/01/2010    to  12/31/2010       15.840564         16.420744         157,656.0482
  01/01/2011    to  12/31/2011       16.420744         16.986337         127,857.6553
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                         1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
 METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.300629         10.685617           121,236.0639
  01/01/2005    to  12/31/2005       10.685617         11.590752           894,188.5549
  01/01/2006    to  12/31/2006       11.590752         12.944726         1,644,016.0103
  01/01/2007    to  12/31/2007       12.944726         13.086132         2,213,874.2043
  01/01/2008    to  12/31/2008       13.086132          7.610366         2,136,051.6162
  01/01/2009    to  12/31/2009        7.610366          9.919738         2,222,620.9200
  01/01/2010    to  12/31/2010        9.919738         11.356251         2,186,932.1917
  01/01/2011    to  12/31/2011       11.356251         10.515063         2,161,119.4450
============   ==== ==========       =========         =========        ===============
 METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.100803         10.389680           739,667.2357
  01/01/2005    to  12/31/2005       10.389680         10.937077         4,724,605.5600
  01/01/2006    to  12/31/2006       10.937077         12.035216         7,802,234.5940
  01/01/2007    to  12/31/2007       12.035216         12.402700         9,152,633.3454
  01/01/2008    to  12/31/2008       12.402700          8.294780         9,711,506.9042
  01/01/2009    to  12/31/2009        8.294780         10.460525         9,427,298.2700
  01/01/2010    to  12/31/2010       10.460525         11.675611         9,208,532.9293
  01/01/2011    to  12/31/2011       11.675611         11.278110         9,037,122.0810
============   ==== ==========       =========         =========        ===============
 METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.940942         10.105881           104,766.7240
  01/01/2005    to  12/31/2005       10.105881         10.375938           725,694.0494
  01/01/2006    to  12/31/2006       10.375938         11.075921         1,187,350.2486
  01/01/2007    to  12/31/2007       11.075921         11.526954         1,611,920.2840
  01/01/2008    to  12/31/2008       11.526954          8.987380         2,778,593.2986
  01/01/2009    to  12/31/2009        8.987380         10.854598         3,137,122.7900
  01/01/2010    to  12/31/2010       10.854598         11.829251         2,973,583.0709
  01/01/2011    to  12/31/2011       11.829251         11.830850         2,946,865.4756
============   ==== ==========       =========         =========        ===============
 METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.240681         10.600541           787,097.3421
  01/01/2005    to  12/31/2005       10.600541         11.367691         6,313,057.8954
  01/01/2006    to  12/31/2006       11.367691         12.689689        10,412,290.2543
  01/01/2007    to  12/31/2007       12.689689         13.054701        12,419,946.5566
  01/01/2008    to  12/31/2008       13.054701          7.969996        12,297,718.2340
  01/01/2009    to  12/31/2009        7.969996         10.188952        12,117,514.9100
  01/01/2010    to  12/31/2010       10.188952         11.563163        11,614,606.6878
  01/01/2011    to  12/31/2011       11.563163         10.922825        10,792,945.5817
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                        1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.010881         10.226064         627,196.8930
  01/01/2005    to  12/31/2005       10.226064         10.633274       2,297,446.7565
  01/01/2006    to  12/31/2006       10.633274         11.518490       3,909,326.9247
  01/01/2007    to  12/31/2007       11.518490         12.020101       4,618,566.9161
  01/01/2008    to  12/31/2008       12.020101          8.690395       4,641,226.6470
  01/01/2009    to  12/31/2009        8.690395         10.767338       4,600,132.1300
  01/01/2010    to  12/31/2010       10.767338         11.892574       5,131,015.6342
  01/01/2011    to  12/31/2011       11.892574         11.673042       4,855,963.9603
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).


Effective as of April 30, 2012, Met Investors Series Trust: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:



ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION PORTFOLIO


SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AllianceBernstein Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



AMERICAN FUNDS (Reg. TM) BOND PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Bond Portfolio seeks to maximize current income and preserve capital.


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS (Reg. TM) INTERNATIONAL PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) International Portfolio seeks to achieve growth of capital.



AQR GLOBAL RISK BALANCED PORTFOLIO


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.



BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO



SUBADVISER: CBRE Clarion Securities LLC (formerly ING Clarion Real Estate Securities LLC)



INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.



INVESCO BALANCED-RISK ALLOCATION PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.

INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JANUS FORTY PORTFOLIO


SUBADVISER: Janus Capital Management LLC


INVESTMENT OBJECTIVE: The Janus Forty Portfolio seeks capital appreciation.



JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.



LAZARD MID CAP PORTFOLIO


SUBADVISER: Lazard Asset Management LLC


INVESTMENT OBJECTIVE: The Lazard Mid-Cap Portfolio seeks long-term growth of capital.


LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason ClearBridge Aggressive Growth Portfolio seeks capital appreciation.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


LORD ABBETT MID CAP VALUE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC



INVESTMENT OBJECTIVE: The Lord Abbett Mid Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.



MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/FRANKLIN MUTUAL SHARES PORTFOLIO


SUBADVISER: Franklin Mutual Advisers, LLC



INVESTMENT OBJECTIVE: The Met/Franklin Mutual Shares Portfolio seeks capital appreciation, which may occasionally be short-term. The Portfolio's secondary investment objective is income.



MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO*


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.



METLIFE BALANCED PLUS PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.

PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.



PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.



RAINIER LARGE CAP EQUITY PORTFOLIO


SUBADVISER: Rainier Investment Management, Inc.


INVESTMENT OBJECTIVE: The Rainier Large Cap Equity Portfolio seeks to maximize long-term capital appreciation.


RCM TECHNOLOGY PORTFOLIO


SUBADVISER: RCM Capital Management LLC


INVESTMENT OBJECTIVE: The RCM Technology Portfolio seeks capital appreciation; no consideration is given to income.



SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO


SUBADVISER: Schroder Investment Management North America Inc.


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.



INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.


THIRD AVENUE SMALL CAP VALUE PORTFOLIO


SUBADVISER: Third Avenue Management LLC


INVESTMENT OBJECTIVE: The Third Avenue Small Cap Value Portfolio seeks long-term capital appreciation.


TURNER MID CAP GROWTH PORTFOLIO



SUBADVISER: Turner Investments, L.P. (formerly Turner Investment Partners,
Inc.)



INVESTMENT OBJECTIVE: The Turner Mid-Cap Growth Portfolio seeks capital appreciation.

VAN KAMPEN COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:



BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The Barclays Capital Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.



BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


DAVIS VENTURE VALUE PORTFOLIO (CLASS E)


SUBADVISER: Davis Selected Advisers, L.P. Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers - NY, Inc., a wholly-owned subsidiary.


INVESTMENT OBJECTIVE: The Davis Venture Value Portfolio seeks growth of capital.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.



METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.



MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G) (formerly Morgan Stanley EAFE (Reg. TM) Index Portfolio )



SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.



RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Advisors Company, LLC



INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.

VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)*


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


*This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders.")


MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)


In addition to the Met Investors Series Trust Portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are available under the contract:


METLIFE DEFENSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Defensive Strategy Portfolio seeks to provide a high level of current income with growth of capital, a secondary objective.


METLIFE MODERATE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Moderate Strategy Portfolio seeks to provide a high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE BALANCED STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Balanced Strategy Portfolio seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.


METLIFE GROWTH STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Growth Strategy Portfolio seeks to provide growth of capital.


METLIFE AGGRESSIVE STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Aggressive Strategy Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - AMERICAN FUNDS (Reg. TM) ASSET ALLOCATION PORTFOLIOS (CLASS C)


In addition to the Met Investors Series Trust portfolios listed above, the following Class C portfolios managed by MetLife Advisers, LLC are also available under the contract:



AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO



INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


MET INVESTORS SERIES TRUST - FRANKLIN TEMPLETON ASSET ALLOCATION PORTFOLIO (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolio managed by MetLife Advisers, LLC is also available under the contract:


MET/FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO


INVESTMENT OBJECTIVE: The Met/Franklin Templeton Founding Strategy Portfolio primarily seeks capital appreciation and secondarily seeks income.


MET INVESTORS SERIES TRUST - SSGA ETF PORTFOLIOS (CLASS B)


In addition to the Met Investors Series Trust portfolios listed above, the following Class B portfolios managed by MetLife Advisers, LLC are also available under the contract:


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth and Income ETF Portfolio seeks growth of capital and income.

SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSgA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSgA Growth ETF Portfolio seeks growth of capital.

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS


In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.



6-MONTH EDCA


The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 5% and that a $12,000 Purchase Payment plus the 5% Purchase Payment Credit of $600 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,600 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 Purchase Payment amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 4th month, assume that you are eligible to receive a Purchase Payment Credit of 5% and a second Purchase Payment of $6,000 plus the 5% Purchase Payment Credit of $300 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 Purchase Payment amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,600             $2,000           $10,600          $10,600
    2                                $2,000           $ 8,626          $ 8,626
    3                                $2,000           $ 6,647          $ 6,647
    4*           $ 6,300             $3,000           $ 9,964          $ 3,664         $6,300
    5                                $3,000           $ 6,988          $   673         $6,316
    6                                $3,000           $ 4,006                0         $4,006
    7                                $3,000           $ 1,015                0         $1,015
    8                                $1,018                 0                0              0



* At the beginning of the 4th month, a $6,000 Purchase Payment and a Purchase Payment Credit of $300 is added to the EDCA Account. This amount ($6,300) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,664 in the 1st Payment Bucket ($6,647 (1st Payment Bucket Account Value from the 3rd month) + $17 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,664). The total EDCA Account Value at the beginning of the 4th month is $9,964 ($3,664 in the 1st Payment Bucket + $6,300 in the 2nd Payment Bucket = $9,964).

12-MONTH EDCA


The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple Purchase Payments are allocated to the program. The example assumes that you are eligible to receive a Purchase Payment Credit of 5% and that a $24,000 Purchase Payment plus the 5% Purchase Payment Credit of $1,200 is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $23,200 remaining after the EDCA transfer is allocated to the 1st Payment Bucket, where it is credited with a 3% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 Purchase Payment amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:



Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount



At the beginning of the 6th month, assume you are eligible to receive a Purchase Payment Credit of 5% and a second Purchase Payment of $12,000 plus the 5% Purchase Payment Credit of $600 is allocated to the 2nd Payment Bucket, where it is credited with a 3% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 Purchase Payment amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.





                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $25,200                   $2,000           $23,200          $23,200
    2                                $2,000           $21,257          $21,257
    3                                $2,000           $19,310          $19,310
    4                                $2,000           $17,357          $17,357
    5                                $2,000           $15,400          $15,400
    6*     $12,600                   $3,000           $25,038          $12,438         $12,600
    7                                $3,000           $22,100          $ 9,469         $12,631
    8                                $3,000           $19,154          $ 6,492         $12,662
    9                                $3,000           $16,202          $ 3,508         $12,693
   10                                $3,000           $13,242          $   517         $12,725
   11                                $3,000           $10,274                0         $10,274
   12                                $3,000           $ 7,300                0         $ 7,300
   13                                $3,000           $ 4,318                0         $ 4,318
   14                                $3,000           $ 1,328                0         $ 1,328
   15                                $1,331                 0                0               0



* At the beginning of the 6th month, a $12,000 Purchase Payment and a Purchase Payment Credit of $600 is added to the EDCA Account. This amount ($12,600) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $12,438 in the 1st Payment Bucket ($15,400 (1st Payment Bucket Account Value from the 5th month) + $38 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $12,438). The total EDCA Account Value at the beginning of the 6th month is $25,038 ($12,438 in the 1st Payment Bucket + $12,600 in the 2nd Payment Bucket = $25,038).

APPENDIX D


GMIB PLUS I EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Minimum Income Benefit Plus (GMIB Plus I). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALITIES.



(1) WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT


    Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of
    ---------------------------------------------------------------------------
    the Annual Increase Amount from the prior contract anniversary
    --------------------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).



    Proportionate adjustment when withdrawal is greater than 5% of the Annual
    -------------------------------------------------------------------------
    Increase Amount from the prior contract anniversary
    ---------------------------------------------------



    Assume the initial Purchase Payment is $100,000 and the GMIB Plus I is selected. Assume the Account Value at the first contract anniversary is $100,000. The Annual Increase Amount at the first contract anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first contract anniversary, $10,000 is withdrawn (leaving an Account Value of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Value attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Value by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If
    multiple withdrawals are made during a Contract Year - for example, two $5,000 withdrawals instead of one $10,000 withdrawal - and those withdrawals total more than 5% of the Annual Increase Amount from the prior contract anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount at the second contract anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

    (Based on the date a contract was issued with the GMIB Plus I rider, the annual increase rate may be higher than 5%. See "Living Benefits - Guaranteed Income Benefits.")


(2) THE ANNUAL INCREASE AMOUNT



    Example
    -------

    Assume the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Annual Increase Amount is equal to $100,000 (the initial Purchase Payment). The Annual Increase Amount is calculated at each contract anniversary (through the contract anniversary prior to the Owner's 91st birthday, subject to the 270% maximum increase limitation on the Annual Increase Amount). At the tenth contract anniversary, when the Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.



    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
    be based
    --------



    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the annual increase rate of 5%, until the contract anniversary prior to the contract Owner's 91st birthday. Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at 5% a year adjusted for withdrawals and charges -

     "the Annual Increase Amount") is the value upon which future income payments can be based.


[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the Annuity Pay-out rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



[GRAPHIC APPEARS HERE]






(3) THE HIGHEST ANNIVERSARY VALUE ("HAV")


    Example
    -------



    Assume, as in the example in section (2) above, the Owner of the contract is a male, age 55 at issue, and he elects the GMIB Plus I rider. He makes an initial Purchase Payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Account Value on the first contract anniversary is $108,000 due to good market performance. Because the Account Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Value ($108,000). Assume the Account Value on the second contract anniversary is $102,000 due to poor market performance. Because the Account Value is less than the Highest
    Anniversary Value ($108,000), the Highest Anniversary Value remains
    $108,000.


    Assume this process is repeated on each contract anniversary until the tenth contract anniversary, when the Account Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Value ($155,000). See section (4) below for an example of the exercise of the GMIB Plus I rider.

    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
    be based
    --------



    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional Purchase Payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------



    Assume that you decide to annuitize your contract and begin taking Annuity Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Accordingly, the Highest Anniversary Value will be applied to the Annuity Payout rates in the Guaranteed Minimum Income Benefit Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.




[GRAPHIC APPEARS HERE]






(4) PUTTING IT ALL TOGETHER


    Example
    -------



    Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the GMIB Plus I rider at the tenth contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Because the Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields Annuity Payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $673; if the Owner were age 75, the Income Base of $162,889 would yield monthly payments of $785.)




    Assume the Owner chooses to exercise the GMIB Plus I rider at the 21st contract anniversary and elects a life annuity with 5 years of Annuity Payments guaranteed. Assume the Account Value has declined due to poor market performance. The Annual Increase Amount would be limited to the maximum of 270% of the total Purchase Payments, which equals $270,000. Because the Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($155,000), the Annual Increase Amount ($270,000) is used as the Income Base. The Income Base of $270,000 is applied to the GMIB Annuity Table. This yields Annuity Payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same Owner were instead age 81, the Income Base of $270,000 would yield monthly payments of $1,607; if the Owner were age 86, the

    Income Base of $270,000 would yield monthly payments of $1,877.)



    The above example does not take into account the impact of premium and other taxes. As with other pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you select. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.



    Graphic Example
    ---------------



    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB Plus I may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.



[GRAPHIC APPEARS HERE]







    With the GMIB Plus I, the Income Base is applied to special, conservative Guaranteed Minimum Income Benefit annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB Plus I, you will have paid for the GMIB Plus I although it was never used.




[GRAPHIC APPEARS HERE]






(5) THE GUARANTEED PRINCIPAL OPTION



    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.



    The effects of exercising the Guaranteed Principal Option are:



    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.




    2) The GMIB Plus I rider and rider fee terminates as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.




    3) The GMIB Plus I allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.




[GRAPHIC APPEARS HERE]







    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(6) THE OPTIONAL STEP UP: AUTOMATIC ANNUAL STEP-UP



Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first contract anniversary. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



   (1) The Annual Increase Amount automatically resets from $105,000 to
       $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the first contract anniversary;


   (3) The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.



The effect of the Optional Step-Up is:



   (1) The Annual Increase Amount automatically resets from $115,500 to
       $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the second contract anniversary;


   (3) The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. At each contract anniversary, your Account Value would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).



The effect of each Optional Step-Up is:



   (1) The Annual Increase Amount automatically resets to the higher Account Value;


   (2) The 10-year waiting period to annuitize the contract under the GMIB Plus I is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB Plus I rider charge may be reset to the fee we would charge new contract Owners for the same GMIB Plus I rider at that time; and



   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.



The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 5% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the 270% maximum increase limitation on the Annual Increase Amount. Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB Plus I remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB Plus I rider charge remains at its current level; and



   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.

[GRAPHIC APPEARS HERE]

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. (Examples A, B and C are for the Lifetime Withdrawal Guarantee II rider. Examples D through K are for the Enhanced GWB rider.) The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee II rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the Enhanced GWB rider) cannot be taken as a lump sum.



A.   Lifetime Withdrawal Guarantee II


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



Assume that a contract with the Single Life version of LWG II had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that $5,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero. (Under the Single Life version of the LWG II rider, if the contract Owner makes the first withdrawal on or after the contract anniversary following the date the contract Owner reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)



[GRAPHIC APPEARS HERE]







                                     Remaining
Annual                               Guaranteed   Guaranteed
Benefit   Cumulative    Account      Withdrawal   Withdrawal
Payment   Withdrawals   Value        Amount       Amount
$5,000    $5,000        $100,000     $100,000     $100,000
  5,000        10,000      90,250        95,000      100,000
  5,000        15,000    80,987.5        90,000      100,000
  5,000        20,000   72,188.13        85,000      100,000
  5,000        25,000   63,828.72        80,000      100,000
  5,000        30,000   55,887.28        75,000      100,000
  5,000        35,000   48,342.92        70,000      100,000
  5,000        40,000   41,175.77        65,000      100,000
  5,000        45,000   34,366.98        60,000      100,000
  5,000        50,000   27,898.63        55,000      100,000
  5,000        55,000    21,753.7        50,000      100,000
  5,000        60,000   15,916.02        45,000      100,000
  5,000        65,000   10,370.22        40,000      100,000
  5,000        70,000   5,101.706        35,000      100,000
  5,000        75,000    96.62093        30,000      100,000
  5,000        80,000           0             0      100,000
  5,000        85,000           0             0      100,000
  5,000        90,000           0             0      100,000
  5,000        95,000           0             0      100,000
  5,000       100,000           0             0      100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment



Assume that a contract with the Single Life version of the LWG II rider had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the initial Annual Benefit Payment would be

$6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Value was further reduced to $80,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $80,000 - $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Value before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% x $87,500 = $4,375.


(Assume instead that you withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000. Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the Account Value before that withdrawal.)



B.   Lifetime Withdrawal Guarantee - Compounding Income Amount



Assume that a contract with the Lifetime Withdrawal Guarantee II rider had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%). (If the contract Owner makes the first withdrawal on or after the contract anniversary following the date he or she reaches age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment would be $6,000. For the purposes of this example, assume the contract Owner makes the first withdrawal before the contract anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)


The Total Guaranteed Withdrawal Amount will increase by 6% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 5th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 x 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 x 5%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 x 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 x 5%).

If the first withdrawal is taken after the fifth Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 x 5%).



[GRAPHIC APPEARS HERE]







Year         Annual
of Second    Benefit
Withdrawal   Payment
         1   $5,000
         2     5,363
         3     5,751
         4     6,168
         5     6,615
         6     7,095
         7     7,609
         8     8,161
         9     8,753
        10     9,387
        11    10,068



C. Lifetime Withdrawal Guarantee - Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)



Assume that a contract Owner, age 63 at issue, elected the Single Life version of the LWG II rider and made an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Assuming that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually on each contract anniversary, from the second contract anniversary through the fourth contract anniversary, and at that point would be equal to $134,832. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth contract anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 x 5%).

At the 5th contract anniversary, assuming that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 x 5%).



[GRAPHIC APPEARS HERE]





D.   Enhanced GWB -  How Withdrawals Affect the Benefit Base



  1. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 ($100,000 + 5% GWB Bonus Amount). Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.



E. Enhanced GWB - How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second Purchase Payment) and b) $5,635 (7% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $7,350.



F.   Enhanced GWB - How Withdrawals Affect the Annual Benefit Payment



  1. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.




  2. An initial Purchase Payment is made of $100,000. The initial Benefit
     Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.



G. Enhanced GWB - How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount



An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% x $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $80,500 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.



H.   Enhanced GWB - Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $7,350 at this time, your Account Value would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.



[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account     Benefit
     Payment   Withdrawal   Value       Base
 0   $0        $0           $100,000    $105,000
 1     7,350        7,350     85,000      97,650
 2     7,350        7,350     68,000      90,300
 3     7,350        7,350     50,000      82,950
 4     7,350        7,350     42,650      75,600
 5     7,350        7,350     35,300      68,250
 6     7,350        7,350     27,950      60,900
 7     7,350        7,350     20,600      53,550
 8     7,350        7,350     13,250      46,200
 9     7,350        7,350      5,900      38,850
10     7,350        7,350          0      31,500
11     7,350        7,350          0      24,150
12     7,350        7,350          0      16,800
13     7,350        7,350          0       9,450
14     7,350        7,350          0       2,100
15     2,100        2,100          0           0
16
17
18

  2.   When Withdrawals Do Exceed the Annual Benefit Payment



An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% x $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative    Account     Benefit
     Payment   Withdrawals   Value       Base
 0   $0        $0            $100,000    $105,000
 1     7,350         7,350     85,000      97,650
 2     7,350         7,350     68,000      90,300
 3     7,350         7,350     50,000      82,950
 4     7,350        10,000     40,000      40,000
 5     2,800         2,800     37,200      37,200
 6     2,800         2,800     34,400      34,400
 7     2,800         2,800     31,600      31,600
 8     2,800         2,800     28,800      28,800
 9     2,800         2,800     26,000      26,000
10     2,800         2,800     23,200      23,200
11     2,800         2,800     20,400      20,400
12     2,800         2,800     17,600      17,600
13     2,800         2,800     14,800      14,800
14     2,800         2,800     12,000      12,000
15     2,800         2,800      9,200       9,200
16     2,800         2,800      6,400       6,400
17     2,800         2,800      3,600       3,600
18     2,800         2,800        800         800



I. Enhanced GWB - How the Optional Reset Works (may be elected prior to age 86)



Assume that a contract had an initial Purchase Payment of $100,000 and the fee is 0.55%. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).


The Account Value on the third contract anniversary grew due to market performance to $148,350. Assume the fee remains at 0.55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.55%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.


The Account Value on the sixth contract anniversary grew due to market performance to $179,859. Assume the fee has been increased to 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

The Account Value on the ninth contract anniversary grew due to market performance to $282,582. Assume the fee is still 0.60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at 0.60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.



The period of time over which the Annual Benefit Payment may be taken would be lengthened.


[GRAPHIC APPEARS HERE]







     Annual
     Benefit   Cumulative   Account
     Payment   Withdrawal   Value
 1      7350         7350    105000
 2      7350        14700    125000
 3      7350        22050    130000
 4     10385        32435    148350
 5     10385        42819    185000
 6     10385        53204    195000
 7     12590        65794    179859
 8     12590        78384    210000
 9     12590        90974    223000
10     19781       110755    282582
11     19781       130535    270000
12     19781       150316    278000
13         0            0    315000



J. Enhanced GWB - How a One-Time Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.


Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Value at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%). (If you elect Automatic Annual Resets, a reset will not occur if the Account Value is lower than the Guaranteed Withdrawal Amount.)



Under these circumstances, the one-time Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.

K. Enhanced GWB - Annual Benefit Payment Continuing When Account Value Reaches Zero



Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).


Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Account Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.



In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the contract would then be $105,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Cumulative    Account     Benefit
Payment   Withdrawals   Value       Base
 $7,350        $7,350    $100,000    $105,000
   7350        14,700      73,000      97,650
   7350        22,050      52,750      90,300
   7350        29,400    37,562.5      82,950
   7350        36,750   26,171.88      75,600
   7350        44,100   17,628.91      68,250
   7350        51,450   11,221.68      60,900
   7350        58,800    6,416.26      53,550
   7350        66,150   2,812.195      46,200
   7350        73,500    109.1461      38,850
   7350        80,850           0      31,500
   7350        88,200           0      24,150
   7350        95,550           0      16,800
   7350       102,900           0       9,450
  2,100       105,000           0       2,100
      0                                     0

APPENDIX F

DEATH BENEFIT EXAMPLES


The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES BELOW DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. All amounts are rounded to the nearest dollar.




PRINCIPAL PROTECTION DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2012              $100,000
   B    Account Value                                 10/1/2013              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2013           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2014              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2014              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2014              $  9,000
   G    Percentage Reduction in Account               10/2/2014                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2014              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2014           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2014              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT


The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.






                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2012              $100,000
   B    Account Value                                      10/1/2013              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2013           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2014              $ 90,000
                                                 (Second Contract Anniversary)

   E    Death Benefit (Highest Contract Year               10/1/2014              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2014              $  9,000
   G    Percentage Reduction in Account                    10/2/2014                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2014              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2014           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2014              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 10/1/2014 and 10/2/2014 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                   FIRST METLIFE INVESTORS INSURANCE COMPANY


                                    CLASS XC


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 30, 2012, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 30, 2012.


SAI-0412NYXC

TABLE OF CONTENTS                           PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM..................................     3
ADDITIONAL INFORMATION..................     4
CUSTODIAN...............................     4
DISTRIBUTION............................     4
CALCULATION OF PERFORMANCE INFORMATION..     5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     7
     Variable Annuity...................     7
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
       on Transactions..................     8
TAX STATUS OF THE CONTRACTS.............     8
CONDENSED FINANCIAL INFORMATION.........    11
     Class XC...........................    11
FINANCIAL STATEMENTS....................    24

COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.



On December 31, 2002, MetLife entered into a net worth maintenance agreement with the Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2011, the capital and surplus of the Company was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.



First MetLife Investors is presently licensed to do business only in the State of New York.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of First MetLife Investors Variable Annuity Account One, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The financial statements of First MetLife Investors Insurance Company, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.




The consolidated financial statements of General American Life Insurance Company and subsidiary, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.




The consolidated financial statements, and the related financial statement schedules, incorporated by reference in this Statement of Additional Information from the MetLife, Inc. and subsidiaries' ("MetLife's") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2011, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which express (1) an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph regarding changes in MetLife's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009, and, (2) an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.




ADDITIONAL INFORMATION


As noted above in the "Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents or portions thereof, as described, which have been filed with the SEC, which means that these documents or portions thereof, as described, are legally a part of this Statement of Additional Information:


(i) The consolidated financial statements and financial statement schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2011, filed on February 28, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov; and


(ii) MetLife's Current Report on Form 8-K filed with the SEC on March 5, 2012 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.



You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.




CUSTODIAN

First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2011             $62,734,342              $0
2010             $38,941,801              $0
2009             $30,447,865              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2011 ranged from $0 to $25,311,993.* The amount of commissions paid to selected selling firms during 2011 ranged from $90 to $7,669,125. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2011 ranged from $90 to $27,970,665.*



* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors Insurance Company, MetLife Investors USA Insurance Company and MetLife Insurance Company of Connecticut.



The following list sets forth the names of selling firms that received additional compensation in 2011 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
AXA Advisors, LLC
BBVA Compass Investment Solutions, Inc.

Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.

Commonwealth Financial Network

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
FSC Securities Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.

Founders Financial Securities, LLC
H. D. Vest Investment Securities, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
ING Financial Partners, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC

Key Investment Services LLC

Lincoln Financial Advisors Corporation.

Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC

M&T Securities, Inc.
Merrill Lynch, Inc.

Morgan Keegan & Company, Inc.

Morgan Stanley Smith Barney, LLC
National Planning Corporation

NEXT Financial Group

NFP Securities, Inc.
PFS Investments Inc.
PNC Investments LLC

ProEquities, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services, Inc.

RBC Wealth Management

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Sammons Securities Company, LLC
Securities America, Inc.

Sigma Financial Corporation
Stifel, Nicolaus & Company, Incorporated

Tower Square Securities, Inc.

Transamerica Financial Advisors, Inc.

UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.

United Planners' Financial Services of America
ValMark Securities, Inc.

Wall Street Financial Group, Inc.

Walnut Street Securities, Inc.
Wells Fargo Advisors, LLC
Wells Fargo Advisors Financial Network, LLC

Woodbury Financial Services, Inc.



There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.





CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN



From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charge and/or GMIB, GWB, or GMAB rider charge. For purposes of calculating performance information, the GWB rider charge is currently reflected as a percentage of Account Value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:



  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any applicable withdrawal charge, GMIB, GWB, or GMAB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.



Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.




HISTORICAL UNIT VALUES



The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.




REPORTING AGENCIES



The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.



The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.



The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:




1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;



2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

    (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.



B is the net asset value per share of the portfolio for the immediately preceding Business Day.



C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus


    (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:



o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and



o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.



FIXED ANNUITY



A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.




MORTALITY AND EXPENSE GUARANTEE



The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.




LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS



If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.





TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards.

However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract Owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an Owner of the contract (or on the death of, or change in, any primary Annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the contract may be continued with the surviving spouse as the new Owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.



Other rules may apply to Qualified Contracts.



MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA Owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more Owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Account Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual

Beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the Beneficiary is the surviving spouse which allow the spouse to assume the contract as Owner. Alternative rules permit a spousal Beneficiary under a Qualified Contract, including an IRA, to defer the required minimum distribution ("RMD") requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


For RMDs after the death of the contract Owner, the five-year rule is applied without regard to calendar year 2009. For instance, for a contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2011. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



CLASS XC





                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.008191         6.999592           0.0000
  01/01/2009    to  12/31/2009        6.999592         8.904173           0.0000
  01/01/2010    to  12/31/2010        8.904173         9.823637           0.0000
  01/01/2011    to  12/31/2011        9.823637         9.457635           0.0000
============   ==== ==========       =========        =========       ==========
AMERICAN FUNDS (Reg. TM) BOND SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.038190         8.936988           0.0000
  01/01/2009    to  12/31/2009        8.936988         9.856360           0.0000
  01/01/2010    to  12/31/2010        9.856360        10.286561           0.0000
  01/01/2011    to  12/31/2011       10.286561        10.704420           0.0000
============   ==== ==========       =========        =========       ==========
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.998192         6.348852           0.0000
  01/01/2009    to  12/31/2009        6.348852         8.370726           0.0000
  01/01/2010    to  12/31/2010        8.370726         9.343994           0.0000
  01/01/2011    to  12/31/2011        9.343994         8.756372           0.0000
============   ==== ==========       =========        =========       ==========
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008        9.988192         5.749746           0.0000
  01/01/2009    to  12/31/2009        5.749746         7.855089       4,174.8400
  01/01/2010    to  12/31/2010        7.855089         9.142614       4,751.4946
  01/01/2011    to  12/31/2011        9.142614         8.579473       2,635.2556
============   ==== ==========       =========        =========       ==========
AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.088188         6.044506           0.0000
  01/01/2009    to  12/31/2009        6.044506         8.475894           0.0000
  01/01/2010    to  12/31/2010        8.475894         8.911941           0.0000
  01/01/2011    to  12/31/2011        8.911941         7.514062           0.0000
============   ==== ==========       =========        =========       ==========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  04/28/2008    to  12/31/2008       10.018191         7.672156            0.0000
  01/01/2009    to  12/31/2009        7.672156         9.312251            0.0000
  01/01/2010    to  12/31/2010        9.312251        10.067374            0.0000
  01/01/2011    to  12/31/2011       10.067374         9.921913            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       16.329982        12.195423            0.0000
  01/01/2009    to  12/31/2009       12.195423        17.591890            0.0000
  01/01/2010    to  12/31/2010       17.591890        20.033380          280.6342
  01/01/2011    to  12/31/2011       20.033380        20.168240          807.3893
============   ==== ==========       =========        =========       ===========
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        12.812153        2,118.0859
  01/01/2005    to  12/31/2005       12.812153        14.277527        1,394.5578
  01/01/2006    to  12/31/2006       14.277527        19.322711       16,558.2809
  01/01/2007    to  12/31/2007       19.322711        16.152793       36,094.5709
  01/01/2008    to  12/31/2008       16.152793         9.266596       39,013.3374
  01/01/2009    to  12/31/2009        9.266596        12.280998       43,674.4800
  01/01/2010    to  12/31/2010       12.280998        14.025858       41,622.4875
  01/01/2011    to  12/31/2011       14.025858        13.026028       37,872.7901
============   ==== ==========       =========        =========       ===========
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.951741        1,987.2648
  01/01/2005    to  12/31/2005       11.951741        13.230588        5,003.5657
  01/01/2006    to  12/31/2006       13.230588        15.056884        5,512.9072
  01/01/2007    to  12/31/2007       15.056884        15.267724        5,361.3370
  01/01/2008    to  12/31/2008       15.267724         9.599510        5,189.8135
  01/01/2009    to  12/31/2009        9.599510        12.492580        4,762.3500
  01/01/2010    to  12/31/2010       12.492580        15.266007        4,621.2857
  01/01/2011    to  12/31/2011       15.266007        14.071615        4,394.3443
============   ==== ==========       =========        =========       ===========
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.819295         8.805453           11.3388
  01/01/2003    to  12/31/2003        8.805453        11.690181        1,576.5564
  01/01/2004    to  12/31/2004       11.690181        13.858377        3,199.1810
  01/01/2005    to  12/31/2005       13.858377        15.573010        7,624.0781
  01/01/2006    to  12/31/2006       15.573010        19.738183       37,445.2598
  01/01/2007    to  12/31/2007       19.738183        19.196255        4,036.6187
  01/01/2008    to  12/31/2008       19.196255        11.161587        3,889.9511
  01/01/2009    to  12/31/2009       11.161587        17.024193        6,229.5200
  01/01/2010    to  12/31/2010       17.024193        19.495409        6,117.4858
  01/01/2011    to  12/31/2011       19.495409        16.443106        5,505.0348
============   ==== ==========       =========        =========       ===========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
INVESCO SMALL CAP GROWTH SUB-ACCOUNT
  11/04/2002    to  12/31/2002        8.734050         8.446962           11.4494
  01/01/2003    to  12/31/2003        8.446962        11.538078          450.4088
  01/01/2004    to  12/31/2004       11.538078        12.078766        2,055.3035
  01/01/2005    to  12/31/2005       12.078766        12.863783        1,956.4151
  01/01/2006    to  12/31/2006       12.863783        14.448465        2,417.6662
  01/01/2007    to  12/31/2007       14.448465        15.784081        3,750.5632
  01/01/2008    to  12/31/2008       15.784081         9.512270        4,005.4571
  01/01/2009    to  12/31/2009        9.512270        12.520996        5,784.9700
  01/01/2010    to  12/31/2010       12.520996        15.540993        4,859.1150
  01/01/2011    to  12/31/2011       15.540993        15.121905        6,007.4063
============   ==== ==========      ==========       ==========       ===========
JANUS FORTY SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010      140.928841       144.689994            0.0000
  01/01/2011    to  12/31/2011      144.689994       131.588146            0.0000
============   ==== ==========      ==========       ==========       ===========
LAZARD MID CAP SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        9.712266         9.636340        1,553.8966
  01/01/2003    to  12/31/2003        9.636340        11.959724        4,001.3734
  01/01/2004    to  12/31/2004       11.959724        13.457712        3,547.1561
  01/01/2005    to  12/31/2005       13.457712        14.304925        3,335.1612
  01/01/2006    to  12/31/2006       14.304925        16.136462        3,200.9491
  01/01/2007    to  12/31/2007       16.136462        15.440795       45,628.3998
  01/01/2008    to  12/31/2008       15.440795         9.370413       42,305.9863
  01/01/2009    to  12/31/2009        9.370413        12.605418       41,766.4000
  01/01/2010    to  12/31/2010       12.605418        15.233624       26,135.0534
  01/01/2011    to  12/31/2011       15.233624        14.194208       15,956.8378
============   ==== ==========      ==========       ==========       ===========
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        5.462574         5.177286           18.3064
  01/01/2003    to  12/31/2003        5.177286         6.666256        3,028.0077
  01/01/2004    to  12/31/2004        6.666256         7.110320        5,526.6238
  01/01/2005    to  12/31/2005        7.110320         7.943847        5,101.0248
  01/01/2006    to  12/31/2006        7.943847         7.678353        5,419.6069
  01/01/2007    to  12/31/2007        7.678353         7.723216        5,733.4046
  01/01/2008    to  12/31/2008        7.723216         4.629841        5,424.0300
  01/01/2009    to  12/31/2009        4.629841         6.055174        5,072.4000
  01/01/2010    to  12/31/2010        6.055174         7.372926        2,131.3997
  01/01/2011    to  12/31/2011        7.372926         7.488041       87,521.3594
============   ==== ==========      ==========       ==========       ===========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
LEGG MASON CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
 (FORMERLY LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B))
  11/07/2005    to  12/31/2005       10.246771        10.621157            0.0000
  01/01/2006    to  12/31/2006       10.621157        11.135542       68,421.2460
  01/01/2007    to  12/31/2007       11.135542        10.305387      108,856.8642
  01/01/2008    to  12/31/2008       10.305387         4.600138      147,682.4157
  01/01/2009    to  12/31/2009        4.600138         6.242944      143,030.3900
  01/01/2010    to  12/31/2010        6.242944         6.591246      134,434.6927
  01/01/2011    to  04/29/2011        6.591246         7.002829            0.0000
============   ==== ==========       =========        =========      ============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.322142            0.0000
  01/01/2007    to  12/31/2007       10.322142        12.980214        1,519.4137
  01/01/2008    to  12/31/2008       12.980214         7.754770          797.8055
  01/01/2009    to  12/31/2009        7.754770        10.741407          797.8100
  01/01/2010    to  12/31/2010       10.741407        12.891564          769.7972
  01/01/2011    to  12/31/2011       12.891564        12.492986          928.7568
============   ==== ==========       =========        =========      ============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       13.130095        13.644245            7.6161
  01/01/2003    to  12/31/2003       13.644245        15.992320       87,720.5805
  01/01/2004    to  12/31/2004       15.992320        17.014558       66,689.0413
  01/01/2005    to  12/31/2005       17.014558        16.986823        7,153.9134
  01/01/2006    to  12/31/2006       16.986823        18.238141        6,169.5671
  01/01/2007    to  12/31/2007       18.238141        19.113056        3,937.0013
  01/01/2008    to  12/31/2008       19.113056        15.302076        2,197.1025
  01/01/2009    to  12/31/2009       15.302076        20.586701        1,647.2300
  01/01/2010    to  12/31/2010       20.586701        22.875466        1,212.3699
  01/01/2011    to  12/31/2011       22.875466        23.505333        1,080.8895
============   ==== ==========       =========        =========      ============
LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008       24.965038        16.420585       85,552.0661
  01/01/2009    to  12/31/2009       16.420585        20.437665       82,731.0500
  01/01/2010    to  12/31/2010       20.437665        25.235389       71,062.7456
  01/01/2011    to  12/31/2011       25.235389        23.905232       58,160.0241
============   ==== ==========       =========        =========      ============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  05/03/2010    to  12/31/2010        9.997740        10.205438            0.0000
  01/01/2011    to  12/31/2011       10.205438        10.240357            0.0000
============   ==== ==========       =========        =========      ============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  05/02/2011    to  12/31/2011        9.987741         9.750493        5,070.4007
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         6.588767            0.0000
  01/01/2009    to  12/31/2009        6.588767         8.093684            0.0000
  01/01/2010    to  12/31/2010        8.093684         8.838888            0.0000
  01/01/2011    to  12/31/2011        8.838888         8.646988          548.8639
============   ==== ==========       =========        =========      ============
MET/FRANKLIN TEMPLETON FOUNDING STRATEGY SUB-ACCOUNT (CLASS B)
  04/28/2008    to  12/31/2008        9.998192         7.021527            0.0000
  01/01/2009    to  12/31/2009        7.021527         8.878574            0.0000
  01/01/2010    to  12/31/2010        8.878574         9.610672            0.0000
  01/01/2011    to  12/31/2011        9.610672         9.287285            0.0000
============   ==== ==========       =========        =========      ============
MET/PUTNAM RESEARCH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        6.493504         6.270402           15.4000
  01/01/2003    to  12/31/2003        6.270402         7.668982        5,267.6667
  01/01/2004    to  11/19/2004        7.668982         7.860884        3,303.3516
============   ==== ==========       =========        =========      ============
MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009        9.998192        10.878904            0.0000
  01/01/2010    to  12/31/2010       10.878904        12.150119            0.0000
  01/01/2011    to  12/31/2011       12.150119        11.912168            0.0000
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  05/01/2006    to  12/31/2006        9.988644        10.460946            0.0000
  01/01/2007    to  12/31/2007       10.460946        14.056678        1,095.0746
  01/01/2008    to  12/31/2008       14.056678         6.148147      417,244.4148
  01/01/2009    to  12/31/2009        6.148147        10.217171      406,907.4700
  01/01/2010    to  12/31/2010       10.217171        12.427597      348,043.9376
  01/01/2011    to  12/31/2011       12.427597         9.938069      314,255.3199
============   ==== ==========       =========        =========      ============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        7.402712         7.256874       10,491.6473
  01/01/2003    to  12/31/2003        7.256874         9.425479       14,641.7502
  01/01/2004    to  12/31/2004        9.425479        11.084222       16,914.2831
  01/01/2005    to  12/31/2005       11.084222        12.698343       15,171.7956
  01/01/2006    to  12/31/2006       12.698343        15.829203       34,584.8739
  01/01/2007    to  12/31/2007       15.829203        17.646923       81,849.4739
  01/01/2008    to  12/31/2008       17.646923        10.008768      106,074.3403
  01/01/2009    to  12/31/2009       10.008768        12.959126       96,511.9900
  01/01/2010    to  12/31/2010       12.959126        14.208046       81,932.7042
  01/01/2011    to  12/31/2011       14.208046        12.484770       75,076.7143
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        6.524660         6.255898           15.3265
  01/01/2003    to  12/31/2003        6.255898         7.909106        9,076.8296
  01/01/2004    to  12/31/2004        7.909106         8.277517       10,867.8708
  01/01/2005    to  12/31/2005        8.277517         8.526290        8,441.8326
  01/01/2006    to  12/31/2006        8.526290         9.025889       10,074.7049
  01/01/2007    to  12/31/2007        9.025889        10.145899       15,571.2144
  01/01/2008    to  12/31/2008       10.145899         5.394779       14,827.2708
  01/01/2009    to  12/31/2009        5.394779         7.625579       18,793.1300
  01/01/2010    to  12/31/2010        7.625579         8.205676       19,207.8538
  01/01/2011    to  12/31/2011        8.205676         7.960229       15,857.5864
============   ==== ==========       =========        =========      ============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  05/01/2003    to  12/31/2003       10.000000        10.418489       10,938.0745
  01/01/2004    to  12/31/2004       10.418489        11.170963       49,297.7302
  01/01/2005    to  12/31/2005       11.170963        11.141080       18,420.9502
  01/01/2006    to  12/31/2006       11.141080        11.001649       38,762.4159
  01/01/2007    to  12/31/2007       11.001649        11.989080       69,091.4609
  01/01/2008    to  12/31/2008       11.989080        10.979939       91,460.6558
  01/01/2009    to  12/31/2009       10.979939        12.749612      103,810.1900
  01/01/2010    to  12/31/2010       12.749612        13.514326       92,809.6879
  01/01/2011    to  12/31/2011       13.514326        14.774818       97,052.0669
============   ==== ==========       =========        =========      ============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       11.103176        11.304919            9.0064
  01/01/2003    to  12/31/2003       11.304919        11.598744       53,913.1162
  01/01/2004    to  12/31/2004       11.598744        11.976661       50,786.1402
  01/01/2005    to  12/31/2005       11.976661        12.045993       49,491.1065
  01/01/2006    to  12/31/2006       12.045993        12.384722      143,627.7153
  01/01/2007    to  12/31/2007       12.384722        13.102425      319,175.2204
  01/01/2008    to  12/31/2008       13.102425        12.940264      392,179.0952
  01/01/2009    to  12/31/2009       12.940264        15.023346      405,279.2900
  01/01/2010    to  12/31/2010       15.023346        15.984943      456,526.1921
  01/01/2011    to  12/31/2011       15.984943        16.222440      313,025.4189
============   ==== ==========       =========        =========      ============
PIONEER FUND SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       12.896490        15.784564            0.0000
  01/01/2010    to  12/31/2010       15.784564        17.999926            0.0000
  01/01/2011    to  12/31/2011       17.999926        16.843308            0.0000
============   ==== ==========       =========        =========      ============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  05/03/2010    to  12/31/2010       11.765934        12.338270            0.0000
  01/01/2011    to  12/31/2011       12.338270        12.556481            0.0000
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
RAINIER LARGE CAP EQUITY SUB-ACCOUNT (CLASS B)
  11/12/2007    to  12/31/2007        9.564767         9.979690            0.0000
  01/01/2008    to  12/31/2008        9.979690         5.712205            0.0000
  01/01/2009    to  12/31/2009        5.712205         6.925141            0.0000
  01/01/2010    to  12/31/2010        6.925141         7.859835            0.0000
  01/01/2011    to  12/31/2011        7.859835         7.434600            0.0000
============   ==== ==========       =========        =========       ===========
RCM TECHNOLOGY SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        3.110303         2.947164           32.1512
  01/01/2003    to  12/31/2003        2.947164         4.567923          635.6430
  01/01/2004    to  12/31/2004        4.567923         4.299219        2,101.0910
  01/01/2005    to  12/31/2005        4.299219         4.694924        1,968.3959
  01/01/2006    to  12/31/2006        4.694924         4.865207        2,048.0822
  01/01/2007    to  12/31/2007        4.865207         6.293680        2,543.2363
  01/01/2008    to  12/31/2008        6.293680         3.438596        1,685.8651
  01/01/2009    to  12/31/2009        3.438596         5.377075        1,404.5100
  01/01/2010    to  12/31/2010        5.377075         6.753719        4,170.2016
  01/01/2011    to  12/31/2011        6.753719         5.986033        3,711.1969
============   ==== ==========       =========        =========       ===========
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        8.340043         8.501714            0.0000
  01/01/2009    to  12/31/2009        8.501714        10.443805            0.0000
  01/01/2010    to  12/31/2010       10.443805        11.530272            0.0000
  01/01/2011    to  12/31/2011       11.530272        11.462321            0.0000
============   ==== ==========       =========        =========       ===========
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008        7.722122         7.794369            0.0000
  01/01/2009    to  12/31/2009        7.794369         9.897797            0.0000
  01/01/2010    to  12/31/2010        9.897797        11.113919            0.0000
  01/01/2011    to  12/31/2011       11.113919        10.699652            0.0000
============   ==== ==========       =========        =========       ===========
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT GROWTH AND INCOME SUB-ACCOUNT (CLASS B))
  11/04/2002    to  12/31/2002       33.702867        33.272684            2.9671
  01/01/2003    to  12/31/2003       33.272684        42.786777        2,304.9029
  01/01/2004    to  12/31/2004       42.786777        47.407274        2,772.0719
  01/01/2005    to  12/31/2005       47.407274        48.215337        2,447.6443
  01/01/2006    to  12/31/2006       48.215337        55.863563       15,836.2274
  01/01/2007    to  12/31/2007       55.863563        56.989263       27,640.5527
  01/01/2008    to  12/31/2008       56.989263        35.688706       31,520.3880
  01/01/2009    to  12/31/2009       35.688706        41.561455       30,064.3600
  01/01/2010    to  12/31/2010       41.561455        47.839303       24,043.9293
  01/01/2011    to  12/31/2011       47.839303        45.170832       19,461.9447
============   ==== ==========       =========        =========       ===========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        4.704489         4.525032           21.2563
  01/01/2003    to  12/31/2003        4.525032         6.081870        6,031.5903
  01/01/2004    to  12/31/2004        6.081870         7.048322        4,535.4494
  01/01/2005    to  12/31/2005        7.048322         7.947436        3,508.7807
  01/01/2006    to  12/31/2006        7.947436         8.299611        2,942.8626
  01/01/2007    to  12/31/2007        8.299611         9.602874        2,723.6527
  01/01/2008    to  12/31/2008        9.602874         5.690788        2,309.3465
  01/01/2009    to  12/31/2009        5.690788         8.143047        3,088.8500
  01/01/2010    to  12/31/2010        8.143047        10.227279        3,167.5398
  01/01/2011    to  12/31/2011       10.227279         9.894490        2,916.2756
============   ==== ==========       =========        =========      ============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.170506         8.218733        1,796.1308
  01/01/2003    to  12/31/2003        8.218733        11.433062        5,326.9455
  01/01/2004    to  12/31/2004       11.433062        14.226210        5,163.4684
  01/01/2005    to  12/31/2005       14.226210        16.160130        4,737.9412
  01/01/2006    to  12/31/2006       16.160130        17.983664        4,687.1965
  01/01/2007    to  12/31/2007       17.983664        17.153385       13,263.6983
  01/01/2008    to  12/31/2008       17.153385        11.840161       12,126.5372
  01/01/2009    to  12/31/2009       11.840161        14.726955       12,338.9000
  01/01/2010    to  12/31/2010       14.726955        17.368472       11,300.3679
  01/01/2011    to  12/31/2011       17.368472        15.549747       10,650.1116
============   ==== ==========       =========        =========      ============
TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  05/01/2004    to  12/31/2004        9.998644        11.096411        1,020.2196
  01/01/2005    to  12/31/2005       11.096411        12.155042        1,170.6279
  01/01/2006    to  12/31/2006       12.155042        12.682656        1,126.7038
  01/01/2007    to  12/31/2007       12.682656        15.486352        1,999.1533
  01/01/2008    to  12/31/2008       15.486352         7.875156        1,551.3246
  01/01/2009    to  12/31/2009        7.875156        11.399836        1,443.3900
  01/01/2010    to  12/31/2010       11.399836        14.259327          947.4392
  01/01/2011    to  12/31/2011       14.259327        12.979302          884.6249
============   ==== ==========       =========        =========      ============
VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.998644        10.458340            0.0000
  01/01/2006    to  12/31/2006       10.458340        11.939126       32,658.2292
  01/01/2007    to  12/31/2007       11.939126        11.450048       85,985.9007
  01/01/2008    to  12/31/2008       11.450048         7.217589       72,997.9903
  01/01/2009    to  12/31/2009        7.217589         8.987134      181,365.6600
  01/01/2010    to  12/31/2010        8.987134        10.155246      160,037.0012
  01/01/2011    to  12/31/2011       10.155246         9.843209      156,182.4912
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METROPOLITAN SERIES FUND, INC.
BARCLAYS CAPITAL AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       14.043873        14.512748            0.0000
  01/01/2010    to  12/31/2010       14.512748        15.081921            0.0000
  01/01/2011    to  12/31/2011       15.081921        15.896561            0.0000
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005        9.860067         9.947469        1,843.9836
  01/01/2006    to  12/31/2006        9.947469        10.230456       16,099.3999
  01/01/2007    to  12/31/2007       10.230456        10.546583       30,574.8354
  01/01/2008    to  12/31/2008       10.546583        10.643155       27,023.5228
  01/01/2009    to  12/31/2009       10.643155        10.495489       21,871.8000
  01/01/2010    to  12/31/2010       10.495489        10.323729       20,618.1473
  01/01/2011    to  12/31/2011       10.323729        10.155238       20,078.3280
============   ==== ==========       =========        =========       ===========
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
 (FORMERLY MET INVESTORS SERIES TRUST - MONEY MARKET SUB-ACCOUNT (CLASS B))
  11/04/2002    to  12/31/2002       10.089834        10.077868            9.9110
  01/01/2003    to  12/31/2003       10.077868         9.955999       11,207.9849
  01/01/2004    to  12/31/2004        9.955999         9.855432        4,632.2560
  01/01/2005    to  04/30/2005        9.855432         9.860283            0.0000
============   ==== ==========       =========        =========       ===========
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
  11/04/2002    to  12/31/2002        8.385188         8.320551           11.9258
  01/01/2003    to  12/31/2003        8.320551        10.699997        4,316.3356
  01/01/2004    to  12/31/2004       10.699997        11.802287        8,761.2184
  01/01/2005    to  12/31/2005       11.802287        12.786459       10,035.0771
  01/01/2006    to  12/31/2006       12.786459        14.389697       10,280.1569
  01/01/2007    to  12/31/2007       14.389697        14.780208        9,037.2754
  01/01/2008    to  12/31/2008       14.780208         8.801293        8,490.3505
  01/01/2009    to  12/31/2009        8.801293        11.412672        9,762.2900
  01/01/2010    to  12/31/2010       11.412672        12.552562        7,956.3670
  01/01/2011    to  12/31/2011       12.552562        11.831530        7,920.5405
============   ==== ==========       =========        =========       ===========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.051474         7.615315           12.4201
  01/01/2003    to  12/31/2003        7.615315         9.714878        3,962.3194
  01/01/2004    to  12/31/2004        9.714878        10.409513        4,487.2670
  01/01/2005    to  12/31/2005       10.409513        11.625804        3,889.4946
  01/01/2006    to  12/31/2006       11.625804        11.724679        3,587.6697
  01/01/2007    to  12/31/2007       11.724679        12.845133        2,876.6601
  01/01/2008    to  12/31/2008       12.845133         8.016809       16,986.0768
  01/01/2009    to  12/31/2009        8.016809        11.005433       17,078.8300
  01/01/2010    to  12/31/2010       11.005433        12.050186       15,455.6930
  01/01/2011    to  12/31/2011       12.050186        11.879673        9,464.6736
============   ==== ==========       =========        =========       ===========
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002       10.505456        10.665887        4,208.6786
  01/01/2003    to  12/31/2003       10.665887        13.883167        8,698.5313
  01/01/2004    to  12/31/2004       13.883167        14.973492        7,095.2567
  01/01/2005    to  12/31/2005       14.973492        16.158995        7,159.1884
  01/01/2006    to  12/31/2006       16.158995        17.830257        1,839.7137
  01/01/2007    to  12/31/2007       17.830257        16.296121        1,981.2066
  01/01/2008    to  12/31/2008       16.296121         8.633994        2,107.4029
  01/01/2009    to  12/31/2009        8.633994        11.991528        1,905.1100
  01/01/2010    to  12/31/2010       11.991528        13.536401          906.5992
  01/01/2011    to  12/31/2011       13.536401        14.179556        1,275.1643
============   ==== ==========       =========        =========       ===========
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
  11/10/2008    to  12/31/2008       10.064998        10.131600            0.0000
  01/01/2009    to  12/31/2009       10.131600        14.222857            0.0000
  01/01/2010    to  12/31/2010       14.222857        17.150588            0.0000
  01/01/2011    to  12/31/2011       17.150588        14.128534            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       10.838586        13.487845            0.0000
  01/01/2010    to  12/31/2010       13.487845        16.705911            0.0000
  01/01/2011    to  12/31/2011       16.705911        16.065053            0.0000
============   ==== ==========       =========        =========       ===========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  11/04/2002    to  12/31/2002        8.535181         8.264381           11.7162
  01/01/2003    to  12/31/2003        8.264381        10.395014            0.0000
  01/01/2004    to  12/31/2004       10.395014        11.275442            0.0000
  01/01/2005    to  12/31/2005       11.275442        11.578333      117,640.9243
  01/01/2006    to  12/31/2006       11.578333        13.121585       59,248.4324
  01/01/2007    to  12/31/2007       13.121585        13.550452       10,937.4024
  01/01/2008    to  12/31/2008       13.550452         8.363648       10,568.3423
  01/01/2009    to  12/31/2009        8.363648        10.361283       12,079.1000
  01/01/2010    to  12/31/2010       10.361283        11.670983       12,945.5050
  01/01/2011    to  12/31/2011       11.670983        11.670447       11,775.0716
============   ==== ==========       =========        =========      ============
MORGAN STANLEY EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009        8.989316        11.564961            0.0000
  01/01/2010    to  12/31/2010       11.564961        12.259062            0.0000
  01/01/2011    to  12/31/2011       12.259062        10.533011            0.0000
============   ==== ==========       =========        =========      ============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  05/04/2009    to  12/31/2009       11.143198        13.692928            0.0000
  01/01/2010    to  12/31/2010       13.692928        17.044476        1,283.0367
  01/01/2011    to  12/31/2011       17.044476        16.040482        1,143.4748
============   ==== ==========       =========        =========      ============
VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  05/04/2009    to  12/31/2009       11.612720        14.743903            0.0000
  01/01/2010    to  12/31/2010       14.743903        18.712143            0.0000
  01/01/2011    to  12/31/2011       18.712143        15.337245            0.0000
============   ==== ==========       =========        =========      ============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  05/01/2005    to  12/31/2005       15.393136        15.351902            0.0000
  01/01/2006    to  12/31/2006       15.351902        15.692541       15,864.5304
  01/01/2007    to  12/31/2007       15.692541        16.056909       45,219.7238
  01/01/2008    to  12/31/2008       16.056909        15.709391       43,451.4644
  01/01/2009    to  12/31/2009       15.709391        16.082823       53,814.9400
  01/01/2010    to  12/31/2010       16.082823        16.688556       49,050.7809
  01/01/2011    to  12/31/2011       16.688556        17.280596       38,484.0942
============   ==== ==========       =========        =========      ============

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.301164        10.687313            0.0000
  01/01/2005    to  12/31/2005       10.687313        11.604154            0.0000
  01/01/2006    to  12/31/2006       11.604154        12.972623            0.0000
  01/01/2007    to  12/31/2007       12.972623        13.127531            0.0000
  01/01/2008    to  12/31/2008       13.127531         7.642126            0.0000
  01/01/2009    to  12/31/2009        7.642126         9.971104            0.0000
  01/01/2010    to  12/31/2010        9.971104        11.426466            0.0000
  01/01/2011    to  12/31/2011       11.426466        10.590647       56,071.9460
============   ==== ==========       =========        =========       ===========
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.101328        10.391330            0.0000
  01/01/2005    to  12/31/2005       10.391330        10.949726            0.0000
  01/01/2006    to  12/31/2006       10.949726        12.061156          437.5739
  01/01/2007    to  12/31/2007       12.061156        12.441938       92,154.8158
  01/01/2008    to  12/31/2008       12.441938         8.329388        1,419.9931
  01/01/2009    to  12/31/2009        8.329388        10.514679          946.2800
  01/01/2010    to  12/31/2010       10.514679        11.747788       14,990.7466
  01/01/2011    to  12/31/2011       11.747788        11.359161       13,347.0639
============   ==== ==========       =========        =========       ===========
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004        9.941459        10.107486            0.0000
  01/01/2005    to  12/31/2005       10.107486        10.387940            0.0000
  01/01/2006    to  12/31/2006       10.387940        11.099798            0.0000
  01/01/2007    to  12/31/2007       11.099798        11.563424            0.0000
  01/01/2008    to  12/31/2008       11.563424         9.024871            0.0000
  01/01/2009    to  12/31/2009        9.024871        10.910781            0.0000
  01/01/2010    to  12/31/2010       10.910781        11.902368            0.0000
  01/01/2011    to  12/31/2011       11.902368        11.915859            0.0000
============   ==== ==========       =========        =========       ===========
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.241214        10.602224            0.0000
  01/01/2005    to  12/31/2005       10.602224        11.380836            0.0000
  01/01/2006    to  12/31/2006       11.380836        12.717038            0.0000
  01/01/2007    to  12/31/2007       12.717038        13.096001          779.2152
  01/01/2008    to  12/31/2008       13.096001         8.003254          777.9616
  01/01/2009    to  12/31/2009        8.003254        10.241709        2,053.8800
  01/01/2010    to  12/31/2010       10.241709        11.634653        1,965.5404
  01/01/2011    to  12/31/2011       11.634653        11.001334        1,823.3655
============   ==== ==========       =========        =========       ===========

                      1.65% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                      NUMBER OF
                                   ACCUMULATION     ACCUMULATION     ACCUMULATION
                                  UNIT VALUE AT    UNIT VALUE AT        UNITS
                                   BEGINNING OF        END OF       OUTSTANDING AT
                                      PERIOD           PERIOD       END OF PERIOD
                                 ---------------  ---------------  ---------------
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
  11/22/2004    to  12/31/2004       10.011402        10.227688           0.0000
  01/01/2005    to  12/31/2005       10.227688        10.645573           0.0000
  01/01/2006    to  12/31/2006       10.645573        11.543319           0.0000
  01/01/2007    to  12/31/2007       11.543319        12.058129           0.0000
  01/01/2008    to  12/31/2008       12.058129         8.726651           0.0000
  01/01/2009    to  12/31/2009        8.726651        10.823073       1,173.6200
  01/01/2010    to  12/31/2010       10.823073        11.966086       1,568.1236
  01/01/2011    to  12/31/2011       11.966086        11.756922       1,564.4257
============   ==== ==========       =========        =========       ==========

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account, the financial statements of the Company and of General American Life Insurance Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.


The consolidated financial statements of General American Life Insurance Company are included because for Class XC contracts issued on or before December 31, 2002, General American Life Insurance Company agreed to ensure that the Company will have sufficient funds to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
First MetLife Investors Variable Annuity Account One and Board of Directors of
First MetLife Investors Insurance Company

We have audited the accompanying statements of assets and liabilities of First MetLife Investors Variable Annuity Account One (the "Separate Account") of First MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A. as of December 31, 2011, the related statements of operations for the respective stated period in the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2011, the results of their operations for the respective stated period in the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 29, 2012

This page is intentionally left blank.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

                                                                    AMERICAN FUNDS
                                      AMERICAN FUNDS AMERICAN FUNDS   GLOBAL SMALL AMERICAN FUNDS
                                                BOND  GLOBAL GROWTH CAPITALIZATION         GROWTH
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- --------------
ASSETS:
  Investments at fair value              $ 8,145,767   $ 20,206,270    $ 3,307,430   $ 44,137,084
  Due from First MetLife Investors
     Insurance Company                            --             10             --             --
                                      -------------- -------------- -------------- --------------
       Total Assets                        8,145,767     20,206,280      3,307,430     44,137,084
                                      -------------- -------------- -------------- --------------
LIABILITIES:
  Accrued fees                                    18             23             40             22
  Due to First MetLife Investors
     Insurance Company                             2             --             27              1
                                      -------------- -------------- -------------- --------------
       Total Liabilities                          20             23             67             23
                                      -------------- -------------- -------------- --------------
NET ASSETS                               $ 8,145,747   $ 20,206,257    $ 3,307,363   $ 44,137,061
                                      ============== ============== ============== ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 8,145,747   $ 20,206,257    $ 3,307,363   $ 44,111,606
  Net assets from contracts in payout             --             --             --         25,455
                                      -------------- -------------- -------------- --------------
       Total Net Assets                  $ 8,145,747   $ 20,206,257    $ 3,307,363   $ 44,137,061
                                      ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                      AMERICAN FUNDS FIDELITY VIP  FIDELITY VIP FIDELITY VIP
                                       GROWTH-INCOME   CONTRAFUND EQUITY-INCOME      MID CAP
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      -------------- ------------ ------------- ------------
ASSETS:
  Investments at fair value             $ 23,202,267 $ 15,117,823      $ 59,208  $ 8,787,239
  Due from First MetLife Investors
     Insurance Company                            20            7            --            3
                                      -------------- ------------ ------------- ------------
       Total Assets                       23,202,287   15,117,830        59,208    8,787,242
                                      -------------- ------------ ------------- ------------
LIABILITIES:
  Accrued fees                                    19           22            13           11
  Due to First MetLife Investors
     Insurance Company                            --           --             9           --
                                      -------------- ------------ ------------- ------------
       Total Liabilities                          19           22            22           11
                                      -------------- ------------ ------------- ------------
NET ASSETS                              $ 23,202,268 $ 15,117,808      $ 59,186  $ 8,787,231
                                      ============== ============ ============= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 23,178,136 $ 15,117,808      $ 59,186  $ 8,787,231
  Net assets from contracts in payout         24,132           --            --           --
                                      -------------- ------------ ------------- ------------
       Total Net Assets                 $ 23,202,268 $ 15,117,808      $ 59,186  $ 8,787,231
                                      ============== ============ ============= ============

The accompanying notes are an integral part of these financial statements.

                  FTVIPT FRANKLIN                                      FTVIPT TEMPLETON
  FTVIPT FRANKLIN SMALL CAP VALUE     FTVIPT MUTUAL   FTVIPT TEMPLETON      GLOBAL BOND INVESCO V.I. GLOBAL
INCOME SECURITIES      SECURITIES SHARES SECURITIES FOREIGN SECURITIES       SECURITIES         REAL ESTATE
      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
----------------- --------------- ----------------- ------------------ ---------------- -------------------
     $ 21,667,046     $ 1,294,952       $ 3,272,045       $ 13,425,016      $ 6,669,298           $ 654,791
                4              --                --                  2               --                  --
----------------- --------------- ----------------- ------------------ ---------------- -------------------
       21,667,050       1,294,952         3,272,045         13,425,018        6,669,298             654,791
----------------- --------------- ----------------- ------------------ ---------------- -------------------
               14              17                15                 27               11                  24
               --               4                --                 --                2                   4
----------------- --------------- ----------------- ------------------ ---------------- -------------------
               14              21                15                 27               13                  28
----------------- --------------- ----------------- ------------------ ---------------- -------------------
     $ 21,667,036     $ 1,294,931       $ 3,272,030       $ 13,424,991      $ 6,669,285           $ 654,763
================= =============== ================= ================== ================ ===================
     $ 21,667,036     $ 1,294,931       $ 3,272,030       $ 13,415,471      $ 6,669,285           $ 654,763
               --              --                --              9,520               --                  --
----------------- --------------- ----------------- ------------------ ---------------- -------------------
     $ 21,667,036     $ 1,294,931       $ 3,272,030       $ 13,424,991      $ 6,669,285           $ 654,763
================= =============== ================= ================== ================ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                INVESCO V.I.      INVESCO V.I.  INVESCO V.I.
                                              INVESCO V.I. VAN KAMPEN EQUITY VAN KAMPEN GROWTH    VAN KAMPEN
                                      INTERNATIONAL GROWTH        AND INCOME        AND INCOME MID CAP VALUE
                                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                                      -------------------- ----------------- ----------------- -------------
ASSETS:
  Investments at fair value                    $ 6,342,166      $ 12,789,404       $ 8,967,789   $ 1,060,526
  Due from First MetLife Investors
     Insurance Company                                  --                --                --            --
                                      -------------------- ----------------- ----------------- -------------
       Total Assets                              6,342,166        12,789,404         8,967,789     1,060,526
                                      -------------------- ----------------- ----------------- -------------
LIABILITIES:
  Accrued fees                                          31                --                14            26
  Due to First MetLife Investors
     Insurance Company                                  --                 1                 1             3
                                      -------------------- ----------------- ----------------- -------------
       Total Liabilities                                31                 1                15            29
                                      -------------------- ----------------- ----------------- -------------
NET ASSETS                                     $ 6,342,135      $ 12,789,403       $ 8,967,774   $ 1,060,497
                                      ==================== ================= ================= =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 6,342,135      $ 12,789,403       $ 8,967,774   $ 1,060,497
  Net assets from contracts in payout                   --                --                --            --
                                      -------------------- ----------------- ----------------- -------------
       Total Net Assets                        $ 6,342,135      $ 12,789,403       $ 8,967,774   $ 1,060,497
                                      ==================== ================= ================= =============

The accompanying notes are an integral part of these financial statements.

                                                        LMPVET               LMPVET
              LMPVET               LMPVET CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE               LMPVET               LMPVET
CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE        EQUITY INCOME          FUNDAMENTAL CLEARBRIDGE VARIABLE CLEARBRIDGE VARIABLE
   AGGRESSIVE GROWTH         APPRECIATION              BUILDER        ALL CAP VALUE     LARGE CAP GROWTH      LARGE CAP VALUE
         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        $ 11,131,871         $ 14,239,942         $ 10,243,931          $ 6,804,067            $ 269,669            $ 984,292
                  --                    2                   --                    2                   --                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
          11,131,871           14,239,944           10,243,931            6,804,069              269,669              984,292
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
                  42                   22                   24                   28                   22                   26
                  --                   --                    4                   --                    5                    3
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
                  42                   22                   28                   28                   27                   29
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        $ 11,131,829         $ 14,239,922         $ 10,243,903          $ 6,804,041            $ 269,642            $ 984,263
==================== ==================== ==================== ==================== ==================== ====================
        $ 11,110,822         $ 14,239,922         $ 10,243,903          $ 6,804,041            $ 269,642            $ 984,263
              21,007                   --                   --                   --                   --                   --
-------------------- -------------------- -------------------- -------------------- -------------------- --------------------
        $ 11,131,829         $ 14,239,922         $ 10,243,903          $ 6,804,041            $ 269,642            $ 984,263
==================== ==================== ==================== ==================== ==================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                     LMPVET
                                                    LMPVET       INVESTMENT             LMPVET             LMPVET
                                      CLEARBRIDGE VARIABLE COUNSEL VARIABLE VARIABLE LIFESTYLE VARIABLE LIFESTYLE
                                          SMALL CAP GROWTH SOCIAL AWARENESS     ALLOCATION 50%     ALLOCATION 70%
                                               SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      -------------------- ---------------- ------------------ ------------------
ASSETS:
  Investments at fair value                    $ 2,624,227         $ 10,109        $ 2,169,402          $ 199,556
  Due from First MetLife Investors
     Insurance Company                                  --               --                 --                 --
                                      -------------------- ---------------- ------------------ ------------------
       Total Assets                              2,624,227           10,109          2,169,402            199,556
                                      -------------------- ---------------- ------------------ ------------------
LIABILITIES:
  Accrued fees                                          29               16                 12                 12
  Due to First MetLife Investors
     Insurance Company                                  --                2                  4                  4
                                      -------------------- ---------------- ------------------ ------------------
       Total Liabilities                                29               18                 16                 16
                                      -------------------- ---------------- ------------------ ------------------
NET ASSETS                                     $ 2,624,198         $ 10,091        $ 2,169,386          $ 199,540
                                      ==================== ================ ================== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           $ 2,624,198         $ 10,091        $ 2,169,386          $ 199,540
  Net assets from contracts in payout                   --               --                 --                 --
                                      -------------------- ---------------- ------------------ ------------------
       Total Net Assets                        $ 2,624,198         $ 10,091        $ 2,169,386          $ 199,540
                                      ==================== ================ ================== ==================

The accompanying notes are an integral part of these financial statements.

                                 LMPVIT              MIST
            LMPVET        WESTERN ASSET ALLIANCEBERNSTEIN  MIST AMERICAN               MIST AMERICAN
VARIABLE LIFESTYLE VARIABLE GLOBAL HIGH    GLOBAL DYNAMIC FUNDS BALANCED MIST AMERICAN  FUNDS GROWTH
    ALLOCATION 85%           YIELD BOND        ALLOCATION     ALLOCATION    FUNDS BOND    ALLOCATION
       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
------------------ -------------------- ----------------- -------------- ------------- -------------
         $ 942,696          $ 6,570,113      $ 69,893,510  $ 174,547,940  $ 25,369,874  $ 80,838,446
                --                   --                --             --            --            --
------------------ -------------------- ----------------- -------------- ------------- -------------
           942,696            6,570,113        69,893,510    174,547,940    25,369,874    80,838,446
------------------ -------------------- ----------------- -------------- ------------- -------------
                13                   30                21             16            14             5
                 3                    2                 1              1             1            --
------------------ -------------------- ----------------- -------------- ------------- -------------
                16                   32                22             17            15             5
------------------ -------------------- ----------------- -------------- ------------- -------------
         $ 942,680          $ 6,570,081      $ 69,893,488  $ 174,547,923  $ 25,369,859  $ 80,838,441
================== ==================== ================= ============== ============= =============
         $ 942,680          $ 6,570,081      $ 69,893,488  $ 174,547,923  $ 25,369,859  $ 80,838,441
                --                   --                --             --            --            --
------------------ -------------------- ----------------- -------------- ------------- -------------
         $ 942,680          $ 6,570,081      $ 69,893,488  $ 174,547,923  $ 25,369,859  $ 80,838,441
================== ==================== ================= ============== ============= =============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                         MIST AMERICAN
                                      MIST AMERICAN       MIST AMERICAN FUNDS MODERATE MIST AQR GLOBAL
                                       FUNDS GROWTH FUNDS INTERNATIONAL     ALLOCATION   RISK BALANCED
                                        SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------- ------------------- -------------- ---------------
ASSETS:
  Investments at fair value            $ 38,863,702        $ 17,883,666  $ 108,879,971    $ 86,313,478
  Due from First MetLife Investors
     Insurance Company                           --                  --             --              --
                                      ------------- ------------------- -------------- ---------------
       Total Assets                      38,863,702          17,883,666    108,879,971      86,313,478
                                      ------------- ------------------- -------------- ---------------
LIABILITIES:
  Accrued fees                                    9                   6              8              12
  Due to First MetLife Investors
     Insurance Company                            2                   3             --              --
                                      ------------- ------------------- -------------- ---------------
       Total Liabilities                         11                   9              8              12
                                      ------------- ------------------- -------------- ---------------
NET ASSETS                             $ 38,863,691        $ 17,883,657  $ 108,879,963    $ 86,313,466
                                      ============= =================== ============== ===============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 38,863,691        $ 17,883,657  $ 108,879,963    $ 86,313,466
  Net assets from contracts in payout            --                  --             --              --
                                      ------------- ------------------- -------------- ---------------
       Total Net Assets                $ 38,863,691        $ 17,883,657  $ 108,879,963    $ 86,313,466
                                      ============= =================== ============== ===============

The accompanying notes are an integral part of these financial statements.

 MIST BLACKROCK
GLOBAL TACTICAL MIST BLACKROCK MIST BLACKROCK MIST CLARION GLOBAL     MIST DREMAN        MIST GOLDMAN
     STRATEGIES     HIGH YIELD LARGE CAP CORE         REAL ESTATE SMALL CAP VALUE SACHS MID CAP VALUE
    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT
--------------- -------------- -------------- ------------------- --------------- -------------------
  $ 132,070,468   $ 18,040,942    $ 1,336,220        $ 16,952,422     $ 3,694,833        $ 17,638,957
             --             --             --                  --              --                   1
--------------- -------------- -------------- ------------------- --------------- -------------------
    132,070,468     18,040,942      1,336,220          16,952,422       3,694,833          17,638,958
--------------- -------------- -------------- ------------------- --------------- -------------------
             11             21             35                  26              32                  12
              1              5              7                   5               9                  --
--------------- -------------- -------------- ------------------- --------------- -------------------
             12             26             42                  31              41                  12
--------------- -------------- -------------- ------------------- --------------- -------------------
  $ 132,070,456   $ 18,040,916    $ 1,336,178        $ 16,952,391     $ 3,694,792        $ 17,638,946
=============== ============== ============== =================== =============== ===================
  $ 132,070,456   $ 18,040,916    $ 1,336,178        $ 16,952,391     $ 3,694,792        $ 17,638,946
             --             --             --                  --              --                  --
--------------- -------------- -------------- ------------------- --------------- -------------------
  $ 132,070,456   $ 18,040,916    $ 1,336,178        $ 16,952,391     $ 3,694,792        $ 17,638,946
=============== ============== ============== =================== =============== ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                        MIST HARRIS
                                            OAKMARK     MIST INVESCO                   MIST LAZARD
                                      INTERNATIONAL SMALL CAP GROWTH MIST JANUS FORTY      MID CAP
                                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ---------------- ---------------- ------------
ASSETS:
  Investments at fair value            $ 45,903,115     $ 19,171,802      $ 7,299,482 $ 12,938,792
  Due from First MetLife Investors
     Insurance Company                           --                1               28           --
                                      ------------- ---------------- ---------------- ------------
       Total Assets                      45,903,115       19,171,803        7,299,510   12,938,792
                                      ------------- ---------------- ---------------- ------------
LIABILITIES:
  Accrued fees                                   28               60               26           43
  Due to First MetLife Investors
     Insurance Company                            1               --               --            2
                                      ------------- ---------------- ---------------- ------------
       Total Liabilities                         29               60               26           45
                                      ------------- ---------------- ---------------- ------------
NET ASSETS                             $ 45,903,086     $ 19,171,743      $ 7,299,484 $ 12,938,747
                                      ============= ================ ================ ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 45,900,362     $ 19,169,948      $ 7,299,484 $ 12,916,979
  Net assets from contracts in payout         2,724            1,795               --       21,768
                                      ------------- ---------------- ---------------- ------------
       Total Net Assets                $ 45,903,086     $ 19,171,743      $ 7,299,484 $ 12,938,747
                                      ============= ================ ================ ============

The accompanying notes are an integral part of these financial statements.

  MIST LEGG MASON                                                                           MIST MET/FRANKLIN
      CLEARBRIDGE MIST LOOMIS SAYLES MIST LORD ABBETT MIST LORD ABBETT      MIST MET/EATON LOW DURATION TOTAL
AGGRESSIVE GROWTH     GLOBAL MARKETS   BOND DEBENTURE    MID CAP VALUE VANCE FLOATING RATE             RETURN
      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
----------------- ------------------ ---------------- ---------------- ------------------- ------------------
     $ 22,350,104       $ 17,703,611     $ 28,878,948     $ 15,863,867         $ 3,288,114        $ 6,592,709
               --                 --                5                2                  --                 --
----------------- ------------------ ---------------- ---------------- ------------------- ------------------
       22,350,104         17,703,611       28,878,953       15,863,869           3,288,114          6,592,709
----------------- ------------------ ---------------- ---------------- ------------------- ------------------
               60                 17               39               27                  26                 28
                6                  2               --               --                  --                 --
----------------- ------------------ ---------------- ---------------- ------------------- ------------------
               66                 19               39               27                  26                 28
----------------- ------------------ ---------------- ---------------- ------------------- ------------------
     $ 22,350,038       $ 17,703,592     $ 28,878,914     $ 15,863,842         $ 3,288,088        $ 6,592,681
================= ================== ================ ================ =================== ==================
     $ 22,349,291       $ 17,703,592     $ 28,874,625     $ 15,863,842         $ 3,288,088        $ 6,592,681
              747                 --            4,289               --                  --                 --
----------------- ------------------ ---------------- ---------------- ------------------- ------------------
     $ 22,350,038       $ 17,703,592     $ 28,878,914     $ 15,863,842         $ 3,288,088        $ 6,592,681
================= ================== ================ ================ =================== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                         MIST MET/FRANKLIN
                                      MIST MET/FRANKLIN TEMPLETON FOUNDING MIST MET/TEMPLETON MIST MET/TEMPLETON
                                          MUTUAL SHARES           STRATEGY             GROWTH INTERNATIONAL BOND
                                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                      ----------------- ------------------ ------------------ ------------------
ASSETS:
  Investments at fair value                $ 13,780,106       $ 37,984,262        $ 3,000,197        $ 4,874,215
  Due from First MetLife Investors
     Insurance Company                               --                 --                 --                 --
                                      ----------------- ------------------ ------------------ ------------------
       Total Assets                          13,780,106         37,984,262          3,000,197          4,874,215
                                      ----------------- ------------------ ------------------ ------------------
LIABILITIES:
  Accrued fees                                       25                 14                 39                 24
  Due to First MetLife Investors
     Insurance Company                                1                 --                  3                  1
                                      ----------------- ------------------ ------------------ ------------------
       Total Liabilities                             26                 14                 42                 25
                                      ----------------- ------------------ ------------------ ------------------
NET ASSETS                                 $ 13,780,080       $ 37,984,248        $ 3,000,155        $ 4,874,190
                                      ================= ================== ================== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 13,780,080       $ 37,984,248        $ 3,000,155        $ 4,874,190
  Net assets from contracts in payout                --                 --                 --                 --
                                      ----------------- ------------------ ------------------ ------------------
       Total Net Assets                    $ 13,780,080       $ 37,984,248        $ 3,000,155        $ 4,874,190
                                      ================= ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

       MIST METLIFE  MIST METLIFE      MIST METLIFE       MIST METLIFE    MIST METLIFE      MIST METLIFE
AGGRESSIVE STRATEGY BALANCED PLUS BALANCED STRATEGY DEFENSIVE STRATEGY GROWTH STRATEGY MODERATE STRATEGY
        SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------- ----------------- ------------------ --------------- -----------------
       $ 80,532,641 $ 137,361,498     $ 498,504,442      $ 184,041,537   $ 352,318,407     $ 275,958,868
                  2            --                 2                  1               3                --
------------------- ------------- ----------------- ------------------ --------------- -----------------
         80,532,643   137,361,498       498,504,444        184,041,538     352,318,410       275,958,868
------------------- ------------- ----------------- ------------------ --------------- -----------------
                 21            10                27                 17              21                27
                 --            --                --                 --              --                --
------------------- ------------- ----------------- ------------------ --------------- -----------------
                 21            10                27                 17              21                27
------------------- ------------- ----------------- ------------------ --------------- -----------------
       $ 80,532,622 $ 137,361,488     $ 498,504,417      $ 184,041,521   $ 352,318,389     $ 275,958,841
=================== ============= ================= ================== =============== =================
       $ 80,532,622 $ 137,361,488     $ 498,416,190      $ 184,041,521   $ 352,318,389     $ 275,958,841
                 --            --            88,227                 --              --                --
------------------- ------------- ----------------- ------------------ --------------- -----------------
       $ 80,532,622 $ 137,361,488     $ 498,504,417      $ 184,041,521   $ 352,318,389     $ 275,958,841
=================== ============= ================= ================== =============== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                                              MIST MORGAN
                                      MIST MFS EMERGING MIST MFS RESEARCH STANLEY MID CAP     MIST OPPENHEIMER
                                         MARKETS EQUITY     INTERNATIONAL          GROWTH CAPITAL APPRECIATION
                                            SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
                                      ----------------- ----------------- --------------- --------------------
ASSETS:
  Investments at fair value                $ 34,418,687      $ 31,536,617     $ 5,066,456         $ 14,581,940
  Due from First MetLife Investors
     Insurance Company                               --                --              --                    1
                                      ----------------- ----------------- --------------- --------------------
       Total Assets                          34,418,687        31,536,617       5,066,456           14,581,941
                                      ----------------- ----------------- --------------- --------------------
LIABILITIES:
  Accrued fees                                       42                45              63                   66
  Due to First MetLife Investors
     Insurance Company                                2                 4               7                   --
                                      ----------------- ----------------- --------------- --------------------
       Total Liabilities                             44                49              70                   66
                                      ----------------- ----------------- --------------- --------------------
NET ASSETS                                 $ 34,418,643      $ 31,536,568     $ 5,066,386         $ 14,581,875
                                      ================= ================= =============== ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 34,418,643      $ 31,536,568     $ 5,066,386         $ 14,580,538
  Net assets from contracts in payout                --                --              --                1,337
                                      ----------------- ----------------- --------------- --------------------
       Total Net Assets                    $ 34,418,643      $ 31,536,568     $ 5,066,386         $ 14,581,875
                                      ================= ================= =============== ====================

The accompanying notes are an integral part of these financial statements.

         MIST PIMCO
INFLATION PROTECTED MIST PIMCO TOTAL                       MIST PIONEER      MIST PYRAMIS     MIST RAINIER
               BOND           RETURN MIST PIONEER FUND STRATEGIC INCOME GOVERNMENT INCOME LARGE CAP EQUITY
        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
------------------- ---------------- ----------------- ---------------- ----------------- ----------------
      $ 100,442,944    $ 189,897,932       $ 8,822,150     $ 37,575,918      $ 26,749,637      $ 3,190,077
                  3                7                --                1                --               --
------------------- ---------------- ----------------- ---------------- ----------------- ----------------
        100,442,947      189,897,939         8,822,150       37,575,919        26,749,637        3,190,077
------------------- ---------------- ----------------- ---------------- ----------------- ----------------
                 19               26                85               36                10               30
                 --               --                 8               --                --                2
------------------- ---------------- ----------------- ---------------- ----------------- ----------------
                 19               26                93               36                10               32
------------------- ---------------- ----------------- ---------------- ----------------- ----------------
      $ 100,442,928    $ 189,897,913       $ 8,822,057     $ 37,575,883      $ 26,749,627      $ 3,190,045
=================== ================ ================= ================ ================= ================
      $ 100,442,109    $ 189,897,205       $ 8,822,057     $ 37,575,883      $ 26,749,627      $ 3,190,045
                819              708                --               --                --               --
------------------- ---------------- ----------------- ---------------- ----------------- ----------------
      $ 100,442,928    $ 189,897,913       $ 8,822,057     $ 37,575,883      $ 26,749,627      $ 3,190,045
=================== ================ ================= ================ ================= ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                          MIST RCM MIST SSGA GROWTH MIST SSGA GROWTH MIST T. ROWE PRICE
                                        TECHNOLOGY   AND INCOME ETF              ETF    LARGE CAP VALUE
                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                      ------------ ---------------- ---------------- ------------------
ASSETS:
  Investments at fair value           $ 10,471,069     $ 83,645,462     $ 29,719,262       $ 40,385,108
  Due from First MetLife Investors
     Insurance Company                          --               --               --                 14
                                      ------------ ---------------- ---------------- ------------------
       Total Assets                     10,471,069       83,645,462       29,719,262         40,385,122
                                      ------------ ---------------- ---------------- ------------------
LIABILITIES:
  Accrued fees                                  15               18               26                 30
  Due to First MetLife Investors
     Insurance Company                           4                1               --                 --
                                      ------------ ---------------- ---------------- ------------------
       Total Liabilities                        19               19               26                 30
                                      ------------ ---------------- ---------------- ------------------
NET ASSETS                            $ 10,471,050     $ 83,645,443     $ 29,719,236       $ 40,385,092
                                      ============ ================ ================ ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units  $ 10,471,050     $ 83,645,443     $ 29,719,236       $ 40,380,923
  Net assets from contracts in payout           --               --               --              4,169
                                      ------------ ---------------- ---------------- ------------------
       Total Net Assets               $ 10,471,050     $ 83,645,443     $ 29,719,236       $ 40,385,092
                                      ============ ================ ================ ==================

The accompanying notes are an integral part of these financial statements.

                                                                                             MSF BARCLAYS
MIST T. ROWE PRICE MIST THIRD AVENUE    MIST TURNER MIST VAN KAMPEN           MSF ARTIO CAPITAL AGGREGATE
    MID CAP GROWTH   SMALL CAP VALUE MID CAP GROWTH        COMSTOCK INTERNATIONAL STOCK        BOND INDEX
       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
------------------ ----------------- -------------- --------------- ------------------- -----------------
      $ 31,209,645      $ 27,812,731    $ 8,382,586    $ 18,803,528           $ 263,139       $ 9,177,123
                --                --              1               2                  --                --
------------------ ----------------- -------------- --------------- ------------------- -----------------
        31,209,645        27,812,731      8,382,587      18,803,530             263,139         9,177,123
------------------ ----------------- -------------- --------------- ------------------- -----------------
                26                29             31              28                  13                19
                 3                 4             --              --                   1                --
------------------ ----------------- -------------- --------------- ------------------- -----------------
                29                33             31              28                  14                19
------------------ ----------------- -------------- --------------- ------------------- -----------------
      $ 31,209,616      $ 27,812,698    $ 8,382,556    $ 18,803,502           $ 263,125       $ 9,177,104
================== ================= ============== =============== =================== =================
      $ 31,209,073      $ 27,811,123    $ 8,382,556    $ 18,803,502           $ 263,125       $ 9,177,104
               543             1,575             --              --                  --                --
------------------ ----------------- -------------- --------------- ------------------- -----------------
      $ 31,209,616      $ 27,812,698    $ 8,382,556    $ 18,803,502           $ 263,125       $ 9,177,104
================== ================= ============== =============== =================== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                                       MSF BLACKROCK
                                      MSF BLACKROCK LEGACY LARGE CAP MSF BLACKROCK MSF DAVIS VENTURE
                                        BOND INCOME           GROWTH  MONEY MARKET             VALUE
                                        SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                                      ------------- ---------------- ------------- -----------------
ASSETS:
  Investments at fair value             $ 8,702,106        $ 938,002  $ 89,338,761      $ 61,988,601
  Due from First MetLife Investors
     Insurance Company                           34               --            49                12
                                      ------------- ---------------- ------------- -----------------
       Total Assets                       8,702,140          938,002    89,338,810        61,988,613
                                      ------------- ---------------- ------------- -----------------
LIABILITIES:
  Accrued fees                                   39               59            67                61
  Due to First MetLife Investors
     Insurance Company                           --                1            --                --
                                      ------------- ---------------- ------------- -----------------
       Total Liabilities                         39               60            67                61
                                      ------------- ---------------- ------------- -----------------
NET ASSETS                              $ 8,702,101        $ 937,942  $ 89,338,743      $ 61,988,552
                                      ============= ================ ============= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units    $ 8,702,101        $ 937,942  $ 89,196,470      $ 61,987,421
  Net assets from contracts in payout            --               --       142,273             1,131
                                      ------------- ---------------- ------------- -----------------
       Total Net Assets                 $ 8,702,101        $ 937,942  $ 89,338,743      $ 61,988,552
                                      ============= ================ ============= =================

The accompanying notes are an integral part of these financial statements.

                                                                                   MSF MET/
                                                                                DIMENSIONAL
MSF FI VALUE MSF JENNISON MSF LOOMIS SAYLES MSF LOOMIS SAYLES MSF MET/ARTISAN INTERNATIONAL
     LEADERS       GROWTH    SMALL CAP CORE  SMALL CAP GROWTH   MID CAP VALUE SMALL COMPANY
 SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
------------ ------------ ----------------- ----------------- --------------- -------------
   $ 391,126 $ 28,152,369         $ 655,321         $ 416,413    $ 14,168,402   $ 2,942,374
          25            3                12                --               5            --
------------ ------------ ----------------- ----------------- --------------- -------------
     391,151   28,152,372           655,333           416,413      14,168,407     2,942,374
------------ ------------ ----------------- ----------------- --------------- -------------
          21           15                --                29              29            35
          --           --                --                 4              --            --
------------ ------------ ----------------- ----------------- --------------- -------------
          21           15                --                33              29            35
------------ ------------ ----------------- ----------------- --------------- -------------
   $ 391,130 $ 28,152,357         $ 655,333         $ 416,380    $ 14,168,378   $ 2,942,339
============ ============ ================= ================= =============== =============
   $ 391,130 $ 28,151,553         $ 655,333         $ 416,380    $ 14,167,442   $ 2,942,339
          --          804                --                --             936            --
------------ ------------ ----------------- ----------------- --------------- -------------
   $ 391,130 $ 28,152,357         $ 655,333         $ 416,380    $ 14,168,378   $ 2,942,339
============ ============ ================= ================= =============== =============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                       MSF METLIFE         MSF METLIFE
                                      CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE         MSF METLIFE
                                        ALLOCATION MODERATE ALLOCATION MID CAP STOCK INDEX MODERATE ALLOCATION
                                       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                      ------------ ------------------- ------------------- -------------------
ASSETS:
  Investments at fair value            $ 2,300,846         $ 1,727,989         $ 4,091,622        $ 17,304,895
  Due from First MetLife Investors
     Insurance Company                          --                  --                  --                  --
                                      ------------ ------------------- ------------------- -------------------
       Total Assets                      2,300,846           1,727,989           4,091,622          17,304,895
                                      ------------ ------------------- ------------------- -------------------
LIABILITIES:
  Accrued fees                                   3                  --                  23                   5
  Due to First MetLife Investors
     Insurance Company                           2                   3                   1                   1
                                      ------------ ------------------- ------------------- -------------------
       Total Liabilities                         5                   3                  24                   6
                                      ------------ ------------------- ------------------- -------------------
NET ASSETS                             $ 2,300,841         $ 1,727,986         $ 4,091,598        $ 17,304,889
                                      ============ =================== =================== ===================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units   $ 2,300,841         $ 1,727,986         $ 4,091,598        $ 17,304,889
  Net assets from contracts in payout           --                  --                  --                  --
                                      ------------ ------------------- ------------------- -------------------
       Total Net Assets                $ 2,300,841         $ 1,727,986         $ 4,091,598        $ 17,304,889
                                      ============ =================== =================== ===================

The accompanying notes are an integral part of these financial statements.

          MSF METLIFE
          MODERATE TO MSF METLIFE STOCK MSF MFS TOTAL               MSF MORGAN STANLEY  MSF NEUBERGER
AGGRESSIVE ALLOCATION             INDEX        RETURN MSF MFS VALUE         EAFE INDEX BERMAN GENESIS
          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
--------------------- ----------------- ------------- ------------- ------------------ --------------
          $ 6,650,014      $ 33,222,976   $ 8,990,910   $ 4,498,565        $ 3,709,073       $ 28,643
                   --                 7            37            --                 --             --
--------------------- ----------------- ------------- ------------- ------------------ --------------
            6,650,014        33,222,983     8,990,947     4,498,565          3,709,073         28,643
--------------------- ----------------- ------------- ------------- ------------------ --------------
                    8                27            25            42                 32             14
                   --                --            --             6                  1              1
--------------------- ----------------- ------------- ------------- ------------------ --------------
                    8                27            25            48                 33             15
--------------------- ----------------- ------------- ------------- ------------------ --------------
          $ 6,650,006      $ 33,222,956   $ 8,990,922   $ 4,498,517        $ 3,709,040       $ 28,628
===================== ================= ============= ============= ================== ==============
          $ 6,650,006      $ 33,220,419   $ 8,990,922   $ 4,498,517        $ 3,709,040       $ 28,628
                   --             2,537            --            --                 --             --
--------------------- ----------------- ------------- ------------- ------------------ --------------
          $ 6,650,006      $ 33,222,956   $ 8,990,922   $ 4,498,517        $ 3,709,040       $ 28,628
===================== ================= ============= ============= ================== ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                       MSF NEUBERGER
                                      BERMAN MID CAP MSF OPPENHEIMER MSF RUSSELL 2000 MSF T. ROWE PRICE
                                               VALUE   GLOBAL EQUITY            INDEX  LARGE CAP GROWTH
                                         SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                      -------------- --------------- ---------------- -----------------
ASSETS:
  Investments at fair value                $ 100,881       $ 861,264      $ 5,110,048         $ 794,067
  Due from First MetLife Investors
     Insurance Company                            --               2               --                --
                                      -------------- --------------- ---------------- -----------------
       Total Assets                          100,881         861,266        5,110,048           794,067
                                      -------------- --------------- ---------------- -----------------
LIABILITIES:
  Accrued fees                                    14              30               16                38
  Due to First MetLife Investors
     Insurance Company                             2              --               --                21
                                      -------------- --------------- ---------------- -----------------
       Total Liabilities                          16              30               16                59
                                      -------------- --------------- ---------------- -----------------
NET ASSETS                                 $ 100,865       $ 861,236      $ 5,110,032         $ 794,008
                                      ============== =============== ================ =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units       $ 100,865       $ 861,236      $ 5,110,032         $ 794,008
  Net assets from contracts in payout             --              --               --                --
                                      -------------- --------------- ---------------- -----------------
       Total Net Assets                    $ 100,865       $ 861,236      $ 5,110,032         $ 794,008
                                      ============== =============== ================ =================

The accompanying notes are an integral part of these financial statements.

                                 MSF WESTERN ASSET
                     MSF VAN ECK        MANAGEMENT MSF WESTERN ASSET   OPPENHEIMER VA
MSF T. ROWE PRICE GLOBAL NATURAL    STRATEGIC BOND        MANAGEMENT      MAIN STREET   PIMCO VIT
 SMALL CAP GROWTH      RESOURCES     OPPORTUNITIES   U.S. GOVERNMENT SMALL- & MID-CAP  HIGH YIELD
      SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT SUB-ACCOUNT
----------------- -------------- ----------------- ----------------- ---------------- -----------
        $ 521,766    $ 6,596,887          $ 31,027      $ 29,083,311      $ 3,235,525   $ 150,596
               --             --                --                --               --          --
----------------- -------------- ----------------- ----------------- ---------------- -----------
          521,766      6,596,887            31,027        29,083,311        3,235,525     150,596
----------------- -------------- ----------------- ----------------- ---------------- -----------
               17             41                17                26               10          17
                5              1                --                 2                2           2
----------------- -------------- ----------------- ----------------- ---------------- -----------
               22             42                17                28               12          19
----------------- -------------- ----------------- ----------------- ---------------- -----------
        $ 521,744    $ 6,596,845          $ 31,010      $ 29,083,283      $ 3,235,513   $ 150,577
================= ============== ================= ================= ================ ===========
        $ 521,744    $ 6,596,845          $ 31,010      $ 29,083,283      $ 3,235,513   $ 150,577
               --             --                --                --               --          --
----------------- -------------- ----------------- ----------------- ---------------- -----------
        $ 521,744    $ 6,596,845          $ 31,010      $ 29,083,283      $ 3,235,513   $ 150,577
================= ============== ================= ================= ================ ===========

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

                                         PIMCO VIT      PIONEER VCT   PIONEER VCT        PIONEER VCT
                                      LOW DURATION EMERGING MARKETS MID CAP VALUE REAL ESTATE SHARES
                                       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
                                      ------------ ---------------- ------------- ------------------
ASSETS:
  Investments at fair value              $ 186,685         $ 13,878   $ 1,505,733            $ 7,826
  Due from First MetLife Investors
     Insurance Company                          --               --            --                 --
                                      ------------ ---------------- ------------- ------------------
       Total Assets                        186,685           13,878     1,505,733              7,826
                                      ------------ ---------------- ------------- ------------------
LIABILITIES:
  Accrued fees                                  17               12            27                  2
  Due to First MetLife Investors
     Insurance Company                           3                2             4                  3
                                      ------------ ---------------- ------------- ------------------
       Total Liabilities                        20               14            31                  5
                                      ------------ ---------------- ------------- ------------------
NET ASSETS                               $ 186,665         $ 13,864   $ 1,505,702            $ 7,821
                                      ============ ================ ============= ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     $ 186,665         $ 13,864   $ 1,505,702            $ 7,821
  Net assets from contracts in payout           --               --            --                 --
                                      ------------ ---------------- ------------- ------------------
       Total Net Assets                  $ 186,665         $ 13,864   $ 1,505,702            $ 7,821
                                      ============ ================ ============= ==================

The accompanying notes are an integral part of these financial statements.

    PUTNAM VT        PUTNAM VT RUSSELL AGGRESSIVE                   RUSSELL GLOBAL REAL RUSSELL MULTI-STYLE
EQUITY INCOME MULTI-CAP GROWTH             EQUITY RUSSELL CORE BOND   ESTATE SECURITIES              EQUITY
  SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------- ---------------- ------------------ ----------------- ------------------- -------------------
     $ 17,369        $ 152,056            $ 3,488          $ 31,364             $ 6,414            $ 33,362
           --               --                 --                --                  21                  --
------------- ---------------- ------------------ ----------------- ------------------- -------------------
       17,369          152,056              3,488            31,364               6,435              33,362
------------- ---------------- ------------------ ----------------- ------------------- -------------------
           11                4                  3                 7                   8                   8
           10                2                  7                 5                  --                   7
------------- ---------------- ------------------ ----------------- ------------------- -------------------
           21                6                 10                12                   8                  15
------------- ---------------- ------------------ ----------------- ------------------- -------------------
     $ 17,348        $ 152,050            $ 3,478          $ 31,352             $ 6,427            $ 33,347
============= ================ ================== ================= =================== ===================
     $ 17,348        $ 152,050            $ 3,478          $ 31,352             $ 6,427            $ 33,347
           --               --                 --                --                  --                  --
------------- ---------------- ------------------ ----------------- ------------------- -------------------
     $ 17,348        $ 152,050            $ 3,478          $ 31,352             $ 6,427            $ 33,347
============= ================ ================== ================= =================== ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2011

                                                     RUSSELL NON-U.S. UIF U.S. REAL ESTATE
                                                          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ---------------- --------------------
ASSETS:
  Investments at fair value                                  $ 12,246          $ 3,922,143
  Due from First MetLife Investors Insurance Company               --                   --
                                                     ---------------- --------------------
       Total Assets                                            12,246            3,922,143
                                                     ---------------- --------------------
LIABILITIES:
  Accrued fees                                                      4                   15
  Due to First MetLife Investors Insurance Company                  6                    1
                                                     ---------------- --------------------
       Total Liabilities                                           10                   16
                                                     ---------------- --------------------
NET ASSETS                                                   $ 12,236          $ 3,922,127
                                                     ================ ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units                         $ 12,236          $ 3,922,127
  Net assets from contracts in payout                              --                   --
                                                     ---------------- --------------------
       Total Net Assets                                      $ 12,236          $ 3,922,127
                                                     ================ ====================

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                            AMERICAN FUNDS
                                           AMERICAN FUNDS AMERICAN FUNDS      GLOBAL SMALL    AMERICAN FUNDS
                                                     BOND  GLOBAL GROWTH    CAPITALIZATION            GROWTH
                                              SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                           -------------- ----------------- ----------------- -----------------
INVESTMENT INCOME:
     Dividends                                 $ 239,681      $ 289,560          $ 45,188         $ 284,419
                                           -------------- ----------------- ----------------- -----------------
EXPENSES:
     Mortality and expense risk and
        other charges                             80,370        294,470            31,806           590,991
     Administrative charges                       18,231         55,631             8,374           114,994
                                           -------------- ----------------- ----------------- -----------------
        Total expenses                            98,601        350,101            40,180           705,985
                                           -------------- ----------------- ----------------- -----------------
           Net investment income (loss)          141,080        (60,541)            5,008          (421,566)
                                           -------------- ----------------- ----------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --             --                --                --
     Realized gains (losses) on sale of
        investments                               17,620         42,030            60,426              (859)
                                           -------------- ----------------- ----------------- -----------------
           Net realized gains (losses)            17,620         42,030            60,426              (859)
                                           -------------- ----------------- ----------------- -----------------
     Change in unrealized gains (losses)
        on investments                           178,065     (2,200,671)         (809,805)       (2,247,957)
                                           -------------- ----------------- ----------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              195,685     (2,158,641)         (749,379)       (2,248,816)
                                           -------------- ----------------- ----------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ 336,765   $ (2,219,182)       $ (744,371)     $ (2,670,382)
                                           ============== ================= ================= =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                                                                        FTVIPT FRANKLIN
AMERICAN FUNDS    FIDELITY VIP     FIDELITY VIP    FIDELITY VIP      FTVIPT FRANKLIN    SMALL CAP VALUE
 GROWTH-INCOME      CONTRAFUND    EQUITY-INCOME         MID CAP    INCOME SECURITIES         SECURITIES
   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
----------------- --------------- ---------------- --------------- -------------------- ------------------
     $ 375,437       $ 146,791          $ 1,406         $ 2,127          $ 1,240,674            $ 6,266
----------------- --------------- ---------------- --------------- -------------------- ------------------
       336,676         213,542              734          91,738              291,923             10,252
        60,873          39,283              156          20,467               54,418              2,396
----------------- --------------- ---------------- --------------- -------------------- ------------------
       397,549         252,825              890         112,205              346,341             12,648
----------------- --------------- ---------------- --------------- -------------------- ------------------
       (22,112)       (106,034)             516        (110,078)             894,333             (6,382)
----------------- --------------- ---------------- --------------- -------------------- ------------------
            --              --               --          16,713                   --                 --
      (222,278)       (236,881)            (709)         41,646             (147,224)            16,163
----------------- --------------- ---------------- --------------- -------------------- ------------------
      (222,278)       (236,881)            (709)         58,359             (147,224)            16,163
----------------- --------------- ---------------- --------------- -------------------- ------------------
      (523,209)       (262,192)            (226)     (1,066,618)            (580,836)           (30,721)
----------------- --------------- ---------------- --------------- -------------------- ------------------
      (745,487)       (499,073)            (935)     (1,008,259)            (728,060)           (14,558)
----------------- --------------- ---------------- --------------- -------------------- ------------------
    $ (767,599)     $ (605,107)          $ (419)   $ (1,118,337)           $ 166,273          $ (20,940)
================= =============== ================ =============== ==================== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                     FTVIPT TEMPLETON
                                              FTVIPT MUTUAL      FTVIPT TEMPLETON         GLOBAL BOND    INVESCO V.I. GLOBAL
                                          SHARES SECURITIES    FOREIGN SECURITIES          SECURITIES            REAL ESTATE
                                                SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------- --------------------- ------------------- ----------------------
INVESTMENT INCOME:
     Dividends                                     $ 76,649             $ 255,188           $ 307,228               $ 22,604
                                          -------------------- --------------------- ------------------- ----------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                38,936               226,587              60,697                  5,637
     Administrative charges                           8,019                37,692              14,001                  1,257
                                          -------------------- --------------------- ------------------- ----------------------
        Total expenses                               46,955               264,279              74,698                  6,894
                                          -------------------- --------------------- ------------------- ----------------------
           Net investment income (loss)              29,694                (9,091)            232,530                 15,710
                                          -------------------- --------------------- ------------------- ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                         --                    --              35,728                     --
     Realized gains (losses) on sale of
        investments                                 (20,841)             (192,859)             21,560                 20,110
                                          -------------------- --------------------- ------------------- ----------------------
           Net realized gains (losses)              (20,841)             (192,859)             57,288                 20,110
                                          -------------------- --------------------- ------------------- ----------------------
     Change in unrealized gains (losses)
        on investments                              (84,360)           (1,586,807)           (460,838)               (82,669)
                                          -------------------- --------------------- ------------------- ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                (105,201)           (1,779,666)           (403,550)               (62,559)
                                          -------------------- --------------------- ------------------- ----------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (75,507)         $ (1,788,757)         $ (171,020)             $ (46,849)
                                          ==================== ===================== =================== ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                             INVESCO V.I.         INVESCO V.I.     INVESCO V.I.                  LMPVET                  LMPVET
        INVESCO V.I.    VAN KAMPEN EQUITY    VAN KAMPEN GROWTH       VAN KAMPEN    CLEARBRIDGE VARIABLE    CLEARBRIDGE VARIABLE
INTERNATIONAL GROWTH           AND INCOME           AND INCOME    MID CAP VALUE       AGGRESSIVE GROWTH            APPRECIATION
         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------- -------------------- -------------------- ---------------- ----------------------- --------------------
            $ 61,582            $ 198,058             $ 91,655          $ 6,152                $ 22,017               $ 225,656
----------------------- -------------------- -------------------- ---------------- ----------------------- --------------------
              61,145              137,047               89,701            9,696                 152,909                 147,642
              14,191               29,314               20,549            2,193                  28,820                  31,990
----------------------- -------------------- -------------------- ---------------- ----------------------- --------------------
              75,336              166,361              110,250           11,889                 181,729                 179,632
----------------------- -------------------- -------------------- ---------------- ----------------------- --------------------
             (13,754)              31,697              (18,595)          (5,737)               (159,712)                 46,024
----------------------- -------------------- -------------------- ---------------- ----------------------- --------------------
                  --                   --                   --               --                      --                      --
              24,774                5,049               18,868           10,914                 222,034                  26,676
----------------------- -------------------- -------------------- ---------------- ----------------------- --------------------
              24,774                5,049               18,868           10,914                 222,034                  26,676
----------------------- -------------------- -------------------- ---------------- ----------------------- --------------------
            (552,456)            (404,937)            (308,976)          (7,949)                 52,660                  37,887
----------------------- -------------------- -------------------- ---------------- ----------------------- --------------------
            (527,682)            (399,888)            (290,108)           2,965                 274,694                  64,563
----------------------- -------------------- -------------------- ---------------- ----------------------- --------------------
          $ (541,436)          $ (368,191)          $ (308,703)        $ (2,772)              $ 114,982               $ 110,587
======================= ==================== ==================== ================ ======================= ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                         LMPVET                LMPVET
                                           CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE                LMPVET                LMPVET
                                                  EQUITY INCOME           FUNDAMENTAL  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                        BUILDER         ALL CAP VALUE      LARGE CAP GROWTH       LARGE CAP VALUE
                                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                           --------------------- --------------------- --------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                        $ 309,360              $ 97,909               $ 1,304              $ 22,662
                                           --------------------- --------------------- --------------------- ---------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                   117,976                84,866                 4,798                14,964
     Administrative charges                              22,824                17,196                   834                 2,572
                                           --------------------- --------------------- --------------------- ---------------------
        Total expenses                                  140,800               102,062                 5,632                17,536
                                           --------------------- --------------------- --------------------- ---------------------
           Net investment income (loss)                 168,560                (4,153)               (4,328)                5,126
                                           --------------------- --------------------- --------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                             --                    --                    --                    --
     Realized gains (losses) on sale of
        investments                                     (88,185)              (18,010)                4,752               (11,245)
                                           --------------------- --------------------- --------------------- ---------------------
           Net realized gains (losses)                  (88,185)              (18,010)                4,752               (11,245)
                                           --------------------- --------------------- --------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                                  414,233              (518,679)               (7,708)               33,213
                                           --------------------- --------------------- --------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                     326,048              (536,689)               (2,956)               21,968
                                           --------------------- --------------------- --------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                     $ 494,608            $ (540,842)             $ (7,284)             $ 27,094
                                           ===================== ===================== ===================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                  LMPVET                                                                                LMPVIT
              LMPVET          INVESTMENT                LMPVET                LMPVET              LMPVET         WESTERN ASSET
CLEARBRIDGE VARIABLE    COUNSEL VARIABLE    VARIABLE LIFESTYLE    VARIABLE LIFESTYLE  VARIABLE LIFESTYLE  VARIABLE GLOBAL HIGH
    SMALL CAP GROWTH    SOCIAL AWARENESS        ALLOCATION 50%        ALLOCATION 70%      ALLOCATION 85%            YIELD BOND
         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
----------------------- ------------------- --------------------- ------------------- ------------------- ---------------------
                $ --               $ 117              $ 55,327               $ 4,047            $ 14,468             $ 528,830
----------------------- ------------------- --------------------- ------------------- ------------------- ---------------------
              31,578                 130                21,825                 2,984              11,711                79,387
               6,208                  23                 4,470                   537               2,346                15,470
----------------------- ------------------- --------------------- ------------------- ------------------- ---------------------
              37,786                 153                26,295                 3,521              14,057                94,857
----------------------- ------------------- --------------------- ------------------- ------------------- ---------------------
             (37,786)                (36)               29,032                   526                 411               433,973
----------------------- ------------------- --------------------- ------------------- ------------------- ---------------------
              43,684                  --                    --                    --                  --                    --
              98,369                  31                 4,743                   406               5,263               (18,480)
----------------------- ------------------- --------------------- ------------------- ------------------- ---------------------
             142,053                  31                 4,743                   406               5,263               (18,480)
----------------------- ------------------- --------------------- ------------------- ------------------- ---------------------
            (110,271)               (147)              (57,751)               (4,664)            (42,079)             (422,090)
----------------------- ------------------- --------------------- ------------------- ------------------- ---------------------
              31,782                (116)              (53,008)               (4,258)            (36,816)             (440,570)
----------------------- ------------------- --------------------- ------------------- ------------------- ---------------------
            $ (6,004)             $ (152)            $ (23,976)             $ (3,732)          $ (36,405)             $ (6,597)
======================= =================== ===================== =================== =================== =====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                       MIST
                                          ALLIANCEBERNSTEIN     MIST AMERICAN                  MIST AMERICAN
                                             GLOBAL DYNAMIC    FUNDS BALANCED    MIST AMERICAN  FUNDS GROWTH
                                                 ALLOCATION        ALLOCATION       FUNDS BOND    ALLOCATION
                                            SUB-ACCOUNT (a)       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                          -------------------- ----------------- ------------- ----------------
INVESTMENT INCOME:
     Dividends                                    $ 284,102       $ 2,121,189        $ 472,822     $ 941,722
                                          -------------------- ----------------- ------------- ----------------
EXPENSES:
     Mortality and expense risk and
        other charges                               256,740         2,277,691          312,006     1,164,111
     Administrative charges                          50,582           425,159           55,703       211,952
                                          -------------------- ----------------- ------------- ----------------
        Total expenses                              307,322         2,702,850          367,709     1,376,063
                                          -------------------- ----------------- ------------- ----------------
           Net investment income (loss)             (23,220)         (581,661)         105,113      (434,341)
                                          -------------------- ----------------- ------------- ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                    398,680            93,394               30            --
     Realized gains (losses) on sale of
        investments                                      --           530,082          175,671     1,688,566
                                          -------------------- ----------------- ------------- ----------------
           Net realized gains (losses)              398,680           623,476          175,701     1,688,566
                                          -------------------- ----------------- ------------- ----------------
     Change in unrealized gains (losses)
        on investments                              384,335        (7,034,864)         640,749    (6,751,905)
                                          -------------------- ----------------- ------------- ----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 783,015        (6,411,388)         816,450    (5,063,339)
                                          -------------------- ----------------- ------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 759,795      $ (6,993,049)       $ 921,563  $ (5,497,680)
                                          ==================== ================= ============= ================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                         MIST AMERICAN                     MIST BLACKROCK
MIST AMERICAN          MIST AMERICAN    FUNDS MODERATE    MIST AQR GLOBAL GLOBAL TACTICAL    MIST BLACKROCK
 FUNDS GROWTH    FUNDS INTERNATIONAL        ALLOCATION      RISK BALANCED      STRATEGIES        HIGH YIELD
  SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT (a) SUB-ACCOUNT (a)       SUB-ACCOUNT
---------------- ---------------------- ----------------- --------------- ------------------ -----------------
    $ 168,994              $ 268,612       $ 1,634,826        $ 1,153,406       $ 860,183         $ 992,398
---------------- ---------------------- ----------------- --------------- ------------------ -----------------
      592,063                271,541         1,449,431            284,034         469,890           223,756
      106,682                 49,068           266,926             57,602          92,931            39,959
---------------- ---------------------- ----------------- --------------- ------------------ -----------------
      698,745                320,609         1,716,357            341,636         562,821           263,715
---------------- ---------------------- ----------------- --------------- ------------------ -----------------
     (529,751)               (51,997)          (81,531)           811,770         297,362           728,683
---------------- ---------------------- ----------------- --------------- ------------------ -----------------
           --                     --           512,464            253,977         998,802                --
    1,955,994               (107,689)          621,367                 --              --           236,852
---------------- ---------------------- ----------------- --------------- ------------------ -----------------
    1,955,994               (107,689)        1,133,831            253,977         998,802           236,852
---------------- ---------------------- ----------------- --------------- ------------------ -----------------
   (4,266,841)            (3,739,766)       (2,936,001)           781,850      (1,049,119)         (986,860)
---------------- ---------------------- ----------------- --------------- ------------------ -----------------
   (2,310,847)            (3,847,455)       (1,802,170)         1,035,827         (50,317)         (750,008)
---------------- ---------------------- ----------------- --------------- ------------------ -----------------
 $ (2,840,598)          $ (3,899,452)     $ (1,883,701)       $ 1,847,597       $ 247,045         $ (21,325)
================ ====================== ================= =============== ================== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                          MIST BLACKROCK    MIST CLARION GLOBAL        MIST DREMAN           MIST GOLDMAN
                                          LARGE CAP CORE            REAL ESTATE    SMALL CAP VALUE    SACHS MID CAP VALUE
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------- ---------------------- ------------------ ----------------------
INVESTMENT INCOME:
     Dividends                                  $ 12,398              $ 658,751           $ 66,603               $ 84,772
                                          ----------------- ---------------------- ------------------ ----------------------
EXPENSES:
     Mortality and expense risk and
        other charges                             18,919                246,648             57,728                251,221
     Administrative charges                        3,313                 43,179              9,791                 44,968
                                          ----------------- ---------------------- ------------------ ----------------------
        Total expenses                            22,232                289,827             67,519                296,189
                                          ----------------- ---------------------- ------------------ ----------------------
           Net investment income (loss)           (9,834)               368,924               (916)              (211,417)
                                          ----------------- ---------------------- ------------------ ----------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --                     --                 --                     --
     Realized gains (losses) on sale of
        investments                                5,621               (205,558)            77,397               (128,339)
                                          ----------------- ---------------------- ------------------ ----------------------
           Net realized gains (losses)             5,621               (205,558)            77,397               (128,339)
                                          ----------------- ---------------------- ------------------ ----------------------
     Change in unrealized gains (losses)
        on investments                           (40,445)            (1,456,370)          (538,141)            (1,262,994)
                                          ----------------- ---------------------- ------------------ ----------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                              (34,824)            (1,661,928)          (460,744)            (1,391,333)
                                          ----------------- ---------------------- ------------------ ----------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (44,658)          $ (1,293,004)        $ (461,660)          $ (1,602,750)
                                          ================= ====================== ================== ======================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

  MIST HARRIS                                                             MIST LEGG MASON
      OAKMARK        MIST INVESCO                        MIST LAZARD          CLEARBRIDGE    MIST LOOMIS SAYLES
INTERNATIONAL    SMALL CAP GROWTH    MIST JANUS FORTY        MID CAP    AGGRESSIVE GROWTH        GLOBAL MARKETS
  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------- ------------------- ------------------- -------------- -------------------- ---------------------
        $ 324                $ --           $ 133,068       $ 96,063                $ 178             $ 409,069
---------------- ------------------- ------------------- -------------- -------------------- ---------------------
      690,005             274,190             111,243        190,262              270,748               247,620
      122,672              49,136              19,209         33,368               48,853                43,552
---------------- ------------------- ------------------- -------------- -------------------- ---------------------
      812,677             323,326             130,452        223,630              319,601               291,172
---------------- ------------------- ------------------- -------------- -------------------- ---------------------
     (812,353)           (323,326)              2,616       (127,567)            (319,423)              117,897
---------------- ------------------- ------------------- -------------- -------------------- ---------------------
           --                  --                  --             --                   --                    --
     (301,744)            384,551                 747          2,100               10,031               117,669
---------------- ------------------- ------------------- -------------- -------------------- ---------------------
     (301,744)            384,551                 747          2,100               10,031               117,669
---------------- ------------------- ------------------- -------------- -------------------- ---------------------
   (7,251,014)           (574,999)           (782,072)      (809,890)            (592,808)             (822,695)
---------------- ------------------- ------------------- -------------- -------------------- ---------------------
   (7,552,758)           (190,448)           (781,325)      (807,790)            (582,777)             (705,026)
---------------- ------------------- ------------------- -------------- -------------------- ---------------------
 $ (8,365,111)         $ (513,774)         $ (778,709)    $ (935,357)          $ (902,200)           $ (587,129)
================ =================== =================== ============== ==================== =====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                          MIST MET/FRANKLIN
                                          MIST LORD ABBETT    MIST LORD ABBETT         MIST MET/EATON    LOW DURATION TOTAL
                                            BOND DEBENTURE       MID CAP VALUE    VANCE FLOATING RATE                RETURN
                                               SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (a)
                                          ------------------- ------------------- ---------------------- ---------------------
INVESTMENT INCOME:
     Dividends                                 $ 1,788,144            $ 83,737               $ 45,154                  $ --
                                          ------------------- ------------------- ---------------------- ---------------------
EXPENSES:
     Mortality and expense risk and
        other charges                              418,074             213,715                 35,089                22,957
     Administrative charges                         74,911              39,632                  6,467                 4,472
                                          ------------------- ------------------- ---------------------- ---------------------
        Total expenses                             492,985             253,347                 41,556                27,429
                                          ------------------- ------------------- ---------------------- ---------------------
           Net investment income (loss)          1,295,159            (169,610)                 3,598               (27,429)
                                          ------------------- ------------------- ---------------------- ---------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                        --                  --                  5,937                    --
     Realized gains (losses) on sale of
        investments                                198,992             107,293                   (439)               (3,153)
                                          ------------------- ------------------- ---------------------- ---------------------
           Net realized gains (losses)             198,992             107,293                  5,498                (3,153)
                                          ------------------- ------------------- ---------------------- ---------------------
     Change in unrealized gains (losses)
        on investments                            (699,433)           (803,065)               (14,129)              (40,459)
                                          ------------------- ------------------- ---------------------- ---------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                               (500,441)           (695,772)                (8,631)              (43,612)
                                          ------------------- ------------------- ---------------------- ---------------------
     Net increase (decrease) in net assets
        resulting from operations                $ 794,718          $ (865,382)              $ (5,033)            $ (71,041)
                                          =================== =================== ====================== =====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                      MIST MET/FRANKLIN
MIST MET/FRANKLIN    TEMPLETON FOUNDING    MIST MET/TEMPLETON    MIST MET/TEMPLETON           MIST METLIFE       MIST METLIFE
    MUTUAL SHARES              STRATEGY                GROWTH    INTERNATIONAL BOND    AGGRESSIVE STRATEGY      BALANCED PLUS
      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT (a)
-------------------- --------------------- --------------------- --------------------- ---------------------- ------------------
        $ 344,898             $ 637,170              $ 20,999             $ 303,257              $ 875,330          $ 177,542
-------------------- --------------------- --------------------- --------------------- ---------------------- ------------------
          153,716               487,911                31,653                57,562              1,154,965            497,000
           32,023                96,592                 6,419                10,536                205,329            100,619
-------------------- --------------------- --------------------- --------------------- ---------------------- ------------------
          185,739               584,503                38,072                68,098              1,360,294            597,619
-------------------- --------------------- --------------------- --------------------- ---------------------- ------------------
          159,159                52,667               (17,073)              235,159               (484,964)          (420,077)
-------------------- --------------------- --------------------- --------------------- ---------------------- ------------------
          684,071                36,219                    --                 5,549                     --                 --
           72,471               746,837                10,811               (98,236)              (601,605)                --
-------------------- --------------------- --------------------- --------------------- ---------------------- ------------------
          756,542               783,056                10,811               (92,687)              (601,605)                --
-------------------- --------------------- --------------------- --------------------- ---------------------- ------------------
       (1,214,717)           (2,414,141)             (410,078)             (373,603)            (5,539,521)          (514,898)
-------------------- --------------------- --------------------- --------------------- ---------------------- ------------------
         (458,175)           (1,631,085)             (399,267)             (466,290)            (6,141,126)          (514,898)
-------------------- --------------------- --------------------- --------------------- ---------------------- ------------------
       $ (299,016)         $ (1,578,418)           $ (416,340)           $ (231,131)          $ (6,626,090)        $ (934,975)
==================== ===================== ===================== ===================== ====================== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                               MIST METLIFE          MIST METLIFE       MIST METLIFE         MIST METLIFE
                                          BALANCED STRATEGY    DEFENSIVE STRATEGY    GROWTH STRATEGY    MODERATE STRATEGY
                                                SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                          -------------------- --------------------- ------------------ --------------------
INVESTMENT INCOME:
     Dividends                                  $ 8,013,081           $ 3,707,447        $ 5,838,155          $ 4,856,865
                                          -------------------- --------------------- ------------------ --------------------
EXPENSES:
     Mortality and expense risk and
        other charges                             6,803,804             2,313,231          5,386,990            3,686,879
     Administrative charges                       1,269,524               418,525            951,775              676,945
                                          -------------------- --------------------- ------------------ --------------------
        Total expenses                            8,073,328             2,731,756          6,338,765            4,363,824
                                          -------------------- --------------------- ------------------ --------------------
           Net investment income (loss)             (60,247)              975,691           (500,610)             493,041
                                          -------------------- --------------------- ------------------ --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                         --                    --                 --                   --
     Realized gains (losses) on sale of
        investments                                  11,537             2,127,950         (2,308,681)           1,194,523
                                          -------------------- --------------------- ------------------ --------------------
           Net realized gains (losses)               11,537             2,127,950         (2,308,681)           1,194,523
                                          -------------------- --------------------- ------------------ --------------------
     Change in unrealized gains (losses)
        on investments                          (18,378,295)           (2,785,149)       (18,108,590)          (6,913,340)
                                          -------------------- --------------------- ------------------ --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             (18,366,758)             (657,199)       (20,417,271)          (5,718,817)
                                          -------------------- --------------------- ------------------ --------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (18,427,005)            $ 318,492      $ (20,917,881)        $ (5,225,776)
                                          ==================== ===================== ================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                                              MIST MORGAN                                     MIST PIMCO
MIST MFS EMERGING    MIST MFS RESEARCH    STANLEY MID CAP        MIST OPPENHEIMER    INFLATION PROTECTED    MIST PIMCO TOTAL
   MARKETS EQUITY        INTERNATIONAL             GROWTH    CAPITAL APPRECIATION                   BOND              RETURN
      SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT
-------------------- -------------------- ------------------ ----------------------- ---------------------- -------------------
        $ 523,570            $ 656,659           $ 27,315                $ 16,809            $ 1,550,381         $ 4,897,664
-------------------- -------------------- ------------------ ----------------------- ---------------------- -------------------
          516,869              487,243             61,051                 212,056              1,328,055           2,527,397
           92,710               87,528             12,044                  39,014                237,583             460,930
-------------------- -------------------- ------------------ ----------------------- ---------------------- -------------------
          609,579              574,771             73,095                 251,070              1,565,638           2,988,327
-------------------- -------------------- ------------------ ----------------------- ---------------------- -------------------
          (86,009)              81,888            (45,780)               (234,261)               (15,257)          1,909,337
-------------------- -------------------- ------------------ ----------------------- ---------------------- -------------------
               --                   --            122,625                      --              4,418,310           5,668,775
          147,508             (415,309)           132,218                (460,956)               771,055             394,854
-------------------- -------------------- ------------------ ----------------------- ---------------------- -------------------
          147,508             (415,309)           254,843                (460,956)             5,189,365           6,063,629
-------------------- -------------------- ------------------ ----------------------- ---------------------- -------------------
       (8,183,419)          (3,950,344)          (678,674)                262,149              3,334,276          (5,327,933)
-------------------- -------------------- ------------------ ----------------------- ---------------------- -------------------
       (8,035,911)          (4,365,653)          (423,831)               (198,807)             8,523,641             735,696
-------------------- -------------------- ------------------ ----------------------- ---------------------- -------------------
     $ (8,121,920)        $ (4,283,765)        $ (469,611)             $ (433,068)           $ 8,508,384         $ 2,645,033
==================== ==================== ================== ======================= ====================== ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    MIST PIONEER         MIST PYRAMIS        MIST RAINIER
                                           MIST PIONEER FUND    STRATEGIC INCOME    GOVERNMENT INCOME    LARGE CAP EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT (a)         SUB-ACCOUNT
                                           -------------------- ------------------- -------------------- -------------------
INVESTMENT INCOME:
     Dividends                                      $ 87,431         $ 1,535,079             $ 95,782            $ 13,183
                                           -------------------- ------------------- -------------------- -------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                 87,779             399,581               87,062              45,961
     Administrative charges                           19,424              83,139               17,171               8,195
                                           -------------------- ------------------- -------------------- -------------------
        Total expenses                               107,203             482,720              104,233              54,156
                                           -------------------- ------------------- -------------------- -------------------
           Net investment income (loss)              (19,772)          1,052,359               (8,451)            (40,973)
                                           -------------------- ------------------- -------------------- -------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --             205,387              212,544                  --
     Realized gains (losses) on sale of
        investments                                  105,149             114,229               17,851              29,665
                                           -------------------- ------------------- -------------------- -------------------
           Net realized gains (losses)               105,149             319,616              230,395              29,665
                                           -------------------- ------------------- -------------------- -------------------
     Change in unrealized gains (losses)
        on investments                              (580,409)           (751,372)             297,104            (174,243)
                                           -------------------- ------------------- -------------------- -------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                 (475,260)           (431,756)             527,499            (144,578)
                                           -------------------- ------------------- -------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (495,032)          $ 620,603            $ 519,048          $ (185,551)
                                           ==================== =================== ==================== ===================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

    MIST RCM    MIST SSGA GROWTH    MIST SSGA GROWTH    MIST T. ROWE PRICE    MIST T. ROWE PRICE    MIST THIRD AVENUE
  TECHNOLOGY      AND INCOME ETF                 ETF       LARGE CAP VALUE        MID CAP GROWTH      SMALL CAP VALUE
 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------- ------------------- ------------------- --------------------- --------------------- --------------------
        $ --         $ 1,316,876           $ 424,660             $ 261,305                  $ --            $ 324,964
--------------- ------------------- ------------------- --------------------- --------------------- --------------------
     158,473             985,847             360,478               574,262               458,147              433,027
      28,138             189,875              71,336               102,285                82,282               76,783
--------------- ------------------- ------------------- --------------------- --------------------- --------------------
     186,611           1,175,722             431,814               676,547               540,429              509,810
--------------- ------------------- ------------------- --------------------- --------------------- --------------------
    (186,611)            141,154              (7,154)             (415,242)             (540,429)            (184,846)
--------------- ------------------- ------------------- --------------------- --------------------- --------------------
          --           1,414,801                  --                    --               858,934                   --
     243,417             247,564             406,394              (432,416)              688,428             (224,428)
--------------- ------------------- ------------------- --------------------- --------------------- --------------------
     243,417           1,662,365             406,394              (432,416)            1,547,362             (224,428)
--------------- ------------------- ------------------- --------------------- --------------------- --------------------
  (1,428,112)         (2,778,866)         (1,658,497)           (1,324,216)           (2,574,559)          (3,343,709)
--------------- ------------------- ------------------- --------------------- --------------------- --------------------
  (1,184,695)         (1,116,501)         (1,252,103)           (1,756,632)           (1,027,197)          (3,568,137)
--------------- ------------------- ------------------- --------------------- --------------------- --------------------
$ (1,371,306)         $ (975,347)       $ (1,259,257)         $ (2,171,874)         $ (1,567,626)        $ (3,752,983)
=============== =================== =================== ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                           MSF BARCLAYS
                                             MIST TURNER    MIST VAN KAMPEN              MSF ARTIO    CAPITAL AGGREGATE
                                          MID CAP GROWTH           COMSTOCK    INTERNATIONAL STOCK           BOND INDEX
                                             SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                          ----------------- ------------------ ---------------------- -----------------
INVESTMENT INCOME:
     Dividends                                      $ --          $ 209,191                $ 4,969            $ 204,345
                                          ----------------- ------------------ ---------------------- -----------------
EXPENSES:
     Mortality and expense risk and
        other charges                            126,595            252,648                  3,924               98,555
     Administrative charges                       22,610             46,989                    780               17,923
                                          ----------------- ------------------ ---------------------- -----------------
        Total expenses                           149,205            299,637                  4,704              116,478
                                          ----------------- ------------------ ---------------------- -----------------
           Net investment income (loss)         (149,205)           (90,446)                   265               87,867
                                          ----------------- ------------------ ---------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                      --                 --                     --                   --
     Realized gains (losses) on sale of
        investments                              192,825             13,551                 (9,885)              34,643
                                          ----------------- ------------------ ---------------------- -----------------
           Net realized gains (losses)           192,825             13,551                 (9,885)              34,643
                                          ----------------- ------------------ ---------------------- -----------------
     Change in unrealized gains (losses)
        on investments                          (850,736)          (510,125)               (62,667)             251,129
                                          ----------------- ------------------ ---------------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             (657,911)          (496,574)               (72,552)             285,772
                                          ----------------- ------------------ ---------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations             $ (807,116)        $ (587,020)             $ (72,287)           $ 373,639
                                          ================= ================== ====================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

                 MSF BLACKROCK
MSF BLACKROCK LEGACY LARGE CAP    MSF BLACKROCK    MSF DAVIS VENTURE    MSF FI VALUE    MSF JENNISON
  BOND INCOME           GROWTH     MONEY MARKET                VALUE         LEADERS          GROWTH
  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------------- ------------------- ---------------- -------------------- --------------- ---------------
    $ 334,172          $ 1,957             $ --            $ 648,232         $ 4,302        $ 16,393
------------- ------------------- ---------------- -------------------- --------------- ---------------
      116,693           14,546        1,160,781              903,293           6,250         399,793
       21,616            2,483          212,720              161,140           1,036          71,774
------------- ------------------- ---------------- -------------------- --------------- ---------------
      138,309           17,029        1,373,501            1,064,433           7,286         471,567
------------- ------------------- ---------------- -------------------- --------------- ---------------
      195,863          (15,072)      (1,373,501)            (416,201)         (2,984)       (455,174)
------------- ------------------- ---------------- -------------------- --------------- ---------------
           --               --               --                   --              --              --
       45,799           77,465               --              273,128          10,305         517,351
------------- ------------------- ---------------- -------------------- --------------- ---------------
       45,799           77,465               --              273,128          10,305         517,351
------------- ------------------- ---------------- -------------------- --------------- ---------------
      162,011         (164,195)              --           (3,847,667)        (35,478)       (407,422)
------------- ------------------- ---------------- -------------------- --------------- ---------------
      207,810          (86,730)              --           (3,574,539)        (25,173)        109,929
------------- ------------------- ---------------- -------------------- --------------- ---------------
    $ 403,673       $ (101,802)    $ (1,373,501)        $ (3,990,740)      $ (28,157)     $ (345,245)
============= =================== ================ ==================== =============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                             MSF MET/
                                                                                                          DIMENSIONAL
                                           MSF LOOMIS SAYLES    MSF LOOMIS SAYLES    MSF MET/ARTISAN    INTERNATIONAL
                                              SMALL CAP CORE     SMALL CAP GROWTH      MID CAP VALUE    SMALL COMPANY
                                                 SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT
                                           -------------------- -------------------- ------------------ ----------------
INVESTMENT INCOME:
     Dividends                                          $ --                 $ --          $ 110,116         $ 52,005
                                           -------------------- -------------------- ------------------ ----------------
EXPENSES:
     Mortality and expense risk and
        other charges                                  9,299                4,219            201,448           38,023
     Administrative charges                            1,493                1,083             35,647            6,994
                                           -------------------- -------------------- ------------------ ----------------
        Total expenses                                10,792                5,302            237,095           45,017
                                           -------------------- -------------------- ------------------ ----------------
           Net investment income (loss)              (10,792)              (5,302)          (126,979)           6,988
                                           -------------------- -------------------- ------------------ ----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                   --                 --           99,176
     Realized gains (losses) on sale of
        investments                                   14,591                9,837           (306,527)          28,211
                                           -------------------- -------------------- ------------------ ----------------
           Net realized gains (losses)                14,591                9,837           (306,527)         127,387
                                           -------------------- -------------------- ------------------ ----------------
     Change in unrealized gains (losses)
        on investments                               (20,414)             (10,505)         1,104,283         (683,544)
                                           -------------------- -------------------- ------------------ ----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                   (5,823)                (668)           797,756         (556,157)
                                           -------------------- -------------------- ------------------ ----------------
     Net increase (decrease) in net assets
        resulting from operations                  $ (16,615)            $ (5,970)         $ 670,777       $ (549,169)
                                           ==================== ==================== ================== ================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

 MSF METLIFE            MSF METLIFE                                                            MSF METLIFE
CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE            MSF METLIFE              MODERATE TO    MSF METLIFE STOCK
  ALLOCATION    MODERATE ALLOCATION    MID CAP STOCK INDEX    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION                INDEX
 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
--------------- ---------------------- ---------------------- ---------------------- ------------------------ --------------------
    $ 54,668               $ 45,076               $ 22,498              $ 254,181                $ 113,720            $ 488,739
--------------- ---------------------- ---------------------- ---------------------- ------------------------ --------------------
      32,069                 31,286                 49,210                262,267                  113,256              498,357
       5,757                  5,199                  9,203                 43,674                   18,978               82,825
--------------- ---------------------- ---------------------- ---------------------- ------------------------ --------------------
      37,826                 36,485                 58,413                305,941                  132,234              581,182
--------------- ---------------------- ---------------------- ---------------------- ------------------------ --------------------
      16,842                  8,591                (35,915)               (51,760)                 (18,514)             (92,443)
--------------- ---------------------- ---------------------- ---------------------- ------------------------ --------------------
          --                     --                144,133                     --                       --              204,884
      31,001                 50,256                 52,387                171,516                  312,173               23,562
--------------- ---------------------- ---------------------- ---------------------- ------------------------ --------------------
      31,001                 50,256                196,520                171,516                  312,173              228,446
--------------- ---------------------- ---------------------- ---------------------- ------------------------ --------------------
     (13,315)               (69,510)              (314,938)              (680,862)                (605,952)            (326,076)
--------------- ---------------------- ---------------------- ---------------------- ------------------------ --------------------
      17,686                (19,254)              (118,418)              (509,346)                (293,779)             (97,630)
--------------- ---------------------- ---------------------- ---------------------- ------------------------ --------------------
    $ 34,528              $ (10,663)            $ (154,333)            $ (561,106)              $ (312,293)          $ (190,073)
=============== ====================== ====================== ====================== ======================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                          MSF MFS TOTAL                     MSF MORGAN STANLEY     MSF NEUBERGER
                                                 RETURN    MSF MFS VALUE            EAFE INDEX    BERMAN GENESIS
                                            SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                          ---------------- ---------------- --------------------- -----------------
INVESTMENT INCOME:
     Dividends                                $ 233,821         $ 67,836              $ 73,116              $ 89
                                          ---------------- ---------------- --------------------- -----------------
EXPENSES:
     Mortality and expense risk and
        other charges                           113,850           56,825                46,587               371
     Administrative charges                      22,659           11,169                 8,781                67
                                          ---------------- ---------------- --------------------- -----------------
        Total expenses                          136,509           67,994                55,368               438
                                          ---------------- ---------------- --------------------- -----------------
           Net investment income (loss)          97,312             (158)               17,748              (349)
                                          ---------------- ---------------- --------------------- -----------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                     --               --                    --                --
     Realized gains (losses) on sale of
        investments                             (83,548)           7,407                (4,654)           (3,220)
                                          ---------------- ---------------- --------------------- -----------------
           Net realized gains (losses)          (83,548)           7,407                (4,654)           (3,220)
                                          ---------------- ---------------- --------------------- -----------------
     Change in unrealized gains (losses)
        on investments                           45,202          (57,492)             (556,659)            4,479
                                          ---------------- ---------------- --------------------- -----------------
     Net realized and change in
        unrealized gains (losses) on
        investments                             (38,346)         (50,085)             (561,313)            1,259
                                          ---------------- ---------------- --------------------- -----------------
     Net increase (decrease) in net assets
        resulting from operations              $ 58,966        $ (50,243)           $ (543,565)            $ 910
                                          ================ ================ ===================== =================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

 MSF NEUBERGER                                                                                        MSF VAN ECK
BERMAN MID CAP    MSF OPPENHEIMER    MSF RUSSELL 2000    MSF T. ROWE PRICE    MSF T. ROWE PRICE    GLOBAL NATURAL
         VALUE      GLOBAL EQUITY               INDEX     LARGE CAP GROWTH     SMALL CAP GROWTH         RESOURCES
   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
----------------- ------------------ ------------------- -------------------- -------------------- -----------------
         $ 694           $ 15,390            $ 33,328                 $ 39                 $ --          $ 96,547
----------------- ------------------ ------------------- -------------------- -------------------- -----------------
         1,760              8,515              60,098               10,304                8,521            97,135
           276              2,222              11,227                2,092                1,441            17,521
----------------- ------------------ ------------------- -------------------- -------------------- -----------------
         2,036             10,737              71,325               12,396                9,962           114,656
----------------- ------------------ ------------------- -------------------- -------------------- -----------------
        (1,342)             4,653             (37,997)             (12,357)              (9,962)          (18,109)
----------------- ------------------ ------------------- -------------------- -------------------- -----------------
            --                 --                  --                   --                   --           831,897
         5,777              7,290              70,098                6,729               65,228            92,301
----------------- ------------------ ------------------- -------------------- -------------------- -----------------
         5,777              7,290              70,098                6,729               65,228           924,198
----------------- ------------------ ------------------- -------------------- -------------------- -----------------
       (15,137)          (104,237)           (355,623)             (18,100)             (45,704)       (2,111,701)
----------------- ------------------ ------------------- -------------------- -------------------- -----------------
        (9,360)           (96,947)           (285,525)             (11,371)              19,524        (1,187,503)
----------------- ------------------ ------------------- -------------------- -------------------- -----------------
     $ (10,702)         $ (92,294)         $ (323,522)           $ (23,728)             $ 9,562      $ (1,205,612)
================= ================== =================== ==================== ==================== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                           MSF WESTERN ASSET
                                                  MANAGEMENT MSF WESTERN ASSET      OPPENHEIMER VA
                                              STRATEGIC BOND        MANAGEMENT         MAIN STREET      PIMCO VIT
                                               OPPORTUNITIES   U.S. GOVERNMENT    SMALL- & MID-CAP     HIGH YIELD
                                                 SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
                                           ----------------- -------------------- ------------------- --------------
INVESTMENT INCOME:
     Dividends                                       $ 1,462         $ 367,973            $ 11,398       $ 10,286
                                           ----------------- -------------------- ------------------- --------------
EXPENSES:
     Mortality and expense risk and
        other charges                                    373           379,553              33,379          1,762
     Administrative charges                               57            71,931               7,771            364
                                           ----------------- -------------------- ------------------- --------------
        Total expenses                                   430           451,484              41,150          2,126
                                           ----------------- -------------------- ------------------- --------------
           Net investment income (loss)                1,032           (83,511)            (29,752)         8,160
                                           ----------------- -------------------- ------------------- --------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --           997,893                  --             --
     Realized gains (losses) on sale of
        investments                                       33            40,020              52,916            601
                                           ----------------- -------------------- ------------------- --------------
           Net realized gains (losses)                    33         1,037,913              52,916            601
                                           ----------------- -------------------- ------------------- --------------
     Change in unrealized gains (losses)
        on investments                                   241            82,730            (149,115)        (6,432)
                                           ----------------- -------------------- ------------------- --------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                      274         1,120,643             (96,199)        (5,831)
                                           ----------------- -------------------- ------------------- --------------
     Net increase (decrease) in net assets
        resulting from operations                    $ 1,306       $ 1,037,132          $ (125,951)       $ 2,329
                                           ================= ==================== =================== ==============

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

   PIMCO VIT         PIONEER VCT      PIONEER VCT           PIONEER VCT        PUTNAM VT           PUTNAM VT
LOW DURATION    EMERGING MARKETS    MID CAP VALUE    REAL ESTATE SHARES    EQUITY INCOME    MULTI-CAP GROWTH
 SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
--------------- ------------------- ---------------- --------------------- ---------------- -------------------
     $ 3,166                $ --          $ 9,610                 $ 171            $ 310               $ 624
--------------- ------------------- ---------------- --------------------- ---------------- -------------------
       2,216                 469           18,005                   105              110               2,007
         441                  73            3,689                    18               41                 240
--------------- ------------------- ---------------- --------------------- ---------------- -------------------
       2,657                 542           21,694                   123              151               2,247
--------------- ------------------- ---------------- --------------------- ---------------- -------------------
         509                (542)         (12,084)                   48              159              (1,623)
--------------- ------------------- ---------------- --------------------- ---------------- -------------------
          --                  --               --                    --               --                  --
         304               6,877             (995)                 (850)              (3)              2,339
--------------- ------------------- ---------------- --------------------- ---------------- -------------------
         304               6,877             (995)                 (850)              (3)              2,339
--------------- ------------------- ---------------- --------------------- ---------------- -------------------
      (1,417)            (14,275)         (96,769)                1,385               24             (11,261)
--------------- ------------------- ---------------- --------------------- ---------------- -------------------
      (1,113)             (7,398)         (97,764)                  535               21              (8,922)
--------------- ------------------- ---------------- --------------------- ---------------- -------------------
      $ (604)           $ (7,940)      $ (109,848)                $ 583            $ 180           $ (10,545)
=============== =================== ================ ===================== ================ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

                                          RUSSELL AGGRESSIVE                         RUSSELL GLOBAL REAL  RUSSELL MULTI-STYLE
                                                      EQUITY    RUSSELL CORE BOND      ESTATE SECURITIES               EQUITY
                                                 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------- -------------------- -------------------- --------------------
INVESTMENT INCOME:
     Dividends                                          $ 23              $ 1,360                  $ 188                $ 398
                                          --------------------- -------------------- -------------------- --------------------
EXPENSES:
     Mortality and expense risk and
        other charges                                     59                  571                    102                  499
     Administrative charges                                6                   67                     11                   59
                                          --------------------- -------------------- -------------------- --------------------
        Total expenses                                    65                  638                    113                  558
                                          --------------------- -------------------- -------------------- --------------------
           Net investment income (loss)                  (42)                 722                     75                 (160)
                                          --------------------- -------------------- -------------------- --------------------
NET REALIZED AND CHANGE IN
  UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gain distributions                          --                  630                     --                   --
     Realized gains (losses) on sale of
        investments                                      (82)                 938                    (42)                 440
                                          --------------------- -------------------- -------------------- --------------------
           Net realized gains (losses)                   (82)               1,568                    (42)                 440
                                          --------------------- -------------------- -------------------- --------------------
     Change in unrealized gains (losses)
        on investments                                  (192)                (701)                  (779)              (2,307)
                                          --------------------- -------------------- -------------------- --------------------
     Net realized and change in
        unrealized gains (losses) on
        investments                                     (274)                 867                   (821)              (1,867)
                                          --------------------- -------------------- -------------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations                     $ (316)             $ 1,589                 $ (746)            $ (2,027)
                                          ==================== ===================== ==================== ====================

(a) For the period May 2, 2011 to December 31, 2011.


The accompanying notes are an integral part of these financial statements.

RUSSELL NON-U.S.    UIF U.S. REAL ESTATE
     SUB-ACCOUNT             SUB-ACCOUNT
------------------- -----------------------
           $ 284                $ 33,052
------------------- -----------------------
             228                  47,158
              26                   9,661
------------------- -----------------------
             254                  56,819
------------------- -----------------------
              30                 (23,767)
------------------- -----------------------
              --                      --
            (785)                (44,004)
------------------- -----------------------
            (785)                (44,004)
------------------- -----------------------
          (2,088)                221,983
------------------- -----------------------
          (2,873)                177,979
------------------- -----------------------
        $ (2,843)              $ 154,212
=================== =======================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                                AMERICAN FUNDS
                                            AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH    GLOBAL SMALL CAPITALIZATION
                                                    SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------- ------------------------------- ------------------------------
                                            2011           2010          2011              2010         2011              2010
                                   ---------------- -------------- ------------- ----------------- ------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 141,080    $   107,864    $   (60,541)        $ (23,940)   $   5,008          $ 14,775
  Net realized gains (losses)             17,620          7,801         42,030          (215,207)      60,426            25,213
  Change in unrealized gains
     (losses) on investments             178,065         72,349     (2,200,671)        2,396,634     (809,805)          473,540
                                   ---------------- -------------- ------------- ----------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting
       from operations                   336,765        188,014     (2,219,182)        2,157,487     (744,371)          513,528
                                   ---------------- -------------- ------------- ----------------- ------------ -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,535,445      2,151,391      1,538,989         1,745,816      613,327           850,456
  Net transfers (including fixed
     account)                            322,196        778,201       (800,199)         (350,912)     261,659           180,994
  Contract charges                       (35,685)       (18,167)      (117,529)         (109,578)     (16,585)           (9,316)
  Transfers for contract benefits
     and terminations                   (242,493)      (157,148)    (2,015,446)       (1,291,106)     (71,848)          (25,792)
                                   ---------------- -------------- ------------- ----------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      1,579,463      2,754,277     (1,394,185)           (5,780)     786,553           996,342
                                   ---------------- -------------- ------------- ----------------- ------------ -----------------
     Net increase (decrease)
       in net assets                   1,916,228      2,942,291     (3,613,367)        2,151,707       42,182         1,509,870
NET ASSETS:
  Beginning of year                    6,229,519      3,287,228     23,819,624        21,667,917    3,265,181         1,755,311
                                   ---------------- -------------- ------------- ----------------- ------------ -----------------
  End of year                        $ 8,145,747    $ 6,229,519    $20,206,257     $  23,819,624   $3,307,363       $ 3,265,181
                                   ================ ============== ============= ================= ============ =================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

       AMERICAN FUNDS GROWTH    AMERICAN FUNDS GROWTH-INCOME         FIDELITY VIP CONTRAFUND    FIDELITY VIP EQUITY-INCOME
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- -----------------------------
        2011            2010            2011            2010            2011            2010        2011              2010
--------------- --------------- --------------- --------------- --------------- --------------- ----------- -----------------
  $ (421,566)     $ (331,392)      $ (22,112)      $ (39,671)     $ (106,034)      $ (75,910)      $ 516             $ 150
        (859)       (352,186)       (222,278)       (385,986)       (236,881)       (524,352)       (709)             (369)
  (2,247,957)      7,286,042        (523,209)      2,662,041        (262,192)      2,746,631        (226)            7,877
--------------- --------------- --------------- --------------- --------------- --------------- ----------- -----------------
  (2,670,382)      6,602,464        (767,599)      2,236,384        (605,107)      2,146,369        (419)            7,658
--------------- --------------- --------------- --------------- --------------- --------------- ----------- -----------------
   5,450,027       5,047,741       1,473,864       1,943,490       1,293,721       1,402,473          --                --
    (566,719)       (193,415)       (329,179)          1,544        (271,658)        (27,731)       (386)              244
    (230,890)       (187,957)       (119,477)       (114,388)        (90,452)        (81,974)       (428)             (403)
  (3,991,364)     (2,349,234)     (2,767,280)     (1,593,242)     (1,676,369)     (1,022,642)     (4,631)               (9)
--------------- --------------- --------------- --------------- --------------- --------------- ----------- -----------------
     661,054       2,317,135      (1,742,072)        237,404        (744,758)        270,126      (5,445)             (168)
--------------- --------------- --------------- --------------- --------------- --------------- ----------- -----------------
  (2,009,328)      8,919,599      (2,509,671)      2,473,788      (1,349,865)      2,416,495      (5,864)            7,490
  46,146,389      37,226,790      25,711,939      23,238,151      16,467,673      14,051,178      65,050            57,560
--------------- --------------- --------------- --------------- --------------- --------------- ----------- -----------------
$ 44,137,061    $ 46,146,389    $ 23,202,268    $ 25,711,939    $ 15,117,808    $ 16,467,673    $ 59,186          $ 65,050
=============== =============== =============== =============== =============== =============== =========== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                              FTVIPT FRANKLIN
                                    FIDELITY VIP MID CAP      FTVIPT FRANKLIN INCOME SECURITIES    SMALL CAP VALUE SECURITIES
                                             SUB-ACCOUNT                            SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ------------------------------- -----------------------------
                                            2011           2010           2011              2010         2011             2010
                                   ---------------- -------------- ------------- ----------------- ------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (110,078)   $  (63,271)    $   894,333       $ 1,019,191    $  (6,382)        $ (3,277)
  Net realized gains (losses)             58,359         33,971       (147,224)         (246,509)      16,163            2,052
  Change in unrealized gains
     (losses) on investments          (1,066,618)     1,349,277       (580,836)        1,331,798      (30,721)         148,946
                                   ---------------- -------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                (1,118,337)     1,319,977        166,273         2,104,480      (20,940)         147,721
                                   ---------------- -------------- ------------- ----------------- ------------ ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              2,415,444      2,040,746      2,170,465         1,639,580      514,575          252,391
  Net transfers (including fixed
     account)                            698,441        576,043       (380,027)           48,890       (1,704)          94,307
  Contract charges                       (28,424)       (12,725)      (106,567)          (97,845)      (2,427)          (1,455)
  Transfers for contract benefits
     and terminations                   (410,004)      (176,179)    (1,836,773)       (1,589,084)     (40,428)          (2,050)
                                   ---------------- -------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      2,675,457      2,427,885       (152,902)            1,541      470,016          343,193
                                   ---------------- -------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets                   1,557,120      3,747,862         13,371         2,106,021      449,076          490,914
NET ASSETS:
  Beginning of year                    7,230,111      3,482,249     21,653,665        19,547,644      845,855          354,941
                                   ---------------- -------------- ------------- ----------------- ------------ ----------------
  End of year                        $ 8,787,231    $ 7,230,111    $21,667,036      $ 21,653,665   $1,294,931        $ 845,855
                                   ================ ============== ============= ================= ============ ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                               FTVIPT TEMPLETON              FTVIPT TEMPLETON
FTVIPT MUTUAL SHARES SECURITIES              FOREIGN SECURITIES        GLOBAL BOND SECURITIES  INVESCO V.I. GLOBAL REAL ESTATE
                    SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT                      SUB-ACCOUNT
---------------------------------- ----------------------------- ----------------------------- --------------------------------
       2011                2010            2011            2010         2011             2010       2011                  2010
-------------- ------------------- --------------- ------------- -------------- -------------- ------------ -------------------
   $ 29,694             $ 3,284        $ (9,091)       $ 23,091    $ 232,530          $ 1,167   $ 15,710              $ 13,680
    (20,841)            (27,759)       (192,859)       (465,510)      57,288           29,643     20,110                 3,334
    (84,360)            286,641      (1,586,807)      1,409,904     (460,838)         324,225    (82,669)               34,080
-------------- ------------------- --------------- ------------- -------------- -------------- ------------ -------------------
    (75,507)            262,166      (1,788,757)        967,485     (171,020)         355,035    (46,849)               51,094
-------------- ------------------- --------------- ------------- -------------- -------------- ------------ -------------------
    322,061             517,393         763,357         461,721    2,228,768        2,305,400    306,053               128,724
     52,969              84,768         108,318          34,904      236,584          232,897     39,687                82,814
     (9,113)             (6,658)        (92,840)        (94,962)     (28,186)          (9,976)    (1,902)               (1,011)
   (183,454)           (154,108)     (1,752,515)     (1,346,897)    (247,836)        (193,096)  (108,331)               (1,766)
-------------- ------------------- --------------- ------------- -------------- -------------- ------------ -------------------
    182,463             441,395        (973,680)       (945,234)   2,189,330        2,335,225    235,507               208,761
-------------- ------------------- --------------- ------------- -------------- -------------- ------------ -------------------
    106,956             703,561      (2,762,437)         22,251    2,018,310        2,690,260    188,658               259,855
  3,165,074           2,461,513      16,187,428      16,165,177    4,650,975        1,960,715    466,105               206,250
-------------- ------------------- --------------- ------------- -------------- -------------- ------------ -------------------
$ 3,272,030         $ 3,165,074    $ 13,424,991    $ 16,187,428  $ 6,669,285      $ 4,650,975  $ 654,763             $ 466,105
 ============= =================== =============== ============= ============== ============== ============ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                             INVESCO V.I. VAN KAMPEN     INVESCO V.I. VAN KAMPEN
                                   INVESCO V.I. INTERNATIONAL GROWTH               EQUITY AND INCOME           GROWTH AND INCOME
                                                         SUB-ACCOUNT                     SUB-ACCOUNT                 SUB-ACCOUNT
                                   ------------------------------------ ------------------------------- ---------------------------
                                            2011                2010          2011              2010         2011           2010
                                   ---------------- ------------------- ------------- ----------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (13,754)   $         26,605    $    31,697          $ 32,703   $  (18,595)     $ (70,635)
  Net realized gains (losses)             24,774              (1,672)         5,049               681       18,868            924
  Change in unrealized gains
     (losses) on investments            (552,456)            448,863       (404,937)          852,123     (308,976)       743,693
                                   ---------------- ------------------- ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (541,436)            473,796       (368,191)          885,507     (308,703)       673,982
                                   ---------------- ------------------- ------------- ----------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,834,868           1,638,102      2,801,099         2,879,511    1,665,670      2,110,764
  Net transfers (including fixed
     account)                            479,886             558,890        501,942           570,374      592,641        680,131
  Contract charges                       (25,597)            (11,166)       (35,723)          (17,326)     (32,914)       (16,097)
  Transfers for contract benefits
     and terminations                   (285,399)            (97,281)      (467,588)         (298,843)    (409,750)      (192,413)
                                   ---------------- ------------------- ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      2,003,758           2,088,545      2,799,730         3,133,716    1,815,647      2,582,385
                                   ---------------- ------------------- ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets                   1,462,322           2,562,341      2,431,539         4,019,223    1,506,944      3,256,367
NET ASSETS:
  Beginning of year                    4,879,813           2,317,472     10,357,864         6,338,641    7,460,830      4,204,463
                                   ---------------- ------------------- ------------- ----------------- ------------ --------------
  End of year                        $ 6,342,135      $    4,879,813    $12,789,403       $10,357,864   $8,967,774    $ 7,460,830
                                   ================ =================== ============= ================= ============ ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   INVESCO V.I. VAN KAMPEN              LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE      LMPVET CLEARBRIDGE VARIABLE
             MID CAP VALUE      VARIABLE AGGRESSIVE GROWTH           VARIABLE APPRECIATION            EQUITY INCOME BUILDER
               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
----------------------------- ------------------------------- ------------------------------- --------------------------------
       2011           2010            2011            2010            2011            2010            2011             2010
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ----------------
   $ (5,737)      $ (2,788)     $ (159,712)     $ (145,574)       $ 46,024        $ 35,964       $ 168,560        $ 164,618
     10,914            661         222,034         (95,536)         26,676          (9,618)        (88,185)        (226,646)
     (7,949)       107,230          52,660       2,394,193          37,887       1,030,399         414,233          801,308
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ----------------
     (2,772)       105,103         114,982       2,153,083         110,587       1,056,745         494,608          739,280
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ----------------
    342,145        257,917       1,374,511         649,383       3,379,971       2,642,199       1,656,653          666,689
       (328)        50,038        (543,070)        (79,141)        502,361         877,878         541,785         (149,848)
     (2,987)        (1,790)        (38,334)        (35,486)        (45,603)        (27,558)        (42,552)         (34,893)
    (21,000)        (3,510)     (1,219,257)       (922,059)       (933,634)       (445,306)       (300,160)        (198,216)
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ----------------
    317,830        302,655        (426,150)       (387,303)      2,903,095       3,047,213       1,855,726          283,732
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ----------------
    315,058        407,758        (311,168)      1,765,780       3,013,682       4,103,958       2,350,334        1,023,012
    745,439        337,681      11,442,997       9,677,217      11,226,240       7,122,282       7,893,569        6,870,557
-------------- -------------- --------------- --------------- --------------- --------------- --------------- ----------------
$ 1,060,497      $ 745,439    $ 11,131,829    $ 11,442,997    $ 14,239,922    $ 11,226,240    $ 10,243,903      $ 7,893,569
============== ============== =============== =============== =============== =============== =============== ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                    LMPVET CLEARBRIDGE VARIABLE           LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
                                      FUNDAMENTAL ALL CAP VALUE    VARIABLE LARGE CAP GROWTH    VARIABLE LARGE CAP VALUE
                                                    SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
                                   ------------------------------- -------------- ------------- ---------------------------
                                            2011           2010       2011              2010         2011           2010
                                   ---------------- -------------- ---------- ----------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ (4,153)    $   18,451    $ (4,328)         $ (5,727)   $   5,126       $ 12,516
  Net realized gains (losses)            (18,010)       (56,681)      4,752            (2,744)     (11,245)       (10,913)
  Change in unrealized gains
     (losses) on investments            (518,679)       930,232      (7,708)           39,747       33,213         74,536
                                   ---------------- -------------- ---------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (540,842)       892,002      (7,284)           31,276       27,094         76,139
                                   ---------------- -------------- ---------- ----------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                896,926        655,492         275               240       11,000          2,913
  Net transfers (including fixed
     account)                            128,108        255,993       7,661             6,119      (50,843)        27,653
  Contract charges                       (18,865)       (15,689)       (551)             (696)        (566)          (488)
  Transfers for contract benefits
     and terminations                   (509,352)      (334,400)    (92,307)         (148,275)     (20,950)       (26,561)
                                   ---------------- -------------- ---------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        496,817        561,396     (84,922)         (142,612)     (61,359)         3,517
                                   ---------------- -------------- ---------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets                     (44,025)     1,453,398     (92,206)         (111,336)     (34,265)        79,656
NET ASSETS:
  Beginning of year                    6,848,066      5,394,668     361,848           473,184    1,018,528        938,872
                                   ---------------- -------------- ---------- ----------------- ------------ --------------
  End of year                        $ 6,804,041    $ 6,848,066    $269,642         $ 361,848   $  984,263    $ 1,018,528
                                   ================ ============== ========== ================= ============ ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

          LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL     LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE
   VARIABLE SMALL CAP GROWTH    VARIABLE SOCIAL AWARENESS                ALLOCATION 50%               ALLOCATION 70%
                 SUB-ACCOUNT                  SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
------------------------------- ---------------------------- ----------------------------- ----------------------------
       2011             2010        2011             2010           2011           2010         2011            2010
-------------- ---------------- ----------- ---------------- -------------- -------------- ------------ ---------------
  $ (37,786)       $ (32,709)      $ (36)           $ (13)      $ 29,032       $ 20,565        $ 526         $ 1,102
    142,053           11,303          31               89          4,743          1,003          406          (2,331)
   (110,271)         493,577        (147)             904        (57,751)       122,836       (4,664)         26,564
-------------- ---------------- ----------- ---------------- -------------- -------------- ------------ ---------------
     (6,004)         472,171        (152)             980        (23,976)       144,404       (3,732)         25,335
-------------- ---------------- ----------- ---------------- -------------- -------------- ------------ ---------------
    488,511          344,216          --               --        896,666        192,392          240             240
   (178,579)         279,507          --              603          9,693         86,031          360           4,129
    (11,739)          (8,941)        (39)             (39)        (2,089)          (285)         (71)            (82)
   (206,294)        (184,834)         (7)            (894)       (56,115)       (65,116)     (23,170)         (5,794)
-------------- ---------------- ----------- ---------------- -------------- -------------- ------------ ---------------
     91,899          429,948         (46)            (330)       848,155        213,022      (22,641)         (1,507)
-------------- ---------------- ----------- ---------------- -------------- -------------- ------------ ---------------
     85,895          902,119        (198)             650        824,179        357,426      (26,373)         23,828
  2,538,303        1,636,184      10,289            9,639      1,345,207        987,781      225,913         202,085
-------------- ---------------- ----------- ---------------- -------------- -------------- ------------ ---------------
$ 2,624,198      $ 2,538,303    $ 10,091         $ 10,289    $ 2,169,386    $ 1,345,207    $ 199,540       $ 225,913
============== ================ =========== ================ ============== ============== ============ ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                              MIST
                                                                                                 ALLIANCEBERNSTEIN
                                   LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERN ASSET VARIABLE       GLOBAL DYNAMIC
                                              ALLOCATION 85%           GLOBAL HIGH YIELD BOND           ALLOCATION
                                                 SUB-ACCOUNT                      SUB-ACCOUNT          SUB-ACCOUNT
                                   -------------- ------------- -------------------------------- --------------------
                                          2011          2010         2011                2010              2011 (a)
                                   -------------- ------------- ------------ ------------------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 411     $   1,810     $ 433,973           $ 395,759            $ (23,220)
  Net realized gains (losses)            5,263         2,334       (18,480)            (38,444)             398,680
  Change in unrealized gains
     (losses) on investments           (42,079)      110,298      (422,090)            270,408              384,335
                                   -------------- ------------- ------------ ------------------- --------------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (36,405)      114,442        (6,597)            627,723              759,795
                                   -------------- ------------- ------------ ------------------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               73,147       148,418       981,130             640,171           57,036,078
  Net transfers (including fixed
     account)                             (262)       14,077       471,893             (20,709)          12,393,317
  Contract charges                      (1,547)       (1,133)      (24,814)            (18,527)                  --
  Transfers for contract benefits
     and terminations                  (13,583)      (11,334)     (467,819)           (286,631)            (295,702)
                                   -------------- ------------- ------------ ------------------- --------------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       57,755       150,028       960,390             314,304           69,133,693
                                   -------------- ------------- ------------ ------------------- --------------------
     Net increase (decrease)
       in net assets                    21,350       264,470       953,793             942,027           69,893,488
NET ASSETS:
  Beginning of year                    921,330       656,860     5,616,288           4,674,261                   --
                                   -------------- ------------- ------------ ------------------- --------------------
  End of year                        $ 942,680    $  921,330    $6,570,081         $ 5,616,288         $ 69,893,488
                                   ============== ============= ============ =================== ====================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

           MIST AMERICAN FUNDS                                             MIST AMERICAN FUNDS
           BALANCED ALLOCATION        MIST AMERICAN FUNDS BOND               GROWTH ALLOCATION      MIST AMERICAN FUNDS GROWTH
                   SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------------- ------------------------------- ------------------------------- -------------------------------
         2011             2010            2011            2010            2011            2010            2011            2010
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
   $ (581,661)      $ (655,392)      $ 105,113        $ (4,704)     $ (434,341)     $ (553,699)     $ (529,751)     $ (359,832)
      623,476          255,900         175,701         387,589       1,688,566       1,231,613       1,955,994         184,619
   (7,034,864)      13,560,100         640,749         262,632      (6,751,905)      7,824,265      (4,266,841)      4,855,583
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
   (6,993,049)      13,160,608         921,563         645,517      (5,497,680)      8,502,179      (2,840,598)      4,680,370
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
   27,076,571       43,535,047       3,635,765       7,596,412       6,654,542       8,867,252       9,087,151       9,730,638
    8,993,226       15,363,375       3,123,691      (1,887,536)       (279,754)        996,643      (3,780,251)      6,776,526
   (1,300,719)        (697,653)       (171,099)       (105,083)       (649,068)       (506,887)       (282,467)       (137,593)
   (4,522,975)      (3,221,572)       (984,218)       (507,607)     (2,816,810)     (2,132,143)     (1,618,535)       (583,616)
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
   30,246,103       54,979,197       5,604,139       5,096,186       2,908,910       7,224,865       3,405,898      15,785,955
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
   23,253,054       68,139,805       6,525,702       5,741,703      (2,588,770)     15,727,044         565,300      20,466,325
  151,294,869       83,155,064      18,844,157      13,102,454      83,427,211      67,700,167      38,298,391      17,832,066
---------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 174,547,923    $ 151,294,869    $ 25,369,859    $ 18,844,157    $ 80,838,441    $ 83,427,211    $ 38,863,691    $ 38,298,391
================ ================ =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                                            MIST
                                                                                                       MIST AQR        BLACKROCK
                                                   MIST AMERICAN             MIST AMERICAN FUNDS    GLOBAL RISK  GLOBAL TACTICAL
                                             FUNDS INTERNATIONAL             MODERATE ALLOCATION       BALANCED       STRATEGIES
                                                     SUB-ACCOUNT                     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                   -------------------------------- ------------------------------- ------------ ----------------
                                             2011           2010          2011              2010        2011 (a)         2011 (a)
                                   ----------------- -------------- ------------- ----------------- ------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ (51,997)   $  (118,614)   $    (81,531)       $ (172,000)   $  811,770       $ 297,362
  Net realized gains (losses)            (107,689)       118,387       1,133,831           190,440       253,977         998,802
  Change in unrealized gains
     (losses) on investments           (3,739,766)     1,129,211      (2,936,001)        6,235,756       781,850      (1,049,119)
                                   ----------------- -------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (3,899,452)     1,128,984      (1,883,701)        6,254,196     1,847,597         247,045
                                   ----------------- -------------- ------------- ----------------- ------------ ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               2,913,338      4,743,875      13,719,611        28,578,842    68,134,574     107,705,944
  Net transfers (including fixed
     account)                           2,161,813      1,923,380       4,542,905        10,757,568    16,761,519      24,600,380
  Contract charges                       (134,613)       (73,623)       (857,917)         (460,910)           --              --
  Transfers for contract benefits
     and terminations                    (747,456)      (283,220)     (2,325,270)       (1,517,761)     (430,224)       (482,913)
                                   ----------------- -------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       4,193,082      6,310,412      15,079,329        37,357,739    84,465,869     131,823,411
                                   ----------------- -------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets                      293,630      7,439,396      13,195,628        43,611,935    86,313,466     132,070,456
NET ASSETS:
  Beginning of year                    17,590,027     10,150,631      95,684,335        52,072,400            --              --
                                   ----------------- -------------- ------------- ----------------- ------------ ----------------
  End of year                        $ 17,883,657    $17,590,027    $108,879,963      $ 95,684,335  $ 86,313,466   $ 132,070,456
                                   ================= ============== ============= ================= ============ ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   MIST BLACKROCK HIGH YIELD    MIST BLACKROCK LARGE CAP CORE    MIST CLARION GLOBAL REAL ESTATE     MIST DREMAN SMALL CAP VALUE
                 SUB-ACCOUNT                      SUB-ACCOUNT                        SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- -------------------------------- ---------------------------------- -------------------------------
        2011            2010           2011              2010            2011               2010           2011             2010
--------------- --------------- -------------- ----------------- --------------- ------------------ -------------- ----------------
   $ 728,683       $ 453,193       $ (9,834)         $ (4,775)      $ 368,924          $ 933,739         $ (916)       $ (34,369)
     236,852         333,866          5,621           (13,781)       (205,558)          (404,261)        77,397           28,576
    (986,860)        565,723        (40,445)          114,278      (1,456,370)         1,499,780       (538,141)         646,909
--------------- --------------- -------------- ----------------- --------------- ------------------ -------------- ----------------
     (21,325)      1,352,782        (44,658)           95,722      (1,293,004)         2,029,258       (461,660)         641,116
--------------- --------------- -------------- ----------------- --------------- ------------------ -------------- ----------------
   2,411,781       3,172,050        367,495           243,900       1,640,153          1,276,097        178,726          132,739
   2,783,321       1,752,644         21,288            93,921       1,302,734            191,401        198,825         (223,048)
    (120,218)        (64,532)        (9,578)           (5,660)       (103,980)           (85,499)       (22,854)         (22,902)
    (726,243)       (497,618)      (150,855)          (53,952)     (1,127,668)          (778,461)      (350,588)        (345,196)
--------------- --------------- -------------- ----------------- --------------- ------------------ -------------- ----------------
   4,348,641       4,362,544        228,350           278,209       1,711,239            603,538          4,109         (458,407)
--------------- --------------- -------------- ----------------- --------------- ------------------ -------------- ----------------
   4,327,316       5,715,326        183,692           373,931         418,235          2,632,796       (457,551)         182,709
  13,713,600       7,998,274      1,152,486           778,555      16,534,156         13,901,360      4,152,343        3,969,634
--------------- --------------- -------------- ----------------- --------------- ------------------ -------------- ----------------
$ 18,040,916    $ 13,713,600    $ 1,336,178       $ 1,152,486    $ 16,952,391       $ 16,534,156    $ 3,694,792      $ 4,152,343
=============== =============== ============== ================= =============== ================== ============== ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                               MIST GOLDMAN SACHS             MIST HARRIS OAKMARK
                                                    MID CAP VALUE                   INTERNATIONAL    MIST INVESCO SMALL CAP GROWTH
                                                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   --------------------------------- ------------------------------- -----------------------------
                                             2011            2010          2011              2010          2011            2010
                                   ----------------- --------------- ------------- ----------------- ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (211,417)    $   (95,436)   $  (812,353)       $ 96,913     $  (323,326)     $ (262,538)
  Net realized gains (losses)            (128,339)       (369,605)      (301,744)       (641,109)        384,551          (3,272)
  Change in unrealized gains
     (losses) on investments           (1,262,994)      3,382,831     (7,251,014)      6,350,914        (574,999)      3,923,555
                                   ----------------- --------------- ------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,602,750)      2,917,790     (8,365,111)      5,806,718        (513,774)      3,657,745
                                   ----------------- --------------- ------------- ----------------- ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               2,543,395         947,767      6,038,279       5,554,568       2,277,441       1,927,264
  Net transfers (including fixed
     account)                           1,310,401        (448,345)     3,232,971         508,240         287,435        (608,705)
  Contract charges                       (103,512)        (80,331)      (293,214)       (232,882)       (112,105)        (87,563)
  Transfers for contract benefits
     and terminations                    (783,312)       (691,205)    (2,096,357)     (1,851,224)     (1,583,903)       (758,333)
                                   ----------------- --------------- ------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       2,966,972        (272,114)     6,881,679       3,978,702         868,868         472,663
                                   ----------------- --------------- ------------- ----------------- ------------- ---------------
     Net increase (decrease)
       in net assets                    1,364,222       2,645,676     (1,483,432)      9,785,420         355,094       4,130,408
NET ASSETS:
  Beginning of year                    16,274,724      13,629,048     47,386,518      37,601,098      18,816,649      14,686,241
                                   ----------------- --------------- ------------- ----------------- ------------- ---------------
  End of year                      $   17,638,946    $ 16,274,724    $45,903,086    $ 47,386,518     $19,171,743    $ 18,816,649
                                   ================= =============== ============= ================= ============= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                 MIST LEGG MASON CLEARBRIDGE              MIST LOOMIS SAYLES
            MIST JANUS FORTY             MIST LAZARD MID CAP               AGGRESSIVE GROWTH                  GLOBAL MARKETS
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- -------------------------------
       2011             2010            2011            2010            2011            2010            2011            2010
-------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
    $ 2,616         $ (8,654)     $ (127,567)      $ (98,432)     $ (319,423)     $ (170,750)      $ 117,897       $ 194,847
        747           42,100           2,100        (274,814)         10,031        (110,199)        117,669        (152,727)
   (782,072)         463,266        (809,890)      2,716,854        (592,808)      2,438,850        (822,695)      2,364,577
-------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
   (778,709)         496,712        (935,357)      2,343,608        (902,200)      2,157,901        (587,129)      2,406,697
-------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
  1,390,432        1,586,381       1,599,270       1,335,328       1,796,954         780,641       2,070,758       1,610,628
    673,792        1,061,781        (124,468)       (562,657)     10,782,931        (222,280)      1,668,078         348,050
    (43,491)         (22,041)        (78,968)        (72,285)       (107,136)        (54,859)       (101,715)        (75,721)
   (678,291)        (258,015)     (1,056,611)       (829,148)     (1,172,008)       (415,201)       (661,344)       (502,405)
-------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
  1,342,442        2,368,106         339,223        (128,762)     11,300,741          88,301       2,975,777       1,380,552
-------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
    563,733        2,864,818        (596,134)      2,214,846      10,398,541       2,246,202       2,388,648       3,787,249
  6,735,751        3,870,933      13,534,881      11,320,035      11,951,497       9,705,295      15,314,944      11,527,695
-------------- ---------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 7,299,484      $ 6,735,751    $ 12,938,747    $ 13,534,881    $ 22,350,038    $ 11,951,497    $ 17,703,592    $ 15,314,944
============== ================ =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                  MIST LORD ABBETT      MIST MET/EATON VANCE
                                   MIST LORD ABBETT BOND DEBENTURE                   MID CAP VALUE             FLOATING RATE
                                                       SUB-ACCOUNT                     SUB-ACCOUNT               SUB-ACCOUNT
                                   ---------------------------------- ------------------------------- -------------------------
                                             2011             2010          2011              2010         2011      2010 (b)
                                   ----------------- ---------------- ------------- ----------------- ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 1,295,159     $  1,365,420     $ (169,610)       $ (126,816)   $   3,598     $ (4,234)
  Net realized gains (losses)             198,992           82,717        107,293          (138,995)       5,498        1,724
  Change in unrealized gains
     (losses) on investments             (699,433)       1,548,996       (803,065)        3,039,306      (14,129)      24,002
                                   ----------------- ---------------- ------------- ----------------- ------------ ------------
     Net increase (decrease)
       in net assets resulting
       from operations                    794,718        2,997,133       (865,382)        2,773,495       (5,033)      21,492
                                   ----------------- ---------------- ------------- ----------------- ------------ ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               1,032,717        1,180,059      2,762,205         2,790,863      711,868      536,779
  Net transfers (including fixed
     account)                            (464,140)        (155,548)         6,364           (13,745)   1,746,768      406,927
  Contract charges                       (167,783)        (150,888)      (107,872)          (73,385)     (12,911)        (398)
  Transfers for contract benefits
     and terminations                  (2,115,515)      (1,851,911)    (1,083,113)         (673,970)    (112,424)      (4,980)
                                   ----------------- ---------------- ------------- ----------------- ------------ ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (1,714,721)        (978,288)     1,577,584         2,029,763    2,333,301      938,328
                                   ----------------- ---------------- ------------- ----------------- ------------ ------------
     Net increase (decrease)
       in net assets                     (920,003)       2,018,845        712,202         4,803,258    2,328,268      959,820
NET ASSETS:
  Beginning of year                    29,798,917       27,780,072     15,151,640        10,348,382      959,820           --
                                   ----------------- ---------------- ------------- ----------------- ------------ ------------
  End of year                        $ 28,878,914     $ 29,798,917    $15,863,842      $ 15,151,640   $3,288,088    $ 959,820
                                   ================= ================ ============= ================= ============ ============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

        MIST
MET/FRANKLIN
LOW DURATION                                        MIST MET/FRANKLIN TEMPLETON
TOTAL RETURN    MIST MET/FRANKLIN MUTUAL SHARES               FOUNDING STRATEGY       MIST MET/TEMPLETON GROWTH
 SUB-ACCOUNT                        SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
--------------- ---------------------------------- ------------------------------- -------------------------------
     2011 (a)           2011               2010            2011            2010           2011             2010
--------------- --------------- ------------------ --------------- --------------- -------------- ----------------
   $ (27,429)      $ 159,159         $ (124,706)       $ 52,667      $ (461,397)     $ (17,073)       $ (12,599)
      (3,153)        756,542            150,871         783,056         340,644         10,811              937
     (40,459)     (1,214,717)           877,187      (2,414,141)      2,876,073       (410,078)          91,147
--------------- --------------- ------------------ --------------- --------------- -------------- ----------------
     (71,041)       (299,016)           903,352      (1,578,418)      2,755,320       (416,340)          79,485
--------------- --------------- ------------------ --------------- --------------- -------------- ----------------
     762,613       1,977,027          3,348,053       5,438,457       7,138,033        316,059          174,062
   5,982,925       1,327,978          1,515,103         321,781       2,120,679      1,707,176        1,219,031
      (6,444)        (90,957)           (51,875)       (280,616)       (191,068)       (12,386)          (5,140)
     (75,372)       (385,757)          (255,866)     (1,794,386)       (758,740)      (164,180)         (22,316)
--------------- --------------- ------------------ --------------- --------------- -------------- ----------------
   6,663,722       2,828,291          4,555,415       3,685,236       8,308,904      1,846,669        1,365,637
--------------- --------------- ------------------ --------------- --------------- -------------- ----------------
   6,592,681       2,529,275          5,458,767       2,106,818      11,064,224      1,430,329        1,445,122
          --      11,250,805          5,792,038      35,877,430      24,813,206      1,569,826          124,704
--------------- --------------- ------------------ --------------- --------------- -------------- ----------------
 $ 6,592,681    $ 13,780,080       $ 11,250,805    $ 37,984,248    $ 35,877,430    $ 3,000,155      $ 1,569,826
=============== =============== ================== =============== =============== ============== ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                               MIST MET/TEMPLETON                                        MIST METLIFE
                                               INTERNATIONAL BOND    MIST METLIFE AGGRESSIVE STRATEGY   BALANCED PLUS
                                                      SUB-ACCOUNT                         SUB-ACCOUNT     SUB-ACCOUNT
                                   --------------------------------- --------------------------------- ----------------
                                            2011             2010           2011               2010          2011 (a)
                                   ------------------ -------------- ----------------- --------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   235,159      $   (10,566)   $  (484,964)        $ (308,057)      $ (420,077)
  Net realized gains (losses)            (92,687)          (9,812)      (601,605)          (857,995)              --
  Change in unrealized gains
     (losses) on investments            (373,603)         124,689     (5,539,521)        10,668,561         (514,898)
                                   ------------------ -------------- ----------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (231,131)         104,311     (6,626,090)         9,502,509         (934,975)
                                   ------------------ -------------- ----------------- --------------- ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,212,388        1,286,176      9,098,503          7,486,276      112,770,088
  Net transfers (including fixed
     account)                            555,901        1,778,372      4,769,441          1,474,190       26,104,154
  Contract charges                       (40,899)          (6,680)      (532,525)          (417,948)              --
  Transfers for contract benefits
     and terminations                    (96,266)         (20,953)    (2,704,438)        (1,739,701)        (577,779)
                                   ------------------ -------------- ----------------- --------------- ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      1,631,124        3,036,915     10,630,981          6,802,817      138,296,463
                                   ------------------ -------------- ----------------- --------------- ----------------
     Net increase (decrease)
       in net assets                   1,399,993        3,141,226      4,004,891         16,305,326      137,361,488
NET ASSETS:
  Beginning of year                    3,474,197          332,971     76,527,731         60,222,405               --
                                   ------------------ -------------- ----------------- --------------- ----------------
  End of year                        $ 4,874,190      $ 3,474,197    $80,532,622       $ 76,527,731    $ 137,361,488
                                   ================== ============== ================= =============== ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

MIST METLIFE BALANCED STRATEGY  MIST METLIFE DEFENSIVE STRATEGY    MIST METLIFE GROWTH STRATEGY  MIST METLIFE MODERATE STRATEGY
                   SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- -------------------------------- ------------------------------- -------------------------------
         2011             2010           2011              2010           2011             2010           2011             2010
---------------- -------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
    $ (60,247)     $ 1,516,393      $ 975,691       $ 2,104,525     $ (500,610)       $ 139,470      $ 493,041      $ 1,664,637
       11,537         (778,708)     2,127,950           782,291     (2,308,681)      (5,317,978)     1,194,523         (201,692)
  (18,378,295)      45,356,797     (2,785,149)        9,775,933    (18,108,590)      51,929,614     (6,913,340)      20,618,631
---------------- -------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
  (18,427,005)      46,094,482        318,492        12,662,749    (20,917,881)      46,751,106     (5,225,776)      22,081,576
---------------- -------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
   53,745,333       80,472,902     11,594,897        20,424,952     10,500,818       11,970,766     29,260,662       42,544,348
   18,518,035       33,691,213     22,238,691         9,135,855    (12,257,630)      (6,454,361)     8,910,127       26,116,281
   (3,451,033)      (2,257,190)    (1,092,404)         (784,963)    (2,489,898)      (2,354,799)    (1,807,261)      (1,189,391)
  (22,236,048)     (18,628,949)    (8,709,582)       (5,816,695)   (14,218,953)     (16,274,312)   (10,616,860)      (8,136,264)
---------------- -------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
   46,576,287       93,277,976     24,031,602        22,959,149    (18,465,663)     (13,112,706)    25,746,668       59,334,974
---------------- -------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
   28,149,282      139,372,458     24,350,094        35,621,898    (39,383,544)      33,638,400     20,520,892       81,416,550
  470,355,135      330,982,677    159,691,427       124,069,529    391,701,933      358,063,533    255,437,949      174,021,399
---------------- -------------- ---------------- --------------- ---------------- -------------- ---------------- --------------
$ 498,504,417    $ 470,355,135  $ 184,041,521     $ 159,691,427  $ 352,318,389    $ 391,701,933  $ 275,958,841    $ 255,437,949
================ ============== ================ =============== ================ ============== ================ ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                MIST MFS EMERGING                                          MIST MORGAN STANLEY
                                                   MARKETS EQUITY    MIST MFS RESEARCH INTERNATIONAL            MID CAP GROWTH
                                                      SUB-ACCOUNT                        SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------- --------------- ------------------------------- ---------------------------
                                             2011            2010           2011              2010         2011           2010
                                   ----------------- --------------- ------------- ----------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)          $ (86,009)     $ (182,018)    $   81,888          $ 15,190    $ (45,780)     $ (54,753)
  Net realized gains (losses)             147,508         (11,629)      (415,309)       (1,001,610)     254,843         46,074
  Change in unrealized gains
     (losses) on investments           (8,183,419)      6,322,596     (3,950,344)        4,233,321     (678,674)       984,901
                                   ----------------- --------------- ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (8,121,920)      6,128,949     (4,283,765)        3,246,901     (469,611)       976,222
                                   ----------------- --------------- ------------- ----------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               5,272,920       5,967,903      2,106,202         2,147,742    1,397,995        754,092
  Net transfers (including fixed
     account)                           2,582,956       2,940,442       (206,355)         (951,459)      92,157       (338,061)
  Contract charges                       (233,889)       (162,943)      (211,271)         (195,071)     (22,363)       (15,340)
  Transfers for contract benefits
     and terminations                  (2,136,809)     (1,726,869)    (2,104,254)       (1,552,337)    (319,357)      (266,719)
                                   ----------------- --------------- ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       5,485,178       7,018,533       (415,678)         (551,125)   1,148,432        133,972
                                   ----------------- --------------- ------------- ----------------- ------------ --------------
     Net increase (decrease)
       in net assets                   (2,636,742)     13,147,482     (4,699,443)        2,695,776      678,821      1,110,194
NET ASSETS:
  Beginning of year                    37,055,385      23,907,903     36,236,011        33,540,235    4,387,565      3,277,371
                                   ----------------- --------------- ------------- ----------------- ------------ --------------
  End of year                        $ 34,418,643     $37,055,385    $31,536,568      $ 36,236,011   $5,066,386    $ 4,387,565
                                   ================= =============== ============= ================= ============ ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

            MIST OPPENHEIMER                       MIST PIMCO
        CAPITAL APPRECIATION         INFLATION PROTECTED BOND           MIST PIMCO TOTAL RETURN               MIST PIONEER FUND
                 SUB-ACCOUNT                      SUB-ACCOUNT                       SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- -------------------------------- --------------------------------- -------------------------------
        2011            2010             2011            2010             2011             2010           2011             2010
--------------- --------------- ---------------- --------------- ---------------- ---------------- -------------- ----------------
  $ (234,261)     $ (178,335)       $ (15,257)      $ 462,712      $ 1,909,337      $ 2,431,264      $ (19,772)       $ (29,742)
    (460,956)       (723,495)       5,189,365       2,122,940        6,063,629        1,217,564        105,149           45,830
     262,149       2,097,403        3,334,276       1,456,527       (5,327,933)       4,326,093       (580,409)         803,633
--------------- --------------- ---------------- --------------- ---------------- ---------------- -------------- ----------------
    (433,068)      1,195,573        8,508,384       4,042,179        2,645,033        7,974,921       (495,032)         819,721
--------------- --------------- ---------------- --------------- ---------------- ---------------- -------------- ----------------
     197,482         180,684       12,249,655      14,367,776       28,267,566       37,719,299      2,211,688        2,158,567
    (361,241)       (334,172)       4,829,346       3,948,707        4,478,787       18,017,451        836,815          738,197
     (79,246)        (78,951)        (632,781)       (427,683)      (1,231,536)        (792,329)       (38,808)         (17,848)
  (1,179,576)       (856,335)      (6,439,686)     (4,062,496)     (11,883,915)      (7,443,288)      (495,485)        (137,339)
--------------- --------------- ---------------- --------------- ---------------- ---------------- -------------- ----------------
  (1,422,581)     (1,088,774)      10,006,534      13,826,304       19,630,902       47,501,133      2,514,210        2,741,577
--------------- --------------- ---------------- --------------- ---------------- ---------------- -------------- ----------------
  (1,855,649)        106,799       18,514,918      17,868,483       22,275,935       55,476,054      2,019,178        3,561,298
  16,437,524      16,330,725       81,928,010      64,059,527      167,621,978      112,145,924      6,802,879        3,241,581
--------------- --------------- ---------------- --------------- ---------------- ---------------- -------------- ----------------
$ 14,581,875    $ 16,437,524    $ 100,442,928    $ 81,928,010    $ 189,897,913    $ 167,621,978    $ 8,822,057      $ 6,802,879
=============== =============== ================ =============== ================ ================ ============== ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                     MIST PYRAMIS
                                                                       GOVERNMENT
                                    MIST PIONEER STRATEGIC INCOME          INCOME    MIST RAINIER LARGE CAP EQUITY
                                                      SUB-ACCOUNT     SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------- --------------- --------------------------------
                                             2011            2010         2011 (a)        2011                2010
                                   ----------------- --------------- --------------- ------------ -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 1,052,359    $    614,985    $     (8,451)   $  (40,973)          $ (45,130)
  Net realized gains (losses)             319,616          85,306         230,395        29,665             (35,823)
  Change in unrealized gains
     (losses) on investments             (751,372)      1,270,909         297,104      (174,243)            553,748
                                   ----------------- --------------- --------------- ------------ -------------------
     Net increase (decrease)
       in net assets resulting
       from operations                    620,603       1,971,200         519,048      (185,551)            472,795
                                   ----------------- --------------- --------------- ------------ -------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              10,302,019       7,579,587      23,225,706       466,635             719,449
  Net transfers (including fixed
     account)                            (915,367)      5,660,110       3,143,446         2,070          (1,558,528)
  Contract charges                       (154,698)        (68,845)             --       (20,641)            (18,811)
  Transfers for contract benefits
     and terminations                  (1,666,350)     (1,094,982)       (138,573)     (125,813)            (38,381)
                                   ----------------- --------------- --------------- ------------ -------------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       7,565,604      12,075,870      26,230,579       322,251            (896,271)
                                   ----------------- --------------- --------------- ------------ -------------------
     Net increase (decrease)
       in net assets                    8,186,207      14,047,070      26,749,627       136,700            (423,476)
NET ASSETS:
  Beginning of year                    29,389,676      15,342,606              --     3,053,345           3,476,821
                                   ----------------- --------------- --------------- ------------ -------------------
  End of year                        $ 37,575,883    $ 29,389,676    $ 26,749,627    $3,190,045         $ 3,053,345
                                   ================= =============== =============== ============ ===================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                   MIST SSGA                                              MIST T. ROWE PRICE
         MIST RCM TECHNOLOGY           GROWTH AND INCOME ETF            MIST SSGA GROWTH ETF                 LARGE CAP VALUE
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- -------------------------------
        2011            2010            2011            2010            2011            2010            2011            2010
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
  $ (186,611)     $ (141,324)      $ 141,154      $ (175,374)       $ (7,154)       $ (2,209)     $ (415,242)     $ (241,678)
     243,417          20,895       1,662,365          29,722         406,394         460,115        (432,416)       (829,885)
  (1,428,112)      2,248,451      (2,778,866)      5,025,814      (1,658,497)      1,664,857      (1,324,216)      6,670,679
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
  (1,371,306)      2,128,022        (975,347)      4,880,162      (1,259,257)      2,122,763      (2,171,874)      5,599,116
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
   1,558,178       1,415,652      16,902,496      23,114,630       3,787,435       6,067,832       2,744,337       3,189,782
     356,601         496,085      10,510,267      11,672,847       5,001,307        (262,327)       (122,809)        464,177
     (65,915)        (45,834)       (559,265)       (191,596)       (211,070)       (146,845)       (237,572)       (205,604)
    (409,880)       (478,070)     (1,605,892)       (808,220)       (761,212)       (140,983)     (2,822,636)     (2,146,001)
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
   1,438,984       1,387,833      25,247,606      33,787,661       7,816,460       5,517,677        (438,680)      1,302,354
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
      67,678       3,515,855      24,272,259      38,667,823       6,557,203       7,640,440      (2,610,554)      6,901,470
  10,403,372       6,887,517      59,373,184      20,705,361      23,162,033      15,521,593      42,995,646      36,094,176
--------------- --------------- --------------- --------------- --------------- --------------- --------------- ---------------
$ 10,471,050    $ 10,403,372    $ 83,645,443    $ 59,373,184    $ 29,719,236    $ 23,162,033    $ 40,385,092    $ 42,995,646
=============== =============== =============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                               MIST T. ROWE PRICE               MIST THIRD AVENUE
                                                   MID CAP GROWTH                 SMALL CAP VALUE    MIST TURNER MID CAP GROWTH
                                                      SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   --------------------------------- ------------------------------- -----------------------------
                                             2011            2010          2011              2010         2011             2010
                                   ----------------- --------------- ------------- ----------------- ------------ ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ (540,429)    $  (414,673)   $  (184,846)       $ (133,291)   $(149,205)      $ (121,908)
  Net realized gains (losses)           1,547,362         197,886       (224,428)         (217,598)     192,825            3,045
  Change in unrealized gains
     (losses) on investments           (2,574,559)      6,384,930     (3,343,709)        5,216,525     (850,736)       1,902,753
                                   ----------------- --------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (1,567,626)      6,168,143     (3,752,983)        4,865,636     (807,116)       1,783,890
                                   ----------------- --------------- ------------- ----------------- ------------ ----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               3,966,105       4,301,275      1,708,254         1,897,092      638,480          676,645
  Net transfers (including fixed
     account)                            (535,170)       (367,628)      (517,321)          (45,633)      99,110         (249,138)
  Contract charges                       (198,918)       (142,267)      (178,917)         (159,137)     (55,269)         (43,840)
  Transfers for contract benefits
     and terminations                  (1,311,314)       (955,122)    (1,214,434)       (1,120,131)    (417,357)        (276,961)
                                   ----------------- --------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       1,920,703       2,836,258       (202,418)          572,191      264,964          106,706
                                   ----------------- --------------- ------------- ----------------- ------------ ----------------
     Net increase (decrease)
       in net assets                      353,077       9,004,401     (3,955,401)        5,437,827     (542,152)       1,890,596
NET ASSETS:
  Beginning of year                    30,856,539      21,852,138     31,768,099        26,330,272    8,924,708        7,034,112
                                   ----------------- --------------- ------------- ----------------- ------------ ----------------
  End of year                        $ 31,209,616    $ 30,856,539    $27,812,698      $ 31,768,099   $8,382,556      $ 8,924,708
                                   ================= =============== ============= ================= ============ ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                         MSF BARCLAYS CAPITAL
    MIST VAN KAMPEN COMSTOCK    MSF ARTIO INTERNATIONAL STOCK            AGGREGATE BOND INDEX       MSF BLACKROCK BOND INCOME
                 SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- -------------------------------- ------------------------------- -------------------------------
        2011            2010         2011                2010           2011             2010           2011             2010
--------------- --------------- ------------ ------------------- -------------- ---------------- -------------- ----------------
   $ (90,446)      $ (21,129)       $ 265              $ (440)      $ 87,867         $ 46,217      $ 195,863        $ 163,088
      13,551        (213,403)      (9,885)            (10,415)        34,643           15,710         45,799           20,210
    (510,125)      2,338,848      (62,667)             28,754        251,129           34,450        162,011          288,592
--------------- --------------- ------------ ------------------- -------------- ---------------- -------------- ----------------
    (587,020)      2,104,316      (72,287)             17,899        373,639           96,377        403,673          471,890
--------------- --------------- ------------ ------------------- -------------- ---------------- -------------- ----------------
   1,628,298       1,511,651        1,796                 120      1,978,473        2,196,461        521,531          911,130
     602,567        (464,929)      22,165              17,675      1,398,821        1,104,538        286,326          737,417
    (102,053)        (87,381)      (1,064)             (1,072)       (53,198)         (26,003)       (55,058)         (42,001)
  (1,022,693)       (902,794)     (23,622)            (18,885)      (162,765)         (79,646)      (840,343)        (757,215)
--------------- --------------- ------------ ------------------- -------------- ---------------- -------------- ----------------
   1,106,119          56,547         (725)             (2,162)     3,161,331        3,195,350        (87,544)         849,331
--------------- --------------- ------------ ------------------- -------------- ---------------- -------------- ----------------
     519,099       2,160,863      (73,012)             15,737      3,534,970        3,291,727        316,129        1,321,221
  18,284,403      16,123,540      336,137             320,400      5,642,134        2,350,407      8,385,972        7,064,751
--------------- --------------- ------------ ------------------- -------------- ---------------- -------------- ----------------
$ 18,803,502    $ 18,284,403    $ 263,125           $ 336,137    $ 9,177,104      $ 5,642,134    $ 8,702,101      $ 8,385,972
=============== =============== ============ =================== ============== ================ ============== ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                          MSF BLACKROCK LEGACY
                                              LARGE CAP GROWTH        MSF BLACKROCK MONEY MARKET       MSF DAVIS VENTURE VALUE
                                                   SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------ --------------------------------- -----------------------------
                                           2011           2010           2011               2010          2011            2010
                                   --------------- -------------- -------------- ------------------ ------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (15,072)   $   (13,495)   $(1,373,501)      $ (1,257,730)   $  (416,201)     $ (443,245)
  Net realized gains (losses)            77,465         55,348             --                 --        273,128          (6,679)
  Change in unrealized gains
     (losses) on investments           (164,195)       126,940             --                 85     (3,847,667)      6,374,708
                                   --------------- -------------- -------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (101,802)       168,793     (1,373,501)        (1,257,645)    (3,990,740)      5,924,784
                                   --------------- -------------- -------------- ------------------ ------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               138,639        121,371     16,570,260         23,709,257      5,403,847       5,314,613
  Net transfers (including fixed
     account)                            45,264         33,119      6,637,844         (1,029,996)       171,800       1,181,181
  Contract charges                       (4,811)        (3,880)      (579,032)          (544,085)      (394,288)       (331,052)
  Transfers for contract benefits
     and terminations                  (175,200)       (22,013)   (12,217,081)        (9,633,917)    (3,719,357)     (2,802,020)
                                   --------------- -------------- -------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions         3,892        128,597     10,411,991         12,501,259      1,462,002       3,362,722
                                   --------------- -------------- -------------- ------------------ ------------- ---------------
     Net increase (decrease)
       in net assets                    (97,910)       297,390      9,038,490         11,243,614     (2,528,738)      9,287,506
NET ASSETS:
  Beginning of year                   1,035,852        738,462     80,300,253         69,056,639     64,517,290      55,229,784
                                   --------------- -------------- -------------- ------------------ ------------- ---------------
  End of year                         $ 937,942    $ 1,035,852    $89,338,743       $ 80,300,253    $61,988,552    $ 64,517,290
                                   =============== ============== ============== ================== ============= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                                                       MSF LOOMIS SAYLES
    MSF FI VALUE LEADERS             MSF JENNISON GROWTH    MSF LOOMIS SAYLES SMALL CAP CORE            SMALL CAP GROWTH
             SUB-ACCOUNT                     SUB-ACCOUNT                         SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- ------------------------------- ----------------------------------- ---------------------------
     2011           2010            2011            2010         2011                   2010         2011           2010
------------ -------------- --------------- --------------- ------------ ---------------------- ------------ --------------
 $ (2,984)      $ (1,261)     $ (455,174)     $ (315,830)   $ (10,792)              $ (4,551)    $ (5,302)      $ (4,122)
   10,305         (5,118)        517,351          83,381       14,591                  3,774        9,837         (1,711)
  (35,478)        60,098        (407,422)      2,716,144      (20,414)                69,027      (10,505)        97,479
------------ -------------- --------------- --------------- ------------ ---------------------- ------------ --------------
  (28,157)        53,719        (345,245)      2,483,695      (16,615)                68,250       (5,970)        91,646
------------ -------------- --------------- --------------- ------------ ---------------------- ------------ --------------
   48,507         42,759       1,781,066       1,996,666      347,404                201,179       55,842         31,863
  (86,718)        24,421         605,501         537,628      (71,868)                56,370        3,804         (2,521)
   (2,237)        (2,289)       (172,596)       (139,565)      (3,934)                (1,490)      (2,261)        (1,623)
  (35,453)       (57,128)     (1,446,795)     (1,091,892)      (5,804)               (11,348)     (33,218)        (8,479)
------------ -------------- --------------- --------------- ------------ ---------------------- ------------ --------------
  (75,901)         7,763         767,176       1,302,837      265,798                244,711       24,167         19,240
------------ -------------- --------------- --------------- ------------ ---------------------- ------------ --------------
 (104,058)        61,482         421,931       3,786,532      249,183                312,961       18,197        110,886
  495,188        433,706      27,730,426      23,943,894      406,150                 93,189      398,183        287,297
------------ -------------- --------------- --------------- ------------ ---------------------- ------------ --------------
$ 391,130      $ 495,188    $ 28,152,357    $ 27,730,426    $ 655,333              $ 406,150    $ 416,380      $ 398,183
============ ============== =============== =============== ============ ====================== ============ ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                             MSF MET/DIMENSIONAL                 MSF METLIFE
                                    MSF MET/ARTISAN MID CAP VALUE    INTERNATIONAL SMALL COMPANY     CONSERVATIVE ALLOCATION
                                                      SUB-ACCOUNT                    SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------------- ------------------------------ ---------------------------
                                             2011            2010         2011              2010         2011           2010
                                   ----------------- --------------- ------------ ----------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (126,979)   $   (140,986)   $    6,988      $     (5,424)  $   16,842       $ 51,551
  Net realized gains (losses)            (306,527)       (639,804)      127,387           103,542       31,001         61,073
  Change in unrealized gains
     (losses) on investments            1,104,283       2,423,175      (683,544)          190,969      (13,315)        76,833
                                   ----------------- --------------- ------------ ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                    670,777       1,642,385      (549,169)          289,087       34,528        189,457
                                   ----------------- --------------- ------------ ----------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                 490,971         821,446       868,144           484,315           --         31,189
  Net transfers (including fixed
     account)                            (305,729)       (498,455)      518,402           447,455      220,157        293,398
  Contract charges                        (81,237)        (71,885)      (17,707)           (7,117)     (13,378)       (14,976)
  Transfers for contract benefits
     and terminations                    (663,533)       (718,049)      (53,815)          (17,541)    (218,973)      (233,498)
                                   ----------------- --------------- ------------ ----------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        (559,528)       (466,943)    1,315,024           907,112      (12,194)        76,113
                                   ----------------- --------------- ------------ ----------------- ------------ --------------
     Net increase (decrease)
       in net assets                      111,249       1,175,442       765,855         1,196,199       22,334        265,570
NET ASSETS:
  Beginning of year                    14,057,129      12,881,687     2,176,484           980,285    2,278,507      2,012,937
                                   ----------------- --------------- ------------ ----------------- ------------ --------------
  End of year                        $ 14,168,378    $ 14,057,129    $2,942,339     $   2,176,484   $2,300,841    $ 2,278,507
                                   ================= =============== ============ ================= ============ ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

 MSF METLIFE CONSERVATIVE TO                                                                           MSF METLIFE MODERATE TO
         MODERATE ALLOCATION    MSF METLIFE MID CAP STOCK INDEX  MSF METLIFE MODERATE ALLOCATION         AGGRESSIVE ALLOCATION
                 SUB-ACCOUNT                        SUB-ACCOUNT                      SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------- -------------------------------- -------------------------------- -----------------------------
       2011             2010           2011                2010          2011               2010         2011             2010
-------------- ---------------- -------------- ----------------- --------------- ---------------- -------------- --------------
    $ 8,591         $ 36,236      $ (35,915)          $ (17,237)    $ (51,760)         $ 125,816    $ (18,514)        $ 35,424
     50,256            7,835        196,520              28,216       171,516             44,379      312,173          (14,937)
    (69,510)         154,747       (314,938)            426,574      (680,862)         1,632,652     (605,952)         946,551
-------------- ---------------- -------------- ----------------- --------------- ---------------- -------------- --------------
    (10,663)         198,818       (154,333)            437,553      (561,106)         1,802,847     (312,293)         967,038
-------------- ---------------- -------------- ----------------- --------------- ---------------- -------------- --------------
         --            8,100      1,362,161           1,286,497       660,854            137,951      264,103            1,575
     71,424           50,714         88,117             480,718     1,012,064          1,259,908   (1,333,502)         901,741
    (13,415)         (12,516)       (26,116)             (8,073)     (121,030)          (104,557)     (54,028)         (56,903)
   (562,905)        (191,070)       (73,087)            (75,083)   (1,189,592)          (912,044)  (1,050,463)        (676,242)
-------------- ---------------- -------------- ----------------- --------------- ---------------- -------------- --------------
   (504,896)        (144,772)     1,351,075           1,684,059       362,296            381,258   (2,173,890)         170,171
-------------- ---------------- -------------- ----------------- --------------- ---------------- -------------- --------------
   (515,559)          54,046      1,196,742           2,121,612      (198,810)         2,184,105   (2,486,183)       1,137,209
  2,243,545        2,189,499      2,894,856             773,244    17,503,699         15,319,594    9,136,189        7,998,980
-------------- ---------------- -------------- ----------------- --------------- ---------------- -------------- --------------
$ 1,727,986      $ 2,243,545    $ 4,091,598         $ 2,894,856  $ 17,304,889       $ 17,503,699  $ 6,650,006      $ 9,136,189
============== ================ ============== ================= =============== ================ ============== ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                          MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN               MSF MFS VALUE
                                                      SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------------- ----------------------------- ---------------------------
                                             2011            2010         2011             2010         2011           2010
                                   ----------------- --------------- ------------ ---------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $    (92,443)   $    (60,182)   $   97,312        $ 109,294   $     (158)      $ (8,197)
  Net realized gains (losses)             228,446        (179,977)      (83,548)        (146,207)       7,407        (39,951)
  Change in unrealized gains
     (losses) on investments             (326,076)      3,658,419        45,202          735,461      (57,492)       431,421
                                   ----------------- --------------- ------------ ---------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                   (190,073)      3,418,260        58,966          698,548      (50,243)       383,273
                                   ----------------- --------------- ------------ ---------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners               3,928,988       2,066,484       533,566          576,343      473,740        558,756
  Net transfers (including fixed
     account)                             319,054       1,925,111        84,539          397,546       80,812        584,324
  Contract charges                       (191,719)       (145,816)      (47,206)         (44,890)     (26,916)       (20,614)
  Transfers for contract benefits
     and terminations                  (1,374,097)     (1,172,201)     (766,794)        (899,657)    (273,623)      (390,107)
                                   ----------------- --------------- ------------ ---------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       2,682,226       2,673,578      (195,895)          29,342      254,013        732,359
                                   ----------------- --------------- ------------ ---------------- ------------ --------------
     Net increase (decrease)
       in net assets                    2,492,153       6,091,838      (136,929)         727,890      203,770      1,115,632
NET ASSETS:
  Beginning of year                    30,730,803      24,638,965     9,127,851        8,399,961    4,294,747      3,179,115
                                   ----------------- --------------- ------------ ---------------- ------------ --------------
  End of year                        $ 33,222,956    $ 30,730,803    $8,990,922      $ 9,127,851   $4,498,517    $ 4,294,747
                                   ================= =============== ============ ================ ============ ==============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                                                                     MSF NEUBERGER BERMAN
MSF MORGAN STANLEY EAFE INDEX    MSF NEUBERGER BERMAN GENESIS               MID CAP VALUE    MSF OPPENHEIMER GLOBAL EQUITY
                  SUB-ACCOUNT                     SUB-ACCOUNT                 SUB-ACCOUNT                      SUB-ACCOUNT
-------------------------------- ------------------------------- --------------------------- --------------------------------
       2011              2010        2011                2010         2011           2010         2011                2010
-------------- ----------------- ----------- ------------------- ------------ -------------- ------------ -------------------
   $ 17,748           $ 6,836      $ (349)             $ (169)    $ (1,342)        $ (915)     $ 4,653              $ (364)
     (4,654)           (2,712)     (3,220)             (2,387)       5,777          2,397        7,290               2,950
   (556,659)          227,448       4,479               5,266      (15,137)        18,345     (104,237)            103,185
-------------- ----------------- ----------- ------------------- ------------ -------------- ------------ -------------------
   (543,565)          231,572         910               2,710      (10,702)        19,827      (92,294)            105,771
-------------- ----------------- ----------- ------------------- ------------ -------------- ------------ -------------------
  1,163,832         1,670,285      12,882                 600       45,466         84,393      155,131             132,113
    285,359           421,051        (675)                143        7,937          7,450       39,592              14,030
    (25,537)           (7,247)        (75)                (87)        (682)          (198)      (3,498)             (1,778)
    (86,743)         (101,649)       (160)             (3,856)     (55,347)        (1,184)     (43,712)            (54,531)
-------------- ----------------- ----------- ------------------- ------------ -------------- ------------ -------------------
  1,336,911         1,982,440      11,972              (3,200)      (2,626)        90,461      147,513              89,834
-------------- ----------------- ----------- ------------------- ------------ -------------- ------------ -------------------
    793,346         2,214,012      12,882                (490)     (13,328)       110,288       55,219             195,605
  2,915,694           701,682      15,746              16,236      114,193          3,905      806,017             610,412
-------------- ----------------- ----------- ------------------- ------------ -------------- ------------ -------------------
$ 3,709,040       $ 2,915,694    $ 28,628            $ 15,746    $ 100,865      $ 114,193    $ 861,236           $ 806,017
============== ================= =========== =================== ============ ============== ============ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                         MSF T. ROWE PRICE           MSF T. ROWE PRICE
                                         MSF RUSSELL 2000 INDEX           LARGE CAP GROWTH            SMALL CAP GROWTH
                                                    SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                   ------------------------------- -------------------------- ---------------------------
                                            2011           2010       2011            2010        2011            2010
                                   ---------------- -------------- ---------- --------------- ----------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $    (37,997)   $   (17,313)   $(12,357)      $ (10,919)  $  (9,962)      $ (10,533)
  Net realized gains (losses)             70,098         33,458       6,729          (4,731)     65,228          32,569
  Change in unrealized gains
     (losses) on investments            (355,623)       478,378     (18,100)        130,609     (45,704)        153,457
                                   ---------------- -------------- ---------- --------------- ----------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                  (323,522)       494,523     (23,728)        114,959       9,562         175,493
                                   ---------------- -------------- ---------- --------------- ----------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,467,618      1,193,536      17,512          10,650          90              --
  Net transfers (including fixed
     account)                            993,247        830,188     (24,457)        (12,688)    (45,448)        (49,991)
  Contract charges                       (29,505)        (6,307)     (3,813)         (3,830)     (4,163)         (4,211)
  Transfers for contract benefits
     and terminations                   (107,834)       (65,170)    (43,712)        (47,582)   (101,666)        (62,036)
                                   ---------------- -------------- ---------- --------------- ----------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      2,323,526      1,952,247     (54,470)        (53,450)   (151,187)       (116,238)
                                   ---------------- -------------- ---------- --------------- ----------- ---------------
     Net increase (decrease)
       in net assets                   2,000,004      2,446,770     (78,198)         61,509    (141,625)         59,255
NET ASSETS:
  Beginning of year                    3,110,028        663,258     872,206         810,697     663,369         604,114
                                   ---------------- -------------- ---------- --------------- ----------- ---------------
  End of year                        $ 5,110,032    $ 3,110,028    $794,008       $ 872,206   $ 521,744       $ 663,369
                                   ================ ============== ========== =============== =========== ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

                 MSF VAN ECK    MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT             OPPENHEIMER VA MAIN
    GLOBAL NATURAL RESOURCES    STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT         STREET SMALL- & MID-CAP
                 SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- ------------------------------- ------------------------------- -------------------------------
       2011             2010        2011                2010            2011            2010           2011             2010
-------------- ---------------- ----------- ------------------- --------------- --------------- -------------- ----------------
  $ (18,109)       $ (41,367)    $ 1,032             $ 1,329       $ (83,511)       $ 87,777      $ (29,752)       $ (20,546)
    924,198          190,868          33                  41       1,037,913         229,675         52,916           13,706
 (2,111,701)         979,869         241               1,648          82,730         345,496       (149,115)         468,938
-------------- ---------------- ----------- ------------------- --------------- --------------- -------------- ----------------
 (1,205,612)       1,129,370       1,306               3,018       1,037,132         662,948       (125,951)         462,098
-------------- ---------------- ----------- ------------------- --------------- --------------- -------------- ----------------
  2,600,976        2,067,799          --                  --       4,557,079       6,878,177        567,042          784,505
 (1,256,247)       2,303,042        (150)               (698)     (1,623,669)      3,141,677         68,985          197,069
    (47,570)         (17,187)       (102)               (100)       (190,841)       (113,985)       (14,019)          (7,079)
   (167,878)         (18,857)        (10)                (16)     (1,792,314)     (1,157,789)      (160,696)         (49,350)
-------------- ---------------- ----------- ------------------- --------------- --------------- -------------- ----------------
  1,129,281        4,334,797        (262)               (814)        950,255       8,748,080        461,312          925,145
-------------- ---------------- ----------- ------------------- --------------- --------------- -------------- ----------------
    (76,331)       5,464,167       1,044               2,204       1,987,387       9,411,028        335,361        1,387,243
  6,673,176        1,209,009      29,966              27,762      27,095,896      17,684,868      2,900,152        1,512,909
-------------- ---------------- ----------- ------------------- --------------- --------------- -------------- ----------------
$ 6,596,845      $ 6,673,176    $ 31,010            $ 29,966    $ 29,083,283    $ 27,095,896    $ 3,235,513      $ 2,900,152
============== ================ =========== =================== =============== =============== ============== ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                       PIMCO VIT HIGH YIELD    PIMCO VIT LOW DURATION    PIONEER VCT EMERGING MARKETS
                                                SUB-ACCOUNT               SUB-ACCOUNT                     SUB-ACCOUNT
                                   --------------------------- ------------------------- -------------------------------
                                          2011         2010       2011           2010       2011                 2010
                                   -------------- ------------ ---------- -------------- ---------- --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $   8,160    $  11,879    $    509          $ 505   $   (542)              $ (647)
  Net realized gains (losses)              601       12,817         304          3,101      6,877                  678
  Change in unrealized gains
     (losses) on investments            (6,432)         (71)     (1,417)         4,936    (14,275)               5,838
                                   -------------- ------------ ---------- -------------- ---------- --------------------
     Net increase (decrease)
       in net assets resulting
       from operations                   2,329       24,625        (604)         8,542     (7,940)               5,869
                                   -------------- ------------ ---------- -------------- ---------- --------------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                  860        1,782       5,510            600         --                   --
  Net transfers (including fixed
     account)                           12,079      (40,424)      4,661          7,116    (19,530)                  53
  Contract charges                        (681)      (1,350)       (956)        (1,575)      (100)                (131)
  Transfers for contract benefits
     and terminations                   (2,760)      (7,001)     (3,943)       (36,201)    (7,099)              (1,718)
                                   -------------- ------------ ---------- -------------- ---------- --------------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions        9,498      (46,993)      5,272        (30,060)   (26,729)              (1,796)
                                   -------------- ------------ ---------- -------------- ---------- --------------------
     Net increase (decrease)
       in net assets                    11,827      (22,368)      4,668        (21,518)   (34,669)               4,073
NET ASSETS:
  Beginning of year                    138,750      161,118     181,997        203,515     48,533               44,460
                                   -------------- ------------ ---------- -------------- ---------- --------------------
  End of year                        $ 150,577    $ 138,750    $186,665      $ 181,997   $ 13,864             $ 48,533
                                   ============== ============ ========== ============== ========== ====================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

   PIONEER VCT MID CAP VALUE    PIONEER VCT REAL ESTATE SHARES    PUTNAM VT EQUITY INCOME    PUTNAM VT MULTI-CAP GROWTH
                 SUB-ACCOUNT                       SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
------------------------------- --------------------------------- -------------------------- -----------------------------
       2011             2010       2011                   2010        2011           2010         2011          2010 (c)
-------------- ---------------- ---------- ---------------------- ----------- -------------- ------------ ----------------
  $ (12,084)        $ (7,602)      $ 48                   $ 55       $ 159          $ 126     $ (1,623)          $ (587)
       (995)          (9,342)      (850)                  (890)         (3)        (1,900)       2,339              624
    (96,769)         211,027      1,385                  2,369          24          4,371      (11,261)          19,008
-------------- ---------------- ---------- ---------------------- ----------- -------------- ------------ ----------------
   (109,848)         194,083        583                  1,534         180          2,597      (10,545)          19,045
-------------- ---------------- ---------- ---------------------- ----------- -------------- ------------ ----------------
    212,968          176,622         --                     --          --             --       14,720               --
     56,893          100,535         --                     --          --             --       (3,291)         141,769
     (3,664)          (2,346)       (25)                   (24)         --             (3)          (2)              (2)
    (93,061)         (81,234)        (4)                   (11)         (5)       (20,540)      (9,603)             (41)
-------------- ---------------- ---------- ---------------------- ----------- -------------- ------------ ----------------
    173,136          193,577        (29)                   (35)         (5)       (20,543)       1,824          141,726
-------------- ---------------- ---------- ---------------------- ----------- -------------- ------------ ----------------
     63,288          387,660        554                  1,499         175        (17,946)      (8,721)         160,771
  1,442,414        1,054,754      7,267                  5,768      17,173         35,119      160,771               --
-------------- ---------------- ---------- ---------------------- ----------- -------------- ------------ ----------------
$ 1,505,702      $ 1,442,414    $ 7,821                $ 7,267    $ 17,348       $ 17,173    $ 152,050        $ 160,771
============== ================ ========== ====================== =========== ============== ============ ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010

                                                                                                  RUSSELL GLOBAL
                                   RUSSELL AGGRESSIVE EQUITY         RUSSELL CORE BOND    REAL ESTATE SECURITIES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ---------------------------- ------------------------- -------------------------
                                          2011          2010       2011           2010      2011            2010
                                   -------------- ------------- ---------- -------------- --------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $    (42)   $      (42)   $   722        $ 1,374    $   75            $ 70
  Net realized gains (losses)              (82)         (164)     1,568          1,916       (42)            154
  Change in unrealized gains
     (losses) on investments              (192)        1,445       (701)         1,380      (779)          1,671
                                   -------------- ------------- ---------- -------------- --------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                    (316)        1,239      1,589          4,670      (746)          1,895
                                   -------------- ------------- ---------- -------------- --------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   --            --         --             --        --              --
  Net transfers (including fixed
     account)                               --          (159)   (10,000)           626        --            (455)
  Contract charges                          --            (1)        --            (11)       --              (2)
  Transfers for contract benefits
     and terminations                   (1,131)       (2,199)   (11,541)       (17,971)   (1,251)         (2,782)
                                   -------------- ------------- ---------- -------------- --------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions       (1,131)       (2,359)   (21,541)       (17,356)   (1,251)         (3,239)
                                   -------------- ------------- ---------- -------------- --------- ---------------
     Net increase (decrease)
       in net assets                    (1,447)       (1,120)   (19,952)       (12,686)   (1,997)         (1,344)
NET ASSETS:
  Beginning of year                      4,925         6,045     51,304         63,990     8,424           9,768
                                   -------------- ------------- ---------- -------------- --------- ---------------
  End of year                        $   3,478    $    4,925    $31,352       $ 51,304    $6,427         $ 8,424
                                   ============== ============= ========== ============== ========= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.


The accompanying notes are an integral part of these financial statements.

RUSSELL MULTI-STYLE EQUITY          RUSSELL NON-U.S.            UIF U.S. REAL ESTATE
               SUB-ACCOUNT               SUB-ACCOUNT                     SUB-ACCOUNT
----------------------------- ------------------------- -------------------------------
    2011              2010        2011          2010           2011             2010
----------- ----------------- ----------- ------------- -------------- ----------------
  $ (160)           $ (151)       $ 30         $ (49)     $ (23,767)        $ 21,755
     440             1,695        (785)         (370)       (44,004)        (137,057)
  (2,307)            4,514      (2,088)        2,596        221,983          939,526
----------- ----------------- ----------- ------------- -------------- ----------------
  (2,027)            6,058      (2,843)        2,177        154,212          824,224
----------- ----------------- ----------- ------------- -------------- ----------------
      --                --          --            --        424,752          384,629
  10,000              (106)         --            94       (112,979)        (243,644)
      --               (11)         --            (5)        (8,725)          (5,493)
  (9,599)          (17,217)     (4,069)       (8,027)      (272,004)        (175,335)
----------- ----------------- ----------- ------------- -------------- ----------------
     401           (17,334)     (4,069)       (7,938)        31,044          (39,843)
----------- ----------------- ----------- ------------- -------------- ----------------
  (1,626)          (11,276)     (6,912)       (5,761)       185,256          784,381
  34,973            46,249      19,148        24,909      3,736,871        2,952,490
----------- ----------------- ----------- ------------- -------------- ----------------
$ 33,347          $ 34,973    $ 12,236      $ 19,148    $ 3,922,127      $ 3,736,871
=========== ================= =========== ============= ============== ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

First MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of First MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York State Department of Financial Services.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable
 Insurance Funds) ("Invesco V.I.")
American Funds Insurance Series ("American Funds")
DWS Variable Series II ("DWS")
Fidelity Variable Insurance Products ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust
 ("FTVIPT")
Legg Mason Partners Variable Equity Trust
 ("LMPVET ")
Legg Mason Partners Variable Income Trust
 ("LMPVIT")
Met Investors Series Trust ("MIST")*
Metropolitan Series Fund, Inc. ("MSF")*
Oppenheimer Variable Account Funds
 ("Oppenheimer VA")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
Putnam Variable Trust ("Putnam VT")
Russell Investment Funds ("Russell")
The Universal Institutional Funds, Inc. ("UIF")

* See note 5 for a discussion of additional information on related party transactions.


2. LIST OF SUB-ACCOUNTS

A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2011:

American Funds Bond Sub-Account
American Funds Global Growth Sub-Account
American Funds Global Small Capitalization
 Sub-Account
American Funds Growth Sub-Account
American Funds Growth-Income Sub-Account
Fidelity VIP Contrafund Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Mid Cap Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities
 Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account*
FTVIPT Templeton Global Bond Securities
 Sub-Account
Invesco V.I. Global Real Estate Sub-Account
Invesco V.I. International Growth Sub-Account*
Invesco V.I. Van Kampen Equity and Income
 Sub-Account
Invesco V.I. Van Kampen Growth and Income
 Sub-Account
Invesco V.I. Van Kampen Mid Cap Value Sub-Account
LMPVET ClearBridge Variable Aggressive Growth
 Sub-Account*
LMPVET ClearBridge Variable Appreciation Sub-
 Account
LMPVET ClearBridge Variable Equity Income Builder
 Sub-Account*
LMPVET ClearBridge Variable Fundamental All Cap
 Value Sub-Account
LMPVET ClearBridge Variable Large Cap Growth
 Sub-Account
LMPVET ClearBridge Variable Large Cap Value
 Sub-Account
LMPVET ClearBridge Variable Small Cap Growth
 Sub-Account

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONTINUED)

LMPVET Investment Counsel Variable Social
 Awareness Sub-Account
LMPVET Variable Lifestyle Allocation 50%
 Sub-Account
LMPVET Variable Lifestyle Allocation 70%
 Sub-Account
LMPVET Variable Lifestyle Allocation 85%
 Sub-Account
LMPVIT Western Asset Variable Global High Yield
 Bond Sub-Account
MIST AllianceBernstein Global Dynamic Allocation
 Sub-Account**
MIST American Funds Balanced Allocation Sub-
 Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Allocation
 Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
 Sub-Account
MIST AQR Global Risk Balanced Sub-Account**
MIST BlackRock Global Tactical Strategies
 Sub-Account**
MIST BlackRock High Yield Sub-Account*
MIST BlackRock Large Cap Core Sub-Account*
MIST Clarion Global Real Estate Sub-Account*
MIST Dreman Small Cap Value Sub-Account*
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST Harris Oakmark International Sub-Account*
MIST Invesco Small Cap Growth Sub-Account*
MIST Janus Forty Sub-Account*
MIST Lazard Mid Cap Sub-Account*
MIST Legg Mason ClearBridge Aggressive Growth
 Sub-Account*
MIST Loomis Sayles Global Markets Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account*
MIST Lord Abbett Mid Cap Value Sub-Account*
MIST Met/Eaton Vance Floating Rate Sub-Account
MIST Met/Franklin Low Duration Total Return
 Sub-Account**
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
 Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Templeton International Bond Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST MetLife Balanced Plus Sub-Account**
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MFS Emerging Markets Equity Sub-Account*
MIST MFS Research International Sub-Account*
MIST Morgan Stanley Mid Cap Growth Sub-Account*
MIST Oppenheimer Capital Appreciation Sub-Account*
MIST PIMCO Inflation Protected Bond Sub-Account
MIST PIMCO Total Return Sub-Account*
MIST Pioneer Fund Sub-Account*
MIST Pioneer Strategic Income Sub-Account*
MIST Pyramis Government Income Sub-Account**
MIST Rainier Large Cap Equity Sub-Account
MIST RCM Technology Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST T. Rowe Price Large Cap Value Sub-Account*
MIST T. Rowe Price Mid Cap Growth Sub-Account*
MIST Third Avenue Small Cap Value Sub-Account*
MIST Turner Mid Cap Growth Sub-Account
MIST Van Kampen Comstock Sub-Account
MSF Artio International Stock Sub-Account
MSF Barclays Capital Aggregate Bond Index
 Sub-Account
MSF BlackRock Bond Income Sub-Account*
MSF BlackRock Legacy Large Cap Growth
 Sub-Account*
MSF BlackRock Money Market Sub-Account*
MSF Davis Venture Value Sub-Account*
MSF FI Value Leaders Sub-Account
MSF Jennison Growth Sub-Account
MSF Loomis Sayles Small Cap Core Sub-Account
MSF Loomis Sayles Small Cap Growth Sub-Account
MSF Met/Artisan Mid Cap Value Sub-Account
MSF Met/Dimensional International Small Company
 Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
 Sub-Account
MSF MetLife Mid Cap Stock Index Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
 Sub-Account
MSF MetLife Stock Index Sub-Account*
MSF MFS Total Return Sub-Account*
MSF MFS Value Sub-Account*
MSF Morgan Stanley EAFE Index Sub-Account

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUB-ACCOUNTS -- (CONCLUDED)

MSF Neuberger Berman Genesis Sub-Account
MSF Neuberger Berman Mid Cap Value Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF Russell 2000 Index Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account*
MSF T. Rowe Price Small Cap Growth Sub-Account*
MSF Van Eck Global Natural Resources Sub-Account
MSF Western Asset Management Strategic Bond
 Opportunities Sub-Account
MSF Western Asset Management U.S. Government
 Sub-Account*
Oppenheimer VA Main Street Small- & Mid-Cap
 Sub-Account
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
Pioneer VCT Emerging Markets Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Real Estate Shares Sub-Account
Putnam VT Equity Income Sub-Account
Putnam VT Multi-Cap Growth Sub-Account*
Russell Aggressive Equity Sub-Account
Russell Core Bond Sub-Account
Russell Global Real Estate Securities Sub-Account
Russell Multi-Style Equity Sub-Account
Russell Non-U.S. Sub-Account
UIF U.S. Real Estate Sub-Account

* This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the trusts.

** This Sub-Account began operations during the year ended December 31, 2011.

B. The following Sub-Accounts had no net assets as of December 31, 2011:

DWS Government & Agency Securities Sub-Account
Pioneer VCT Cullen Value Sub-Account
Pioneer VCT Equity Income Sub-Account
Pioneer VCT Ibbotson Growth Allocation Sub-Account
Pioneer VCT Ibbotson Moderate Allocation
 Sub-Account

3. PORTFOLIO CHANGES

The following Sub-Accounts ceased operations during the year ended December 31, 2011:

FTVIPT Templeton Growth Securities Sub-Account
LMPVET ClearBridge Variable Capital Sub-Account
LMPVET ClearBridge Variable Dividend Strategy
 Sub-Account
LMPVIT Western Asset Variable Adjustable Rate
 Income Sub-Account
MIST Legg Mason Value Equity Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
Pioneer VCT Bond Sub-Account
Pioneer VCT Fund Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2011:

NAME CHANGES:

FORMER NAME                                       NEW NAME
(MIST) Lord Abbett Growth and Income Portfolio    (MIST) T. Rowe Price Large Cap Value Portfolio
Oppenheimer Main Street Small Cap Fund/VA         Oppenheimer Main Street Small- & Mid-Cap Fund/VA
(Russell) Real Estate Securities Fund             (Russell) Global Real Estate Securities Fund

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. PORTFOLIO CHANGES -- (CONTINUED)

SUBSTITUTIONS:

FORMER PORTFOLIO                                     NEW PORTFOLIO
Legg Mason ClearBridge Variable Capital Portfolio    (MSF) Davis Venture Value Portfolio
(FTVIPT) Templeton Growth Securities Fund            (MIST) Met/Templeton Growth Portfolio
Pioneer Bond VCT Portfolio                           (MIST) PIMCO Total Return Portfolio
Pioneer Fund VCT Portfolio                           (MIST) Pioneer Fund Portfolio

MERGERS:

FORMER PORTFOLIO                                    NEW PORTFOLIO
Legg Mason ClearBridge Variable Dividend Strategy   Legg Mason ClearBridge Variable Equity Income
Portfolio                                           Builder Portfolio
(MIST) Legg Mason Value Equity Portfolio            (MIST) Legg Mason ClearBridge Aggressive Growth
                                                    Portfolio
(MSF) MetLife Aggressive Allocation Portfolio       (MIST) MetLife Aggressive Strategy Portfolio

LIQUIDATION:

FORMER PORTFOLIO

Legg Mason Western Asset Variable Adjustable Rate
Income Portfolio

4. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Separate Account prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level
1) and the lowest priority to unobservable inputs (Level 3). An asset's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets that the Separate Account has the ability to access.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

SECURITY VALUATION -- (CONTINUED)

Level 2 Observable inputs other than quoted prices in Level 1 that are observable either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market or prices for similar instruments.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets, representing the Separate Account's own assumptions about the assumptions a market participant would use in valuing the asset, and based on the best information available.

Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day. On that basis, the inputs used to value all shares held by the Separate Account, which are measured at fair value on a recurring basis, are classified as Level 2. There were no transfers between Level 1 and Level 2, and no activity in Level 3 during the year.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between 3.0 and 4.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
Effective January 1, 2010, the Separate Account adopted new guidance that requires new disclosures about significant transfers in and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about the level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Separate Account's financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In May 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding fair value measurements (Accounting Standards Update ("ASU") 2011-04, FAIR VALUE MEASUREMENT (TOPIC 820): AMENDMENTS TO ACHIEVE COMMON FAIR VALUE MEASUREMENT AND DISCLOSURE REQUIREMENTS IN U.S. GAAP AND IFRSS), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards ("IFRS"). Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Separate Account does not expect the adoption of this new guidance to have a material impact on its financial statements.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges paid to the Company, and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the increases in account value in the Contracts.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Mortality and Expense Risk              0.50% - 1.60%
Administrative                          0.15% - 0.25%
Optional Death Benefit Rider            0.15% - 0.30%
Guaranteed Minimum Accumulation Benefit         1.50%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

LIFETIME WITHDRAWAL GUARANTEE -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

GUARANTEED MINIMUM INCOME BENEFIT/LIFETIME INCOME SOLUTION -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

ENHANCED GUARANTEED WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2011:

Guaranteed Minimum Accumulation Benefit                    0.75%
Lifetime Withdrawal Guarantee                              0.50% - 1.80%
Guaranteed Withdrawal Benefit                              0.25% - 1.00%
Guaranteed Minimum Income Benefit/Lifetime Income Solution 0.50% - 1.50%
Enhanced Guaranteed Withdrawal Benefit                     0.55% - 1.00%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A contract maintenance fee ranging from $30 - $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

CERTAIN PORTFOLIOS OF THE MIST AND MSF TRUSTS ARE MANAGED BY METLIFE ADVISERS, LLC, WHICH ACTS IN THE CAPACITY OF INVESTMENT ADVISOR AND IS AN AFFILIATE OF THE COMPANY.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS

                                                                                              FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                            ----------------------- ----------------------------
                                                                                          COST OF       PROCEEDS
                                                                SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                            ---------- ------------ ------------- --------------
American Funds Bond Sub-Account                                749,380    7,876,456     2,153,891        433,338
American Funds Global Growth Sub-Account                     1,047,500   22,290,452     1,864,765      3,319,491
American Funds Global Small Capitalization Sub-Account         194,098    3,347,443     1,122,383        330,775
American Funds Growth Sub-Account                              854,046   46,468,489     4,445,743      4,206,226
American Funds Growth-Income Sub-Account                       701,611   25,749,724     1,547,956      3,312,145
Fidelity VIP Contrafund Sub-Account                            658,729   17,708,943     1,298,016      2,148,797
Fidelity VIP Equity-Income Sub-Account                           3,216       67,701         1,405          6,332
Fidelity VIP Mid Cap Sub-Account                               307,461    8,488,941     2,877,528        295,427
FTVIPT Franklin Income Securities Sub-Account                1,513,062   23,393,993     3,442,965      2,701,534
FTVIPT Franklin Small Cap Value Securities Sub-Account          83,384    1,171,568       573,085        109,441
FTVIPT Mutual Shares Securities Sub-Account                    212,747    3,525,470       543,653        331,487
FTVIPT Templeton Foreign Securities Sub-Account              1,068,755   16,664,908     1,200,086      2,182,841
FTVIPT Templeton Global Bond Securities Sub-Account            367,454    6,751,297     2,857,863        400,268
Invesco V.I. Global Real Estate Sub-Account                     55,163      676,690       428,620        177,393
Invesco V.I. International Growth Sub-Account                  243,145    6,257,316     2,216,227        226,206
Invesco V.I. Van Kampen Equity and Income Sub-Account          938,327   12,639,405     3,187,831        356,410
Invesco V.I. Van Kampen Growth and Income Sub-Account          505,512    8,588,957     2,074,115        277,051
Invesco V.I. Van Kampen Mid Cap Value Sub-Account               83,309      971,914       394,680         82,583
LMPVET ClearBridge Variable Aggressive Growth Sub-Account      666,579   10,074,770     1,199,888      1,785,729
LMPVET ClearBridge Variable Appreciation Sub-Account           602,112   13,964,021     3,677,753        728,627
LMPVET ClearBridge Variable Equity Income Builder
  Sub-Account                                                  977,841   11,278,441     2,593,474        569,172
LMPVET ClearBridge Variable Fundamental All Cap Value
  Sub-Account                                                  374,056    7,439,934     1,114,361        621,686
LMPVET ClearBridge Variable Large Cap Growth
  Sub-Account                                                   16,875      260,780        15,798        105,050
LMPVET ClearBridge Variable Large Cap Value Sub-Account         72,695    1,004,991       233,175        289,399
LMPVET ClearBridge Variable Small Cap Growth
  Sub-Account                                                  170,294    2,310,041       706,155        608,350
LMPVET Investment Counsel Variable Social Awareness
  Sub-Account                                                      419       11,114           117            188
LMPVET Variable Lifestyle Allocation 50% Sub-Account           189,799    2,169,480       995,169        117,978
LMPVET Variable Lifestyle Allocation 70% Sub-Account            19,059      207,951         6,110         28,216
LMPVET Variable Lifestyle Allocation 85% Sub-Account            80,918      824,434        89,857         31,687
LMPVIT Western Asset Variable Global High Yield Bond
  Sub-Account                                                  890,259    7,294,626     2,026,645        632,273
MIST AllianceBernstein Global Dynamic Allocation
  Sub-Account (a)                                            7,183,300   69,509,175    69,509,175             --
MIST American Funds Balanced Allocation Sub-Account         18,470,681  157,384,629    34,086,359      4,328,512
MIST American Funds Bond Sub-Account                         2,448,830   23,894,338     9,408,359      3,699,066
MIST American Funds Growth Allocation Sub-Account            9,259,845   69,011,621    10,984,902      8,510,336
MIST American Funds Growth Sub-Account                       4,467,092   35,948,181    16,949,186     14,073,036
MIST American Funds International Sub-Account                2,456,547   19,151,542     8,491,863      4,350,774
MIST American Funds Moderate Allocation Sub-Account         11,098,876   99,961,900    22,829,282      7,319,018
MIST AQR Global Risk Balanced Sub-Account (a)                8,196,911   85,531,627    85,531,627             --
MIST BlackRock Global Tactical Strategies Sub-Account (a)   13,872,948  133,119,587   133,119,587             --
MIST BlackRock High Yield Sub-Account                        2,174,927   17,331,826    12,169,421      7,092,092
MIST BlackRock Large Cap Core Sub-Account                      155,760    1,335,212     1,172,699        954,170
MIST Clarion Global Real Estate Sub-Account                  1,826,739   21,055,227     3,244,914      1,164,740
MIST Dreman Small Cap Value Sub-Account                        281,277    3,672,948       619,829        616,615
MIST Goldman Sachs Mid Cap Value Sub-Account                 1,477,300   19,060,558     4,584,714      1,829,159
MIST Harris Oakmark International Sub-Account                3,931,461   54,174,367     9,576,651      3,507,315
MIST Invesco Small Cap Growth Sub-Account                    1,394,769   16,989,715     2,904,802      2,359,232
MIST Janus Forty Sub-Account                                   117,271    7,502,703     2,924,619      1,579,561
MIST Lazard Mid Cap Sub-Account                              1,213,719   13,571,131     1,901,211      1,689,542

(a) For the period May 2, 2011 to December 31, 2011.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                FOR THE YEAR ENDED
                                                              AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                              ----------------------- ----------------------------
                                                                                            COST OF       PROCEEDS
                                                                  SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                              ---------- ------------ ------------- --------------
MIST Legg Mason ClearBridge Aggressive Growth
  Sub-Account                                                  2,928,763   22,360,166    13,344,088      2,362,737
MIST Loomis Sayles Global Markets Sub-Account                  1,562,543   17,391,855     4,803,396      1,709,711
MIST Lord Abbett Bond Debenture Sub-Account                    2,279,284   27,227,535     3,042,309      3,461,861
MIST Lord Abbett Mid Cap Value Sub-Account                     1,044,906   15,703,875     3,437,339      2,029,343
MIST Met/Eaton Vance Floating Rate Sub-Account                   319,545    3,278,242     2,843,620        500,791
MIST Met/Franklin Low Duration Total Return Sub-Account (a)      668,632    6,633,168     7,059,073        422,752
MIST Met/Franklin Mutual Shares Sub-Account                    1,701,248   13,398,210     5,256,240      1,584,709
MIST Met/Franklin Templeton Founding Strategy Sub-Account      3,989,944   33,608,322     9,589,841      5,815,713
MIST Met/Templeton Growth Sub-Account                            350,081    3,290,908     2,132,992        303,402
MIST Met/Templeton International Bond Sub-Account                424,583    5,113,990     5,499,152      3,627,315
MIST MetLife Aggressive Strategy Sub-Account                   8,958,025   94,981,931    13,928,324      3,782,296
MIST MetLife Balanced Plus Sub-Account (a)                    14,520,243  137,876,396   137,876,396             --
MIST MetLife Balanced Strategy Sub-Account                    49,602,432  508,110,274    77,525,834     31,009,781
MIST MetLife Defensive Strategy Sub-Account                   17,104,232  172,873,123    48,609,415     23,602,118
MIST MetLife Growth Strategy Sub-Account                      35,373,334  386,439,893    17,375,857     36,342,119
MIST MetLife Moderate Strategy Sub-Account                    26,382,301  268,397,967    49,178,612     22,938,884
MIST MFS Emerging Markets Equity Sub-Account                   3,712,711   37,295,229     7,697,215      2,298,032
MIST MFS Research International Sub-Account                    3,523,510   39,797,629     3,050,523      3,384,288
MIST Morgan Stanley Mid Cap Growth Sub-Account                   484,427    4,828,750     1,874,383        649,091
MIST Oppenheimer Capital Appreciation Sub-Account              2,430,017   18,707,029       200,644      1,857,461
MIST PIMCO Inflation Protected Bond Sub-Account                8,483,357   92,562,996    28,163,836     13,754,252
MIST PIMCO Total Return Sub-Account                           15,877,705  186,769,020    46,691,402     19,482,377
MIST Pioneer Fund Sub-Account                                    662,129    8,295,919     3,208,659        714,196
MIST Pioneer Strategic Income Sub-Account                      3,434,477   35,583,155    17,248,672      8,425,309
MIST Pyramis Government Income Sub-Account (a)                 2,492,976   26,452,534    27,100,153        665,470
MIST Rainier Large Cap Equity Sub-Account                        411,623    3,195,699       854,768        573,484
MIST RCM Technology Sub-Account                                2,446,511   10,239,224     3,034,469      1,782,099
MIST SSgA Growth and Income ETF Sub-Account                    7,501,835   79,579,044    30,779,518      3,975,953
MIST SSgA Growth ETF Sub-Account                               2,785,310   27,936,225    12,008,607      4,199,298
MIST T. Rowe Price Large Cap Value Sub-Account                 1,934,966   46,487,056     3,712,854      4,566,775
MIST T. Rowe Price Mid Cap Growth Sub-Account                  3,374,013   27,649,825     7,846,330      5,607,118
MIST Third Avenue Small Cap Value Sub-Account                  2,058,674   29,822,358     4,384,481      4,771,733
MIST Turner Mid Cap Growth Sub-Account                           669,536    7,938,246     1,420,262      1,304,486
MIST Van Kampen Comstock Sub-Account                           2,026,243   18,974,042     2,681,683      1,666,000
MSF Artio International Stock Sub-Account                         33,953      398,940        25,768         26,222
MSF Barclays Capital Aggregate Bond Index Sub-Account            808,557    8,877,448     5,172,621      1,923,411
MSF BlackRock Bond Income Sub-Account                             79,195    8,337,466     2,160,054      2,051,734
MSF BlackRock Legacy Large Cap Growth Sub-Account                 37,601      807,201       318,957        330,132
MSF BlackRock Money Market Sub-Account                           893,388   89,338,762    58,454,766     49,416,657
MSF Davis Venture Value Sub-Account                            2,100,166   60,578,469     7,499,881      6,454,038
MSF FI Value Leaders Sub-Account                                   2,977      401,703        75,156        154,048
MSF Jennison Growth Sub-Account                                2,340,181   25,606,640     4,434,986      4,122,989
MSF Loomis Sayles Small Cap Core Sub-Account                       2,993      599,914       404,464        149,465
MSF Loomis Sayles Small Cap Growth Sub-Account                    42,796      382,109       206,607        187,726
MSF Met/Artisan Mid Cap Value Sub-Account                         81,222   16,610,316       974,452      1,660,946
MSF Met/Dimensional International Small Company
  Sub-Account                                                    222,907    3,270,018     1,878,211        457,017
MSF MetLife Conservative Allocation Sub-Account                  199,553    2,113,667       376,894        372,247
MSF MetLife Conservative to Moderate Allocation
  Sub-Account                                                    154,699    1,625,333       209,294        705,598
MSF MetLife Mid Cap Stock Index Sub-Account                      319,908    3,910,243     2,071,147        611,845
MSF MetLife Moderate Allocation Sub-Account                    1,603,790   16,582,025     2,360,361      2,049,825
MSF MetLife Moderate to Aggressive Allocation Sub-Account        641,893    6,443,341       725,223      2,917,622
MSF MetLife Stock Index Sub-Account                            1,152,382   32,944,230     6,129,813      3,335,150

(a) For the period May 2, 2011 to December 31, 2011.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                             FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2011            DECEMBER 31, 2011
                                                           ----------------------- ----------------------------
                                                                                         COST OF       PROCEEDS
                                                              SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                           --------- ------------- ------------- --------------
MSF MFS Total Return Sub-Account                              69,953     9,418,568     1,771,260      1,869,873
MSF MFS Value Sub-Account                                    368,557     4,402,952     1,045,051        791,185
MSF Morgan Stanley EAFE Index Sub-Account                    370,537     4,008,978     1,831,229        476,559
MSF Neuberger Berman Genesis Sub-Account                       2,415        29,797       106,387         94,758
MSF Neuberger Berman Mid Cap Value Sub-Account                 5,480        97,140        68,613         72,573
MSF Oppenheimer Global Equity Sub-Account                     62,230       869,916       276,140        123,966
MSF Russell 2000 Index Sub-Account                           411,769     4,922,388     3,074,019        788,490
MSF T. Rowe Price Large Cap Growth Sub-Account                53,706       740,184        15,358         82,156
MSF T. Rowe Price Small Cap Growth Sub-Account                32,367       361,441        26,258        187,401
MSF Van Eck Global Natural Resources Sub-Account             489,747     7,633,371     5,762,946      3,819,855
MSF Western Asset Management Strategic Bond Opportunities
  Sub-Account                                                  2,400        29,280         1,461            684
MSF Western Asset Management U.S. Government Sub-Account   2,392,870    28,678,296    12,982,005     11,117,344
Oppenheimer VA Main Street Small- & Mid-Cap Sub-Account      190,101     2,692,067       671,321        239,759
PIMCO VIT High Yield Sub-Account                              20,160       137,435        23,594          5,927
PIMCO VIT Low Duration Sub-Account                            17,985       182,512        15,222          9,442
Pioneer VCT Emerging Markets Sub-Account                         585        12,284           414         27,687
Pioneer VCT Mid Cap Value Sub-Account                         95,602     1,598,644       329,940        168,877
Pioneer VCT Real Estate Shares Sub-Account                       446         1,755           170            155
Putnam VT Equity Income Sub-Account                            1,289        17,805           311            157
Putnam VT Multi-Cap Growth Sub-Account                         7,762       144,309        16,796         16,591
Russell Aggressive Equity Sub-Account                            306         3,588            24          1,197
Russell Core Bond Sub-Account                                  2,995        30,655         1,989         22,176
Russell Global Real Estate Securities Sub-Account                509         6,427           188          1,358
Russell Multi-Style Equity Sub-Account                         2,519        30,873        10,383         10,141
Russell Non-U.S. Sub-Account                                   1,399        14,136           284          4,320
UIF U.S. Real Estate Sub-Account                             289,030     4,119,955       548,962        541,683

(a) For the period May 2, 2011 to December 31, 2011.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                                         AMERICAN FUNDS GLOBAL SMALL
                                  AMERICAN FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH                 CAPITALIZATION
                                          SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                  ---------------------- ------------------------------- ------------------------------
                                     2011        2010        2011                2010       2011                2010
                                  ---------- ----------- ----------- ------------------- ---------- -------------------
Units beginning of year           375,057     208,233     887,906             893,358    102,458              66,754
Units issued and transferred
  from other funding options      144,696     195,112     123,599             125,655     43,706              44,609
Units redeemed and transferred to
  other funding options           (51,654)    (28,288)   (175,099)           (131,107)   (16,314)             (8,905)
                                  ---------- ----------- ----------- ------------------- ---------- -------------------
Units end of year                 468,099     375,057     836,406             887,906    129,850             102,458
                                  ========== =========== =========== =================== ========== ===================

                                                                                        FTVIPT FRANKLIN INCOME
                                  FIDELITY VIP EQUITY-INCOME    FIDELITY VIP MID CAP                SECURITIES
                                                 SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                  ----------------------------- ----------------------- -------------------------
                                   2011                 2010       2011         2010          2011        2010
                                  -------- -------------------- ---------- ------------ ------------- -----------
Units beginning of year           4,588                4,629    168,251      103,331       476,101     479,493
Units issued and transferred
  from other funding options         --                   11     89,640       79,680        75,729      64,037
Units redeemed and transferred to
  other funding options            (403)                 (52)   (25,628)     (14,760)      (82,897)    (67,429)
                                  -------- -------------------- ---------- ------------ ------------- -----------
Units end of year                 4,185                4,588    232,263      168,251       468,933     476,101
                                  ======== ==================== ========== ============ ============= ===========

                                  FTVIPT TEMPLETON GLOBAL                                                  INVESCO V.I.
                                          BOND SECURITIES    INVESCO V.I. GLOBAL REAL ESTATE       INTERNATIONAL GROWTH
                                              SUB-ACCOUNT                        SUB-ACCOUNT                SUB-ACCOUNT
                                  -------------------------- ---------------------------------- --------------------------
                                     2011            2010       2011                    2010            2011       2010
                                  ---------- --------------- ---------- ----------------------- --------------- ----------
Units beginning of year           263,278         125,265     59,248                  30,308         191,073    101,307
Units issued and transferred
  from other funding options      169,091         164,236     55,449                  33,898         100,143    110,316
Units redeemed and transferred to
  other funding options           (45,793)        (26,223)   (23,996)                 (4,958)        (21,656)   (20,550)
                                  ---------- --------------- ---------- ----------------------- --------------- ----------
Units end of year                 386,576         263,278     90,701                  59,248         269,560    191,073
                                  ========== =============== ========== ======================= =============== ==========

                                          LMPVET CLEARBRIDGE       LMPVET CLEARBRIDGE    LMPVET CLEARBRIDGE VARIABLE
                                  VARIABLE AGGRESSIVE GROWTH    VARIABLE APPRECIATION          EQUITY INCOME BUILDER
                                                 SUB-ACCOUNT              SUB-ACCOUNT                    SUB-ACCOUNT
                                  ----------------------------- ------------------------ ------------------------------
                                      2011              2010       2011          2010       2011                2010
                                  ----------- ----------------- ---------- ------------- ---------- -------------------
Units beginning of year            874,318           915,734    355,526       253,445    636,572             616,080
Units issued and transferred
  from other funding options       140,248           119,015    133,958       126,756    198,428             100,007
Units redeemed and transferred to
  other funding options           (179,449)         (160,431)   (46,159)      (24,675)   (55,981)            (79,515)
                                  ----------- ----------------- ---------- ------------- ---------- -------------------
Units end of year                  835,117           874,318    443,325       355,526    779,019             636,572
                                  =========== ================= ========== ============= ========== ===================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

                             AMERICAN FUNDS
AMERICAN FUNDS GROWTH         GROWTH-INCOME    FIDELITY VIP CONTRAFUND
          SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
------------------------ --------------------- --------------------------
   2011          2010       2011       2010       2011            2010
---------- ------------- ---------- ---------- ---------- ---------------
306,979       293,272    262,878    262,438    411,753         407,284
 56,091        53,090     27,002     35,067     58,494          71,466
(54,212)      (39,383)   (45,769)   (34,627)   (77,624)        (66,997)
---------- ------------- ---------- ---------- ---------- ---------------
308,858       306,979    244,111    262,878    392,623         411,753
========== ============= ========== ========== ========== ===============

FTVIPT FRANKLIN SMALL     FTVIPT MUTUAL SHARES        FTVIPT TEMPLETON
 CAP VALUE SECURITIES               SECURITIES      FOREIGN SECURITIES
          SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------ ------------------------ -----------------------
   2011          2010          2011       2010        2011        2010
---------- ------------- ------------- ---------- ----------- -----------
 90,395        47,999       156,210    133,467     760,888     822,049
 74,730        48,176        30,892     38,257      74,366      83,740
(19,244)       (5,780)      (21,853)   (15,514)   (140,565)   (144,901)
---------- ------------- ------------- ---------- ----------- -----------
145,881        90,395       165,249    156,210     694,689     760,888
========== ============= ============= ========== =========== ===========

INVESCO V.I. VAN KAMPEN    INVESCO V.I. VAN KAMPEN    INVESCO V.I. VAN KAMPEN
      EQUITY AND INCOME          GROWTH AND INCOME              MID CAP VALUE
            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-------------------------- -------------------------- --------------------------
   2011            2010       2011            2010       2011            2010
---------- --------------- ---------- --------------- ---------- ---------------
666,981         452,666    413,378         271,949     70,831          38,678
241,551         257,741    131,849         166,376     39,751          36,537
(63,498)        (43,426)   (41,059)        (24,947)    (9,244)         (4,384)
---------- --------------- ---------- --------------- ---------- ---------------
845,034         666,981    504,168         413,378    101,338          70,831
========== =============== ========== =============== ========== ===============

LMPVET CLEARBRIDGE VARIABLE           LMPVET CLEARBRIDGE          LMPVET CLEARBRIDGE
  FUNDAMENTAL ALL CAP VALUE    VARIABLE LARGE CAP GROWTH    VARIABLE LARGE CAP VALUE
                SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------ ---------------------------- ---------------------------
   2011                2010      2011               2010       2011             2010
---------- ------------------- --------- ------------------ ---------- ----------------
213,926             194,803    27,095             38,293     72,008           71,480
 44,398              39,949     1,196              1,523     14,949            6,557
(29,221)            (20,826)   (7,624)           (12,721)   (19,512)          (6,029)
---------- ------------------- --------- ------------------ ---------- ----------------
229,103             213,926    20,667             27,095     67,445           72,008
========== =================== ========= ================== ========== ================

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                         LMPVET CLEARBRIDGE    LMPVET INVESTMENT COUNSEL    LMPVET VARIABLE LIFESTYLE
                                  VARIABLE SMALL CAP GROWTH    VARIABLE SOCIAL AWARENESS               ALLOCATION 50%
                                                SUB-ACCOUNT                  SUB-ACCOUNT                  SUB-ACCOUNT
                                  ---------------------------- ---------------------------- ----------------------------
                                     2011              2010    2011                 2010       2011              2010
                                  ---------- ----------------- ------- -------------------- ---------- -----------------
Units beginning of year           165,716           133,833     347                  359     79,754            66,323
Units issued and transferred
  from other funding options       52,594            58,136      --                   23     54,638            18,589
Units redeemed and transferred to
  other funding options           (50,802)          (26,253)     (2)                 (35)    (7,291)           (5,158)
                                  ---------- ----------------- ------- -------------------- ---------- -----------------
Units end of year                 167,508           165,716     345                  347    127,101            79,754
                                  ========== ================= ======= ==================== ========== =================

                                  MIST ALLIANCE
                                      BERNSTEIN
                                         GLOBAL
                                        DYNAMIC         MIST AMERICAN FUNDS
                                     ALLOCATION         BALANCED ALLOCATION    MIST AMERICAN FUNDS BOND
                                    SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  ---------------- --------------------------- ---------------------------
                                        2011 (a)         2011          2010         2011           2010
                                  ---------------- ------------- ------------- ------------ --------------
Units beginning of year                      --    15,380,031     9,334,292    1,832,374      1,329,950
Units issued and transferred
  from other funding options          7,267,582     4,543,964     7,285,694    1,151,408      1,448,230
Units redeemed and transferred to
  other funding options                 (83,116)   (1,513,688)   (1,239,955)    (612,884)      (945,806)
                                  ---------------- ------------- ------------- ------------ --------------
Units end of year                     7,184,466    18,410,307    15,380,031    2,370,898      1,832,374
                                  ================ ============= ============= ============ ==============

                                                                                  MIST
                                                                             BLACKROCK
                                                                MIST AQR        GLOBAL
                                      MIST AMERICAN FUNDS    GLOBAL RISK      TACTICAL
                                      MODERATE ALLOCATION       BALANCED    STRATEGIES    MIST BLACKROCK HIGH YIELD
                                              SUB-ACCOUNT      SUB-ACCOUNT SUB-ACCOUNT                  SUB-ACCOUNT
                                  -------------------------- ---------------------------- ----------------------------
                                        2011         2010        2011 (a)      2011 (a)       2011             2010
                                  ------------- ------------ -------------- ------------- ----------- ----------------
Units beginning of year            9,495,753    5,591,093             --            --     683,030          453,735
Units issued and transferred
  from other funding options       2,867,751    4,567,287      8,249,051    13,990,303     650,848          472,266
Units redeemed and transferred to
  other funding options           (1,410,328)    (662,627)      (105,458)     (176,904)   (446,095)        (242,971)
                                  ------------- ------------ -------------- ------------- ----------- ----------------
Units end of year                 10,953,176    9,495,753      8,143,593    13,813,399     887,783          683,030
                                  ============= ============ ============== ============= =========== ================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

LMPVET VARIABLE LIFESTYLE    LMPVET VARIABLE LIFESTYLE    LMPVIT WESTERNASSET VARIABLE
           ALLOCATION 70%               ALLOCATION 85%          GLOBAL HIGH YIELD BOND
              SUB-ACCOUNT                  SUB-ACCOUNT                     SUB-ACCOUNT
---------------------------- ---------------------------- -------------------------------
  2011               2010      2011               2010       2011                 2010
--------- ------------------ --------- ------------------ ---------- --------------------
15,765             15,956    65,013             52,840    292,566              276,974
   189                814     5,522             13,597     97,796               66,425
(1,719)            (1,005)   (1,540)            (1,424)   (49,642)             (50,833)
--------- ------------------ --------- ------------------ ---------- --------------------
14,235             15,765    68,995             65,013    340,720              292,566
========= ================== ========= ================== ========== ====================

MIST AMERICAN FUNDS GROWTH                                     MIST AMERICAN FUNDS
                ALLOCATION    MIST AMERICAN FUNDS GROWTH             INTERNATIONAL
               SUB-ACCOUNT                   SUB-ACCOUNT               SUB-ACCOUNT
----------------------------- ----------------------------- -------------------------
      2011            2010          2011            2010         2011         2010
------------- --------------- ------------- --------------- ------------ ------------
 8,923,152       8,086,173     4,189,234       2,269,453    1,972,696    1,197,511
 1,819,648       2,182,501     2,432,707       2,405,718    1,155,811    1,061,941
(1,521,254)     (1,345,522)   (2,098,192)       (485,937)    (751,009)    (286,756)
------------- --------------- ------------- --------------- ------------ ------------
 9,221,546       8,923,152     4,523,749       4,189,234    2,377,498    1,972,696
============= =============== ============= =============== ============ ============

     MIST BLACKROCK       MIST CLARION GLOBAL
     LARGE CAP CORE               REAL ESTATE
        SUB-ACCOUNT               SUB-ACCOUNT
---------------------- -------------------------
    2011       2010         2011         2010
----------- ---------- ------------ ------------
 124,511     93,011    1,179,259    1,131,782
 124,113     55,708      319,770      234,211
(102,948)   (24,208)    (197,534)    (186,734)
----------- ---------- ------------ ------------
 145,676    124,511    1,301,495    1,179,259
=========== ========== ============ ============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                                     MIST GOLDMAN SACHS       MIST HARRIS OAKMARK
                                  MIST DREMAN SMALL CAP VALUE             MID CAP VALUE             INTERNATIONAL
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------------ ------------------------- -------------------------
                                     2011                2010         2011         2010         2011         2010
                                  ---------- ------------------- ------------ ------------ ------------ ------------
Units beginning of year           284,366             319,511    1,066,656    1,092,327    2,431,947    2,208,108
Units issued and transferred
  from other funding options       50,373              37,377      409,564      148,152      810,463      640,480
Units redeemed and transferred to
  other funding options           (48,392)            (72,522)    (223,768)    (173,823)    (449,012)    (416,641)
                                  ---------- ------------------- ------------ ------------ ------------ ------------
Units end of year                 286,347             284,366    1,252,452    1,066,656    2,793,398    2,431,947
                                  ========== =================== ============ ============ ============ ============

                                  MIST LEGG MASON CLEARBRIDGE        MIST LOOMIS SAYLES     MIST LORD ABBETT BOND
                                            AGGRESSIVE GROWTH            GLOBAL MARKETS                 DEBENTURE
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  ------------------------------ ------------------------- -------------------------
                                       2011              2010         2011         2010         2011         2010
                                  ------------ ----------------- ------------ ------------ ------------ ------------
Units beginning of year           1,609,764         1,592,359    1,189,310    1,074,515    1,296,840    1,343,714
Units issued and transferred
  from other funding options      1,859,480           246,688      458,058      358,439      118,231      219,641
Units redeemed and transferred to
  other funding options            (478,436)         (229,283)    (229,256)    (243,644)    (191,933)    (266,515)
                                  ------------ ----------------- ------------ ------------ ------------ ------------
Units end of year                 2,990,808         1,609,764    1,418,112    1,189,310    1,223,138    1,296,840
                                  ============ ================= ============ ============ ============ ============

                                       MIST MET/FRANKLIN      MIST MET/FRANKLIN TEMPLETON
                                           MUTUAL SHARES                FOUNDING STRATEGY    MIST MET/TEMPLETON GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT                  SUB-ACCOUNT
                                  ------------------------- ------------------------------ ----------------------------
                                       2011         2010         2011              2010       2011              2010
                                  ------------ ------------ ------------ ----------------- ---------- -----------------
Units beginning of year           1,266,010      713,224    3,720,360         2,790,089    125,220            14,362
Units issued and transferred
  from other funding options        614,776      697,514    1,265,482         1,406,861    196,784           117,051
Units redeemed and transferred to
  other funding options            (299,179)    (144,728)    (920,012)         (476,590)   (36,184)           (6,193)
                                  ------------ ------------ ------------ ----------------- ---------- -----------------
Units end of year                 1,581,607    1,266,010    4,065,830         3,720,360    285,820           125,220
                                  ============ ============ ============ ================= ========== =================

                                     MIST METLIFE BALANCED      MIST METLIFE DEFENSIVE         MIST METLIFE GROWTH
                                                  STRATEGY                    STRATEGY                    STRATEGY
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2011          2010          2011          2010          2011          2010
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year           39,926,731    31,446,847    13,403,026    11,376,437    33,700,218    34,986,731
Units issued and transferred
  from other funding options       9,671,872    12,230,965     5,533,244     4,341,946     2,534,301     2,653,790
Units redeemed and transferred to
  other funding options           (5,927,066)   (3,751,081)   (3,507,763)   (2,315,357)   (4,176,102)   (3,940,303)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                 43,671,537    39,926,731    15,428,507    13,403,026    32,058,417    33,700,218
                                  ============= ============= ============= ============= ============= =============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

MIST INVESCO SMALL CAP
                GROWTH      MIST JANUS FORTY     MIST LAZARD MID CAP
           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
------------------------- --------------------- -----------------------
     2011         2010       2011       2010        2011        2010
------------ ------------ ---------- ---------- ----------- -----------
1,207,424    1,169,497     51,705     33,785     889,934     900,708
  339,517      272,982     24,098     29,467     212,213     213,334
 (283,464)    (235,055)   (15,877)   (11,547)   (190,253)   (224,108)
------------ ------------ ---------- ---------- ----------- -----------
1,263,477    1,207,424     59,926     51,705     911,894     889,934
============ ============ ========== ========== =========== ===========

                                                        MIST
                                                MET/FRANKLIN
    MIST LORD ABBETT    MIST MET/EATON VANCE    LOW DURATION
       MID CAP VALUE           FLOATING RATE    TOTAL RETURN
         SUB-ACCOUNT             SUB-ACCOUNT     SUB-ACCOUNT
----------------------- ----------------------- ---------------
    2011        2010       2011      2010 (b)        2011 (a)
----------- ----------- ---------- ------------ ---------------
 604,334     510,722     94,043           --              --
 209,563     224,312    309,215      109,063         729,908
(148,855)   (130,700)   (82,489)     (15,020)        (54,317)
----------- ----------- ---------- ------------ ---------------
 665,042     604,334    320,769       94,043         675,591
=========== =========== ========== ============ ===============

 MIST MET/TEMPLETON    MIST METLIFE AGGRESSIVE     MIST METLIFE
 INTERNATIONAL BOND                   STRATEGY    BALANCED PLUS
        SUB-ACCOUNT                SUB-ACCOUNT      SUB-ACCOUNT
---------------------- -------------------------- ----------------
    2011       2010         2011          2010          2011 (a)
----------- ---------- ------------ ------------- ----------------
 285,820     30,597    6,701,246     6,042,724               --
 455,297    344,595    1,567,916     1,140,559       14,893,997
(332,424)   (89,372)    (662,654)     (482,037)        (247,073)
----------- ---------- ------------ ------------- ----------------
 408,693    285,820    7,606,508     6,701,246       14,646,924
=========== ========== ============ ============= ================

   MIST METLIFE MODERATE         MIST MFS EMERGING         MIST MFS RESEARCH
                STRATEGY            MARKETS EQUITY             INTERNATIONAL
             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------- ------------------------- -------------------------
      2011          2010         2011         2010         2011         2010
------------- ------------- ------------ ------------ ------------ ------------
21,317,528    16,067,670    2,973,091    2,332,923    2,550,733    2,589,893
 5,845,834     7,517,715    1,081,249    1,196,490      387,803      480,116
(3,768,112)   (2,267,857)    (603,126)    (556,322)    (413,837)    (519,276)
------------- ------------- ------------ ------------ ------------ ------------
23,395,250    21,317,528    3,451,214    2,973,091    2,524,699    2,550,733
============= ============= ============ ============ ============ ============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                  MIST MORGAN STANLEY    MIST OPPENHEIMER CAPITAL        MIST PIMCO INFLATION
                                       MID CAP GROWTH                APPRECIATION              PROTECTED BOND
                                          SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  ---------------------- --------------------------- ---------------------------
                                     2011        2010         2011           2010          2011          2010
                                  ---------- ----------- ------------ -------------- ------------- -------------
Units beginning of year           319,793     312,816    1,985,963      2,125,760     6,064,219     5,030,576
Units issued and transferred
  from other funding options      157,424      97,436       70,297        135,480     2,640,911     2,095,412
Units redeemed and transferred to
  other funding options           (76,496)    (90,459)    (242,408)      (275,277)   (1,908,312)   (1,061,769)
                                  ---------- ----------- ------------ -------------- ------------- -------------
Units end of year                 400,721     319,793    1,813,852      1,985,963     6,796,818     6,064,219
                                  ========== =========== ============ ============== ============= =============

                                  MIST PYRAMIS
                                    GOVERNMENT    MIST RAINIER LARGE CAP
                                        INCOME                    EQUITY       MIST RCM TECHNOLOGY
                                   SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                  --------------- ------------------------- -------------------------
                                       2011 (a)      2011           2010         2011         2010
                                  --------------- ---------- -------------- ------------ ------------
Units beginning of year                     --    388,630        502,429    1,538,256    1,278,443
Units issued and transferred
  from other funding options         2,729,175    125,405        184,414      609,471      616,255
Units redeemed and transferred to
  other funding options               (240,419)   (85,035)      (298,213)    (399,966)    (356,442)
                                  --------------- ---------- -------------- ------------ ------------
Units end of year                    2,488,756    429,000        388,630    1,747,761    1,538,256
                                  =============== ========== ============== ============ ============

                                      MIST T. ROWE PRICE         MIST THIRD AVENUE
                                          MID CAP GROWTH           SMALL CAP VALUE    MIST TURNER MID CAP GROWTH
                                             SUB-ACCOUNT               SUB-ACCOUNT                   SUB-ACCOUNT
                                  ------------------------- ------------------------- -----------------------------
                                       2011         2010         2011         2010        2011              2010
                                  ------------ ------------ ------------ ------------ ----------- -----------------
Units beginning of year           3,007,799    2,676,582    1,827,679    1,786,888     626,129           617,332
Units issued and transferred
  from other funding options      1,034,770      867,221      357,693      297,334     144,138           144,146
Units redeemed and transferred to
  other funding options            (899,507)    (536,004)    (398,208)    (256,543)   (124,559)         (135,349)
                                  ------------ ------------ ------------ ------------ ----------- -----------------
Units end of year                 3,143,062    3,007,799    1,787,164    1,827,679     645,708           626,129
                                  ============ ============ ============ ============ =========== =================

                                                               MSF BLACKROCK LEGACY
                                  MSF BLACKROCK BOND INCOME        LARGE CAP GROWTH    MSF BLACKROCK MONEY MARKET
                                                SUB-ACCOUNT             SUB-ACCOUNT                   SUB-ACCOUNT
                                  ---------------------------- ----------------------- -----------------------------
                                     2011              2010       2011         2010          2011            2010
                                  ---------- ----------------- ---------- ------------ ------------- ---------------
Units beginning of year           164,695           149,987     99,815       83,891     7,275,363       6,557,813
Units issued and transferred
  from other funding options       43,753            51,287     30,758       32,781     9,222,736       8,156,566
Units redeemed and transferred to
  other funding options           (44,960)          (36,579)   (29,005)     (16,857)   (8,237,740)     (7,439,016)
                                  ---------- ----------------- ---------- ------------ ------------- ---------------
Units end of year                 163,488           164,695    101,568       99,815     8,260,359       7,275,363
                                  ========== ================= ========== ============ ============= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

                                                       MIST PIONEER STRATEGIC
 MIST PIMCO TOTAL RETURN          MIST PIONEER FUND                    INCOME
             SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------- ----------------------- -------------------------
      2011          2010       2011       2010           2011         2010
------------- ------------- ---------- ------------ ------------ ------------
10,454,551     7,455,353    359,148    197,630      1,367,570      674,653
 4,233,067     4,912,177    200,318    209,861        979,759      814,724
(3,041,071)   (1,912,979)   (64,821)   (48,343)      (753,876)    (121,807)
------------- ------------- ---------- ------------ ------------ ------------
11,646,547    10,454,551    494,645    359,148      1,593,453    1,367,570
============= ============= ========== ============ ============ ============

  MIST SSGA GROWTH AND                                MIST T. ROWE PRICE
            INCOME ETF      MIST SSGA GROWTH ETF         LARGE CAP VALUE
           SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
------------------------- ------------------------- -----------------------
     2011         2010         2011         2010        2011        2010
------------ ------------ ------------ ------------ ----------- -----------
5,120,998    1,974,559    2,069,545    1,558,817     895,811     866,452
2,787,471    3,423,575    1,241,267    1,393,602     149,227     156,731
 (655,930)    (277,136)    (556,920)    (882,874)   (154,698)   (127,372)
------------ ------------ ------------ ------------ ----------- -----------
7,252,539    5,120,998    2,753,892    2,069,545     890,340     895,811
============ ============ ============ ============ =========== ===========

                                                             MSF BARCLAYS CAPITAL
MIST VAN KAMPEN COMSTOCK    MSF ARTIO INTERNATIONAL STOCK    AGGREGATE BOND INDEX
             SUB-ACCOUNT                      SUB-ACCOUNT             SUB-ACCOUNT
--------------------------- -------------------------------- -----------------------
     2011           2010      2011                   2010        2011        2010
------------ -------------- --------- ---------------------- ----------- -----------
1,797,581      1,794,388    23,843                 23,948     373,923     163,044
  393,882        375,542     1,959                  2,188     367,725     297,374
 (287,545)      (372,349)   (2,032)                (2,293)   (164,800)    (86,495)
------------ -------------- --------- ---------------------- ----------- -----------
1,903,918      1,797,581    23,770                 23,843     576,848     373,923
============ ============== ========= ====================== =========== ===========

MSF DAVIS VENTURE VALUE    MSF FI VALUE LEADERS       MSF JENNISON GROWTH
            SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------- ----------------------- -------------------------
     2011          2010      2011          2010         2011         2010
------------ ------------- --------- ------------- ------------ ------------
5,003,488     4,731,303    28,620        28,142    2,297,452    2,173,362
  916,543       903,436     4,539        10,577      548,877      553,043
 (858,261)     (631,251)   (8,601)      (10,099)    (481,825)    (428,953)
------------ ------------- --------- ------------- ------------ ------------
5,061,770     5,003,488    24,558        28,620    2,364,504    2,297,452
============ ============= ========= ============= ============ ============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                  MSF LOOMIS SAYLES SMALL    MSF LOOMIS SAYLES SMALL CAP    MSF MET/ARTISAN MID CAP
                                                 CAP CORE                         GROWTH                      VALUE
                                              SUB-ACCOUNT                    SUB-ACCOUNT                SUB-ACCOUNT
                                  -------------------------- ------------------------------ --------------------------
                                      2011           2010       2011                2010         2011          2010
                                  ----------- -------------- ---------- ------------------- ------------ -------------
Units beginning of year             12,163          3,472     36,721              34,404    1,036,170     1,071,935
Units issued and transferred
  from other funding options        12,419         10,136     19,466               6,114      115,958       133,472
Units redeemed and transferred to
  other funding options             (4,711)        (1,445)   (18,558)             (3,797)    (155,147)     (169,237)
                                  ----------- -------------- ---------- ------------------- ------------ -------------
Units end of year                   19,871         12,163     37,629              36,721      996,981     1,036,170
                                  =========== ============== ========== =================== ============ =============

                                  MSF METLIFE MID CAP      MSF METLIFE MODERATE    MSF METLIFE MODERATE TO
                                          STOCK INDEX                ALLOCATION      AGGRESSIVE ALLOCATION
                                          SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                  ---------------------- ------------------------- --------------------------
                                     2011        2010         2011         2010        2011           2010
                                  ---------- ----------- ------------ ------------ ----------- --------------
Units beginning of year           172,234      57,039    1,507,770    1,468,099     822,307        811,140
Units issued and transferred
  from other funding options      136,387     146,634      205,459      234,244      56,037        118,217
Units redeemed and transferred to
  other funding options           (55,821)    (31,439)    (174,850)    (194,573)   (245,835)      (107,050)
                                  ---------- ----------- ------------ ------------ ----------- --------------
Units end of year                 252,800     172,234    1,538,379    1,507,770     632,509        822,307
                                  ========== =========== ============ ============ =========== ==============

                                  MSF MORGAN STANLEY    MSF NEUBERGER BERMAN    MSF NEUBERGER BERMAN
                                          EAFE INDEX                 GENESIS           MID CAP VALUE
                                         SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                  --------------------- ----------------------- -----------------------
                                     2011       2010       2011         2010      2011          2010
                                  ---------- ---------- ---------- ------------ --------- -------------
Units beginning of year           235,893     60,518        962        1,190     4,795           206
Units issued and transferred
  from other funding options      165,128    216,345      6,538           68     3,069         5,746
Units redeemed and transferred to
  other funding options           (52,405)   (40,970)    (5,771)        (296)   (3,211)       (1,157)
                                  ---------- ---------- ---------- ------------ --------- -------------
Units end of year                 348,616    235,893      1,729          962     4,653         4,795
                                  ========== ========== ========== ============ ========= =============

                                                                                              MSF WESTERN ASSET
                                   MSF T. ROWE PRICE    MSF VAN ECK GLOBAL NATURAL    MANAGEMENT STRATEGIC BOND
                                    SMALL CAP GROWTH                     RESOURCES                OPPORTUNITIES
                                         SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                  --------------------- ----------------------------- ----------------------------
                                     2011       2010         2011             2010     2011                2010
                                  ---------- ---------- ------------ ---------------- -------- -------------------
Units beginning of year            38,322     46,194      356,898           82,041    1,181               1,213
Units issued and transferred
  from other funding options        2,055      4,387      352,549          328,626        4                  --
Units redeemed and transferred to
  other funding options           (10,190)   (12,259)    (280,226)         (53,769)     (13)                (32)
                                  ---------- ---------- ------------ ---------------- -------- -------------------
Units end of year                  30,187     38,322      429,221          356,898    1,172               1,181
                                  ========== ========== ============ ================ ======== ===================

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

        MSF MET/DIMENSIONAL    MSF METLIFE CONSERVATIVE    MSF METLIFE CONSERVATIVE TO
INTERNATIONAL SMALL COMPANY                  ALLOCATION            MODERATE ALLOCATION
                SUB-ACCOUNT                 SUB-ACCOUNT                    SUB-ACCOUNT
------------------------------ --------------------------- ------------------------------
   2011                2010          2011          2010       2011                2010
---------- ------------------- ------------- ------------- ---------- -------------------
126,878              68,838       188,539       180,547    189,647             202,843
121,741              95,652        28,166        78,278     13,769               5,339
(40,741)            (37,612)      (29,117)      (70,286)   (56,261)            (18,535)
---------- ------------------- ------------- ------------- ---------- -------------------
207,878             126,878       187,588       188,539    147,155             189,647
========== =================== ============= ============= ========== ===================

MSF METLIFE STOCK INDEX    MSF MFS TOTAL RETURN         MSF MFS VALUE
            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------- ----------------------- ---------------------
     2011          2010       2011         2010       2011       2010
------------ ------------- ---------- ------------ ---------- ----------
2,472,007     2,209,022    211,123      212,740    294,312    240,463
  597,345       516,635     38,460       29,219     78,643    105,069
 (368,615)     (253,650)   (46,343)     (30,836)   (64,016)   (51,220)
------------ ------------- ---------- ------------ ---------- ----------
2,700,737     2,472,007    203,240      211,123    308,939    294,312
============ ============= ========== ============ ========== ==========

 MSF OPPENHEIMER                              MSF T. ROWE PRICE
   GLOBAL EQUITY    MSF RUSSELL 2000 INDEX     LARGE CAP GROWTH
     SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
------------------- ------------------------- --------------------
  2011      2010       2011           2010      2011       2010
--------- --------- ---------- -------------- --------- ----------
42,345    37,234    181,098         48,032    62,021     66,384
14,484    11,357    205,362        171,166     1,733      1,862
(7,534)   (6,246)   (70,585)       (38,100)   (5,698)    (6,225)
--------- --------- ---------- -------------- --------- ----------
49,295    42,345    315,875        181,098    58,056     62,021
========= ========= ========== ============== ========= ==========

         MSF WESTERN ASSET    OPPENHEIMER VA MAIN STREET
MANAGEMENT U.S. GOVERNMENT              SMALL- & MID-CAP    PIMCO VIT HIGH YIELD
               SUB-ACCOUNT                   SUB-ACCOUNT             SUB-ACCOUNT
----------------------------- ----------------------------- -----------------------
     2011             2010       2011               2010     2011           2010
------------ ---------------- ---------- ------------------ -------- --------------
1,601,209        1,092,065    169,474            107,367    8,203         10,757
  905,342        1,246,458     50,759             75,040      781          3,084
 (854,599)        (737,314)   (23,770)           (12,933)    (243)        (5,638)
------------ ---------------- ---------- ------------------ -------- --------------
1,651,952        1,601,209    196,463            169,474    8,741          8,203
============ ================ ========== ================== ======== ==============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2011 AND 2010:

                                                            PIONEER VCT EMERGING
                                  PIMCO VIT LOW DURATION                 MARKETS    PIONEER VCT MID CAP VALUE
                                             SUB-ACCOUNT             SUB-ACCOUNT                  SUB-ACCOUNT
                                  ------------------------- ----------------------- ----------------------------
                                    2011            2010       2011         2010      2011               2010
                                  --------- --------------- ---------- ------------ --------- ------------------
Units beginning of year           12,187          14,162      2,553        2,657    46,503             39,695
Units issued and transferred
  from other funding options         816           5,623         24            3    11,916             10,680
Units redeemed and transferred to
  other funding options             (466)         (7,598)    (1,605)        (107)   (6,340)            (3,872)
                                  --------- --------------- ---------- ------------ --------- ------------------
Units end of year                 12,537          12,187        972        2,553    52,079             46,503
                                  ========= =============== ========== ============ ========= ==================

                                                                                    RUSSELL GLOBAL REAL ESTATE
                                  RUSSELL AGGRESSIVE EQUITY    RUSSELL CORE BOND                    SECURITIES
                                                SUB-ACCOUNT          SUB-ACCOUNT                   SUB-ACCOUNT
                                  ---------------------------- -------------------- -----------------------------
                                       2011            2010      2011       2010          2011            2010
                                  ------------ --------------- --------- ---------- ------------- ---------------
Units beginning of year                 381             576     3,020      4,087           310             435
Units issued and transferred
  from other funding options             --              10        --         63            --               1
Units redeemed and transferred to
  other funding options                 (96)           (205)   (1,232)    (1,130)          (52)           (126)
                                  ------------ --------------- --------- ---------- ------------- ---------------
Units end of year                       285             381     1,788      3,020           258             310
                                  ============ =============== ========= ========== ============= ===============

(a) For the period May 2, 2011 to December 31, 2011.

(b) For the period May 3, 2010 to December 31, 2010.

(c) For the period September 27, 2010 to December 31, 2010.

PIONEER VCT REAL ESTATE SHARES    PUTNAM VT EQUITY INCOME    PUTNAM VT MULTI-CAP GROWTH
                   SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
--------------------------------- -------------------------- -----------------------------
2011                      2010     2011              2010      2011             2010 (c)
------- ------------------------- ----- -------------------- --------- -------------------
 406                       407    1,060             2,414    24,393                  --
  --                        --       --                --     4,221              28,641
  (2)                       (1)      --            (1,354)   (4,021)             (4,248)
------- ------------------------- ----- -------------------- --------- -------------------
 404                       406    1,060             1,060    24,593              24,393
======= ========================= ===== ==================== ========= ===================

RUSSELL MULTI-STYLE EQUITY    RUSSELL NON-U.S.    UIF U.S. REAL ESTATE
               SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
----------------------------- ------------------- -----------------------
  2011                2010     2011       2010       2011         2010
--------- ------------------- -------- ---------- ---------- ------------
 3,947               5,994    1,796      2,565    130,897      137,424
 1,084                  75       --         47     19,477       20,923
(1,155)             (2,122)    (461)      (816)   (24,740)     (27,450)
--------- ------------------- -------- ---------- ---------- ------------
 3,876               3,947    1,335      1,796    125,634      130,897
========= =================== ======== ========== ========== ============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund for the respective stated periods in the five years ended December 31, 2011:

                                           AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                   ------------------------------------ ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ------- ----------------- ---------- ------------- ----------- -------------------
American Funds Bond           2011 468,099     16.66 - 18.46  8,145,747          3.27 0.95 - 1.65      4.37 - 5.11
  Sub-Account                 2010 375,057     15.96 - 17.57  6,229,519          3.64 0.95 - 1.65      4.70 - 5.44
  (Commenced 4/28/2008)       2009 208,233     15.25 - 16.66  3,287,228          3.94 0.95 - 1.65    10.76 - 11.54
                              2008 109,249     13.76 - 14.68  1,557,543         10.52 1.10 - 1.65 (10.84) - (10.34)
American Funds Global         2011 836,406     23.00 - 27.23 20,206,257          1.30 0.75 - 1.90  (10.60) - (9.56)
  Growth Sub-Account          2010 887,906     25.73 - 30.11 23,819,624          1.50 0.75 - 1.90     9.64 - 10.91
                              2009 893,358     23.47 - 27.15 21,667,917          1.47 0.75 - 1.90    39.62 - 41.24
                              2008 859,773     16.81 - 19.22 14,802,920          2.05 0.75 - 1.90 (39.55) - (38.85)
                              2007 623,978     27.80 - 30.77 17,713,054          3.27 0.95 - 1.90    12.68 - 13.76
American Funds Global Small   2011 129,850     23.96 - 27.10  3,307,363          1.34 0.75 - 1.65 (20.47) - (19.75)
  Capitalization Sub-Account  2010 102,458     30.13 - 33.77  3,265,181          1.82 0.75 - 1.65    20.41 - 21.50
  (Commenced 2/20/2007 and    2009  66,754     25.02 - 27.79  1,755,311          0.35 0.75 - 1.65    58.66 - 60.09
  began transactions in 2008) 2008  34,506     15.77 - 17.36    562,980            -- 0.75 - 1.65 (54.29) - (53.87)
American Funds Growth         2011 308,858   128.88 - 177.66 44,137,061          0.62 0.75 - 1.90   (6.08) - (4.99)
  Sub-Account                 2010 306,979   137.22 - 186.99 46,146,389          0.75 0.75 - 1.90    16.45 - 17.79
                              2009 293,272   117.84 - 158.75 37,226,790          0.70 0.75 - 1.90    36.79 - 38.37
                              2008 245,411    86.15 - 114.72 22,343,828          0.95 0.75 - 1.90 (45.03) - (44.39)
                              2007 166,443   156.72 - 172.44 27,274,788          1.01 1.50 - 1.90    10.22 - 10.67
American Funds Growth-Income  2011 244,111    88.08 - 114.82 23,202,268          1.54 0.95 - 1.90   (3.67) - (2.76)
  Sub-Account                 2010 262,878    91.44 - 118.07 25,711,939          1.49 0.95 - 1.90     9.33 - 10.37
                              2009 262,438    83.63 - 106.98 23,238,151          1.71 0.95 - 1.90    28.77 - 30.00
                              2008 233,938     64.95 - 82.29 15,993,876          1.92 0.95 - 1.90 (39.02) - (38.44)
                              2007 177,704   106.50 - 117.20 19,825,012          1.99 1.50 - 1.90      3.06 - 3.47
Fidelity VIP Contrafund       2011 392,623     36.90 - 43.00 15,117,808          0.93 0.95 - 1.85   (4.42) - (3.56)
  Sub-Account                 2010 411,753     38.61 - 44.59 16,467,673          1.12 0.95 - 1.85    14.96 - 16.00
                              2009 407,284     33.58 - 38.44 14,051,178          1.37 0.95 - 1.85    33.17 - 34.38
                              2008 391,868     25.21 - 28.60 10,108,558          0.96 0.95 - 1.85 (43.67) - (43.16)
                              2007 330,921     44.76 - 46.54 15,082,787          1.02 1.55 - 1.85    15.34 - 15.69
Fidelity VIP Equity-Income    2011   4,185     12.79 - 51.02     59,186          2.22 1.40 - 1.50   (0.84) - (0.74)
  Sub-Account                 2010   4,588     12.88 - 51.45     65,050          1.66 1.40 - 1.50    13.21 - 13.32
                              2009   4,629     11.37 - 45.45     57,560          2.53 1.40 - 1.50    27.95 - 28.08
                              2008   3,252      8.88 - 35.52     32,800          2.36 1.40 - 1.50 (43.67) - (43.61)
                              2007   3,241     15.74 - 63.05     57,301          1.36 1.40 - 1.50   (0.24) - (0.14)
Fidelity VIP Mid Cap          2011 232,263     36.47 - 39.95  8,787,231          0.03 0.95 - 1.65 (12.31) - (11.70)
  Sub-Account                 2010 168,251     41.59 - 45.24  7,230,111          0.15 0.95 - 1.65    26.47 - 27.36
                              2009 103,331     32.89 - 35.52  3,482,249          0.55 0.95 - 1.65    37.46 - 38.43
                              2008  63,464     23.92 - 25.28  1,543,057          0.27 1.10 - 1.65 (40.60) - (40.27)
                              2007  31,629     40.27 - 40.82  1,277,778          0.51 1.50 - 1.65    13.44 - 13.61

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    ------------------------------------ ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ------- ----------------- ---------- ------------- ----------- -------------------
FTVIPT Franklin Income         2011 468,933     43.41 - 53.36 21,667,036          5.68 0.95 - 1.85      0.51 - 1.42
  Securities Sub-Account       2010 476,101     43.19 - 52.61 21,653,665          6.69 0.95 - 1.85    10.61 - 11.61
                               2009 479,493     39.05 - 47.14 19,547,644          8.12 0.95 - 1.85    33.11 - 34.31
                               2008 459,807     29.33 - 35.10 14,004,904          5.40 0.95 - 1.85 (30.95) - (30.32)
                               2007 380,964     42.48 - 45.39 16,748,914          3.36 1.50 - 1.85      1.84 - 2.20
FTVIPT Franklin Small Cap      2011 145,881       8.81 - 9.04  1,294,931          0.65 0.95 - 1.50   (5.20) - (4.66)
  Value Securities Sub-Account 2010  90,395       9.29 - 9.48    845,855          0.69 0.95 - 1.50    26.32 - 27.00
  (Commenced 2/20/2007 and     2009  47,999       7.36 - 7.46    354,941          1.62 0.95 - 1.50    27.24 - 27.94
  began transactions in 2008)  2008  22,866       5.78 - 5.83    132,784          1.02 0.95 - 1.50 (34.02) - (33.65)
FTVIPT Mutual Shares           2011 165,249     19.23 - 20.90  3,272,030          2.38 1.10 - 1.65   (2.66) - (2.12)
  Securities Sub-Account       2010 156,210     19.75 - 21.35  3,165,074          1.60 1.10 - 1.65      9.37 - 9.98
                               2009 133,467     18.06 - 19.41  2,461,513          2.00 1.10 - 1.65    23.99 - 24.67
                               2008 109,075     14.57 - 15.57  1,616,209          3.26 1.10 - 1.65 (38.14) - (37.80)
                               2007  92,870     23.55 - 23.94  2,197,713          1.37 1.50 - 1.65      1.78 - 1.93
FTVIPT Templeton Foreign       2011 694,689     11.78 - 29.42 13,424,991          1.68 1.30 - 1.90 (12.32) - (11.69)
  Securities Sub-Account       2010 760,888     13.40 - 33.35 16,187,428          1.90 1.30 - 1.90      6.37 - 7.17
                               2009 822,049     12.56 - 31.17 16,165,177          3.08 1.30 - 1.90    34.47 - 35.43
                               2008 795,639      9.30 - 23.04 11,284,385          2.36 1.30 - 1.90 (41.51) - (41.07)
                               2007 711,214     15.78 - 39.15 16,248,090          1.82 1.30 - 1.90    13.27 - 14.17
FTVIPT Templeton Global        2011 386,576     16.90 - 18.15  6,669,285          5.46 0.95 - 1.50   (2.34) - (1.81)
  Bond Securities Sub-Account  2010 263,278     17.30 - 18.48  4,650,975          1.35 0.95 - 1.50    12.74 - 13.36
  (Commenced 2/20/2007 and     2009 125,265     15.35 - 16.31  1,960,715         14.16 0.95 - 1.50    16.91 - 17.56
  began transactions in 2008)  2008  46,079     13.13 - 13.66    613,252          2.93 1.10 - 1.50      4.62 - 5.04
Invesco V.I. Global Real       2011  90,701       7.17 - 7.32    654,763          4.46 1.10 - 1.50   (8.11) - (7.75)
  Estate Sub-Account           2010  59,248       7.81 - 7.94    466,105          6.00 1.10 - 1.50    15.49 - 15.96
  (Commenced 11/12/2007 and    2009  30,308       6.76 - 6.84    206,250            -- 1.10 - 1.50    29.16 - 29.68
  began transactions in 2008)  2008  17,685       5.23 - 5.28     93,156         31.65 1.10 - 1.50 (45.55) - (45.33)
Invesco V.I. International     2011 269,560     10.36 - 25.68  6,342,135          1.07 0.95 - 1.50   (8.37) - (7.87)
  Growth Sub-Account           2010 191,073     11.27 - 27.87  4,879,813          2.11 0.95 - 1.50    10.93 - 11.55
                               2009 101,307     10.13 - 24.99  2,317,472          1.79 0.95 - 1.50    32.90 - 33.63
                               2008  54,308      7.59 - 18.26    908,185          0.80 1.10 - 1.50 (41.42) - (41.18)
                               2007  19,177     12.91 - 30.15    403,640          0.55 1.30 - 1.50    12.70 - 13.08
Invesco V.I. Van Kampen        2011 845,034     14.83 - 15.75 12,789,403          1.68 0.95 - 1.65   (2.91) - (2.23)
  Equity and Income            2010 666,981     15.27 - 16.11 10,357,864          1.87 0.95 - 1.65    10.20 - 10.97
  Sub-Account                  2009 452,666     13.86 - 14.52  6,338,641          2.82 0.95 - 1.65    20.49 - 21.33
                               2008 366,355     11.50 - 11.97  4,239,538          2.49 0.95 - 1.65 (23.95) - (23.41)
                               2007 314,456     15.12 - 15.23  4,764,594          2.28 1.50 - 1.65      1.66 - 1.81
Invesco V.I. Van Kampen        2011 504,168     12.24 - 24.26  8,967,774          1.11 0.95 - 1.65   (3.86) - (3.18)
  Growth and Income            2010 413,378     11.47 - 22.53  7,460,830          0.09 0.95 - 1.65    10.36 - 11.13
  Sub-Account                  2009 271,949     11.54 - 22.55  4,204,463          3.64 0.95 - 1.65    22.08 - 22.94
                               2008 178,352      9.45 - 18.34  2,079,324          1.49 0.95 - 1.65 (33.32) - (32.85)
                               2007 109,554     14.18 - 14.33  1,559,237          0.84 1.50 - 1.65      0.84 - 0.99

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                   ------------------------------------ ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ------- ----------------- ---------- ------------- ----------- -------------------
Invesco V.I. Van Kampen Mid   2011 101,338     10.39 - 10.60  1,060,497          0.70 1.10 - 1.50   (0.67) - (0.27)
  Cap Value Sub-Account       2010  70,831     10.46 - 10.63    745,439          0.76 1.10 - 1.50    20.36 - 20.85
  (Commenced 2/20/2007 and    2009  38,678       8.69 - 8.80    337,681          1.13 1.10 - 1.50    37.09 - 37.63
  began transactions in 2008) 2008  18,522       6.34 - 6.39    117,795          0.81 1.10 - 1.50 (42.30) - (42.06)
LMPVET ClearBridge Variable   2011 835,117      8.94 - 14.82 11,131,829          0.19 1.10 - 1.95      0.19 - 1.35
  Aggressive Growth           2010 874,318      8.92 - 14.62 11,442,997          0.14 1.10 - 1.95    22.31 - 23.64
  Sub-Account                 2009 915,734      7.29 - 11.83  9,677,217            -- 1.10 - 1.95    31.60 - 33.10
                              2008 866,787       7.78 - 8.89  6,880,616            -- 1.10 - 1.90 (41.53) - (41.06)
                              2007 777,004     13.31 - 13.62 10,475,283            -- 1.50 - 1.90   (0.42) - (0.01)
LMPVET ClearBridge Variable   2011 443,325     29.21 - 34.98 14,239,922          1.76 0.95 - 1.90      0.68 - 1.64
  Appreciation Sub-Account    2010 355,526     29.01 - 34.42 11,226,240          1.86 0.95 - 1.90    10.51 - 11.56
                              2009 253,445     11.03 - 30.85  7,122,282          2.48 0.95 - 1.90    19.82 - 20.96
                              2008 193,892     11.28 - 25.50  4,381,445          1.49 0.95 - 1.90 (30.77) - (29.98)
                              2007 154,202     31.59 - 33.71  4,934,030          1.44 1.50 - 1.90      6.37 - 6.80
LMPVET ClearBridge Variable   2011 779,019      9.75 - 14.28 10,243,903          3.37 0.95 - 1.90    (1.76) - 6.69
  Equity Income Builder       2010 636,572     10.43 - 13.39  7,893,569          3.89 0.95 - 1.85    10.07 - 11.06
  Sub-Account                 2009 616,080      9.45 - 12.06  6,870,557          3.25 0.95 - 1.85    20.38 - 21.47
                              2008 540,604       7.82 - 9.92  4,958,838          1.03 0.95 - 1.85 (36.16) - (35.58)
                              2007 491,630     14.69 - 14.97  6,949,079          1.71 1.50 - 1.85      3.41 - 3.78
LMPVET ClearBridge Variable   2011 229,103     27.56 - 32.59  6,804,041          1.42 0.95 - 1.90   (7.96) - (7.08)
  Fundamental All Cap Value   2010 213,926     29.95 - 35.07  6,848,066          1.83 0.95 - 1.90    14.41 - 15.50
  Sub-Account                 2009 194,803     26.17 - 30.36  5,394,668          1.49 0.95 - 1.90    26.92 - 28.14
                              2008 174,312     20.62 - 23.70  3,758,198          1.83 0.95 - 1.90 (37.78) - (37.18)
                              2007 151,388     33.14 - 35.06  5,189,168          1.65 1.50 - 1.90   (0.65) - (0.25)
LMPVET ClearBridge Variable   2011  20,667     12.66 - 13.38    269,642          0.39 1.50 - 1.90   (2.51) - (2.12)
  Large Cap Growth            2010  27,095     12.99 - 13.67    361,848          0.11 1.50 - 1.90      7.77 - 8.19
  Sub-Account                 2009  38,293     12.05 - 12.63    473,184          0.29 1.50 - 1.90    39.69 - 40.27
                              2008  34,369       8.63 - 9.01    303,205          0.28 1.50 - 1.90 (38.48) - (38.23)
                              2007  34,871     14.02 - 14.58    498,459          0.07 1.50 - 1.90      3.31 - 3.73
LMPVET ClearBridge Variable   2011  67,445     14.19 - 15.00    984,263          2.19 1.50 - 1.90      2.98 - 3.39
  Large Cap Value Sub-Account 2010  72,008     13.78 - 14.51  1,018,528          3.01 1.50 - 1.90      7.41 - 7.83
                              2009  71,480     12.83 - 13.45    938,872          1.84 1.50 - 1.90    22.16 - 22.65
                              2008  79,048     10.50 - 10.97    847,551          2.23 1.50 - 1.90 (36.84) - (36.59)
                              2007  21,114     16.63 - 17.30    357,828          1.65 1.50 - 1.90    (5.25) - 2.19
LMPVET ClearBridge Variable   2011 167,508     14.03 - 18.02  2,624,198            -- 1.10 - 1.90    (0.52) - 0.28
  Small Cap Growth            2010 165,716     14.10 - 17.97  2,538,303            -- 1.10 - 1.90    22.83 - 23.81
  Sub-Account                 2009 133,833     11.48 - 14.52  1,636,184            -- 1.10 - 1.90    40.07 - 41.22
                              2008 113,589      8.19 - 10.28    962,401            -- 1.10 - 1.90 (41.83) - (41.36)
                              2007 104,212     14.09 - 14.41  1,480,386            -- 1.50 - 1.90      7.93 - 8.36
LMPVET Investment Counsel     2011     345     28.66 - 29.51     10,091          1.14 1.50 - 1.65   (1.65) - (1.51)
  Variable Social Awareness   2010     347     29.14 - 29.97     10,289          1.37 1.50 - 1.65    10.32 - 10.48
  Sub-Account                 2009     359     26.41 - 27.12      9,639          1.58 1.50 - 1.65    20.83 - 21.01
                              2008     344     21.50 - 22.41      7,645          1.97 1.50 - 1.75 (26.50) - (26.32)
                              2007     351     29.71 - 30.42     10,573          1.55 1.50 - 1.65      9.07 - 9.24

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                   ---------------------------------------- ---------------------------------------------
                                                                                           EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ---------- ----------------- ----------- ------------- ----------- -------------------
LMPVET Variable Lifestyle     2011    127,101     16.54 - 17.95   2,169,386          3.08 1.10 - 1.65    (0.48) - 0.07
  Allocation 50% Sub-Account  2010     79,754     16.62 - 17.94   1,345,207          3.37 1.10 - 1.65     6.39 - 12.65
                              2009     66,323     14.77 - 15.06     987,781          5.18 1.50 - 1.65    30.15 - 30.35
                              2008     51,774     11.35 - 11.55     594,061          3.39 1.50 - 1.65 (28.53) - (28.42)
                              2007     56,674     15.88 - 16.14     908,688          5.01 1.50 - 1.65      1.51 - 1.67
LMPVET Variable Lifestyle     2011     14,235     13.99 - 14.30     199,540          1.87 1.50 - 1.65   (2.20) - (2.06)
  Allocation 70% Sub-Account  2010     15,765     14.30 - 14.60     225,913          2.18 1.50 - 1.65    13.12 - 13.30
                              2009     15,956     12.64 - 12.89     202,085          3.14 1.50 - 1.65    30.73 - 30.93
                              2008     25,139       9.67 - 9.84     243,783          2.77 1.50 - 1.65 (33.87) - (33.77)
                              2007     19,241     14.62 - 14.86     282,073          6.89 1.50 - 1.65      2.13 - 2.28
LMPVET Variable Lifestyle     2011     68,995     13.34 - 14.27     942,680          1.53 1.20 - 1.65   (3.90) - (3.47)
  Allocation 85% Sub-Account  2010     65,013     13.88 - 14.47     921,330          1.73 1.35 - 1.65    13.81 - 14.15
                              2009     52,840     12.20 - 12.68     656,860          2.58 1.35 - 1.65    30.31 - 30.69
                              2008     29,209       9.36 - 9.70     277,173          2.59 1.35 - 1.65 (38.44) - (38.26)
                              2007     10,133     15.21 - 15.46     154,963          6.84 1.50 - 1.65      1.66 - 1.82
LMPVIT Western Asset          2011    340,720     18.31 - 20.85   6,570,081          8.51 0.95 - 1.90    (0.20) - 0.75
  Variable Global High Yield  2010    292,566     18.35 - 20.70   5,616,288          9.37 0.95 - 1.90    12.76 - 13.83
  Bond Sub-Account            2009    276,974     16.27 - 18.18   4,674,261         11.36 0.95 - 1.90    52.62 - 54.08
                              2008    269,405     10.66 - 11.80   2,965,293         11.37 0.95 - 1.90 (32.13) - (31.48)
                              2007    230,195     15.71 - 16.73   3,701,261         10.61 1.25 - 1.90   (5.14) - (1.56)
MIST AllianceBernstein Global 2011  7,184,466       9.70 - 9.75  69,893,488          0.91 1.15 - 2.00   (3.03) - (2.48)
  Dynamic Allocation
  Sub-Account
  (Commenced 5/2/2011)
MIST American Funds Balanced  2011 18,410,307       9.35 - 9.69 174,547,923          1.24 1.00 - 1.95   (4.01) - (3.10)
  Allocation Sub-Account      2010 15,380,031      9.75 - 10.00 151,294,869          1.03 1.00 - 1.95    10.00 - 11.05
  (Commenced 4/28/2008)       2009  9,334,292       8.86 - 9.00  83,155,064            -- 1.00 - 1.95    20.40 - 27.85
                              2008  3,473,919       6.99 - 7.02  24,318,302          6.70 1.30 - 1.95 (30.14) - (29.83)
MIST American Funds Bond      2011  2,370,898     10.57 - 10.84  25,369,859          2.11 1.30 - 2.00      3.70 - 4.42
  Sub-Account                 2010  1,832,374     10.20 - 10.38  18,844,157          1.65 1.30 - 1.95      4.05 - 4.73
  (Commenced 4/28/2008)       2009  1,329,950       9.81 - 9.92  13,102,454            -- 1.30 - 1.95     9.96 - 10.67
                              2008    293,127       8.92 - 8.96   2,619,221         10.39 1.30 - 1.95 (10.81) - (10.41)
MIST American Funds Growth    2011  9,221,546       8.66 - 8.92  80,838,441          1.11 1.15 - 1.95   (6.57) - (5.82)
  Allocation Sub-Account      2010  8,923,152       9.27 - 9.47  83,427,211          0.87 1.15 - 1.95    11.30 - 12.18
  (Commenced 4/28/2008)       2009  8,086,173       8.33 - 8.44  67,700,167            -- 1.15 - 1.95    31.44 - 32.51
                              2008  3,827,807       6.34 - 6.37  24,301,779          8.65 1.15 - 1.95 (36.64) - (36.29)
MIST American Funds Growth    2011  4,523,749       8.47 - 8.69  38,863,691          0.39 1.30 - 2.00   (6.49) - (5.83)
  Sub-Account                 2010  4,189,234       9.07 - 9.23  38,298,391          0.21 1.30 - 1.95    16.05 - 16.79
  (Commenced 4/28/2008)       2009  2,269,453       7.82 - 7.90  17,832,066            -- 1.30 - 1.95    36.20 - 37.09
                              2008    856,326       5.74 - 5.76   4,924,788          7.85 1.30 - 1.95 (42.62) - (42.36)
MIST American Funds           2011  2,377,498       7.42 - 7.61  17,883,657          1.36 1.30 - 2.00 (15.97) - (15.38)
  International Sub-Account   2010  1,972,696       8.84 - 9.00  17,590,027          0.76 1.30 - 1.95      4.83 - 5.51
  (Commenced 4/28/2008)       2009  1,197,511       8.43 - 8.53  10,150,631            -- 1.30 - 1.95    39.80 - 40.72
                              2008    528,117       6.03 - 6.06   3,192,270         12.15 1.30 - 1.95 (39.68) - (39.41)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                               AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                    ---------------------------------------- ---------------------------------------------
                                                                                            EXPENSE(2)         TOTAL(3)
                                                      UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                       LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                         UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    ---------- ----------------- ----------- ------------- ----------- -------------------
MIST American Funds Moderate   2011 10,953,176      9.81 - 10.16 108,879,963          1.53 1.00 - 1.95   (1.74) - (0.81)
  Allocation Sub-Account       2010  9,495,753      9.99 - 10.25  95,684,335          1.38 1.00 - 1.95      7.79 - 8.82
  (Commenced 4/28/2008)        2009  5,591,093       9.27 - 9.42  52,072,400            -- 1.00 - 1.95    21.01 - 21.99
                               2008  1,593,813       7.66 - 7.69  12,226,948          8.11 1.30 - 1.95 (23.43) - (23.09)
MIST AQR Global Risk           2011  8,143,593     10.56 - 10.62  86,313,466          3.25 1.15 - 2.00      2.11 - 2.69
  Balanced Sub-Account
  (Commenced 5/2/2011)
MIST BlackRock Global Tactical 2011 13,813,399       9.53 - 9.58 132,070,456          1.50 1.15 - 2.00   (4.70) - (4.15)
  Strategies Sub-Account
  (Commenced 5/2/2011)
MIST BlackRock High Yield      2011    887,783     19.26 - 23.15  18,040,916          6.18 0.75 - 1.95      0.37 - 1.58
  Sub-Account                  2010    683,030     19.19 - 22.79  13,713,600          5.96 0.75 - 1.95    13.54 - 14.91
                               2009    453,735     16.90 - 18.43   7,998,274          3.94 1.30 - 1.95    43.82 - 44.75
                               2008    122,673     11.75 - 12.73   1,506,242          5.73 1.30 - 1.95 (25.63) - (24.95)
                               2007     58,278     16.41 - 16.78     966,595          2.58 1.70 - 1.90      0.75 - 0.96
MIST BlackRock Large Cap       2011    145,676      8.90 - 10.15   1,336,178          0.93 0.75 - 1.90   (1.68) - (0.58)
  Core Sub-Account             2010    124,511      9.05 - 10.21   1,152,486          1.19 0.75 - 1.90    10.47 - 11.53
                               2009     93,011       8.20 - 8.94     778,555          1.23 0.95 - 1.90    16.95 - 23.33
                               2008     63,708       7.01 - 7.20     454,220          0.50 1.65 - 1.90 (38.49) - (38.33)
                               2007     36,871     11.39 - 11.67     425,769          0.89 1.65 - 1.90   (2.86) - (2.72)
MIST Clarion Global Real       2011  1,301,495     12.73 - 23.72  16,952,391          3.80 0.75 - 1.95   (7.40) - (6.29)
  Estate Sub-Account           2010  1,179,259     13.75 - 25.39  16,534,156          8.12 0.75 - 1.95    13.86 - 15.23
                               2009  1,131,782     12.07 - 22.14  13,901,360          3.22 0.75 - 1.95    32.13 - 33.73
                               2008  1,013,561      9.14 - 16.62   9,394,523          1.65 1.30 - 1.95 (42.80) - (42.37)
                               2007    861,112     15.98 - 28.84  13,923,483          0.88 1.30 - 1.95 (16.66) - (15.99)
MIST Dreman Small Cap Value    2011    286,347     12.76 - 13.57   3,694,792          1.69 0.75 - 1.90 (11.81) - (11.03)
  Sub-Account                  2010    284,366     14.47 - 15.25   4,152,343          0.86 0.75 - 1.90    17.29 - 18.35
                               2009    319,511     12.33 - 12.89   3,969,634          0.92 0.75 - 1.90    26.66 - 27.81
                               2008    303,425      9.74 - 10.08   2,969,988          0.73 0.75 - 1.90 (26.63) - (25.19)
                               2007    245,528     13.27 - 13.40   3,272,627            -- 1.55 - 1.90   (2.85) - (2.50)
MIST Goldman Sachs Mid Cap     2011  1,252,452     13.75 - 14.45  17,638,946          0.47 1.30 - 1.95   (8.10) - (7.50)
  Value Sub-Account            2010  1,066,656     14.96 - 15.63  16,274,724          0.97 1.30 - 1.95    21.83 - 22.63
                               2009  1,092,327     12.28 - 12.74  13,629,048          1.24 1.30 - 1.95    29.75 - 30.59
                               2008  1,193,942       9.47 - 9.76  11,451,424          0.77 1.30 - 1.95 (37.31) - (36.90)
                               2007  1,310,760     15.10 - 15.47  19,992,162          0.47 1.30 - 1.95      1.09 - 1.76
MIST Harris Oakmark            2011  2,793,398     15.08 - 17.02  45,903,086            -- 1.30 - 1.95 (15.91) - (15.36)
  International Sub-Account    2010  2,431,947     17.87 - 20.10  47,386,518          1.91 1.30 - 1.95    14.17 - 14.91
                               2009  2,208,108     15.61 - 17.50  37,601,098          7.86 1.30 - 1.95    43.86 - 53.06
                               2008  2,198,029     10.92 - 11.43  24,562,840          1.65 1.30 - 1.95 (42.03) - (41.65)
                               2007  2,251,675     18.84 - 19.59  43,281,131          0.78 1.30 - 1.95   (3.04) - (2.40)
MIST Invesco Small Cap         2011  1,263,477     14.66 - 15.83  19,171,743            -- 1.20 - 1.95   (2.98) - (2.25)
  Growth Sub-Account           2010  1,207,424     15.12 - 16.20  18,816,649            -- 1.20 - 1.95    23.75 - 24.67
                               2009  1,169,497     12.22 - 12.99  14,686,241            -- 1.20 - 1.95    31.23 - 32.23
                               2008  1,042,611       9.31 - 9.74   9,943,798            -- 1.30 - 1.95 (39.92) - (39.52)
                               2007    956,779     15.49 - 16.11  15,138,596            -- 1.30 - 1.95      8.91 - 9.63

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                            AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                  -------------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                   UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                    LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                      UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  --------- ----------------- ---------- ------------- ----------- -------------------
MIST Janus Forty Sub-Account 2011    59,926   107.94 - 146.05  7,299,484          1.73 1.30 - 1.95   (9.33) - (8.74)
                             2010    51,705   118.70 - 160.04  6,735,751          1.55 1.30 - 1.90      3.52 - 8.00
                             2009    33,785   110.29 - 121.06  3,870,933            -- 1.55 - 1.90    40.52 - 41.01
                             2008    28,273     78.49 - 85.85  2,309,828          4.45 1.55 - 1.90 (42.95) - (42.75)
                             2007    10,267   137.59 - 149.97  1,470,259          0.07 1.55 - 1.90    28.00 - 28.45
MIST Lazard Mid Cap          2011   911,894     13.77 - 15.56 12,938,747          0.72 0.75 - 1.95   (7.10) - (5.98)
  Sub-Account                2010   889,934     14.82 - 16.55 13,534,881          0.88 0.75 - 1.95    20.48 - 21.94
                             2009   900,708     12.30 - 13.58 11,320,035          1.15 0.75 - 1.95    34.13 - 35.74
                             2008   809,619      9.17 - 10.00  7,568,836          0.92 0.75 - 1.95 (39.50) - (38.76)
                             2007   684,831     15.15 - 16.33 10,567,455          0.30 0.75 - 1.95  (15.02) - (3.97)
MIST Legg Mason ClearBridge  2011 2,990,808      6.45 - 10.78 22,350,038            -- 0.75 - 1.95    (9.33) - 2.12
  Aggressive Growth          2010 1,609,764      7.16 - 10.56 11,951,497            -- 1.30 - 1.95    21.40 - 22.32
  Sub-Account                2009 1,592,359       5.90 - 8.63  9,705,295            -- 1.30 - 1.95    30.41 - 31.60
                             2008 1,634,211       4.53 - 6.56  7,613,664            -- 1.30 - 1.95 (40.23) - (39.80)
                             2007 1,602,616      7.57 - 10.90 12,451,979            -- 1.30 - 1.95      0.28 - 1.17
MIST Loomis Sayles Global    2011 1,418,112     12.28 - 12.74 17,703,592          2.34 1.30 - 1.95   (3.38) - (2.75)
  Markets Sub-Account        2010 1,189,310     12.71 - 13.10 15,314,944          3.19 1.30 - 1.95    19.66 - 20.43
                             2009 1,074,515     10.62 - 10.88 11,527,695          2.03 1.30 - 1.95    38.09 - 39.00
                             2008   951,326       7.69 - 7.83  7,371,133          4.77 1.30 - 1.95 (40.44) - (40.05)
                             2007   699,151     12.92 - 13.06  9,069,241            -- 1.30 - 1.95    25.37 - 26.19
MIST Lord Abbett Bond        2011 1,223,138     22.68 - 26.46 28,878,914          5.94 0.75 - 2.00    (0.17) - 3.68
  Debenture Sub-Account      2010 1,296,840     22.23 - 25.52 29,798,917          6.42 0.75 - 1.95    10.79 - 12.12
                             2009 1,343,714     20.06 - 22.76 27,780,072          7.02 0.75 - 1.95    34.13 - 35.75
                             2008 1,268,542     14.96 - 16.77 19,475,363          4.29 0.75 - 1.95 (20.18) - (19.21)
                             2007 1,381,928     18.74 - 20.75 26,501,097          5.06 0.75 - 1.95      4.48 - 5.75
MIST Lord Abbett Mid Cap     2011   665,042     22.33 - 26.72 15,863,842          0.52 0.75 - 2.00   (5.60) - (4.41)
  Value Sub-Account          2010   604,334     23.81 - 27.96 15,151,640          0.57 0.75 - 1.95    23.11 - 24.59
                             2009   510,722     19.34 - 22.44 10,348,382          1.87 0.75 - 1.95    24.09 - 25.59
                             2008   342,667     15.59 - 17.87  5,552,501          0.53 0.75 - 1.95 (39.96) - (39.23)
                             2007   257,255     26.10 - 29.40  6,954,577          0.64 0.75 - 1.90   (1.30) - (0.16)
MIST Met/Eaton Vance         2011   320,769     10.19 - 10.30  3,288,088          1.73 1.30 - 1.95      0.04 - 0.69
  Floating Rate Sub-Account  2010    94,043     10.19 - 10.23    959,820            -- 1.30 - 1.95      1.91 - 2.31
  (Commenced 5/3/2010)
MIST Met/Franklin Low        2011   675,591       9.73 - 9.81  6,592,681            -- 0.75 - 1.95   (2.68) - (1.90)
  Duration Total Return
  Sub-Account
  (Commenced 5/2/2011)
MIST Met/Franklin Mutual     2011 1,581,607       8.54 - 8.94 13,780,080          2.68 0.75 - 2.00   (2.51) - (1.28)
  Shares Sub-Account         2010 1,266,010       8.77 - 9.06 11,250,805            -- 0.75 - 1.95     8.88 - 10.18
  (Commenced 4/28/2008)      2009   713,224       8.05 - 8.22  5,792,038            -- 0.75 - 1.95    22.48 - 23.95
                             2008   121,515       6.58 - 6.63    801,068          4.98 0.75 - 1.95 (34.25) - (33.70)
MIST Met/Franklin Templeton  2011 4,065,830       9.17 - 9.60 37,984,248          1.64 0.75 - 2.00   (3.71) - (2.49)
  Founding Strategy          2010 3,720,360       9.53 - 9.85 35,877,430            -- 0.75 - 1.95      7.91 - 9.22
  Sub-Account                2009 2,790,089       8.83 - 9.02 24,813,206            -- 0.75 - 1.95    26.07 - 27.60
  (Commenced 4/28/2008)      2008 1,095,124       7.01 - 7.07  7,691,593          4.20 0.75 - 1.95 (29.93) - (29.35)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                ---------------------------------------- ---------------------------------------------
                                                                                        EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                ---------- ----------------- ----------- ------------- ----------- -------------------
MIST Met/Templeton Growth  2011    285,820      8.22 - 13.08   3,000,155          0.81 0.75 - 1.90   (8.65) - (7.59)
  Sub-Account              2010    125,220      9.10 - 14.25   1,569,826          0.19 0.75 - 1.85      4.76 - 6.85
  (Commenced 4/28/2008)    2009     14,362       8.66 - 8.69     124,704          0.02 0.75 - 0.95    31.37 - 31.63
                           2008      2,313       6.59 - 6.60      15,252          1.01 0.75 - 0.95 (34.10) - (34.01)
MIST Met/Templeton         2011    408,693     11.83 - 12.20   4,874,190          7.16 0.75 - 1.90   (2.20) - (1.07)
  International Bond       2010    285,820     12.10 - 12.33   3,474,197          0.86 0.75 - 1.90     4.23 - 12.08
  Sub-Account              2009     30,597     10.86 - 10.90     332,971            -- 1.30 - 1.90      8.61 - 9.04
  (Commenced 5/4/2009)
MIST MetLife Aggressive    2011  7,606,508     10.37 - 11.30  80,532,622          1.06 0.75 - 1.95   (7.59) - (6.47)
  Strategy Sub-Account     2010  6,701,246     11.22 - 12.08  76,527,731          1.18 0.75 - 1.95    14.25 - 15.63
                           2009  6,042,724      9.82 - 10.15  60,222,405            -- 1.30 - 1.95    30.09 - 30.94
                           2008  5,804,501       7.55 - 7.75  44,335,779          3.68 1.30 - 1.95 (41.96) - (41.58)
                           2007  5,687,800     13.00 - 13.27  74,631,869          1.20 1.30 - 1.95      0.89 - 1.55
MIST MetLife Balanced Plus 2011 14,646,924       9.35 - 9.40 137,361,488          0.29 1.15 - 2.00   (6.54) - (6.01)
  Sub-Account
  (Commenced 5/2/2011)
MIST MetLife Balanced      2011 43,671,537     11.08 - 12.12 498,504,417          1.57 0.75 - 2.00   (5.54) - (2.44)
  Strategy Sub-Account     2010 39,926,731     11.53 - 12.42 470,355,135          2.01 0.75 - 1.95    11.40 - 12.74
                           2009 31,446,847     10.35 - 11.02 330,982,677            -- 0.75 - 1.95    25.86 - 27.39
                           2008 26,886,863       8.23 - 8.65 223,880,205          4.81 0.75 - 1.95 (33.26) - (32.45)
                           2007 25,484,457     12.32 - 12.58 316,936,441          1.63 1.30 - 1.95      2.85 - 3.52
MIST MetLife Defensive     2011 15,428,507     11.66 - 12.71 184,041,521          2.21 0.75 - 1.95    (0.18) - 1.02
  Strategy Sub-Account     2010 13,403,026     11.68 - 12.58 159,691,427          3.15 0.75 - 1.95     8.76 - 10.07
                           2009 11,376,437     10.74 - 11.43 124,069,529          2.89 0.75 - 1.95    20.53 - 22.00
                           2008  7,796,898       8.91 - 9.33  70,218,620          1.30 0.85 - 1.95 (22.19) - (21.32)
                           2007  4,639,907     11.45 - 11.86  53,548,580          2.03 0.85 - 1.95      3.86 - 5.02
MIST MetLife Growth        2011 32,058,417     10.77 - 11.73 352,318,389          1.53 0.75 - 1.95   (5.73) - (4.59)
  Strategy Sub-Account     2010 33,700,218     11.42 - 12.30 391,701,933          1.70 0.75 - 1.95    13.27 - 14.62
                           2009 34,986,731     10.08 - 10.73 358,063,533            -- 0.75 - 1.95    27.58 - 29.13
                           2008 32,877,486       7.90 - 8.31 262,939,644          3.57 0.75 - 1.95 (39.07) - (38.33)
                           2007 30,046,540     12.97 - 13.24 393,211,798          1.15 1.30 - 1.95      2.67 - 3.34
MIST MetLife Moderate      2011 23,395,250     11.51 - 12.54 275,958,841          1.79 0.75 - 1.95   (2.04) - (0.86)
  Strategy Sub-Account     2010 21,317,528     11.75 - 12.65 255,437,949          2.43 0.75 - 1.95    10.23 - 11.55
                           2009 16,067,670     10.66 - 11.34 174,021,399          3.24 0.75 - 1.95    23.66 - 25.14
                           2008 13,256,018       8.62 - 9.06 115,658,116          1.71 0.75 - 1.95 (27.85) - (26.97)
                           2007 11,270,605     11.94 - 12.19 135,865,886          1.95 1.30 - 1.95      4.15 - 4.83
MIST MFS Emerging Markets  2011  3,451,214      9.74 - 18.78  34,418,643          1.40 0.75 - 2.00 (20.32) - (19.31)
  Equity Sub-Account       2010  2,973,091     12.25 - 23.35  37,055,385          1.02 0.75 - 1.95    21.27 - 22.72
                           2009  2,332,923     10.11 - 19.10  23,907,903          1.65 0.75 - 1.95    65.68 - 67.70
                           2008  1,936,402      6.10 - 11.45  11,946,033          0.91 1.10 - 1.95 (56.39) - (53.96)
                           2007    647,619     13.99 - 14.14   9,100,647          0.05 1.30 - 1.95    33.97 - 34.85

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                  ---------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE             INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO         NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($)  ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ---------- ----------------- ----------- ------------- ----------- -------------------
MIST MFS Research            2011  2,524,699     12.04 - 18.28  31,536,568          1.87 0.75 - 1.95 (12.44) - (11.38)
  International Sub-Account  2010  2,550,733     13.76 - 20.69  36,236,011          1.70 0.75 - 1.95     9.25 - 10.57
                             2009  2,589,893     12.59 - 18.78  33,540,235          3.13 0.75 - 1.95    29.04 - 30.58
                             2008  2,552,914      9.76 - 14.43  25,570,277          1.86 1.20 - 1.95 (43.48) - (43.04)
                             2007  2,054,929     17.26 - 25.34  36,338,022          1.18 1.30 - 1.95    11.09 - 56.03
MIST Morgan Stanley Mid Cap  2011    400,721     12.00 - 13.68   5,066,386          0.56 0.75 - 1.95   (8.72) - (7.61)
  Growth Sub-Account         2010    319,793     13.15 - 14.81   4,387,565          0.02 0.75 - 1.95    29.54 - 31.10
                             2009    312,816     10.15 - 11.29   3,277,371            -- 0.75 - 1.95    54.23 - 56.09
                             2008    266,325       6.61 - 7.23   1,791,803          1.32 0.75 - 1.90 (47.76) - (47.15)
                             2007    167,765     12.65 - 13.69   2,154,190            -- 0.75 - 1.90    21.15 - 22.55
MIST Oppenheimer Capital     2011  1,813,852      7.71 - 10.19  14,581,875          0.11 0.75 - 1.95   (3.29) - (2.11)
  Appreciation Sub-Account   2010  1,985,963      7.97 - 10.44  16,437,524          0.44 0.75 - 1.95      7.29 - 8.57
                             2009  2,125,760       7.43 - 9.65  16,330,725            -- 0.75 - 1.95    40.93 - 42.64
                             2008  2,244,732       5.27 - 6.80  12,188,544          3.52 0.75 - 1.95 (46.99) - (46.34)
                             2007  2,418,972      9.95 - 12.72  24,671,347            -- 0.75 - 1.95    12.07 - 13.43
MIST PIMCO Inflation         2011  6,796,818     14.33 - 15.97 100,442,928          1.63 0.75 - 2.00     8.95 - 10.31
  Protected Bond Sub-Account 2010  6,064,219     13.21 - 14.48  81,928,010          2.28 0.75 - 1.95      5.68 - 6.96
                             2009  5,030,576     12.50 - 13.54  64,059,527          3.30 0.75 - 1.95     9.71 - 16.53
                             2008  3,147,910     10.79 - 11.20  34,541,263          3.41 1.30 - 1.95   (8.86) - (8.26)
                             2007  2,418,379     11.82 - 12.19  28,956,045          2.09 1.30 - 1.95      8.65 - 9.36
MIST PIMCO Total Return      2011 11,646,547     15.66 - 17.89 189,897,913          2.65 0.75 - 2.00      1.13 - 2.40
  Sub-Account                2010 10,454,551     15.53 - 17.47 167,621,978          3.34 0.75 - 1.95      6.08 - 7.36
                             2009  7,455,353     14.64 - 16.27 112,145,924          6.46 0.75 - 1.95    15.75 - 17.15
                             2008  4,431,085     12.65 - 13.89  57,333,805          3.44 0.75 - 1.95   (1.53) - (0.34)
                             2007  3,364,195     12.85 - 13.94  44,128,005          3.02 0.75 - 1.95      5.48 - 6.76
MIST Pioneer Fund            2011    494,645     16.11 - 19.99   8,822,057          1.12 0.75 - 1.90   (6.66) - (5.26)
  Sub-Account                2010    359,148     17.26 - 21.10   6,802,879          0.75 0.75 - 1.90    13.75 - 15.35
                             2009    197,630     15.17 - 18.29   3,241,581          1.31 0.75 - 1.90    21.55 - 27.31
                             2008     66,469     12.53 - 14.44     883,215          1.02 0.95 - 1.90 (34.11) - (33.47)
                             2007     36,823     19.02 - 20.11     719,501          0.65 1.50 - 1.90      3.02 - 3.43
MIST Pioneer Strategic       2011  1,593,453     12.43 - 28.98  37,575,883          4.60 0.75 - 1.95      1.46 - 2.86
  Income Sub-Account         2010  1,367,570     12.25 - 28.18  29,389,676          4.48 0.75 - 1.95     9.88 - 11.34
                             2009    674,653     11.15 - 25.31  15,342,606          4.92 0.75 - 1.95    23.24 - 32.09
                             2008    508,820     16.66 - 19.16   8,801,765          6.40 0.75 - 1.85 (12.38) - (11.41)
                             2007    390,847     19.01 - 20.22   7,612,927          0.60 1.25 - 1.85      3.29 - 5.05
MIST Pyramis Government      2011  2,488,756     10.71 - 10.77  26,749,627          0.90 1.15 - 2.00      7.12 - 7.74
  Income Sub-Account
  (Commenced 5/2/2011)
MIST Rainier Large Cap       2011    429,000       7.34 - 7.54   3,190,045          0.40 1.30 - 1.95   (5.69) - (5.08)
  Equity Sub-Account         2010    388,630       7.79 - 7.95   3,053,345          0.42 1.30 - 1.95    13.15 - 13.90
  (Commenced 11/12/2007)     2009    502,429       6.88 - 6.98   3,476,821          0.75 1.30 - 1.95    20.87 - 21.65
                             2008    415,413       5.69 - 5.74   2,371,997            -- 1.30 - 1.95 (42.93) - (42.56)
                             2007     42,176       9.98 - 9.99     420,829          0.08 1.30 - 1.80   (0.23) - (0.14)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                           AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                 -------------------------------------- ---------------------------------------------
                                                                                       EXPENSE(2)         TOTAL(3)
                                                  UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                   LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                     UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                 --------- ----------------- ---------- ------------- ----------- -------------------
MIST RCM Technology         2011 1,747,761       5.80 - 6.20 10,471,050            -- 1.30 - 1.95 (11.63) - (11.06)
  Sub-Account               2010 1,538,256       6.56 - 6.97 10,403,372            -- 1.30 - 1.95    25.23 - 26.04
                            2009 1,278,443       5.24 - 5.53  6,887,517            -- 1.30 - 1.95    55.91 - 56.92
                            2008 1,035,681       3.36 - 3.53  3,567,317         12.95 1.30 - 1.95 (45.53) - (45.17)
                            2007   888,157       6.17 - 6.43  5,605,992            -- 1.30 - 1.95    28.97 - 29.82
MIST SSgA Growth and Income 2011 7,252,539     11.25 - 12.13 83,645,443          1.73 0.75 - 1.95    (0.89) - 0.31
  ETF Sub-Account           2010 5,120,998     11.35 - 12.09 59,373,184          1.09 0.75 - 1.95    10.08 - 11.40
                            2009 1,974,559     10.31 - 10.85 20,705,361          0.95 0.75 - 1.95    22.47 - 24.32
                            2008   142,282       8.46 - 8.60  1,215,646          1.84 1.30 - 1.80   (26.18) - 1.95
                            2007   141,525     11.57 - 11.63  1,637,978            -- 1.30 - 1.50      3.82 - 4.03
MIST SSgA Growth ETF        2011 2,753,892     10.50 - 11.32 29,719,236          1.48 0.75 - 1.95   (4.01) - (2.86)
  Sub-Account               2010 2,069,545     10.94 - 11.65 23,162,033          1.50 0.75 - 1.95    11.95 - 13.30
                            2009 1,558,817      9.77 - 10.28 15,521,593          0.76 0.75 - 1.95    26.60 - 28.99
                            2008   186,691       7.76 - 7.88  1,463,201          1.52 1.30 - 1.80   (33.97) - 0.94
                            2007   165,782     11.86 - 11.92  1,967,634            -- 1.30 - 1.50      4.04 - 4.25
MIST T. Rowe Price Large    2011   890,340     43.76 - 51.97 40,385,092          0.63 0.75 - 1.95   (5.86) - (4.72)
  Cap Value Sub-Account     2010   895,811     46.48 - 54.55 42,995,646          1.01 0.75 - 1.95    14.76 - 16.14
                            2009   866,452     40.50 - 46.96 36,094,176          2.16 0.75 - 1.95    16.11 - 17.51
                            2008   832,331     34.88 - 39.97 29,752,070          1.51 0.75 - 1.95 (37.57) - (36.81)
                            2007   848,840     55.87 - 63.24 48,452,860          0.85 0.75 - 1.95      1.71 - 2.94
MIST T. Rowe Price Mid Cap  2011 3,143,062      9.55 - 10.46 31,209,616            -- 1.30 - 2.00   (8.07) - (2.76)
  Growth Sub-Account        2010 3,007,799      9.94 - 10.76 30,856,539            -- 1.30 - 1.95    25.23 - 26.28
                            2009 2,676,582       7.94 - 8.52 21,852,138            -- 1.30 - 1.95    42.66 - 43.83
                            2008 2,312,092       5.56 - 5.92 13,198,468            -- 1.30 - 1.95 (40.92) - (40.47)
                            2007 2,014,479       9.41 - 9.95 19,400,219            -- 1.30 - 1.95    15.35 - 16.21
MIST Third Avenue Small Cap 2011 1,787,164     15.03 - 20.47 27,812,698          1.06 1.30 - 2.00  (10.74) - (9.96)
  Value Sub-Account         2010 1,827,679     16.92 - 22.73 31,768,099          1.17 1.30 - 1.95    17.58 - 18.48
                            2009 1,786,888     14.39 - 19.19 26,330,272          1.15 1.30 - 1.95    24.02 - 25.06
                            2008 1,678,516     11.61 - 15.34 19,889,952          0.74 1.30 - 1.95 (31.18) - (30.67)
                            2007 1,719,602     16.86 - 22.13 29,469,933          0.96 1.30 - 1.95   (4.90) - 20.44
MIST Turner Mid Cap Growth  2011   645,708     12.68 - 13.33  8,382,556            -- 1.30 - 1.95   (9.25) - (8.65)
  Sub-Account               2010   626,129     13.98 - 14.60  8,924,708            -- 1.30 - 1.95    24.72 - 25.51
                            2009   617,332     11.21 - 11.63  7,034,112            -- 1.30 - 1.95    44.33 - 45.27
                            2008   578,624       7.77 - 8.01  4,553,801            -- 1.30 - 1.95 (49.30) - (48.97)
                            2007   538,638     15.32 - 15.69  8,336,664            -- 1.30 - 1.95    21.74 - 22.54
MIST Van Kampen Comstock    2011 1,903,918      9.64 - 10.45 18,803,502          1.11 0.75 - 1.95   (3.38) - (2.22)
  Sub-Account               2010 1,797,581      9.98 - 10.68 18,284,403          1.49 0.75 - 1.95    12.63 - 14.00
                            2009 1,794,388       8.86 - 9.37 16,123,540          2.08 0.75 - 1.95    24.14 - 30.85
                            2008 1,345,513       7.14 - 7.46  9,693,668          1.69 0.75 - 1.95 (37.15) - (36.39)
                            2007 1,056,695     11.36 - 11.73 12,086,984          1.19 0.75 - 1.95   (4.39) - (3.22)
MSF Artio International     2011    23,770     10.46 - 11.62    263,125          1.58 1.40 - 1.65 (21.44) - (21.24)
  Stock Sub-Account         2010    23,843     13.30 - 14.75    336,137          1.36 1.40 - 1.65      5.11 - 5.38
                            2009    23,948     12.63 - 14.00    320,400          0.38 1.40 - 1.65    19.89 - 20.19
                            2008    25,650     10.52 - 11.65    286,613          2.96 1.40 - 1.65 (45.16) - (45.02)
                            2007    30,502     19.15 - 21.18    624,430          0.86 1.40 - 1.65      8.26 - 8.53

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    -------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    --------- ----------------- ---------- ------------- ----------- -------------------
MSF Barclays Capital Aggregate 2011   576,848     15.28 - 16.65  9,177,104          2.83 1.30 - 1.95      5.09 - 5.77
  Bond Index Sub-Account       2010   373,923     14.54 - 15.74  5,642,134          2.86 1.30 - 1.95      3.61 - 4.29
  (Commenced 5/4/2009)         2009   163,044     14.04 - 15.09  2,350,407            -- 1.30 - 1.95      2.41 - 2.86
MSF BlackRock Bond Income      2011   163,488     49.45 - 66.65  8,702,101          3.84 0.75 - 1.90      4.41 - 5.51
  Sub-Account                  2010   164,695     47.36 - 63.17  8,385,972          3.68 0.75 - 1.90      6.15 - 7.26
                               2009   149,987     44.62 - 58.89  7,064,751          6.35 0.75 - 1.90      7.24 - 8.37
                               2008   117,368     41.61 - 54.34  5,077,642          4.74 0.75 - 1.90   (5.39) - (4.39)
                               2007    93,145     43.98 - 56.83  4,221,029          2.07 0.75 - 1.90      4.12 - 5.23
MSF BlackRock Legacy Large     2011   101,568      1.20 - 33.02    937,942          0.19 0.75 - 1.90  (10.68) - (9.63)
  Cap Growth Sub-Account       2010    99,815      1.34 - 36.53  1,035,852          0.23 0.75 - 1.90    17.49 - 18.93
  (Commenced 5/4/2009)         2009    83,891      1.14 - 28.69    738,462            -- 1.20 - 1.90    29.11 - 29.70
MSF BlackRock Money Market     2011 8,260,359      9.84 - 24.63 89,338,743            -- 0.75 - 1.95   (1.93) - (0.74)
  Sub-Account                  2010 7,275,363     10.03 - 24.92 80,300,253            -- 0.75 - 1.95   (1.93) - (0.64)
                               2009 6,557,813     10.23 - 25.21 69,056,639          0.23 0.75 - 1.95   (1.68) - (0.49)
                               2008 5,413,169     10.40 - 11.42 57,731,501          2.46 0.75 - 1.95      0.61 - 1.83
                               2007 2,524,096     10.34 - 10.78 26,671,133          4.74 1.30 - 1.95      2.78 - 3.61
MSF Davis Venture Value        2011 5,061,770     11.42 - 35.39 61,988,552          1.00 0.75 - 2.00  (11.71) - (4.89)
  Sub-Account                  2010 5,003,488     12.20 - 37.21 64,517,290          0.88 0.75 - 1.95     9.66 - 10.98
                               2009 4,731,303     11.12 - 33.53 55,229,784          1.38 0.75 - 1.95    29.28 - 30.84
                               2008 4,388,150      8.60 - 25.63 39,410,894          1.15 0.75 - 1.95 (40.63) - (39.91)
                               2007 4,056,492     14.49 - 42.65 60,113,279          0.57 0.75 - 1.95      2.40 - 3.65
MSF FI Value Leaders           2011    24,558     15.58 - 16.57    391,130          1.03 1.50 - 1.90   (8.01) - (7.64)
  Sub-Account                  2010    28,620     16.94 - 17.94    495,188          1.44 1.50 - 1.90    12.29 - 12.75
                               2009    28,142     15.08 - 15.91    433,706          2.72 1.50 - 1.90    19.43 - 19.90
                               2008    25,904     12.63 - 13.27    333,263          1.65 1.50 - 1.90 (40.16) - (39.92)
                               2007    14,443     21.11 - 22.08    312,933          0.75 1.50 - 1.90      2.12 - 2.53
MSF Jennison Growth            2011 2,364,504     11.54 - 12.28 28,152,357          0.06 1.30 - 1.95   (1.71) - (1.07)
  Sub-Account                  2010 2,297,452     11.74 - 12.41 27,730,426          0.38 1.30 - 1.95      9.17 - 9.87
                               2009 2,173,362     10.76 - 11.29 23,943,894            -- 1.30 - 1.95    36.87 - 37.77
                               2008 1,875,682       7.86 - 8.20 15,052,257          2.12 1.30 - 1.95 (37.78) - (37.37)
                               2007 1,605,864     12.63 - 13.09 20,659,520          0.18 1.30 - 1.95      9.23 - 9.94
MSF Loomis Sayles Small Cap    2011    19,871     32.37 - 33.53    655,333            -- 1.70 - 1.90   (1.55) - (1.35)
  Core Sub-Account             2010    12,163     32.88 - 33.99    406,150            -- 1.70 - 1.90    24.82 - 25.07
  (Commenced 11/10/2008 and    2009     3,472     26.34 - 27.18     93,189            -- 1.70 - 1.90    27.49 - 27.74
  began transactions in 2009)
MSF Loomis Sayles Small Cap    2011    37,629     10.74 - 11.63    416,380            -- 0.75 - 1.50      1.23 - 1.98
  Growth Sub-Account           2010    36,721     10.61 - 11.41    398,183            -- 0.75 - 1.50    29.39 - 30.36
                               2009    34,404       8.20 - 8.75    287,297            -- 0.75 - 1.50    27.75 - 28.71
                               2008    25,103       6.42 - 6.80    161,820            -- 0.75 - 1.50 (42.19) - (41.75)
                               2007    23,791     11.10 - 11.25    264,777            -- 1.30 - 1.50      2.75 - 2.96
MSF Met/Artisan Mid Cap        2011   996,981     13.74 - 14.69 14,168,378          0.77 1.30 - 1.95      4.44 - 5.11
  Value Sub-Account            2010 1,036,170     13.15 - 13.98 14,057,129          0.58 1.30 - 1.95    12.54 - 13.28
                               2009 1,071,935     11.69 - 12.34 12,881,687          0.84 1.30 - 1.95    38.48 - 39.37
                               2008 1,096,469       8.44 - 8.85  9,489,131          0.04 1.30 - 1.95 (47.18) - (46.83)
                               2007 1,073,234     15.98 - 16.65 17,528,467          0.33 1.30 - 1.95   (8.88) - (8.28)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                             AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                   -------------------------------------- ---------------------------------------------
                                                                                         EXPENSE(2)         TOTAL(3)
                                                    UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                     LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                       UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   --------- ----------------- ---------- ------------- ----------- -------------------
MSF Met/Dimensional           2011   207,878     13.99 - 14.54  2,942,339          1.85 0.75 - 1.95 (17.86) - (16.88)
  International Small Company 2010   126,878     17.04 - 17.49  2,176,484          1.24 0.75 - 1.95    20.22 - 21.68
  Sub-Account                 2009    68,838     14.12 - 14.28    980,285            -- 1.30 - 2.30    39.48 - 40.87
  (Commenced 11/10/2008)      2008     5,465     10.13 - 10.14     55,367            -- 1.30 - 1.75      0.65 - 0.71
MSF MetLife Conservative      2011   187,588     12.10 - 12.35  2,300,841          2.37 1.55 - 1.85      1.36 - 1.66
  Allocation Sub-Account      2010   188,539     11.94 - 12.15  2,278,507          3.89 1.55 - 1.85      8.04 - 8.36
                              2009   180,547     11.05 - 11.16  2,012,937          3.19 1.65 - 1.85    18.32 - 18.56
                              2008   133,983       9.34 - 9.41  1,259,967          0.96 1.65 - 1.85 (15.96) - (15.79)
                              2007    58,563             11.17    654,380            --        1.65             3.83
MSF MetLife Conservative to   2011   147,155     11.67 - 11.83  1,727,986          2.16 1.65 - 1.85   (0.80) - (0.61)
  Moderate Allocation         2010   189,647     11.76 - 11.90  2,243,545          3.43 1.65 - 1.85      9.48 - 9.71
  Sub-Account                 2009   202,843     10.75 - 10.85  2,189,499          3.24 1.65 - 1.85    21.41 - 21.65
                              2008   193,745       8.85 - 8.92  1,721,627          0.89 1.65 - 1.85 (23.04) - (22.88)
                              2007    86,095     11.50 - 11.56    993,288            -- 1.65 - 1.85      2.88 - 3.09
MSF MetLife Mid Cap Stock     2011   252,800     15.52 - 16.72  4,091,598          0.61 1.30 - 1.95   (4.13) - (3.50)
  Index Sub-Account           2010   172,234     16.19 - 17.33  2,894,856          0.56 1.30 - 1.95    23.49 - 24.29
  (Commenced 5/4/2009)        2009    57,039     13.17 - 13.94    773,244            -- 1.30 - 1.90    28.62 - 29.16
MSF MetLife Moderate          2011 1,538,379     11.18 - 11.40 17,304,889          1.45 1.55 - 1.85   (3.18) - (2.89)
  Allocation Sub-Account      2010 1,507,770     11.54 - 11.74 17,503,699          2.53 1.55 - 1.85    11.10 - 11.44
                              2009 1,468,099     10.39 - 10.54 15,319,594          2.84 1.55 - 1.85    24.22 - 24.58
                              2008 1,102,766       8.36 - 8.46  9,268,041          0.72 1.55 - 1.85 (29.95) - (29.73)
                              2007   769,596     11.94 - 12.04  9,229,588          0.01 1.55 - 1.85      2.42 - 2.73
MSF MetLife Moderate to       2011   632,509     10.43 - 10.65  6,650,006          1.50 1.55 - 1.85   (5.53) - (5.25)
  Aggressive Allocation       2010   822,307     11.05 - 11.24  9,136,189          2.18 1.55 - 1.85    12.60 - 12.94
  Sub-Account                 2009   811,140       9.81 - 9.95  7,998,980          2.74 1.55 - 1.85    26.73 - 27.11
                              2008   722,722       7.74 - 7.83  5,615,130          0.51 1.55 - 1.85 (36.31) - (36.12)
                              2007   421,099     12.15 - 12.25  5,132,758          0.03 1.55 - 1.85      1.94 - 2.24
MSF MetLife Stock Index       2011 2,700,737     11.30 - 24.14 33,222,956          1.47 1.30 - 2.90    (1.15) - 0.32
  Sub-Account                 2010 2,472,007     11.34 - 24.43 30,730,803          1.55 1.30 - 2.90    11.41 - 13.01
                              2009 2,209,022     10.10 - 21.92 24,638,965          2.16 1.30 - 2.90    23.49 - 26.75
                              2008 1,910,760       8.18 - 8.56 16,018,073          1.66 1.30 - 1.95 (38.48) - (38.07)
                              2007 1,498,764     13.29 - 13.82 20,352,656          0.77 1.30 - 1.95      2.94 - 3.61
MSF MFS Total Return          2011   203,240     12.38 - 52.56  8,990,922          2.57 0.75 - 1.90      0.29 - 1.40
  Sub-Account                 2010   211,123     12.34 - 51.83  9,127,851          2.81 0.75 - 1.90      7.80 - 8.98
                              2009   212,740     11.44 - 47.56  8,399,961          3.99 0.75 - 1.90    16.13 - 17.42
                              2008   201,206     10.11 - 40.51  6,737,770          3.43 0.75 - 1.90 (23.78) - (22.93)
                              2007   193,867     13.21 - 52.56  8,493,936          1.76 0.75 - 1.90      2.20 - 3.34
MSF MFS Value Sub-Account     2011   308,939     13.39 - 15.74  4,498,517          1.51 0.75 - 1.95   (1.30) - (0.11)
                              2010   294,312     13.57 - 15.76  4,294,747          1.36 0.75 - 1.95     9.03 - 10.35
                              2009   240,463     12.44 - 14.28  3,179,115            -- 0.75 - 1.95    18.26 - 19.68
                              2008   153,826     10.86 - 11.93  1,701,329          1.75 0.75 - 1.90 (33.80) - (30.01)
                              2007   114,399     16.40 - 17.03  1,909,054            -- 1.50 - 1.90      5.60 - 6.03
MSF Morgan Stanley EAFE       2011   348,616     10.13 - 11.03  3,709,040          2.07 1.30 - 1.95 (14.34) - (13.78)
  Index Sub-Account           2010   235,893     11.82 - 12.79  2,915,694          1.97 1.30 - 1.95      5.69 - 6.38
  (Commenced 5/4/2009)        2009    60,518     11.18 - 12.03    701,682            -- 1.30 - 1.95    34.67 - 35.25

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                    -------------------------------------- ---------------------------------------------
                                                                                          EXPENSE(2)         TOTAL(3)
                                                     UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                      LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                        UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                    --------- ----------------- ---------- ------------- ----------- -------------------
MSF Neuberger Berman           2011     1,729     16.05 - 17.19     28,628          0.32 1.30 - 1.90    (7.35) - 4.15
  Genesis Sub-Account          2010       962     16.17 - 16.51     15,746          0.33 1.30 - 1.50    19.54 - 19.78
                               2009     1,190     13.52 - 13.78     16,236          0.79 1.30 - 1.50    11.15 - 11.37
                               2008     1,092     12.17 - 12.38     13,394          0.23 1.30 - 1.50 (39.47) - (39.35)
                               2007     1,138     20.10 - 20.41     23,041          0.06 1.30 - 1.50   (5.13) - (4.94)
MSF Neuberger Berman Mid       2011     4,653     21.41 - 22.12    100,865          0.62 1.70 - 1.95   (8.47) - (8.24)
  Cap Value Sub-Account        2010     4,795     23.39 - 24.11    114,193          0.05 1.70 - 1.95    23.62 - 23.93
  (Commenced 11/10/2008 and    2009       206     18.92 - 19.90      3,905            -- 1.50 - 1.95    44.89 - 45.54
  began transactions in 2009)
MSF Oppenheimer Global         2011    49,295     15.90 - 18.58    861,236          1.72 0.75 - 1.80  (10.04) - (9.09)
  Equity Sub-Account           2010    42,345     17.68 - 20.44    806,017          1.24 0.75 - 1.80    13.86 - 15.06
                               2009    37,234     15.53 - 17.77    610,412          2.10 0.75 - 1.80    37.30 - 38.75
                               2008    26,913     11.51 - 12.80    313,489          1.74 0.75 - 1.65 (41.53) - (41.00)
                               2007    16,966     19.69 - 20.01    335,264          0.60 1.50 - 1.65      4.51 - 4.67
MSF Russell 2000 Index         2011   315,875     15.42 - 16.80  5,110,032          0.74 1.30 - 1.95   (6.17) - (5.56)
  Sub-Account                  2010   181,098     16.43 - 17.79  3,110,028          0.55 1.30 - 1.95    24.11 - 24.91
  (Commenced 5/4/2009)         2009    48,032     13.32 - 14.24    663,258            -- 1.30 - 1.90    26.11 - 26.62
MSF T. Rowe Price Large Cap    2011    58,056     13.30 - 14.16    794,008            -- 1.30 - 1.65   (2.95) - (2.49)
  Growth Sub-Account           2010    62,021     13.70 - 14.52    872,206          0.08 1.30 - 1.65    14.84 - 15.42
                               2009    66,384     11.93 - 12.58    810,697          0.33 1.30 - 1.65    40.70 - 41.44
                               2008    66,188       8.48 - 8.89    573,547          0.30 1.30 - 1.65 (42.95) - (42.68)
                               2007    73,525     15.07 - 15.51  1,115,693          0.18 1.30 - 1.50      7.56 - 7.94
MSF T. Rowe Price Small Cap    2011    30,187     16.84 - 18.14    521,744            -- 1.40 - 1.90    (0.46) - 0.04
  Growth Sub-Account           2010    38,322     16.92 - 18.13    663,369            -- 1.40 - 1.90    32.14 - 32.79
                               2009    46,194     12.81 - 13.66    604,114          0.06 1.40 - 1.90    36.02 - 36.71
                               2008    36,708       9.41 - 9.99    352,406            -- 1.40 - 1.90 (37.52) - (37.21)
                               2007     5,583     15.73 - 15.91     88,747            -- 1.40 - 1.50      7.89 - 8.00
MSF Van Eck Global Natural     2011   429,221     15.17 - 15.78  6,596,845          1.37 0.75 - 2.00 (18.32) - (17.29)
  Resources Sub-Account        2010   356,898     18.59 - 19.08  6,673,176          0.26 0.75 - 1.95    17.57 - 27.36
  (Commenced 5/4/2009)         2009    82,041     14.69 - 14.80  1,209,009            -- 1.30 - 1.95    35.22 - 35.82
MSF Western Asset Management   2011     1,172     26.15 - 26.61     31,010          4.77 1.40 - 1.50      4.27 - 4.37
  Strategic Bond Opportunities 2010     1,181     25.09 - 25.49     29,966          5.94 1.40 - 1.50    10.78 - 10.89
  Sub-Account                  2009     1,213     22.64 - 22.99     27,762          6.74 1.40 - 1.50    29.93 - 30.06
                               2008     1,313     17.43 - 17.68     23,081          4.23 1.40 - 1.50 (16.49) - (16.40)
                               2007     1,361     20.87 - 21.15     28,639          4.07 1.40 - 1.50      2.15 - 2.25
MSF Western Asset Management   2011 1,651,952     16.41 - 19.49 29,083,283          1.27 0.95 - 1.95      3.24 - 4.28
  U.S. Government              2010 1,601,209     15.90 - 18.69 27,095,896          1.98 0.95 - 1.95      3.46 - 4.50
  Sub-Account                  2009 1,092,065     15.37 - 17.48 17,684,868          3.75 1.10 - 1.95      2.07 - 2.94
                               2008   742,282     15.06 - 16.98 11,685,161          3.29 1.10 - 1.95   (2.46) - (1.62)
                               2007   335,818     15.43 - 16.93  5,410,492          2.37 1.25 - 1.95      2.01 - 2.68
Oppenheimer VA Main Street     2011   196,463     16.18 - 17.13  3,235,513          0.37 0.95 - 1.50   (3.83) - (3.30)
  Small- & Mid-Cap             2010   169,474     16.82 - 17.72  2,900,152          0.34 0.95 - 1.50    21.23 - 21.90
  Sub-Account                  2009   107,367     13.88 - 14.54  1,512,909          0.48 0.95 - 1.50    34.84 - 35.58
  (Commenced 2/20/2007 and     2008    51,363     10.29 - 10.60    535,777          0.10 1.10 - 1.50 (38.93) - (38.68)
  began transactions in 2008)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                          AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                   ----------------------------------- ---------------------------------------------
                                                                                      EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                    UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                   ------ ----------------- ---------- ------------- ----------- -------------------
PIMCO VIT High Yield          2011  8,741     17.17 - 17.64    150,577          6.99 1.30 - 1.50      1.80 - 2.01
  Sub-Account                 2010  8,203     16.86 - 17.30    138,750          7.26 1.30 - 1.50    12.76 - 12.99
                              2009 10,757     14.94 - 15.31    161,118          8.75 1.30 - 1.50    38.18 - 38.45
                              2008  8,385     10.80 - 11.06     91,023          7.83 1.30 - 1.50 (24.65) - (24.50)
                              2007  8,976     14.32 - 14.64    129,266          6.93 1.30 - 1.50      1.96 - 2.16
PIMCO VIT Low Duration        2011 12,537     14.76 - 14.91    186,665          1.68 1.40 - 1.50   (0.39) - (0.29)
  Sub-Account                 2010 12,187     14.82 - 14.96    181,997          1.62 1.40 - 1.50      3.72 - 3.82
                              2009 14,162     14.28 - 14.41    203,515          3.54 1.40 - 1.50    11.63 - 11.75
                              2008 12,236     12.79 - 12.89    157,346          4.07 1.40 - 1.50   (1.90) - (1.81)
                              2007  9,002     13.04 - 13.13    117,864          4.76 1.40 - 1.50      5.77 - 5.87
Pioneer VCT Emerging          2011    972     14.01 - 14.51     13,864            -- 1.65 - 1.95 (25.09) - (24.86)
  Markets Sub-Account         2010  2,553     18.70 - 19.31     48,533          0.32 1.65 - 1.95    13.38 - 13.72
  (Commenced 11/10/2008 and   2009  2,657     16.49 - 17.23     44,460          0.76 1.50 - 1.95    70.65 - 71.43
  began transactions in 2009)
Pioneer VCT Mid Cap Value     2011 52,079     27.98 - 31.48  1,505,702          0.65 0.95 - 1.65   (7.38) - (6.73)
  Sub-Account                 2010 46,503     30.21 - 33.76  1,442,414          0.86 0.95 - 1.65    15.97 - 16.78
                              2009 39,695     26.05 - 28.91  1,054,754          1.30 0.95 - 1.65    23.21 - 24.08
                              2008 36,146     21.14 - 22.82    775,931          0.88 1.10 - 1.65 (34.85) - (34.49)
                              2007 26,303     32.45 - 33.08    859,209          0.55 1.50 - 1.65      3.61 - 3.77
Pioneer VCT Real Estate       2011    404             19.36      7,821          2.25        1.65             7.96
  Shares Sub-Account          2010    406             17.93      7,267          2.45        1.65            26.44
  (Commenced 11/10/2008 and   2009    407             14.18      5,768          2.95        1.65            29.40
  began transactions in 2009)
Putnam VT Equity Income       2011  1,060     16.29 - 16.57     17,348          1.77 0.75 - 0.95      0.96 - 1.16
  Sub-Account                 2010  1,060     16.13 - 16.38     17,173          1.49 0.75 - 0.95    11.54 - 11.77
                              2009  2,414     14.47 - 14.66     35,119          0.91 0.75 - 0.95    26.24 - 26.49
                              2008  7,046     11.18 - 11.59     80,878          1.71 0.75 - 1.40 (32.10) - (31.66)
                              2007  4,854     16.47 - 16.96     81,660          1.48 0.75 - 1.40      1.75 - 2.41
Putnam VT Multi-Cap Growth    2011 24,593              6.18    152,050          0.39        1.40            (6.19)
  Sub-Account                 2010 24,393              6.59    160,771            --        1.40            13.35
  (Commenced 9/27/2010)
Russell Aggressive Equity     2011    285             12.20      3,478          0.49        1.40            (5.53)
  Sub-Account                 2010    381             12.91      4,925          0.48        1.40            23.15
                              2009    576             10.49      6,045          0.53        1.40            29.57
                              2008    555              8.09      4,489          0.70        1.40           (43.72)
                              2007  2,547             14.38     36,634          0.35        1.40             1.97
Russell Core Bond             2011  1,788             17.53     31,352          2.97        1.40             3.23
  Sub-Account                 2010  3,020             16.99     51,304          3.89        1.40             8.50
                              2009  4,087             15.66     63,990          4.74        1.40            14.20
                              2008  4,134             13.71     56,669          4.34        1.40            (4.91)
                              2007 19,474             14.42    280,763          5.10        1.40             5.74

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                          AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                  ------------------------------------ ---------------------------------------------
                                                                                      EXPENSE(2)         TOTAL(3)
                                                 UNIT VALUE            INVESTMENT(1)       RATIO           RETURN
                                                  LOWEST TO        NET        INCOME   LOWEST TO        LOWEST TO
                                    UNITS       HIGHEST ($) ASSETS ($)     RATIO (%) HIGHEST (%)      HIGHEST (%)
                                  ------- ----------------- ---------- ------------- ----------- -------------------
Russell Global Real Estate   2011     258             24.95      6,427          2.29        1.40            (8.34)
  Securities Sub-Account     2010     310             27.22      8,424          2.20        1.40            21.21
                             2009     435             22.46      9,768          4.67        1.40            27.15
                             2008     416             17.66      7,357          2.02        1.40           (37.57)
                             2007   2,367             28.29     66,975          2.23        1.40           (17.03)
Russell Multi-Style Equity   2011   3,876              8.60     33,347          0.99        1.40            (2.91)
  Sub-Account                2010   3,947              8.86     34,973          0.97        1.40            14.84
                             2009   5,994              7.72     46,249          1.32        1.40            29.57
                             2008   5,880              5.95     35,016          1.68        1.40           (41.40)
                             2007  18,447             10.16    187,446          1.00        1.40             8.82
Russell Non-U.S. Sub-Account 2011   1,335              9.17     12,236          1.55        1.40           (14.09)
                             2010   1,796             10.67     19,148          1.14        1.40             9.88
                             2009   2,565              9.71     24,909          2.84        1.40            24.73
                             2008   2,639              7.78     20,544            --        1.40           (43.22)
                             2007   2,222             13.71     30,466          2.10        1.40             8.58
UIF U.S. Real Estate         2011 125,634     25.09 - 51.96  3,922,127          0.85 0.95 - 1.65      4.19 - 4.92
  Sub-Account                2010 130,897     24.08 - 49.52  3,736,871          2.15 0.95 - 1.65    27.84 - 28.73
                             2009 137,424     18.83 - 38.47  2,952,490          3.31 0.95 - 1.65    26.25 - 27.14
                             2008 107,050     14.92 - 29.65  1,744,382          3.49 1.10 - 1.65 (38.92) - (38.58)
                             2007  85,204     24.42 - 24.67  2,085,160          2.12 1.50 - 1.65 (18.44) - (18.31)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, if any, within the underlying portfolio or fund of the Trusts which may have unique investment income ratios.

(2) These amounts represent the annualized contract expenses of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

FIRST METLIFE INVESTORS INSURANCE COMPANY

Financial Statements

As of December 31, 2011 and 2010 and for the Years Ended December 31, 2011, 2010 and 2009

and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of First MetLife Investors Insurance
Company:

We have audited the accompanying balance sheets of First MetLife Investors Insurance Company (a wholly-owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2011 and 2010, and the related statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 11, 2012

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                            2011       2010
                                                                                         ---------- ----------
ASSETS
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $590,914 and $525,709, respectively)................................................. $  640,823 $  544,227
 Mortgage loans (net of valuation allowances of $624 and $688, respectively)............     99,683     77,938
 Short-term investments, at estimated fair value........................................     30,996     24,995
                                                                                         ---------- ----------
   Total investments....................................................................    771,502    647,160
Cash and cash equivalents...............................................................     13,016      7,758
Accrued investment income...............................................................      6,342      5,824
Premiums, reinsurance and other receivables.............................................  1,498,682  1,347,288
Deferred policy acquisition costs and value of business acquired........................    198,241    183,678
Current income tax recoverable..........................................................     14,834        523
Other assets............................................................................     87,546     76,872
Separate account assets.................................................................  3,870,716  3,229,029
                                                                                         ---------- ----------
   Total assets......................................................................... $6,460,879 $5,498,132
                                                                                         ========== ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits.................................................................. $  243,186 $  169,868
Policyholder account balances...........................................................  1,526,277  1,467,418
Other policy-related balances...........................................................     14,668     20,815
Deferred income tax liability...........................................................    139,485     83,980
Other liabilities.......................................................................    136,558     73,880
Separate account liabilities............................................................  3,870,716  3,229,029
                                                                                         ---------- ----------
   Total liabilities....................................................................  5,930,890  5,044,990
                                                                                         ---------- ----------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 9)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share; 200,000 shares authorized, issued and
  outstanding...........................................................................      2,000      2,000
Additional paid-in capital..............................................................    339,819    339,819
Retained earnings.......................................................................    157,419    100,261
Accumulated other comprehensive income (loss)...........................................     30,751     11,062
                                                                                         ---------- ----------
   Total stockholder's equity...........................................................    529,989    453,142
                                                                                         ---------- ----------
   Total liabilities and stockholder's equity........................................... $6,460,879 $5,498,132
                                                                                         ========== ==========

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                (IN THOUSANDS)

                                                                  2011      2010      2009
                                                                --------  --------  --------
REVENUES
Premiums....................................................... $ 71,202  $ 56,985  $ 59,458
Universal life and investment-type product policy fees.........   70,745    55,860    39,797
Net investment income..........................................   35,447    29,596    20,088
Other revenues.................................................   65,204    68,627    57,461
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities.      (41)       --      (451)
 Other net investment gains (losses)...........................   (3,047)   (1,249)   (1,708)
                                                                --------  --------  --------
   Total net investment gains (losses).........................   (3,088)   (1,249)   (2,159)
 Net derivative gains (losses).................................   97,765    26,905   (78,406)
                                                                --------  --------  --------
     Total revenues............................................  337,275   236,724    96,239
                                                                --------  --------  --------
EXPENSES
Policyholder benefits and claims...............................   70,278    46,659    49,649
Interest credited to policyholder account balances.............   61,695    61,932    65,833
Other expenses.................................................  123,908    64,850    29,198
                                                                --------  --------  --------
     Total expenses............................................  255,881   173,441   144,680
                                                                --------  --------  --------
Income (loss) before provision for income tax..................   81,394    63,283   (48,441)
Provision for income tax expense (benefit).....................   24,236    18,429   (20,839)
                                                                --------  --------  --------
Net income (loss).............................................. $ 57,158  $ 44,854  $(27,602)
                                                                ========  ========  ========

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                (IN THOUSANDS)

                                                                               ACCUMULATED
                                                         ADDITIONAL               OTHER         TOTAL
                                                  COMMON  PAID-IN   RETAINED  COMPREHENSIVE STOCKHOLDER'S
                                                  STOCK   CAPITAL   EARNINGS  INCOME (LOSS)    EQUITY
                                                  ------ ---------- --------  ------------- -------------
Balance at December 31, 2008..................... $2,000  $269,819  $ 83,009     $(2,223)     $352,605
Capital contribution from MetLife, Inc.
  (Note 10)......................................           70,000                              70,000
Comprehensive income (loss):
 Net income (loss)...............................                    (27,602)                  (27,602)
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of
     related offsets and income tax..............                                  1,322         1,322
                                                                                              --------
   Other comprehensive income....................                                                1,322
                                                                                              --------
 Comprehensive income (loss).....................                                              (26,280)
                                                  ------  --------  --------     -------      --------
Balance at December 31, 2009.....................  2,000   339,819    55,407        (901)      396,325
Comprehensive income (loss):
 Net income (loss)...............................                     44,854                    44,854
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of
     related offsets and income tax..............                                 11,963        11,963
                                                                                              --------
   Other comprehensive income....................                                               11,963
                                                                                              --------
 Comprehensive income (loss).....................                                               56,817
                                                  ------  --------  --------     -------      --------
Balance at December 31, 2010.....................  2,000   339,819   100,261      11,062       453,142
Comprehensive income (loss):
 Net income (loss)...............................                     57,158                    57,158
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of
     related offsets and income tax..............                                 19,689        19,689
                                                                                              --------
   Other comprehensive income....................                                               19,689
                                                                                              --------
 Comprehensive income (loss).....................                                               76,847
                                                  ------  --------  --------     -------      --------
Balance at December 31, 2011..................... $2,000  $339,819  $157,419     $30,751      $529,989
                                                  ======  ========  ========     =======      ========

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                (IN THOUSANDS)

                                                                                 2011       2010       2009
                                                                              ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)............................................................ $  57,158  $  44,854  $ (27,602)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
  operating activities:
   Depreciation and amortization expenses....................................     1,907      1,474        664
   Amortization of premiums and accretion of discounts associated with
     investments, net........................................................       (93)       363        309
   (Gains) losses on investments and derivatives, net........................  (103,412)   (32,875)    80,565
   Interest credited to policyholder account balances........................    61,695     61,932     65,833
   Universal life and investment-type product policy fees....................   (70,745)   (55,860)   (39,797)
   Change in accrued investment income.......................................      (518)      (894)    (2,651)
   Change in premiums, reinsurance and other receivables.....................    (2,495)   (55,032)  (393,176)
   Change in deferred policy acquisition costs and value of business
     acquired, net...........................................................   (15,664)   (35,550)   (54,542)
   Change in income tax recoverable (payable)................................    30,593     20,783        954
   Change in other assets....................................................    61,700     44,920     22,399
   Change in insurance-related liabilities and policy-related balances.......    66,492     65,748     45,765
   Change in other liabilities...............................................    62,678     24,897    (83,011)
                                                                              ---------  ---------  ---------
Net cash provided by (used in) operating activities..........................   149,296     84,760   (384,290)
                                                                              ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
   Fixed maturity securities.................................................    69,992    124,160    178,189
   Mortgage loans............................................................     4,305        364      1,051
Purchases of:
   Fixed maturity securities.................................................  (139,945)  (182,768)  (401,956)
   Mortgage loans............................................................   (25,955)   (49,187)   (11,037)
Net change in short-term investments.........................................    (5,970)   (14,944)    20,372
Other, net...................................................................        --         --     (6,353)
                                                                              ---------  ---------  ---------
Net cash used in investing activities........................................   (97,573)  (122,375)  (219,734)
                                                                              ---------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
   Deposits..................................................................   267,039    188,463    647,550
   Withdrawals...............................................................  (313,504)  (204,810)  (209,204)
Capital contribution from MetLife, Inc.......................................        --         --     70,000
                                                                              ---------  ---------  ---------
Net cash (used in) provided by financing activities..........................   (46,465)   (16,347)   508,346
                                                                              ---------  ---------  ---------
Change in cash and cash equivalents..........................................     5,258    (53,962)   (95,678)
Cash and cash equivalents, beginning of year.................................     7,758     61,720    157,398
                                                                              ---------  ---------  ---------
CASH AND CASH EQUIVALENTS, END OF YEAR....................................... $  13,016  $   7,758  $  61,720
                                                                              =========  =========  =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash received during the year for:
   Income tax................................................................ $  (6,355) $  (2,514) $ (21,792)
                                                                              =========  =========  =========

              SEE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

  BUSINESS

   First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company, is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products to individuals. The Company is licensed to transact business in the state of New York.

  BASIS OF PRESENTATION

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements.

   A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

      The accounting policies for the Company's principal investments are as follows:

      Fixed Maturity Securities. The Company's fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value.

      Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

      Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. This interest income is recorded in net investment income.

      Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists,

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

   including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity Securities Available-for-Sale."

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations;
   (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

      Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

   respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

          The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

          (i) The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

          (ii) When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

          (iii) Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

          (iv) When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

          The amortized cost of fixed maturity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

          In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

          Mortgage Loans. For the purposes of determining valuation allowances the Company disaggregates its mortgage loan investments into two portfolio segments: commercial and agricultural.

             Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural --
          90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

             Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

             For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

             All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

             For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

             For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

          Mortgage Loans Modified in a Troubled Debt Restructuring. The Company may grant concessions related to the borrowers' financial difficulties which are classified as troubled debt restructuring. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

      Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

      Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

      When available, the estimated fair value of the Company's fixed maturity securities is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgment about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

      Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

      The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

      The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, and certain structured investment transactions) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

      The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

      For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the financial statements. The Company did not consolidate any of its VIEs at December 31, 2011 and 2010.

  Derivative Financial Instruments

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

   The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

  Fair Value

   As described below, certain assets and liabilities are measured at estimated fair value in the Company's balance sheets. In addition, the notes to these financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

   The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

   Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

   Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

   Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

  Cash and Cash Equivalents

   The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

  Computer Software

   Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $7.3 million and $5.6 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $1.7 million and $785 thousand at December 31, 2011 and 2010, respectively. Related amortization expense was $939 thousand, $667 thousand and $36 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Deferred Policy Acquisition Costs and Value of Business Acquired

   The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

   The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums or gross profits, depending on the type of contract as described below.

   The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

   The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Separate account rates of return on variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

   The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements

   Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past acquisitions is amortized over useful lives ranging from 10 to 30 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews VODA to determine the recoverability of these balances.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Goodwill

   Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

   Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

   For purposes of goodwill impairment testing, if the carrying value of the reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

   In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach.

   The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate to the risk associated with the reporting unit. The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

   During the 2011 impairment test of goodwill, the Company concluded that the fair value of the reporting unit was in excess of the carrying value and, therefore, goodwill was not impaired. On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting unit to assess whether any goodwill impairment exists. Deteriorating or adverse market conditions may have an impact on the estimated fair value and could result in future impairments of goodwill. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2010 and 2009. The Company had no accumulated goodwill impairment as of December 31, 2011. Goodwill was $177 thousand at both
December 31, 2011 and 2010.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Liability for Future Policy Benefits and Policyholder Account Balances

   The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

   Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 4% to 5%.

   Future policy benefit liabilities for traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 6%.

   Future policy benefit liabilities are established for certain variable annuity products with guaranteed minimum benefits as described below under "-- Variable Annuity Guaranteed Minimum Benefits."

   The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

   Policyholder account balances ("PABs") relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefits. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. PABs for these contracts are equal to policy account values, which consist of an accumulation of gross premium payments and credited interest, ranging from 1% to 7%, less expenses, mortality charges and withdrawals.

  Variable Annuity Guaranteed Minimum Benefits

   The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value resets. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

(i) the occurrence of a specific insurable event, or (ii) annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is accounted for under a split of the two models.

   These guarantees include:

    . Guaranteed minimum death benefit ("GMDB") that guarantees the contractholder a return of their purchase payment upon death even if the account value is reduced to zero. An enhanced death benefit may be available for an additional fee.

    . Guaranteed minimum income benefit ("GMIB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount. Certain of these contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.

    . Guaranteed minimum withdrawal benefit ("GMWB") that guarantees the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. Certain of these contracts include guaranteed withdrawals that are life contingent.

    . Guaranteed minimum accumulation benefit ("GMAB") that provides the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero.

   Guarantees accounted for as insurance liabilities in future policy benefits include GMDB, the portion of GMIB that require annuitization, and the life-contingent portion of certain GMWB. These liabilities are established as follows:

   GMDB liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   GMIB liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIB have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in PABs as described below.

   The liability for the life contingent portion of GMWB is determined based on the expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Guarantees accounted for as embedded derivatives in PABs include the non life-contingent portion of GMWB, GMAB and the portion of certain GMIB that do not require annuitization. These guarantees are recorded at estimated fair value separately from the host variable annuity with changes in estimated fair value reported in net derivative gains (losses). At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

   The estimated fair values of these embedded derivatives are then determined based on the present value of projected future benefits minus the present value of projected future fees. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these embedded derivatives also includes an adjustment for the Company's nonperformance risk and risk margins related to non-capital market inputs. The nonperformance adjustment, which is captured as a spread over the risk free rate in determining the discount rate to discount the cash flows of the liability, is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties in certain actuarial assumptions. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

   These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates, changes in nonperformance risk, variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded the risk associated with GMDB, GMIB, GMAB and GMWB described in the preceding paragraphs. With respect to GMIB, a portion of the directly written GMIB guarantees that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance, and other receivables in the balance sheet with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Other Policy-Related Balances

   Other policy-related balances include policy and contract claims, unearned revenue liabilities, policyholder dividends, and premiums received in advance.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

   The unearned revenue liability relates to investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

   The Company accounts for the prepayment of premiums on its individual life contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenue and Related Benefits

   Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

   Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

   Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

   The portion of fees allocated to embedded derivatives described previously is recognized within net derivative gains (losses) as part of the estimated fair value of embedded derivatives.

  Other Revenues

   Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

   The Company joins the MetLife life/non-life consolidated federal tax return and is a party to the MetLife tax sharing agreement.

   The Company's accounting for income taxes represents management's best estimate of various events and transactions.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

   The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

       (i) future taxable income exclusive of reversing temporary differences and carryforwards;

       (ii) future reversals of existing taxable temporary differences;

       (iii) taxable income in prior carryback years; and

       (iv) tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

   For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

   The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

   Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

   Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

   If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

   Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

  Litigation Contingencies

   The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation,

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's net income or cash flows in particular quarterly or annual periods.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts are comprised of actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized;
(ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of operations.

   The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the statements of operations.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Financial Instruments

   Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's financial statements. See also expanded disclosures in Note 2.

   Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's financial statements.

   Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its financial statements.

   Effective July 1, 2010, the Company adopted guidance regarding accounting for embedded credit derivatives within structured securities. This guidance clarifies the type of embedded credit derivative that is exempt from embedded derivative bifurcation requirements. Specifically, embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the scope exception. Embedded credit derivative features other than subordination must be analyzed to determine whether they require bifurcation and separate accounting. The adoption of this guidance did not have an impact on the Company's financial statements.

   Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity, eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

   Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity securities.

   The Company had no net cumulative effect adjustment related to the adoption of the OTTI guidance.

   The adoption of the OTTI guidance had no impact on the Company's pre-tax earnings for the year ended December 31, 2009.

   Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its financial statements.

   Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's financial statements.

  Business Combinations and Noncontrolling Interests

   Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance,

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's financial statements.

   Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the financial statements. Under this guidance:

    . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

    . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

    . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

    . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

    . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

    . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

    . Net income (loss) includes amounts attributable to noncontrolling interests.

    . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

    . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

    . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

   As the Company did not have a minority interest, the adoption of this guidance did not have an impact on the Company's financial statements.

   Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

  Fair Value

   Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's financial statements.

   The following pronouncements relating to fair value had no material impact on the Company's financial statements:

    . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

    . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

    . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its financial statements.

    .  Effective December 31, 2009, the Company adopted guidance on:
       (i) measuring the fair value of investments in certain entities that calculate net asset value ("NAV") per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and
       (iii) enhanced disclosure requirements for annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

    . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or
       (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Other Pronouncements

   Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's financial statements.

   Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

   In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update
No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its financial statements.

   In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

   In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in 2012.

   In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011- 04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

   In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

   In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services -- Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, certain sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in 2012 and will apply it retrospectively to all prior periods presented in its financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $30 million to $40 million and total equity will be reduced by approximately $20 million to $25 million, net of income tax, as of the date of adoption. Additionally, the Company estimates that net income
(loss) will be reduced by approximately $1.6 million to $1.9 million in 2011, $3.2 million to $3.9 million in 2010, and $4.8 million to $5.9 million in 2009 as of the date of adoption.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


2.  INVESTMENTS

  FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                             DECEMBER 31, 2011
                                            ---------------------------------------------------
                                                          GROSS UNREALIZED
                                                      ------------------------
                                            AMORTIZED         TEMPORARY  OTTI  ESTIMATED  % OF
                                              COST     GAINS   LOSSES   LOSSES FAIR VALUE TOTAL
                                            --------- ------- --------- ------ ---------- -----
                                                               (IN THOUSANDS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $244,860  $26,850  $  135   $  --   $271,575   42.4%
Foreign corporate securities...............  108,300    9,779     322      --    117,757   18.4
RMBS.......................................  103,427    3,832   1,095      --    106,164   16.6
U.S. Treasury and agency securities........   52,013    4,496     550      --     55,959    8.7
CMBS.......................................   43,540    1,795      --      --     45,335    7.1
State and political subdivision securities.   23,310    3,862      --      --     27,172    4.2
ABS........................................    9,054      687      44      --      9,697    1.5
Foreign government securities..............    6,410      754      --      --      7,164    1.1
                                            --------  -------  ------   -----   --------  -----
 Total fixed maturity securities........... $590,914  $52,055  $2,146   $  --   $640,823  100.0%
                                            ========  =======  ======   =====   ========  =====

                                                             DECEMBER 31, 2010
                                            ---------------------------------------------------
                                                          GROSS UNREALIZED
                                                      ------------------------
                                            AMORTIZED         TEMPORARY  OTTI  ESTIMATED  % OF
                                              COST     GAINS   LOSSES   LOSSES FAIR VALUE TOTAL
                                            --------- ------- --------- ------ ---------- -----
                                                               (IN THOUSANDS)
FIXED MATURITY SECURITIES:
U.S. corporate securities.................. $205,550  $17,717  $   920  $  --   $222,347   40.8%
Foreign corporate securities...............  112,715   10,879       88     --    123,506   22.7
RMBS.......................................  106,967    1,962    3,602     --    105,327   19.3
U.S. Treasury and agency securities........   48,937      266    9,643     --     39,560    7.3
CMBS.......................................   12,714      835        1     --     13,548    2.5
State and political subdivision securities.   24,303      584      504     --     24,383    4.5
ABS........................................    8,110      456       34     --      8,532    1.6
Foreign government securities..............    6,413      611       --     --      7,024    1.3
                                            --------  -------  -------  -----   --------  -----
 Total fixed maturity securities........... $525,709  $33,310  $14,792  $  --   $544,227  100.0%
                                            ========  =======  =======  =====   ========  =====

   The Company held no non-income producing fixed maturity securities at December 31, 2011 and 2010.

   Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than the government securities summarized in the table below.

   Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholder's equity at:

                                                                 DECEMBER 31,
                                                                ------------------
                                                                 2011      2010
                                                                 -------  -------
                                                                CARRYING VALUE (1)
                                                                ------------------
                                                                (IN THOUSANDS)
 U.S. Treasury and agency fixed maturity securities............ $55,959   $39,560
 U.S. Treasury and agency fixed-income securities included in:
 Short-term investments........................................ $30,996   $24,995
 Cash equivalents.............................................. $11,000   $ 7,399

--------
(1)Represents estimated fair value for fixed maturity securities and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

   Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                     DECEMBER 31,
                                        ---------------------------------------
                                               2011                2010
                                        ------------------- -------------------
                                                  ESTIMATED           ESTIMATED
                                        AMORTIZED   FAIR    AMORTIZED   FAIR
                                          COST      VALUE     COST      VALUE
                                        --------- --------- --------- ---------
                                                    (IN THOUSANDS)
Due in one year or less................ $  6,630  $  6,910  $  1,019  $  1,050
Due after one year through five years..  128,458   139,772    93,780   100,948
Due after five years through ten years.  214,417   238,900   221,262   241,811
Due after ten years....................   85,388    94,045    81,857    73,011
                                        --------  --------  --------  --------
 Subtotal..............................  434,893   479,627   397,918   416,820
RMBS, CMBS and ABS.....................  156,021   161,196   127,791   127,407
                                        --------  --------  --------  --------
 Total fixed maturity securities....... $590,914  $640,823  $525,709  $544,227
                                        ========  ========  ========  ========

   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

  EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

   As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

   The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                 YEARS ENDED DECEMBER 31,
                                                 ------------------------
                                                   2011      2010    2009
                                                 --------  -------  -----
                                                      (IN THOUSANDS)
      Fixed maturity securities................. $ 49,909  $18,518  $(934)
      Short-term investments....................       --        1   (452)
      Amounts allocated from DAC and VOBA.......   (2,600)  (1,500)    --
      Deferred income tax benefit (expense).....  (16,558)  (5,957)   485
                                                 --------  -------  -----
       Net unrealized investment gains (losses). $ 30,751  $11,062  $(901)
                                                 ========  =======  =====

   The changes in net unrealized investment gains (losses) were as follows:

                                                                YEARS ENDED DECEMBER 31,
                                                               --------------------------
                                                                 2011      2010     2009
                                                               --------  -------  -------
                                                                     (IN THOUSANDS)
Balance, beginning of period.................................. $ 11,062  $  (901) $(2,223)
Unrealized investment gains (losses) during the year..........   31,390   19,905    2,034
Unrealized investment gains (losses) relating to DAC and VOBA.   (1,100)  (1,500)      --
Deferred income tax benefit (expense).........................  (10,601)  (6,442)    (712)
                                                               --------  -------  -------
Balance, end of period........................................ $ 30,751  $11,062  $  (901)
                                                               ========  =======  =======
Change in net unrealized investment gains (losses)............ $ 19,689  $11,963  $ 1,322
                                                               ========  =======  =======

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

   The following tables present the estimated fair value and gross unrealized losses of fixed maturity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                   DECEMBER 31, 2011
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                      (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $ 5,522     $135     $    --    $   --    $ 5,522    $  135
Foreign corporate securities................   12,759      322          --        --     12,759       322
RMBS........................................       --       --      16,696     1,095     16,696     1,095
U.S. Treasury and agency securities.........       --       --      19,767       550     19,767       550
CMBS........................................       --       --          --        --         --        --
State and political subdivision securities..       --       --          --        --         --        --
ABS.........................................      941       17       3,973        27      4,914        44
                                              -------     ----     -------    ------    -------    ------
 Total fixed maturity securities............  $19,222     $474     $40,436    $1,672    $59,658    $2,146
                                              =======     ====     =======    ======    =======    ======
Total number of securities in an unrealized
  loss position.............................       23                    4
                                              =======              =======

                                                                   DECEMBER 31, 2010
                                             --------------------------------------------------------------
                                                                  EQUAL TO OR GREATER
                                             LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                             -------------------- -------------------- --------------------
                                             ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                               FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                               VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                             --------- ---------- --------- ---------- --------- ----------
                                                      (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities...................  $25,922    $  884    $ 1,074   $    36   $ 26,996   $   920
Foreign corporate securities................    4,048        88         --        --      4,048        88
RMBS........................................   33,446       477     14,586     3,125     48,032     3,602
U.S. Treasury and agency securities.........    7,853     1,310     25,758     8,333     33,611     9,643
CMBS........................................      790         1         --        --        790         1
State and political subdivision securities..   12,847       504         --        --     12,847       504
ABS.........................................    3,966        34         --        --      3,966        34
                                              -------    ------    -------   -------   --------   -------
 Total fixed maturity securities............  $88,872    $3,298    $41,418   $11,494   $130,290   $14,792
                                              =======    ======    =======   =======   ========   =======
Total number of securities in an unrealized
  loss position.............................       31                    4
                                              =======              =======

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

   The following tables present the amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of amortized cost and number of securities for fixed maturity securities where the estimated fair value had declined and remained below amortized cost by less than 20%, or 20% or more at:

                                                                DECEMBER 31, 2011
                                                    -------------------------------------------
                                                                     GROSS UNREALIZED NUMBER OF
                                                     AMORTIZED COST      LOSSES       SECURITIES
                                                    ---------------- ---------------  ---------
                                                                      LESS            LESS  20%
                                                    LESS THAN 20% OR  THAN    20% OR  THAN   OR
                                                       20%     MORE   20%      MORE   20%   MORE
                                                    --------- ------ ------   ------  ----  ----
                                                    (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............................  $18,678  $  --  $  400   $  --    21    --
Six months or greater but less than nine months....    1,018     --      74      --     2    --
Nine months or greater but less than twelve months.       --     --      --      --    --    --
Twelve months or greater...........................   42,108     --   1,672      --     4    --
                                                     -------  -----  ------   -----
 Total.............................................  $61,804  $  --  $2,146   $  --
                                                     =======  =====  ======   =====
Percentage of amortized cost.......................                       3%     --%
                                                                     ======   =====

                                                                 DECEMBER 31, 2010
                                                    -------------------------------------------
                                                                      GROSS UNREALIZED NUMBER OF
                                                     AMORTIZED COST       LOSSES       SECURITIES
                                                    ----------------- --------------   ---------
                                                                       LESS            LESS  20%
                                                    LESS THAN 20% OR   THAN    20% OR  THAN   OR
                                                       20%     MORE    20%      MORE   20%   MORE
                                                    --------- ------- ------   ------  ----  ----
                                                    (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months............................... $ 92,170  $34,092 $3,298   $8,334   31     1
Six months or greater but less than nine months....       --       --     --       --   --    --
Nine months or greater but less than twelve months.       --       --     --       --   --    --
Twelve months or greater...........................   18,820       --  3,160       --    3    --
                                                    --------  ------- ------   ------
 Total............................................. $110,990  $34,092 $6,458   $8,334
                                                    ========  ======= ======   ======
Percentage of amortized cost.......................                        6%      24%
                                                                      ======   ======

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  CONCENTRATION OF GROSS UNREALIZED LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

   The gross unrealized losses related to fixed maturity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $2.1 million and $14.8 million at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                         DECEMBER 31,
                                                         -----------
                                                         2011   2010
                                                         ----   ----
             SECTOR:
             RMBS.......................................  51%    24%
             U.S. Treasury and agency securities........  26     65
             Foreign corporate securities...............  15      1
             U.S. corporate securities..................   6      6
             ABS........................................   2     --
             State and political subdivision securities.  --      4
                                                         ---    ---
              Total..................................... 100%   100%
                                                         ===    ===
             INDUSTRY:
             Mortgage-backed............................  51%    24%
             U.S. Treasury and agency securities........  26     65
             Industrial.................................  10     --
             Finance....................................   5     --
             Consumer...................................   4      1
             Communications.............................   2     --
             Asset-backed...............................   2     --
             Utility....................................  --      4
             State and political subdivision securities.  --      4
             Other......................................  --      2
                                                         ---    ---
              Total..................................... 100%   100%
                                                         ===    ===

  EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

   The following table presents fixed maturity securities with gross unrealized losses of greater than $1 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

                                                        DECEMBER 31,
                                                       --------------------
                                                         2011       2010
                                                       ------     -------
                                                       (IN THOUSANDS, EXCEPT
                                                       NUMBER OF SECURITIES)
          Number of securities........................    --           4
          Total gross unrealized losses............... $  --     $12,768
          Percentage of total gross unrealized losses.    --%         86%

   Fixed maturity securities with gross unrealized losses greater than $1 million decreased $12.8 million during the year ended December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

   In the Company's impairment review process, an extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

   Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

   Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

  NET INVESTMENT GAINS (LOSSES)

   The components of net investment gains (losses) were as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                               -------------------------
                                                                                 2011     2010     2009
                                                                               -------  -------  -------
                                                                                     (IN THOUSANDS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized.................................................. $   (41) $    --  $  (451)
Less: Noncredit portion of OTTI losses transferred to and recognized in other
  comprehensive income (loss).................................................      --       --       --
                                                                               -------  -------  -------
 Net OTTI losses on fixed maturity securities recognized in earnings..........     (41)      --     (451)
 Fixed maturity securities -- net gains (losses) on sales and disposals.......  (3,118)    (757)  (1,508)
                                                                               -------  -------  -------
   Total gains (losses) on fixed maturity securities..........................  (3,159)    (757)  (1,959)
Other net investment gains (losses):
 Mortgage loans...............................................................      64     (492)    (187)
 Other gains (losses).........................................................       7       --      (13)
                                                                               -------  -------  -------
   Total net investment gains (losses)........................................ $(3,088) $(1,249) $(2,159)
                                                                               =======  =======  =======

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                                 YEARS ENDED DECEMBER 31,
                                                --------------------------
                                                  2011     2010     2009
                                                -------  -------  --------
                                                      (IN THOUSANDS)
     Proceeds.................................. $45,057  $84,322  $162,029
                                                =======  =======  ========
     Gross investment gains.................... $   319  $ 2,086  $  1,636
                                                -------  -------  --------
     Gross investment losses...................  (3,437)  (2,843)   (3,144)
                                                -------  -------  --------
     Total OTTI losses recognized in earnings:
      Credit-related...........................     (41)      --      (451)
                                                -------  -------  --------
        Net investment gains (losses).......... $(3,159) $  (757) $ (1,959)
                                                =======  =======  ========

   Fixed maturity security OTTI losses recognized in earnings for the years ended December 31, 2011, 2010 and 2009 of $41 thousand, $0 and $451 thousand, respectively, related to the financial services industry within the U.S. and foreign corporate securities sector.

  NET INVESTMENT INCOME

   The components of net investment income were as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                     ------------------------
                                                      2011     2010    2009
                                                     ------- -------  -------
                                                          (IN THOUSANDS)
  Investment income:
  Fixed maturity securities......................... $31,423 $27,207  $18,926
  Mortgage loans....................................   4,934   3,332    1,320
  Cash, cash equivalents and short-term investments.      35    (174)     234
                                                     ------- -------  -------
   Subtotal.........................................  36,392  30,365   20,480
  Less: Investment expenses.........................     945     769      392
                                                     ------- -------  -------
     Net investment income.......................... $35,447 $29,596  $20,088
                                                     ======= =======  =======

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses included in the table above.

  INVESTED ASSETS ON DEPOSIT

   Invested assets on deposit with regulatory agencies with an estimated fair value of $1.6 million and $1.2 million at December 31, 2011 and 2010, respectively, consisted primarily of fixed maturity securities.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  MORTGAGE LOANS

   Mortgage loans are summarized as follows at:

                                                  DECEMBER 31,
                                   ------------------------------------------
                                           2011                  2010
                                   --------------------  --------------------
                                      CARRYING    % OF      CARRYING    % OF
                                       VALUE      TOTAL      VALUE      TOTAL
                                   -------------- -----  -------------- -----
                                   (IN THOUSANDS)        (IN THOUSANDS)
 Mortgage loans:
  Commercial......................    $ 86,236     86.5%    $66,981      86.0%
  Agricultural....................      14,071     14.1      11,645      14.9
                                      --------    -----     -------     -----
    Subtotal......................     100,307    100.6      78,626     100.9
  Valuation allowances............        (624)    (0.6)       (688)     (0.9)
                                      --------    -----     -------     -----
      Total mortgage loans, net...    $ 99,683    100.0%    $77,938     100.0%
                                      ========    =====     =======     =====

   All of the commercial and agricultural mortgage loans held at both December 31, 2011 and 2010 were evaluated collectively for credit losses. The valuation allowances maintained at both December 31, 2011 and 2010, as shown above, were primarily for the commercial mortgage loan portfolio segment and were for non-specifically identified credit losses.

   The following tables present the changes in the valuation allowance, by portfolio segment:

                                            MORTGAGE LOAN VALUATION ALLOWANCES
                                            -------------------------------
                                             COMMERCIAL    AGRICULTURAL  TOTAL
                                            -----------   ------------- ------
                                                     (IN THOUSANDS)
   Balance at January 1, 2009..............    $ --            $ 9       $  9
   Provision (release).....................     171             16        187
   Charge-offs, net of recoveries..........      --             --         --
                                               ----            ---       ----
   Balance at December 31, 2009............     171             25        196
   Provision (release).....................     486              6        492
   Charge-offs, net of recoveries..........      --             --         --
                                               ----            ---       ----
   Balance at December 31, 2010............     657             31        688
   Provision (release).....................     (72)             8        (64)
   Charge-offs, net of recoveries..........      --             --         --
                                               ----            ---       ----
   Balance at December 31, 2011............    $585            $39       $624
                                               ====            ===       ====

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                     COMMERCIAL
                       ---------------------------------------------------------------------
                                     RECORDED INVESTMENT
                       -----------------------------------------------
                       DEBT SERVICE COVERAGE RATIOS
                       -----------------------------                    ESTIMATED
                       > 1.20X 1.00X - 1.20X < 1.00X  TOTAL  % OF TOTAL FAIR VALUE % OF TOTAL
                       ------- ------------- ------- ------- ---------- ---------- ----------
                                  (IN THOUSANDS)                (IN THOUSANDS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%......... $74,341     $ --      $1,998  $76,339    88.5%    $83,040      89.1%
65% to 75%............   8,926      971          --    9,897    11.5      10,153      10.9
76% to 80%............      --       --          --       --      --          --        --
Greater than 80%......      --       --          --       --      --          --        --
                       -------     ----      ------  -------   -----     -------     -----
 Total................ $83,267     $971      $1,998  $86,236   100.0%    $93,193     100.0%
                       =======     ====      ======  =======   =====     =======     =====
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%......... $53,850     $ --      $1,992  $55,842    83.4%    $59,930      83.9%
65% to 75%............   7,934       --          --    7,934    11.8       8,366      11.7
76% to 80%............      --       --          --       --      --          --        --
Greater than 80%......   3,205       --          --    3,205     4.8       3,175       4.4
                       -------     ----      ------  -------   -----     -------     -----
 Total................ $64,989     $ --      $1,992  $66,981   100.0%    $71,471     100.0%
                       =======     ====      ======  =======   =====     =======     =====

   Agricultural Mortgage Loans -- by Credit Quality Indicator. All of the agricultural mortgage loans held at both December 31, 2011 and 2010 had a loan-to-value ratio of less than 65%.

   Past Due, Interest Accrual Status and Impaired Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as performing at both December 31, 2011 and 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The Company had no impaired mortgage loans, no loans past due and no loans in non-accrual status at both December 31, 2011 and 2010. The Company did not recognize interest income on impaired mortgage loans during the years ended December 31, 2011 and 2010.

   Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had no mortgage loans modified during the period in a troubled debt restructuring.

  CASH EQUIVALENTS

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $11.0 million and $7.4 million at December 31, 2011 and 2010, respectively.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  VARIABLE INTEREST ENTITIES

   The Company holds investments in certain entities that are VIEs. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                             DECEMBER 31,
                                               -----------------------------------------
                                                       2011                 2010
                                               -------------------- --------------------
                                                          MAXIMUM              MAXIMUM
                                               CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                AMOUNT  TO LOSS (1)  AMOUNT  TO LOSS (1)
                                               -------- ----------- -------- -----------
                                                            (IN THOUSANDS)
Fixed maturity securities available-for-sale:
 RMBS (2)..................................... $106,164  $106,164   $105,327  $105,327
 CMBS (2).....................................   45,335    45,335     13,548    13,548
 ABS (2)......................................    9,697     9,697      8,532     8,532
 Foreign corporate securities.................    6,279     6,279      6,176     6,176
 U.S. corporate securities....................       --        --      5,101     5,101
                                               --------  --------   --------  --------
   Total...................................... $167,475  $167,475   $138,684  $138,684
                                               ========  ========   ========  ========

--------
(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

   As described in Note 9, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

  RELATED PARTY INVESTMENT TRANSACTIONS

   The Company receives investment administrative services from an affiliate. These investment expenses were $935 thousand, $754 thousand and $382 thousand for the years ended December 31, 2011, 2010 and 2009, respectively. The Company had no additional affiliated net investment income for the year ended
December 31, 2011. Additional affiliated net investment income was ($218) thousand and $116 thousand for the years ended December 31, 2010 and 2009, respectively.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

   See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

   See Note 4 for information about the fair value hierarchy for derivatives.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  EMBEDDED DERIVATIVES

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; and affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs.

   The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                               DECEMBER 31,
                                                            -----------------
                                                              2011     2010
                                                            -------- --------
                                                              (IN THOUSANDS)
 Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits........................ $219,952 $ 72,681
 Net embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits....................... $ 20,110 $(20,660)

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                     YEARS ENDED DECEMBER 31,
                                                     ------------------------
                                                      2011    2010     2009
                                                     ------- ------- --------
                                                          (IN THOUSANDS)
  Net derivative gains (losses) (1), (2)............ $97,765 $26,905 $(78,406)

--------
(1)The valuation of direct guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were $4.9 million, ($1.1) million and ($20.2) million for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the valuation of ceded guaranteed minimum benefits includes an adjustment for nonperformance risk. The amounts included in net derivative gains (losses), in connection with this adjustment, were ($17.0) million, $10.0 million and $76.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)See Note 7 for discussion of affiliated net derivative gains (losses) included in the table above.

4.  FAIR VALUE

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

   The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                     DECEMBER 31, 2011
                                                ------------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                -------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR                   SIGNIFICANT    TOTAL
                                                 IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE ESTIMATED
                                                 AND LIABILITIES   OBSERVABLE INPUTS    INPUTS      FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                ------------------ ----------------- ------------ ----------
                                                                       (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.....................      $    --          $  258,935       $ 12,640   $  271,575
 Foreign corporate securities..................           --             117,757             --      117,757
 RMBS..........................................           --             106,164             --      106,164
 U.S. Treasury and agency securities...........       39,766              16,193             --       55,959
 CMBS..........................................           --              40,119          5,216       45,335
 State and political subdivision securities....           --              27,172             --       27,172
 ABS...........................................           --               5,724          3,973        9,697
 Foreign government securities.................           --               7,164             --        7,164
                                                     -------          ----------       --------   ----------
   Total fixed maturity securities.............       39,766             579,228         21,829      640,823
                                                     -------          ----------       --------   ----------
Short-term investments.........................       16,998              13,998             --       30,996
Net embedded derivatives within asset host
  contracts (1)................................           --                  --        219,952      219,952
Separate account assets (2)....................           --           3,870,716             --    3,870,716
                                                     -------          ----------       --------   ----------
   Total assets................................      $56,764          $4,463,942       $241,781   $4,762,487
                                                     =======          ==========       ========   ==========
LIABILITIES:
Net embedded derivatives within liability host
  contracts (1)................................      $    --          $       --       $ 20,110   $   20,110
                                                     =======          ==========       ========   ==========

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                                                                      DECEMBER 31, 2010
                                                ------------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                ------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR                   SIGNIFICANT     TOTAL
                                                 IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE  ESTIMATED
                                                 AND LIABILITIES   OBSERVABLE INPUTS    INPUTS       FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)      VALUE
                                                ------------------ ----------------- ------------ ----------
                                                                       (IN THOUSANDS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.....................      $    --          $  211,911       $ 10,436   $  222,347
 Foreign corporate securities..................           --             121,348          2,158      123,506
 RMBS..........................................           --             105,327             --      105,327
 U.S. Treasury and agency securities...........       27,554              12,006             --       39,560
 CMBS..........................................           --              13,548             --       13,548
 State and political subdivision securities....           --              24,383             --       24,383
 ABS...........................................           --               4,566          3,966        8,532
 Foreign government securities.................           --               7,024             --        7,024
                                                     -------          ----------       --------   ----------
   Total fixed maturity securities.............       27,554             500,113         16,560      544,227
                                                     -------          ----------       --------   ----------
Short-term investments.........................       24,995                  --             --       24,995
Net embedded derivatives within asset host
  contracts (1)................................           --                  --         72,681       72,681
Separate account assets (2)....................           --           3,229,029             --    3,229,029
                                                     -------          ----------       --------   ----------
   Total assets................................      $52,549          $3,729,142       $ 89,241   $3,870,932
                                                     =======          ==========       ========   ==========
LIABILITIES:
Net embedded derivatives within liability host
  contracts (1)................................      $    --          $       --       $(20,660)  $  (20,660)
                                                     =======          ==========       ========   ==========

--------
(1)Net embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables in the balance sheets. Net embedded derivatives within liability host contracts are presented within PABs in the balance sheets.

(2)Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  Fixed Maturity Securities and Short-term Investments

   When available, the estimated fair value of the Company's fixed maturity securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

   The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

   When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

   The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

  Embedded Derivatives Within Asset and Liability Host Contracts

   Embedded derivatives principally include certain direct variable annuity guarantees and certain affiliated ceded reinsurance agreements related to such variable annuity guarantees. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

   The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within PABs in the balance sheets.

   The fair value of these guarantees is estimated using the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The valuation of these guarantee liabilities includes adjustments for nonperformance risk and for a risk margin related to non-capital market inputs.

   The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife's debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries compared to MetLife.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

   The Company ceded, to an affiliated reinsurance company, the risk associated with certain of the GMIBs, GMABs and GMWBs previously described. These embedded derivatives are included within premiums, reinsurance and other receivables in the balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

  Separate Account Assets

   Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts consist of mutual funds. See
"-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

   A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

   The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

   While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


LEVEL 1 MEASUREMENTS:

  Fixed Maturity Securities and Short-term Investments

   These securities are comprised of U.S. Treasury and agency securities and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

LEVEL 2 MEASUREMENTS:

  Fixed Maturity Securities and Short-term Investments

   This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

      U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

      Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

      U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

      Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Separate Account Assets

   These assets are comprised of certain mutual funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

   In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

  Fixed Maturity Securities

   This level includes fixed maturity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data.

      U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

      Structured securities comprised of CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

  Direct Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  Reinsurance Ceded on Certain Guaranteed Minimum Benefits

   These embedded derivatives are principally valued using an income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those previously described under "Direct Guaranteed Minimum Benefits" and also include counterparty credit spreads.

TRANSFERS BETWEEN LEVELS 1 AND 2:

   During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

   Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

   Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

   During the year ended December 31, 2011, there were no transfers into Level 3. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $570 thousand were principally comprised of certain private placements included in U.S. corporate securities.

   Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

   During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $2.1 million were comprised of foreign and U.S. corporate securities. During the year ended December 31, 2010, there were no transfers out of Level 3.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                            FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                            -----------------------------------------------------------------------
                                                   FIXED MATURITY SECURITIES:
                                            ---------------------------------------------------
                                                U.S.          FOREIGN                                  NET
                                             CORPORATE       CORPORATE                              EMBEDDED
                                              SECURITIES      SECURITIES      CMBS       ABS      DERIVATIVES (5)
                                            ------------    ------------    ------      ------  -----------------
                                                                  (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,........................   $10,436         $ 2,158       $   --     $3,966       $ 93,341
Total realized/unrealized gains (losses)
  included in:
 Earnings: (1), (2)
   Net investment income...................         3              --          (13)        --             --
   Net investment gains (losses)...........        21              33           --         --             --
   Net derivative gains (losses)...........        --              --           --         --         97,765
 Other comprehensive income (loss).........       255              20           13          7             --
Purchases (3)..............................     4,789              --        5,216         --             --
Sales (3)..................................    (1,973)         (1,033)          --         --             --
Issuances (3)..............................        --              --           --         --             --
Settlements (3)............................        --              --           --         --          8,736
Transfers into Level 3 (4).................        --              --           --         --             --
Transfers out of Level 3 (4)...............      (891)         (1,178)          --         --             --
                                              -------         -------        ------     ------      --------
Balance, December 31,......................   $12,640         $    --       $5,216     $3,973       $199,842
                                              =======         =======        ======     ======      ========
Changes in unrealized gains (losses)
  relating to assets and liabilities still
  held at December 31, 2011 included in
  earnings:
   Net investment income...................   $    (1)        $    --       $  (13)    $   --       $     --
   Net investment gains (losses)...........   $    --         $    --       $   --     $   --       $     --
   Net derivative gains (losses)...........   $    --         $    --       $   --     $   --       $ 98,677

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


                                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS
                                                                            (LEVEL 3)
                                                       -------------------------------------------------------------
                                                           FIXED MATURITY SECURITIES:
                                                       ------------------------------------------
                                                          U.S.       FOREIGN                             NET
                                                       CORPORATE    CORPORATE                         EMBEDDED
                                                       SECURITIES   SECURITIES   CMBS      ABS     DERIVATIVES (5)
                                                       ----------   ----------    -----   ------   ---------------
                                                                         (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,...................................  $ 8,136       $1,289     $  --   $   --        $59,217
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income..............................      (41)          --        --       --             --
   Net investment gains (losses)......................       --         (144)       --       --             --
   Net derivative gains (losses)......................       --           --        --       --         26,905
 Other comprehensive income (loss)....................      168          170        --      (34)            --
Purchases, sales, issuances and settlements (3).......    1,603          843        --    4,000          7,219
Transfers into Level 3 (4)............................      570           --        --       --             --
Transfers out of Level 3 (4)..........................       --           --        --       --             --
                                                        -------       ------      -----   ------       -------
Balance, December 31,.................................  $10,436       $2,158     $  --   $3,966        $93,341
                                                        =======       ======      =====   ======       =======
Changes in unrealized gains (losses) relating to
  assets and liabilities still held at December 31,
  2010 included in earnings:
   Net investment income..............................  $   (41)      $   --     $  --   $   --        $    --
   Net investment gains (losses)......................  $    --       $   --     $  --   $   --        $    --
   Net derivative gains (losses)......................  $    --       $   --     $  --   $   --        $27,633

                                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS
                                                                           (LEVEL 3)
                                                       ------------------------------------------------------------
                                                          FIXED MATURITY SECURITIES:
                                                       -------------------------------------------
                                                          U.S.        FOREIGN                            NET
                                                       CORPORATE     CORPORATE                        EMBEDDED
                                                       SECURITIES    SECURITIES    CMBS     ABS    DERIVATIVES (5)
                                                       ----------    ----------     -----   -----  ---------------
                                                                        (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,...................................   $1,306        $1,672      $  --   $  --      $131,270
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income..............................       19           (23)        --      --            --
   Net investment gains (losses)......................       --           (67)        --      --            --
   Net derivative gains (losses)......................       --            --         --      --       (77,960)
 Other comprehensive income (loss)....................       26           657         --      --            --
Purchases, sales, issuances and settlements (3).......    6,785          (950)        --      --         5,907
Transfers into and/or out of Level 3 (4)..............       --            --         --      --            --
                                                         ------        ------       -----   -----     --------
Balance, December 31,.................................   $8,136        $1,289      $  --   $  --      $ 59,217
                                                         ======        ======       =====   =====     ========
Changes in unrealized gains (losses) relating to
  assets and liabilities still held at December 31,
  2009 included in earnings:
   Net investment income..............................   $   19        $   --      $  --   $  --      $     --
   Net investment gains (losses)......................   $   --        $   --      $  --   $  --      $     --
   Net derivative gains (losses)......................   $   --        $   --      $  --   $  --      $(77,350)

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

  FAIR VALUE OF FINANCIAL INSTRUMENTS

   Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                          DECEMBER 31,
                                 -------------------------------------------------------------
                                              2011                           2010
                                 ------------------------------ ------------------------------
                                                     ESTIMATED                       ESTIMATED
                                 NOTIONAL  CARRYING    FAIR     NOTIONAL  CARRYING     FAIR
                                  AMOUNT    VALUE      VALUE     AMOUNT    VALUE       VALUE
                                 -------- ---------- ---------- -------- ---------- ----------
                                                         (IN THOUSANDS)
ASSETS:
Mortgage loans, net.............          $   99,683 $  108,094          $   77,938 $   83,736
Cash and cash equivalents.......          $   13,016 $   13,016          $    7,758 $    7,758
Accrued investment income.......          $    6,342 $    6,342          $    5,824 $    5,824
Premiums, reinsurance and other
  receivables (1)...............          $1,145,166 $1,248,070          $1,168,603 $1,261,952
LIABILITIES:
PABs (1)........................          $1,420,768 $1,565,169          $1,436,730 $1,544,805
COMMITMENTS: (2)
Mortgage loan commitments.......  $  --   $       -- $       --  $2,000  $       -- $      (37)
Commitments to fund private
  corporate bond investments....  $  --   $       -- $       --  $3,442  $       -- $       --

--------
(1)Carrying values presented herein differ from those presented in the balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


(2)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

   The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

   The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, short-term investments, net embedded derivatives within asset and liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

  Mortgage Loans

   The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

  Cash and Cash Equivalents

   Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

  Accrued Investment Income

   Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

  Premiums, Reinsurance and Other Receivables

   Premiums, reinsurance and other receivables in the preceding table are comprised of certain amounts recoverable under reinsurance agreements.

   Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  PABs

   PABs in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity guarantees accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the table above as they are separately presented in "-- Recurring Fair Value Measurements." The remaining difference between the amounts reflected as PABs in the preceding table and those recognized in the balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

   The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

  Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

   The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

   Information regarding DAC and VOBA was as follows:

                                                 DAC     VOBA    TOTAL
                                              --------  -----  --------
                                                    (IN THOUSANDS)
        Balance at January 1, 2009........... $ 94,728  $ 357  $ 95,085
        Capitalizations......................   52,762     --    52,762
                                              --------  -----  --------
         Subtotal............................  147,490    357   147,847
                                              --------  -----  --------
        Amortization related to:
         Net investment gains (losses).......   18,120     --    18,120
         Other expenses......................  (16,295)   (45)  (16,340)
                                              --------  -----  --------
           Total amortization................    1,825    (45)    1,780
                                              --------  -----  --------
        Balance at December 31, 2009.........  149,315    312   149,627
        Capitalizations......................   65,577     --    65,577
                                              --------  -----  --------
         Subtotal............................  214,892    312   215,204
                                              --------  -----  --------
        Amortization related to:
         Net investment gains (losses).......  (10,812)    --   (10,812)
         Other expenses......................  (19,088)  (126)  (19,214)
                                              --------  -----  --------
           Total amortization................  (29,900)  (126)  (30,026)
                                              --------  -----  --------
        Unrealized investment gains (losses).   (1,500)    --    (1,500)
                                              --------  -----  --------
        Balance at December 31, 2010.........  183,492    186   183,678
        Capitalizations......................   79,902     --    79,902
                                              --------  -----  --------
         Subtotal............................  263,394    186   263,580
                                              --------  -----  --------
        Amortization related to:
         Net investment gains (losses).......  (32,017)    --   (32,017)
         Other expenses......................  (32,196)   (26)  (32,222)
                                              --------  -----  --------
           Total amortization................  (64,213)   (26)  (64,239)
                                              --------  -----  --------
        Unrealized investment gains (losses).   (1,100)    --    (1,100)
                                              --------  -----  --------
        Balance at December 31, 2011......... $198,081  $ 160  $198,241
                                              ========  =====  ========

   The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $73 thousand in 2012, $38 thousand in 2013, $12 thousand in 2014, $10 thousand in 2015 and $11 thousand in 2016.

   Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


6.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

   Information regarding VODA, which was reported in other assets, was as follows:

                                                                      AMOUNT
                                                                  --------------
                                                                  (IN THOUSANDS)
Balance at January 1, 2009.......................................    $18,751
Amortization.....................................................       (629)
                                                                     -------
Balance at December 31, 2009.....................................     18,122
Amortization.....................................................       (807)
                                                                     -------
Balance at December 31, 2010.....................................     17,315
Amortization.....................................................       (968)
                                                                     -------
Balance at December 31, 2011.....................................    $16,347
                                                                     =======

   The estimated future amortization expense allocated to other expenses for the next five years for VODA is $1.1 million in 2012, $1.3 million in 2013, $1.4 million in 2014, $1.4 million in 2015 and $1.4 million in 2016.

  SALES INDUCEMENTS

   Information regarding deferred sales inducements, which are reported in other assets, was as follows:

                                                                      AMOUNT
                                                                  --------------
                                                                  (IN THOUSANDS)
Balance at January 1, 2009.......................................    $38,082
Capitalization...................................................      7,354
Amortization.....................................................     (3,465)
                                                                     -------
Balance at December 31, 2009.....................................     41,971
Capitalization...................................................      8,807
Amortization.....................................................      3,467
                                                                     -------
Balance at December 31, 2010.....................................     54,245
Capitalization...................................................      6,307
Amortization.....................................................     (6,477)
                                                                     -------
Balance at December 31, 2011.....................................    $54,075
                                                                     =======

  SEPARATE ACCOUNTS

   Separate account assets and liabilities consist of pass-through separate accounts totaling $3,870.7 million and $3,229.0 million at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk.

   For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  GUARANTEES

   The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death or at annuitization.

   Information regarding the types of guarantees relating to annuity contracts was as follows:

                                                                      DECEMBER 31,
                                              ----------------------------------------------------------
                                                           2011                           2010
                                              ---------------------------    ---------------------------
                                                  IN THE           AT            IN THE           AT
                                              EVENT OF DEATH  ANNUITIZATION  EVENT OF DEATH  ANNUITIZATION
                                              --------------  -------------  --------------  -------------
                                                                     (IN THOUSANDS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value.......................   $1,867,112            N/A      $1,434,340            N/A
Net amount at risk (2).......................   $   45,689(3)         N/A      $   21,210(3)         N/A
Average attained age of contractholders......     62 years            N/A        62 years            N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
Separate account value.......................   $2,083,348     $3,268,053      $1,839,307     $2,633,542
Net amount at risk (2).......................   $  173,018(3)  $  609,387(4)   $   92,089(3)  $  336,201(4)
Average attained age of contractholders......     63 years       61 years        62 years       61 years

--------
(1)The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current GMDB in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts was as follows:

                                                 ANNUITY CONTRACTS
                                              -----------------------
                                              GUARANTEED  GUARANTEED
                                                DEATH    ANNUITIZATION
                                               BENEFITS    BENEFITS     TOTAL
                                              ---------- ------------- -------
                                                       (IN THOUSANDS)
DIRECT
Balance at January 1, 2009...................  $ 4,088      $19,792    $23,880
Incurred guaranteed benefits.................    2,933           19      2,952
Paid guaranteed benefits.....................   (5,531)          --     (5,531)
                                               -------      -------    -------
Balance at December 31, 2009.................    1,490       19,811     21,301
Incurred guaranteed benefits.................    2,593        6,472      9,065
Paid guaranteed benefits.....................   (1,475)          --     (1,475)
                                               -------      -------    -------
Balance at December 31, 2010.................    2,608       26,283     28,891
Incurred guaranteed benefits.................    1,432       10,479     11,911
Paid guaranteed benefits.....................     (361)          --       (361)
                                               -------      -------    -------
Balance at December 31, 2011.................  $ 3,679      $36,762    $40,441
                                               =======      =======    =======

CEDED
Balance at January 1, 2009...................  $ 4,088      $ 6,535    $10,623
Incurred guaranteed benefits.................    2,933          209      3,142
Paid guaranteed benefits.....................   (5,531)          --     (5,531)
                                               -------      -------    -------
Balance at December 31, 2009.................    1,490        6,744      8,234
Incurred guaranteed benefits.................    2,593        2,212      4,805
Paid guaranteed benefits.....................   (1,475)          --     (1,475)
                                               -------      -------    -------
Balance at December 31, 2010.................    2,608        8,956     11,564
Incurred guaranteed benefits.................    1,432        3,582      5,014
Paid guaranteed benefits.....................     (361)          --       (361)
                                               -------      -------    -------
Balance at December 31, 2011.................  $ 3,679      $12,538    $16,217
                                               =======      =======    =======

NET
Balance at January 1, 2009...................  $    --      $13,257    $13,257
Incurred guaranteed benefits.................       --         (190)      (190)
Paid guaranteed benefits.....................       --           --         --
                                               -------      -------    -------
Balance at December 31, 2009.................       --       13,067     13,067
Incurred guaranteed benefits.................       --        4,260      4,260
Paid guaranteed benefits.....................       --           --         --
                                               -------      -------    -------
Balance at December 31, 2010.................       --       17,327     17,327
Incurred guaranteed benefits.................       --        6,897      6,897
Paid guaranteed benefits.....................       --           --         --
                                               -------      -------    -------
Balance at December 31, 2011.................  $    --      $24,224    $24,224
                                               =======      =======    =======

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                                             DECEMBER 31,
                                                         ---------------------
                                                            2011       2010
                                                         ---------- ----------
                                                            (IN THOUSANDS)
 Fund Groupings:
 Equity................................................. $1,631,643 $1,614,464
 Balanced...............................................  1,801,385  1,254,145
 Bond...................................................    276,173    202,120
 Money Market...........................................     89,292     80,201
 Specialty..............................................     70,223     74,098
                                                         ---------- ----------
   Total................................................ $3,868,716 $3,225,028
                                                         ========== ==========

7.  REINSURANCE

   The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limit for certain new individual life insurance policies, and reinsures up to 90% of the mortality risk for other individual life insurance policies. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   The Company reinsures 100% of the living and death benefit guarantees associated with its variable annuities issued since 2004 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The Company also reinsures 90% of its new production of fixed annuities to an affiliated reinsurer.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The Company has secured certain reinsurance recoverable balances with irrevocable letters of credit. The Company had $5.9 million and $6.5 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   At December 31, 2011, the Company had $5.9 million of net unaffiliated ceded reinsurance recoverables. Of this total, $5.1 million, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured. At December 31, 2010, the Company had $6.6 million of net unaffiliated ceded reinsurance recoverables. Of this total, $5.8 million, or 89%, were with the Company's five largest unaffiliated ceded reinsurers, all of which were unsecured.

   The amounts in the statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                                 YEARS ENDED DECEMBER 31,
                                                               ----------------------------
                                                                 2011      2010      2009
                                                               --------  --------  --------
                                                                      (IN THOUSANDS)
PREMIUMS:
Direct premiums............................................... $108,831  $ 87,369  $ 72,635
Reinsurance ceded.............................................  (37,629)  (30,384)  (13,177)
                                                               --------  --------  --------
 Net premiums................................................. $ 71,202  $ 56,985  $ 59,458
                                                               ========  ========  ========

UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $ 82,961  $ 65,498  $ 47,948
Reinsurance ceded.............................................  (12,216)   (9,638)   (8,151)
                                                               --------  --------  --------
 Net universal life and investment-type product policy fees... $ 70,745  $ 55,860  $ 39,797
                                                               ========  ========  ========

OTHER REVENUES:
Direct other revenues......................................... $  7,518  $  5,442  $  3,340
Reinsurance ceded.............................................   57,686    63,185    54,121
                                                               --------  --------  --------
 Net other revenues........................................... $ 65,204  $ 68,627  $ 57,461
                                                               ========  ========  ========

POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $ 96,879  $ 67,216  $ 62,435
Reinsurance ceded.............................................  (26,601)  (20,557)  (12,786)
                                                               --------  --------  --------
 Net policyholder benefits and claims......................... $ 70,278  $ 46,659  $ 49,649
                                                               ========  ========  ========

INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $ 61,852  $ 62,029  $ 65,868
Reinsurance ceded.............................................     (157)      (97)      (35)
                                                               --------  --------  --------
 Net interest credited to policyholder account balances....... $ 61,695  $ 61,932  $ 65,833
                                                               ========  ========  ========

OTHER EXPENSES:
Direct other expenses......................................... $120,275  $ 63,821  $ 31,445
Reinsurance ceded.............................................    3,633     1,029    (2,247)
                                                               --------  --------  --------
 Net other expenses........................................... $123,908  $ 64,850  $ 29,198
                                                               ========  ========  ========

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The amounts in the balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                         DECEMBER 31, 2011
                                                                  -------------------------------
                                                                                         TOTAL
                                                                                        BALANCE
                                                                   DIRECT     CEDED      SHEET
                                                                  -------- ----------  ----------
                                                                          (IN THOUSANDS)
ASSETS:
Premiums, reinsurance and other receivables...................... $ 12,068 $1,486,614  $1,498,682
Deferred policy acquisition costs and value of business acquired.  258,217    (59,976)    198,241
                                                                  -------- ----------  ----------
 Total assets.................................................... $270,285 $1,426,638  $1,696,923
                                                                  ======== ==========  ==========
LIABILITIES:
Other policy-related balances.................................... $  8,400 $    6,268  $   14,668
Other liabilities................................................   47,349     89,209     136,558
                                                                  -------- ----------  ----------
 Total liabilities............................................... $ 55,749 $   95,477  $  151,226
                                                                  ======== ==========  ==========

                                                                         DECEMBER 31, 2010
                                                                  -------------------------------
                                                                                         TOTAL
                                                                                        BALANCE
                                                                   DIRECT     CEDED      SHEET
                                                                  -------- ----------  ----------
                                                                          (IN THOUSANDS)
ASSETS:
Premiums, reinsurance and other receivables...................... $ 12,511 $1,334,777  $1,347,288
Deferred policy acquisition costs and value of business acquired.  242,111    (58,433)    183,678
                                                                  -------- ----------  ----------
 Total assets.................................................... $254,622 $1,276,344  $1,530,966
                                                                  ======== ==========  ==========

LIABILITIES:
Other policy-related balances.................................... $ 13,293 $    7,522  $   20,815
Other liabilities................................................   11,668     62,212      73,880
                                                                  -------- ----------  ----------
 Total liabilities............................................... $ 24,961 $   69,734  $   94,695
                                                                  ======== ==========  ==========

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. Deposit assets and deposit liabilities, if any, are the result of affiliated reinsurance transactions. See "-- Related Party Reinsurance Transactions."

  RELATED PARTY REINSURANCE TRANSACTIONS

   The Company has reinsurance agreements with certain MetLife subsidiaries, including Metropolitan Life Insurance Company ("MLIC"), Exeter Reassurance Company, Ltd. and MetLife Reinsurance Company of Vermont, all of which are related parties.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Information regarding the effect of affiliated reinsurance included in the statements of operations was as follows:

                                                           YEARS ENDED DECEMBER 31,
                                                         ----------------------------
                                                           2011      2010      2009
                                                         --------  --------  --------
                                                                (IN THOUSANDS)
PREMIUMS:
Reinsurance ceded....................................... $(30,696) $(25,288) $ (9,618)
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance ceded....................................... $(12,132) $ (9,569) $ (8,085)
OTHER REVENUES:
Reinsurance ceded....................................... $ 57,693  $ 63,185  $ 54,121
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance ceded....................................... $(25,172) $(18,487) $(10,563)
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance ceded....................................... $   (157) $    (97) $    (35)
OTHER EXPENSES:
Reinsurance ceded....................................... $  3,665  $  1,061  $ (2,214)

   Information regarding the effect of ceded affiliated reinsurance included in the balance sheets was as follows at:

                                                                       DECEMBER 31,
                                                                  ----------------------
                                                                     2011        2010
                                                                  ----------  ----------
                                                                      (IN THOUSANDS)
ASSETS:
Premiums, reinsurance and other receivables...................... $1,478,930  $1,327,569
Deferred policy acquisition costs and value of business acquired.    (60,028)    (58,476)
                                                                  ----------  ----------
 Total assets.................................................... $1,418,902  $1,269,093
                                                                  ==========  ==========
LIABILITIES:
Other policy-related balances.................................... $    6,268  $    7,522
Other liabilities................................................     87,527      61,550
                                                                  ----------  ----------
 Total liabilities............................................... $   93,795  $   69,072
                                                                  ==========  ==========

   Effective December 31, 2009, the Company ceded one block of level premium term business to an affiliate on a 75% coinsurance with funds withheld basis. The reinsurance agreement includes an experience refund provision, whereby some or all of the profits on the underlying reinsurance agreement are returned to the Company from the affiliated reinsurer during the first several years of the reinsurance agreement. There were no experience refunds that reduced the funds withheld by the Company at December 31, 2011. The experience refund reduced the funds withheld by the Company from the affiliated reinsurer by $23.9 million at December 31, 2010, and are considered unearned revenue, amortized over the life of the contract using the same assumptions as used for DAC associated with the underlying policies. Amortization and interest of the unearned revenue associated with the experience refund was $1.3 million and $16.4 million for the years ended December 31, 2011 and 2010, respectively, and is included in premiums in the statements of operations. At December 31, 2011 and 2010, unearned revenue related to the experience refund was $6.3 million and $7.5 million, respectively, and is included in other policy-related balances in the balance sheets.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   The Company cedes risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were assets of $220.0 million and $72.7 million at December 31, 2011 and 2010, respectively. Net derivative gains (losses) associated with the embedded derivatives were $128.0 million, $13.9 million and ($103.4) million, for the years ended December 31, 2011, 2010 and 2009, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1,176.9 million and $1,187.7 million of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1,145.1 million and $1,168.6 million, at December 31, 2011 and 2010, respectively. There were no deposit liabilities for affiliated reinsurance at both December 31, 2011 and 2010.

8.  INCOME TAX

   The provision for income tax was as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2011     2010     2009
                                                   --------  ------- --------
                                                         (IN THOUSANDS)
  Current:
    Federal....................................... $(20,668) $ 3,366 $ (4,357)
  Deferred:
    Federal.......................................   44,904   15,063  (16,482)
                                                   --------  ------- --------
     Provision for income tax expense (benefit)... $ 24,236  $18,429 $(20,839)
                                                   ========  ======= ========

   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                   --------------------------
                                                     2011     2010     2009
                                                   -------  -------  --------
                                                         (IN THOUSANDS)
  Tax provision at U.S. statutory rate............ $28,488  $22,150  $(16,954)
  Tax effect of:
    Tax-exempt investment income..................  (3,245)  (3,197)   (2,324)
    Prior year tax................................    (344)     746    (1,528)
    Tax credits...................................    (623)  (1,270)       --
    Other, net....................................     (40)      --       (33)
                                                   -------  -------  --------
     Provision for income tax expense (benefit)... $24,236  $18,429  $(20,839)
                                                   =======  =======  ========

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                 DECEMBER 31,
                                                             -------------------
                                                                2011      2010
                                                             ---------  --------
                                                                (IN THOUSANDS)
Deferred income tax assets:
  Tax credit carryforwards.................................. $     623  $     --
  Other.....................................................    30,254    19,841
                                                             ---------  --------
                                                                30,877    19,841
                                                             ---------  --------
Deferred income tax liabilities:
  DAC.......................................................    57,345    56,784
  Policyholder liabilities and receivables..................    87,898    35,155
  Investments, including derivatives........................     8,561     5,925
  Net unrealized investment gains...........................    16,558     5,957
                                                             ---------  --------
                                                               170,362   103,821
                                                             ---------  --------
   Net deferred income tax asset (liability)................ $(139,485) $(83,980)
                                                             =========  ========

   Tax credit carryforwards of $623 thousand at December 31, 2011 will expire beginning in 2021.

   The Company participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due from MetLife include $14.8 million and $523 thousand for 2011 and 2010, respectively, and the amounts due to MetLife include $4.4 million for 2009.

   The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2006. The IRS exam of the current audit cycle, year 2006, began in April 2010.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $3.6 million and $2.5 million, respectively, related to the separate account DRD. The 2011 benefit included a benefit of $47 thousand related to DRD and a benefit of $296 thousand related to a true-up of foreign tax credits. The 2010 benefit included an expense of $747 thousand related to a true-up of the 2009 tax return.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


9.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

  LITIGATION

   Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

  Unclaimed Property Inquiries

   More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company, an affiliate, and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multi-state targeted market conduct exam. On July 5, 2011, the New York Insurance Department (the "Department") issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multi-state market conduct exam, or issue directives similar to the Department's letter. It is possible that the audits, market conduct exam, and related activity may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property.

   Various litigation, claims and assessments against the Company, in addition to those discussed previously or those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in particular quarterly or annual periods.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


  INSOLVENCY ASSESSMENTS

   Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                                  DECEMBER 31,
                                                                  -------------
                                                                   2011    2010
                                                                  -------  -----
                                                                  (IN THOUSANDS)
 Other Assets:
   Premium tax offset for future undiscounted assessments........ $11,000  $  --
 Other Liabilities:
   Insolvency assessments........................................ $22,400  $  --

   On September 1, 2011, the New York State Department of Financial Services filed a liquidation plan for Executive Life Insurance Company of New York ("ELNY"), which had been under rehabilitation by the Liquidation Bureau since 1991. The plan will involve the satisfaction of insurers' financial obligations under a number of state life and health insurance guaranty associations and also contemplates that additional industry support for certain ELNY policyholders will be provided. The Company recorded a net charge of $7.4 million, after tax, related to ELNY.

COMMITMENTS

  MORTGAGE LOAN COMMITMENTS

   The Company commits to lend funds under mortgage loan commitments. There were no unfunded commitments at December 31, 2011, and $2.0 million of unfunded commitments at December 31, 2010.

  COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

   The Company commits to lend funds under private corporate bond investments. There were no unfunded commitments at December 31, 2011, and $3.4 million of unfunded commitments at December 31, 2010.

GUARANTEES

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company had no liability for indemnities, guarantees and commitments at both December 31, 2011 and 2010.

10.  EQUITY

  CAPITAL CONTRIBUTIONS

   The Company received no cash capital contributions from MetLife for each of the years ended December 31, 2011 and 2010. The Company received cash capital contributions of $70.0 million from MetLife for the year ended December 31, 2009.

  STATUTORY EQUITY AND INCOME

   The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

   The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of the Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


   Statutory net loss of the Company, as filed with the Department, was $21.1 million (unaudited), $27.6 million and $8.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus, as filed with the Department, was $196.0 million (unaudited) and $220.2 million at December 31, 2011 and 2010, respectively.

  DIVIDEND RESTRICTIONS

   Under New York State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MetLife as long as the aggregate amount of all such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). The Company will be permitted to pay a dividend to MetLife in excess of the lesser of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Superintendent of the New York Insurance Department (the "Superintendent") and the Superintendent does not disapprove the dividend within 30 days of its filing. Under New York State Insurance Law, the Superintendent has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the years ended December 31, 2011, 2010 and 2009, the Company did not pay dividends to MetLife. Because the Company's net gain from operations was negative, the Company cannot pay any dividends in 2012 without prior regulatory approval.

  OTHER COMPREHENSIVE INCOME (LOSS)

   The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                     YEARS ENDED DECEMBER 31,
                                                                                    -------------------------
                                                                                      2011      2010    2009
                                                                                    --------  -------  ------
                                                                                          (IN THOUSANDS)
Holding gains (losses) on investments arising during the year...................... $ 28,788  $19,151  $ (291)
Income tax effect of holding gains (losses)........................................  (10,075)  (6,703)    102
Reclassification adjustments for recognized holding (gains) losses included in
  current year income..............................................................    2,602      754   2,325
Income tax effect of reclassification adjustments..................................     (911)    (264)   (814)
Allocation of holding (gains) losses on investments relating to other policyholder
  amounts..........................................................................   (1,100)  (1,500)     --
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts..........................................................................      385      525      --
                                                                                    --------  -------  ------
Other comprehensive income (loss).................................................. $ 19,689  $11,963  $1,322
                                                                                    ========  =======  ======

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


11.  OTHER EXPENSES

   Information on other expenses was as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                  ----------------------------
                                                    2011      2010      2009
                                                  --------  --------  --------
                                                         (IN THOUSANDS)
Compensation..................................... $ 12,100  $ 10,563  $  3,221
Commissions......................................   72,401    53,409    45,803
Volume-related costs.............................    9,900     9,669    15,163
Affiliated interest costs on ceded reinsurance...    7,523     4,785        --
Capitalization of DAC............................  (79,902)  (65,577)  (52,762)
Amortization of DAC and VOBA.....................   64,239    30,026    (1,780)
Premium taxes, licenses & fees...................   13,525     1,593     1,377
Professional services............................    1,156       859        --
Rent.............................................      714       672        --
Other............................................   22,252    18,851    18,176
                                                  --------  --------  --------
  Total other expenses........................... $123,908  $ 64,850  $ 29,198
                                                  ========  ========  ========

  CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

   See Note 5 for a rollforward of DAC and VOBA including impacts of capitalization and amortization.

  AFFILIATED EXPENSES

   Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions.

   See Notes 7 and 12 for a discussion of affiliated expenses included in the table above.

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

               NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


12.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

   The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                        YEARS ENDED DECEMBER 31,
                                                        -----------------------
                                                         2011     2010    2009
                                                        -------  ------- -------
                                                            (IN THOUSANDS)
Compensation........................................... $12,067  $10,525 $ 3,133
Commissions............................................  51,505   32,652  26,324
Volume-related costs...................................  11,228   11,547  13,609
Professional services..................................   1,156      859      --
Rent...................................................     714      672      --
Other..................................................  21,065   18,707  18,983
                                                        -------  ------- -------
Total other expenses................................... $97,735  $74,962 $62,049
                                                        =======  ======= =======

   Revenues received from affiliates related to these agreements were recorded as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2011     2010    2009
                                                       ------  ------  ------
                                                         (IN THOUSANDS)
Universal life and investment-type product policy
  fees............................................... $9,154   $7,083  $5,091
Other revenues....................................... $7,402   $5,278  $3,317

   The Company had net receivables from affiliates of $2.7 million and $5.6 million at December 31, 2011 and 2010, respectively, related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Note 2 for additional related party transactions.

13.  SUBSEQUENT EVENT

   The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2011 financial statements.

GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

Consolidated Financial Statements

As of December 31, 2011 and 2010 and for the Years Ended December 31, 2011, 2010 and 2009
and Independent Auditors' Report

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of General American Life Insurance Company:

We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiary (an indirect wholly-owned subsidiary of MetLife, Inc.) (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiary as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, Florida
April 5, 2012

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                                          2011    2010
                                                                                         ------- -------
ASSETS
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
   $6,676 and $5,913, respectively)..................................................... $ 7,669 $ 6,546
 Equity securities available-for-sale, at estimated fair value (cost: $33 and $159,
   respectively)........................................................................      33     178
 Mortgage loans (net of valuation allowances of $4 and $6, respectively)................     608     562
 Policy loans...........................................................................   1,797   1,807
 Real estate and real estate joint ventures.............................................      53      54
 Other limited partnership interests....................................................     196     156
 Short-term investments, principally at estimated fair value............................     254     175
 Other invested assets, principally at estimated fair value.............................     138      59
                                                                                         ------- -------
   Total investments....................................................................  10,748   9,537
Cash and cash equivalents, principally at estimated fair value..........................      72     265
Accrued investment income...............................................................     102      94
Premiums, reinsurance and other receivables.............................................   2,548   2,443
Deferred policy acquisition costs and value of business acquired........................     196     169
Other assets............................................................................     122     157
Separate account assets.................................................................     974   1,435
                                                                                         ------- -------
   Total assets......................................................................... $14,762 $14,100
                                                                                         ======= =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future policy benefits.................................................................. $ 5,095 $ 5,091
Policyholder account balances...........................................................   4,985   4,428
Other policy-related balances...........................................................     255     263
Policyholder dividends payable..........................................................      95      99
Payables for collateral under securities loaned and other transactions..................     815     574
Long-term debt..........................................................................     102     102
Current income tax payable..............................................................      36      14
Deferred income tax liability...........................................................     236      55
Other liabilities.......................................................................     653     601
Separate account liabilities............................................................     974   1,435
                                                                                         ------- -------
   Total liabilities....................................................................  13,246  12,662
                                                                                         ------- -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
STOCKHOLDER'S EQUITY
Common stock, par value $1.00 per share; 5,000,000 shares authorized; 3,000,000 shares
  issued and outstanding................................................................       3       3
Additional paid-in capital..............................................................     865   1,029
Retained earnings.......................................................................      31      --
Accumulated other comprehensive income (loss)...........................................     617     406
                                                                                         ------- -------
   Total stockholder's equity...........................................................   1,516   1,438
                                                                                         ------- -------
   Total liabilities and stockholder's equity........................................... $14,762 $14,100
                                                                                         ======= =======

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF OPERATIONS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                      2011   2010   2009
                                                                                     ------  ----  -----
REVENUES
Premiums............................................................................ $  302  $249  $ 265
Universal life and investment-type product policy fees..............................    115   146    177
Net investment income...............................................................    491   502    511
Other revenues......................................................................     15     5      9
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities......................     (2)  (16)   (37)
 Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)......................................................     (1)   10     12
 Other net investment gains (losses)................................................     44   (10)   (36)
                                                                                     ------  ----  -----
   Total net investment gains (losses)..............................................     41   (16)   (61)
Net derivative gains (losses).......................................................     40   (62)  (189)
                                                                                     ------  ----  -----
     Total revenues.................................................................  1,004   824    712
                                                                                     ------  ----  -----
EXPENSES
Policyholder benefits and claims....................................................    499   442    414
Interest credited to policyholder account balances..................................    134   136    140
Policyholder dividends..............................................................    151   154    169
Other expenses......................................................................    129    75    106
                                                                                     ------  ----  -----
   Total expenses...................................................................    913   807    829
                                                                                     ------  ----  -----
Income (loss) before provision for income tax.......................................     91    17   (117)
Provision for income tax expense (benefit)..........................................     41    (5)   (65)
                                                                                     ------  ----  -----
Net income (loss)................................................................... $   50  $ 22  $ (52)
                                                                                     ======  ====  =====


       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                           ACCUMULATED OTHER
                                                                                      COMPREHENSIVE INCOME (LOSS)
                                                                           ------------------------------------------------
                                                                                NET                     FOREIGN    DEFINED
                                                       ADDITIONAL            UNREALIZED   OTHER-THAN   CURRENCY    BENEFIT
                                                COMMON  PAID-IN   RETAINED   INVESTMENT    TEMPORARY  TRANSLATION   PLANS
                                                STOCK   CAPITAL   EARNINGS GAINS (LOSSES) IMPAIRMENTS ADJUSTMENTS ADJUSTMENT
                                                ------ ---------- -------- -------------- ----------- ----------- ----------
Balance at December 31, 2008...................   $3     $1,243     $ 71       $(299)        $ --        $(10)       $ 1
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).........                        1                       (1)
Dividends on common stock......................             (87)     (20)
Comprehensive income (loss):
  Net income (loss)............................                      (52)
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........                                  448           (9)
   Defined benefit plans adjustment, net of
    income tax.................................                                                                       (2)

   Other comprehensive income (loss)...........

  Comprehensive income (loss)..................
                                                  --     ------     ----       -----         ----        ----        ---
Balance at December 31, 2009...................    3      1,156       --         149          (10)        (10)        (1)
Dividends on common stock......................            (127)     (22)
Comprehensive income (loss):
  Net income (loss)............................                       22
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........                                  279
   Defined benefit plans adjustment, net of
    income tax.................................                                                                       (1)

    Other comprehensive income (loss)..........

  Comprehensive income (loss)..................
                                                  --     ------     ----       -----         ----        ----        ---
Balance at December 31, 2010...................    3      1,029       --         428          (10)        (10)        (2)
Dividends on common stock......................            (164)     (19)
Comprehensive income (loss):
  Net income (loss)............................                       50
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........                                  215           (1)
   Defined benefit plans adjustment, net of
    income tax.................................                                                                       (3)

    Other comprehensive income (loss)..........

  Comprehensive income (loss)..................
                                                  --     ------     ----       -----         ----        ----        ---
Balance at December 31, 2011...................   $3     $  865     $ 31       $ 643         $(11)       $(10)       $(5)
                                                  ==     ======     ====       =====         ====        ====        ===




                                                    TOTAL
                                                STOCKHOLDER'S
                                                   EQUITY
                                                -------------
Balance at December 31, 2008...................    $1,009
Cumulative effect of change in accounting
 principle, net of income tax (Note 1).........        --
Dividends on common stock......................      (107)
Comprehensive income (loss):
  Net income (loss)............................       (52)
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........       439
   Defined benefit plans adjustment, net of
    income tax.................................        (2)
                                                   ------
   Other comprehensive income (loss)...........       437
                                                   ------
  Comprehensive income (loss)..................       385
                                                   ------
Balance at December 31, 2009...................     1,287
Dividends on common stock......................      (149)
Comprehensive income (loss):
  Net income (loss)............................        22
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........       279
   Defined benefit plans adjustment, net of
    income tax.................................        (1)
                                                   ------
    Other comprehensive income (loss)..........       278
                                                   ------
  Comprehensive income (loss)..................       300
                                                   ------
Balance at December 31, 2010...................     1,438
Dividends on common stock......................      (183)
Comprehensive income (loss):
  Net income (loss)............................        50
  Other comprehensive income (loss):
   Unrealized investment gains (losses), net
    of related offsets and income tax..........       214
   Defined benefit plans adjustment, net of
    income tax.................................        (3)
                                                   ------
    Other comprehensive income (loss)..........       211
                                                   ------
  Comprehensive income (loss)..................       261
                                                   ------
Balance at December 31, 2011...................    $1,516
                                                   ======

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                        2011     2010    2009
                                                                                      -------  -------  ------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss).................................................................... $    50  $    22  $  (52)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
 Depreciation and amortization expenses..............................................       7        7       7
 Amortization of premiums and accretion of discounts associated with
   investments, net..................................................................     (46)     (46)    (43)
 (Gains) losses on investments and derivatives and from sales of businesses,
   net...............................................................................     (68)      77     250
 Interest credited to policyholder account balances..................................     134      136     140
 Interest (income) expense on equity linked notes....................................       9       (3)    (25)
 Universal life and investment-type product policy fees..............................    (115)    (146)   (177)
 Change in premiums, reinsurance and other receivables...............................    (104)    (208)    (58)
 Change in deferred policy acquisition costs and value of business acquired,
   net...............................................................................     (36)      19      25
 Change in income tax recoverable (payable)..........................................      88       54    (138)
 Change in other assets..............................................................      13       10      31
 Change in insurance-related liabilities and policy-related balances.................      (9)      24    (109)
 Change in other liabilities.........................................................      47        4      72
 Other, net..........................................................................      19       (6)      5
                                                                                      -------  -------  ------
Net cash used in operating activities................................................     (11)     (56)    (72)
                                                                                      -------  -------  ------
CASH FLOWS FROM INVESTING ACTIVITIES
Sales, maturities and repayments of:
 Fixed maturity securities...........................................................   1,375    2,079   1,383
 Equity securities...................................................................     201        1      20
 Mortgage loans......................................................................      48       33       6
 Other limited partnership interests.................................................      19       10      13
Purchases of:
 Fixed maturity securities...........................................................  (2,095)  (1,779)   (934)
 Equity securities...................................................................     (29)     (10)    (18)
 Mortgage loans......................................................................     (93)    (233)   (158)
 Real estate and real estate joint ventures..........................................      (2)      (3)     (2)
 Other limited partnership interests.................................................     (52)     (58)    (25)
Cash received in connection with freestanding derivatives............................      62       24      13
Cash paid in connection with freestanding derivatives................................     (63)     (67)   (102)
Issuances of loans to affiliates.....................................................     (50)      --      --
Net change in short-term investments.................................................     (79)      55     284
Net change in other invested assets..................................................     (12)       8      (3)
Other, net...........................................................................      10      (26)    (91)
                                                                                      -------  -------  ------
Net cash (used in) provided by investing activities.................................. $  (760) $    34  $  386
                                                                                      -------  -------  ------

       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

             FOR THE YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                 (IN MILLIONS)

                                                                                       2011   2010   2009
                                                                                      -----  -----  -----
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
 Deposits............................................................................ $ 993  $ 372  $ 535
 Withdrawals.........................................................................  (473)  (242)  (356)
Net change in payables for collateral under securities loaned and other transactions.   241    148   (380)
Dividends on common stock............................................................  (183)  (149)  (107)
                                                                                      -----  -----  -----
Net cash provided by (used in) financing activities..................................   578    129   (308)
                                                                                      -----  -----  -----
Change in cash and cash equivalents..................................................  (193)   107      6
Cash and cash equivalents, beginning of year.........................................   265    158    152
                                                                                      -----  -----  -----
CASH AND CASH EQUIVALENTS, END OF YEAR............................................... $  72  $ 265  $ 158
                                                                                      =====  =====  =====
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Net cash paid (received) during the year for:
 Interest............................................................................ $   8  $   8  $   9
                                                                                      =====  =====  =====
 Income tax.......................................................................... $ (42) $ (41) $  73
                                                                                      =====  =====  =====



       SEE ACCOMPANYING NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES

 BUSINESS

  General American Life Insurance Company ("General American") and its subsidiary (collectively the "Company"), formerly held by GenAmerica Financial, LLC ("GenAmerica'), is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MLIC"). General American is a Missouri corporation incorporated in 1933. MLIC is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

  The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals and group insurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in 49 states, Puerto Rico and the District of Columbia.

 BASIS OF PRESENTATION

  The accompanying consolidated financial statements include the accounts of General American and its subsidiaries. Intercompany accounts and transactions have been eliminated.

  Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the 2011 presentation as discussed throughout the Notes to the Consolidated Financial Statements.

  Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements.

  A description of critical estimates is incorporated within the discussion of the related accounting policies which follows. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

  The accounting policies for the Company's principal investments are as follows:

    Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value.

    Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

    Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Interest, dividends and prepayment fees are recorded in net investment income.

    Included within fixed maturity securities are structured securities including mortgage-backed and asset-backed securities ("ABS"). Amortization of the premium or discount considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and ABS, the effective yield is recalculated on a retrospective basis.

    The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of severity and/or age of the gross unrealized loss, as summarized in Note 2 "-- Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity Securities Available-for-Sale."

    Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
  (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to structured securities, changes in forecasted cash flows after considering the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

    For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. In such situations, the OTTI recognized in earnings is the entire difference between the fixed maturity security's amortized cost and its estimated fair value only when either: (i) the Company has the intent to sell the fixed maturity security; or (ii) it is more likely than not that the Company will be required to sell the fixed maturity security before recovery of the decline in estimated fair value below amortized cost. If neither of these two conditions exist, the difference between the amortized cost of the fixed maturity security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than credit factors ("noncredit loss") is recorded in other comprehensive income (loss). Adjustments are not made for subsequent recoveries in value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

    With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and it is not expected to recover to an amount at least equal to cost prior to the expected time of the sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. When an OTTI loss has occurred, the OTTI loss is the entire difference between the equity security's cost and its estimated fair value with a corresponding charge to earnings.

    Upon acquisition, the Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the securities have an interest rate step-up feature which, when combined with other qualitative factors, indicates that the securities have more debt-like characteristics; while those with more equity-like characteristics are classified as equity securities within non-redeemable preferred stock. Many of such securities, commonly referred to as "perpetual hybrid securities," have been issued by non-U.S. financial institutions that are accorded the highest two capital treatment categories by their respective regulatory bodies (i.e. core capital, or "Tier 1 capital" and perpetual deferrable securities, or "Upper Tier 2 capital"). With respect to perpetual hybrid securities, the Company considers in its OTTI analysis whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. The Company also considers whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

    The Company's methodology and significant inputs used to determine the amount of the credit loss on fixed maturity securities are as follows:

    (i)The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows expected to be received. The discount rate is generally the effective interest rate of the fixed maturity security prior to impairment.

   (ii)When determining the collectability and the period over which value is expected to recover, the Company applies the same considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  (iii)Additional considerations are made when assessing the unique features that apply to certain structured securities such as residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

   (iv)When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, management considers the

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described in (ii) above.

    The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

    In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

    Securities Lending. Securities lending transactions, whereby blocks of securities, which are included in fixed maturity securities and short-term investments, are loaned to third parties, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. At the inception of a loan, the Company obtains collateral, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis with additional collateral obtained as necessary. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

    Mortgage Loans -- For the purposes of determining valuation allowances, the Company disaggregates its mortgage loan investments into two portfolio segments: (1) commercial and (2) agricultural.

     Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income. Interest ceases to accrue when collection of interest is not considered probable and/or when interest or principal payments are past due as follows: commercial -- 60 days; and agricultural -- 90 days. When a loan is placed on non-accrual status, uncollected past due interest is charged-off against net investment income. Generally, the accrual of interest income resumes after all delinquent amounts are paid and management believes all future principal and interest payments will be collected. Cash receipts on non-accruing loans are recorded in accordance with the loan agreement as a reduction of principal and/or interest income. Charge-offs occur upon the realization of a credit loss, typically through foreclosure or after a decision is made to sell a loan. Gain or loss upon charge-off is recorded, net of previously established valuation allowances, in net investment gains (losses). Cash recoveries on principal amounts previously charged-off are generally recorded as an increase to the valuation allowance, unless the valuation allowance adequately provides for expected credit losses; then the recovery is recorded in net investment gains (losses). Gains and losses from sales of loans and increases or decreases to valuation allowances are recorded in net investment gains (losses).

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are established using the same methodology for both portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

     For commercial and agricultural mortgage loans, the Company typically uses 10 years or more of historical experience in establishing non-specific valuation allowances. For commercial mortgage loans, 20 years of historical experience is used which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For agricultural mortgage loans, ten years of historical experience is used which captures a full economic cycle. For evaluations of agricultural loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. For commercial and agricultural mortgage loans, on a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for each portfolio segment level.

     All commercial loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. All agricultural loans are monitored on an ongoing basis. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, potentially delinquent, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

     For commercial loans, the Company's primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. A loan-to-value ratio greater than 100% indicates that the loan's unpaid principal balance is greater than the collateral value. A loan-to-value ratio of less than 100% indicates an excess of collateral value over the loan's unpaid principal balance. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated annually, on a rolling basis, with a portion of the loan portfolio updated each quarter.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

     For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated.

     Mortgage Loans Modified in a Troubled Debt Restructuring. The Company may grant concessions related to the borrowers' financial difficulties which are classified as troubled debt restructuring. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the continuous portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

    Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned in net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal or interest on the loan is deducted from the cash surrender value or the death benefit prior to settlement of the policy.

    Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its estimated fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

    Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests consisting of leveraged buy-out funds, hedge funds and other private equity funds in which it has more than a minor ownership interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The equity method is also used for such investments in which the Company has more than a minor influence or more than a 20% interest. Generally, the Company records its share of earnings using a three-month lag methodology for instances where the timely financial information is not available and the contractual agreements provide for the delivery of the investees' financial information after the end of the Company's reporting period. The Company uses the cost method of

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or the partnership's operations. Based on the nature and structure of these investments, they do not meet the characteristics of an equity security. The Company reports the distributions from real estate joint ventures and other limited partnership interests accounted for under the cost method and equity in earnings from real estate joint ventures and other limited partnership interests accounted for under the equity method in net investment income. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. The Company considers its cost method investments for OTTI when the carrying value of real estate joint ventures and other limited partnership interests exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when deciding if the cost method investment is other-than-temporarily impaired. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an OTTI is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its estimated fair value.

    Short-term Investments. Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in an affiliated money market pool.

    Other Invested Assets. Other invested assets consist principally of freestanding derivatives with positive estimated fair values, loans to affiliates and tax credit partnerships.

    Freestanding derivatives with positive estimated fair values are described in "-- Derivative Financial Instruments" below.

    Loans to affiliates are stated at unpaid principal balance, adjusted for amortization of any unamortized premium or discount.

    Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits and are accounted for under the equity method or under the effective yield method. The Company reports the equity in earnings of tax credit partnerships in net investment income.

Investments Risks and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of variable interest entities ("VIEs"). The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the consolidated financial statements.

  When available, the estimated fair value of the Company's fixed maturity and equity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies as described in "-- Fair Value" below and in Note 4. Such estimated fair values are based on available market information and management's judgment about financial instruments. The observable and unobservable inputs used in the standard market valuation methodologies are described in Note 4.

  Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

  The determination of the amount of valuation allowances and impairments, as applicable, is described previously by investment type. The determination of such valuation allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

  The recognition of income on certain investments (e.g. structured securities, including mortgage-backed and ABS, certain structured investment transactions, etc.) is dependent upon prepayments and defaults, which could result in changes in amounts to be earned.

  The accounting guidance for the determination of when an entity is a VIE and when to consolidate a VIE is complex and requires significant management judgment. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity. The Company generally uses a qualitative approach to determine whether it is the primary beneficiary.

  For most VIEs, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered the primary beneficiary. However, for VIEs that are investment companies or apply measurement principles consistent with those utilized by investment companies, the primary beneficiary is based on a risks and rewards model and is defined as the entity that will absorb a majority of a VIE's expected losses, receive a majority of a VIE's expected residual returns if no single entity absorbs a majority of expected losses, or both. The Company reassesses its involvement with VIEs on a quarterly basis. The use of different methodologies, assumptions and inputs in the determination of the primary beneficiary could have a material effect on the amounts presented within the consolidated financial statements. The Company did not consolidate any of its VIEs at December 31, 2011 and 2010.

 Derivative Financial Instruments

  Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads, and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage various risks relating to its ongoing business operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance agreements that have embedded derivatives.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Freestanding derivatives are carried in the Company's consolidated balance sheets either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value of freestanding derivatives, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  Accruals on derivatives are generally recorded in accrued investment income or within other liabilities in the consolidated balance sheets. However, accruals that are not expected to settle within one year are included with the derivative carrying value in other invested assets or other liabilities.

  The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

  If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses) except for those in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

  To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

  The accounting for derivatives is complex and interpretations of the primary accounting guidance continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under such accounting guidance. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected.

  Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity and the deferred gains or losses on the derivative are reclassified into the consolidated statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY fair value of the hedging instrument measured as ineffectiveness are reported within net derivative gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of operations within interest income or interest expense to match the location of the hedged item.

  The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

  When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income
(loss) related to discontinued cash flow hedges are released into the consolidated statements of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

  When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried in the consolidated balance sheets at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

  In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value in the consolidated balance sheets, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

  The Company issues certain products and purchases certain investments that contain embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried in the consolidated balance sheets at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Fair Value

  As described below, certain assets and liabilities are measured at estimated fair value in the Company's consolidated balance sheets. In addition, the notes to these consolidated financial statements include further disclosures of estimated fair values. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

  Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinative, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the fair value of assets and liabilities.

  The Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

    Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

    Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

    Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

 Cash and Cash Equivalents

  The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

 Property, Equipment, Leasehold Improvements and Computer Software

  Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to 10 years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $78 million and $77 million at December 31, 2011 and 2010, respectively. Accumulated

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY depreciation and amortization of property, equipment and leasehold improvements was $71 million and $67 million at December 31, 2011 and 2010, respectively. Related depreciation and amortization expense was $3 million for each of the years ended December 31, 2011, 2010 and 2009.

  Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $30 million and $29 million at December 31, 2011 and 2010, respectively. Accumulated amortization of capitalized software was $26 million and $25 million at December 31, 2011 and 2010, respectively. Related amortization expense was $1 million, $2 million and $2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

 Deferred Policy Acquisition Costs and Value of Business Acquired

  The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as deferred policy acquisition costs ("DAC"). Such costs consist principally of commissions, certain agency expenses and policy issuance expenses. Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the consolidated financial statements for reporting purposes.

  The Company amortizes DAC and VOBA on life insurance or investment-type contracts in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

  The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance) over the appropriate premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), that include provisions for adverse deviation that are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

  The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC and VOBA balances.

  The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

  Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

  The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

 Goodwill

  Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired which represents the future economic benefits arising from such net assets acquired that could not be individually identified. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

  Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit. The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit.

  For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there might be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

  In performing the Company's goodwill impairment test, the estimated fair value of the reporting unit is determined using a market multiple approach. When further corroboration is required, the Company uses a discounted cash flow approach. The Company may use additional valuation methodologies when appropriate.

  The key inputs, judgments and assumptions necessary in determining estimated fair value of the reporting unit include projected operating earnings, current book value, the level of economic capital required to support the mix of business, long-term growth rates, comparative market multiples, the account value of in-force business, projections of new and renewal business, as well as margins on such business, the level of interest rates, credit spreads, equity market levels and the discount rate that the Company believes is appropriate for the reporting unit.

  The Company applies significant judgment when determining the estimated fair value of the Company's reporting unit. The valuation methodologies utilized are subject to key judgments and assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  During the annual impairment test, a comparison of the fair value of the reporting unit to its carrying value indicated a potential for goodwill impairment. A further comparison of the implied fair value of the reporting unit's goodwill with its carrying amount indicated that the entire amount of goodwill associated with the Company was impaired. Consequently, the Company recorded a $35 million goodwill impairment charge, representing its accumulated goodwill impairment loss, reflected in other expenses for the year ended December 31, 2011.

 Liability for Future Policy Benefits and Policyholder Account Balances

  The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are "locked in" upon the issuance of new business. However, significant adverse changes in experience on such contracts may require us to establish premium deficiency reserves. Such reserves are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

  Premium deficiency reserves may also be established for short duration contracts to provide for expected future losses. These reserves on short duration contracts are based on actuarial estimates of the amount of loss inherent in that period, including losses incurred for which claims have not been reported. The provisions for unreported claims are calculated using studies that measure the historical length of time between the incurred date of a claim and its eventual reporting to the company. Anticipated investment income is considered in the calculation of premium deficiency losses for short duration contracts.

  Future policy benefit liabilities for participating life insurance policies are equal to the aggregate of: (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

  Participating business represented approximately 38% of the Company's life insurance in-force at both December 31, 2011 and 2010. Participating policies represented approximately 99% of gross life insurance premiums for each of the years ended December 31, 2011, 2010 and 2009.

  Future policy benefit liabilities for non-participating life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 7%.

  Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 4% to 9%.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities is 5%.

  Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 6%.

  Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's Rating Services ("S&P") experience of the appropriate underlying equity index, such as the S&P 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

  The Company regularly reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees, and in the establishment of the related liabilities, result in changes in the additional liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

  Policyholder account balances ("PABs") relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs for these contracts are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 2% to 6%, less expenses, mortality charges and withdrawals.

 Other Policy-Related Balances

  Other policy-related balances include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid and policyholder dividends left on deposit.

  The liability for policy and contract claims generally relates to incurred but not reported death and disability claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

  The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  The Company accounts for the prepayment of premiums on its individual life, group life and health contracts as premium received in advance and applies the cash received to premiums when due.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Also included in other policy-related balances are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

 Recognition of Insurance Revenue and Related Benefits

  Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

  Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

  Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

  Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Other Revenues

  Other revenues include, in addition to items described elsewhere herein, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately available and would be subject to market value adjustment, which could result in a reduction of the account value.

 Policyholder Dividends

  Policyholder dividends are approved annually by General American's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by General American.

 Income Taxes

  The Company together with its parent, MLIC and its subsidiaries, join the MetLife life/non-life consolidated federal tax return and is a party to the MetLife tax sharing agreement.

  The Company's accounting for income taxes represents management's best estimate of various events and transactions.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

  The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Factors in management's determination include the performance of the business and its ability to generate capital gains. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

  (i) future taxable income exclusive of reversing temporary differences and carryforwards;

  (ii) future reversals of existing taxable temporary differences;

  (iii)taxable income in prior carryback years; and

  (iv) tax planning strategies.

  The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

  The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

  The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

 Reinsurance

  The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by third parties and related parties.

  For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

  For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

  For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums, reinsurance and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive agreements are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

  The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

  Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

  The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments, and as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

  Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

  If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

  Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer.

 Employee Benefit Plans

  Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by MLIC. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

 Foreign Currency

  Assets, liabilities and operations of foreign affiliates and subsidiaries, if any, are recorded based on the functional currency of each entity. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of foreign affiliates and subsidiaries, if any, are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The resulting translation adjustments are charged or credited directly to other comprehensive income or loss, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

 Litigation Contingencies

  The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized in other expenses as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Separate Accounts

  Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include mutual funds, fixed maturity and equity securities, mortgage loans, derivatives, hedge funds, short-term investments and cash and cash equivalents. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of operations.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees in the consolidated statements of operations.

 ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

 Financial Instruments

  Effective July 1, 2011, the Company adopted new guidance regarding accounting for troubled debt restructurings. This guidance clarifies whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for the purpose of determining when a restructuring constitutes a troubled debt restructuring. Additionally, the guidance prohibits creditors from using the borrower's effective rate test to evaluate whether a concession has been granted to the borrower. The adoption did not have a material impact on the Company's consolidated financial statements. See also expanded disclosures in Note 2.

  Effective January 1, 2011, the Company adopted new guidance regarding accounting for investment funds determined to be VIEs. Under this guidance, an insurance entity would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, an insurance entity would not consider the interests held through separate accounts for the benefit of policyholders in the insurer's evaluation of its economic interest in a VIE, unless the separate account contractholder is a related party. The adoption did not have a material impact on the Company's consolidated financial statements.

  Effective December 31, 2010, the Company adopted guidance regarding disclosures about the credit quality of financing receivables and valuation allowances for credit losses, including credit quality indicators. Such disclosures must be disaggregated by portfolio segment or class based on how a company develops its valuation allowances for credit losses and how it manages its credit exposure. The Company has provided all material required disclosures in its consolidated financial statements.

  Effective January 1, 2010, the Company adopted guidance related to financial instrument transfers and consolidation of VIEs. The financial instrument transfer guidance eliminates the concept of a qualified special purpose entity ("QSPE"), eliminates the guaranteed mortgage securitization exception, changes the criteria for achieving sale accounting when transferring a financial asset and changes the initial recognition of retained beneficial interests. The new consolidation guidance changes the definition of the primary beneficiary, as well as the method of determining whether an entity is a primary beneficiary of a VIE from a quantitative model to a qualitative model. Under the new qualitative model, the entity that has both the ability to direct the most significant activities of the VIE and the obligation to absorb losses or receive benefits that could be significant to the VIE is considered to be the primary beneficiary of the VIE. The guidance requires a quarterly reassessment, as well as enhanced disclosures, including the effects of a company's involvement with VIEs on its financial statements.

  Also effective January 1, 2010, the Company adopted guidance that indefinitely defers the above changes relating to the Company's interests in entities that have all the attributes of an investment company or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those applied by an investment company. As a result of the deferral, the above guidance did not apply to certain real estate joint ventures and other limited partnership interests held by the Company.

  Effective April 1, 2009, the Company adopted OTTI guidance. This guidance amends the previously used methodology for determining whether an OTTI exists for fixed maturity securities, changes the presentation of OTTI for fixed maturity securities and requires additional disclosures for OTTI on fixed maturity and equity securities.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The Company's net cumulative effect adjustment of adopting the OTTI guidance was an increase of $1 million to retained earnings with a corresponding decrease to accumulated other comprehensive income (loss) to reclassify the noncredit loss portion of previously recognized OTTI losses on fixed maturity securities held at April 1, 2009. This cumulative effect adjustment was comprised of an increase in the amortized cost basis of fixed maturity securities of $1 million, net of deferred income taxes of less than $1 million, resulting in the net cumulative effect adjustment of $1 million. The entire increase in the amortized cost basis of fixed maturity securities was in the ABS sector.

  As a result of the adoption of the OTTI guidance, the Company's pre-tax earnings for the year ended December 31, 2009 increased by $12 million, offset by an increase in other comprehensive loss representing OTTI relating to noncredit losses recognized during the year ended December 31, 2009.

  Effective January 1, 2009, the Company adopted guidance on disclosures about derivative instruments and hedging. This guidance requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Company has provided all of the material disclosures in its consolidated financial statements.

  Effective January 1, 2009, the Company adopted prospectively an update on accounting for transfers of financial assets and repurchase financing transactions. This update provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. The adoption did not have a material impact on the Company's consolidated financial statements.

 Business Combinations and Noncontrolling Interests

  Effective January 1, 2011, the Company adopted new guidance that addresses when a business combination should be assumed to have occurred for the purpose of providing pro forma disclosure. Under the new guidance, if an entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance also expands the supplemental pro forma disclosures to include additional narratives. The adoption did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2009, the Company adopted revised guidance on business combinations and accounting for noncontrolling interests in the consolidated financial statements. Under this guidance:

  . All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

  . Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

  . The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

  . Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  . Changes in deferred income tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

  . Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

  . Net income (loss) includes amounts attributable to noncontrolling interests.

  . When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

  . Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

  . When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

  The adoption of this guidance on a prospective basis did not have an impact on the Company's consolidated financial statements.

  Effective January 1, 2009, the Company adopted prospectively guidance on determination of the useful life of intangible assets. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. This change is intended to improve the consistency between the useful life of a recognized intangible asset and the period of expected future cash flows used to measure the fair value of the asset. The Company determines useful lives and provides all of the material disclosures prospectively on intangible assets acquired on or after January 1, 2009 in accordance with this guidance.

 Fair Value

  Effective January 1, 2010, the Company adopted guidance that requires disclosures about significant transfers into and/or out of Levels 1 and 2 of the fair value hierarchy and activity in Level 3. In addition, this guidance provides clarification of existing disclosure requirements about level of disaggregation and inputs and valuation techniques. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  The following pronouncements relating to fair value had no material impact on the Company's consolidated financial statements:

  . Effective January 1, 2009, the Company implemented fair value measurements guidance for certain nonfinancial assets and liabilities that are recorded at fair value on a non-recurring basis. This guidance applies to such items as: (i) nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination; (ii) reporting units measured at estimated fair value in the first step of a goodwill impairment test; and (iii) indefinite-lived intangible assets measured at estimated fair value for impairment assessment.

  . Effective January 1, 2009, the Company adopted prospectively guidance on issuer's accounting for liabilities measured at fair value with a third-party credit enhancement. This guidance states that an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, it requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  . Effective April 1, 2009, the Company adopted guidance on: (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities; and (ii) identifying transactions that are not orderly. The Company has provided all of the material disclosures in its consolidated financial statements.

  .  Effective December 31, 2009, the Company adopted guidance on:
     (i) measuring the fair value of investments in certain entities that calculate NAV per share; (ii) how investments within its scope would be classified in the fair value hierarchy; and (iii) enhanced disclosure requirements, for both interim and annual periods, about the nature and risks of investments measured at fair value on a recurring or non-recurring basis.

  . Effective December 31, 2009, the Company adopted guidance on measuring liabilities at fair value. This guidance provides clarification for measuring fair value in circumstances in which a quoted price in an active market for the identical liability is not available. In such circumstances a company is required to measure fair value using either a valuation technique that uses: (i) the quoted price of the identical liability when traded as an asset; or (ii) quoted prices for similar liabilities or similar liabilities when traded as assets; or (iii) another valuation technique that is consistent with the principles of fair value measurement such as an income approach (e.g., present value technique) or a market approach (e.g., "entry" value technique).

 Defined Benefit and Other Postretirement Plans

  Effective December 31, 2011, the Company adopted guidance regarding enhanced disclosures for employers' participation in multiemployer pension plans. The revised disclosures require additional qualitative and quantitative information about the employer's involvement in significant multiemployer pension and other postretirement plans. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.

  Other Pronouncements

  Effective January 1, 2011, the Company adopted new guidance regarding goodwill impairment testing. This guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity would be required to perform Step 2 of the test if qualitative factors indicate that it is more likely than not that goodwill impairment exists. The adoption did not have an impact on the Company's consolidated financial statements.

  Effective April 1, 2009, the Company adopted prospectively guidance which establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date but before financial statements are issued or available to be issued. The Company has provided all of the material disclosures in its consolidated financial statements.

 FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  In December 2011, the Financial Accounting Standards Board ("FASB") issued new guidance regarding comprehensive income (Accounting Standards Update ("ASU") 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update
No. 2011-05). The amendments in ASU 2011-12 are effective for fiscal years and interim periods within those years beginning after December 15, 2011. Consistent with the effective date of the amendments in ASU 2011-05 discussed below, ASU 2011-12 defers the effective date pertaining to reclassification adjustments out of accumulated other comprehensive

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY income in ASU 2011-05. The amendments are being made to allow the FASB time to re-deliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. All other requirements in ASU 2011-05 are not affected by ASU 2011-12, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

  In December 2011, the FASB issued new guidance regarding balance sheet offsetting disclosures (ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities), effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance should be applied retrospectively for all comparative periods presented. The amendments in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effects of those arrangements on its financial position. Entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The objective of ASU 2011-11 is to facilitate comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). The Company is currently evaluating the impact of this guidance on its consolidated financial statements and related disclosures.

  In September 2011, the FASB issued new guidance on goodwill impairment testing (ASU 2011-08, Intangibles -- Goodwill and Other (Topic 350): Testing Goodwill for Impairment), effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit's fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In June 2011, the FASB issued new guidance regarding comprehensive income (ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income), effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and IFRS. The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The amendments in ASU 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified in net income. The Company intends to adopt the two-statement approach in 2012.

  In May 2011, the FASB issued new guidance regarding fair value measurements (ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs), effective for the first interim or annual period beginning after

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

December 15, 2011. The guidance should be applied prospectively. The amendments in this ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB's intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements (ASU 2011-03, Transfers and Servicing (Topic 860):
Reconsideration of Effective Control for Repurchase Agreements), effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company does not expect the adoption of this new guidance to have a material impact on its consolidated financial statements.

  In October 2010, the FASB issued new guidance regarding accounting for deferred acquisition costs (ASU 2010-26, Financial Services --Insurance (Topic
944): Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts) ("ASU 2010-26"), effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011. ASU 2010-26 specifies that only costs related directly to successful acquisition of new or renewal contracts can be capitalized as DAC; all other acquisition-related costs must be expensed as incurred. As a result, sales manager compensation and administrative costs currently capitalized by the Company will no longer be deferred. The Company will adopt ASU 2010-26 in 2012 and will apply it retrospectively to all prior periods presented in its consolidated financial statements for all insurance contracts. The Company estimates that DAC will be reduced by approximately $1 million and total equity will be reduced by approximately $1 million, net of income tax, as of the date of adoption. Additionally, the Company estimates that net income will be increased by approximately $2 million in 2011, $4 million to $5 million in 2010, and $5 million to $6 million in 2009, as of the date of adoption.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

2.  INVESTMENTS

 FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

  The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

                                                            DECEMBER 31, 2011
                                            -------------------------------------------------
                                                         GROSS UNREALIZED
                                             COST OR  ----------------------- ESTIMATED
                                            AMORTIZED        TEMPORARY  OTTI    FAIR    % OF
                                              COST    GAINS   LOSSES   LOSSES   VALUE   TOTAL
                                            --------- ------ --------- ------ --------- -----
                                                              (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $2,408   $  295   $ 28     $ --   $2,675    34.9%
Foreign government securities..............     770      421     --       --    1,191    15.5
Foreign corporate securities...............     915      199     23       --    1,091    14.2
U.S. Treasury and agency securities........     790       95     --       --      885    11.6
RMBS.......................................     837       47     23       16      845    11.0
CMBS.......................................     609       22     10       --      621     8.1
ABS........................................     280        8      7       --      281     3.7
State and political subdivision securities.      67       13     --       --       80     1.0
                                             ------   ------   ----     ----   ------   -----
 Total fixed maturity securities...........  $6,676   $1,100   $ 91     $ 16   $7,669   100.0%
                                             ======   ======   ====     ====   ======   =====

EQUITY SECURITIES:
Common stock...............................  $   33   $   --   $ --     $ --   $   33   100.0%
Non-redeemable preferred stock.............      --       --     --       --       --     0.0
                                             ------   ------   ----     ----   ------   -----
 Total equity securities...................  $   33   $   --   $ --     $ --   $   33   100.0%
                                             ======   ======   ====     ====   ======   =====

                                                          DECEMBER 31, 2010
                                            ---------------------------------------------
                                                       GROSS UNREALIZED
                                             COST OR  ------------------- ESTIMATED
                                            AMORTIZED      TEMPORARY OTTI   FAIR    % OF
                                              COST    GAIN   LOSS    LOSS   VALUE   TOTAL
                                            --------- ---- --------- ---- --------- -----
                                                            (IN MILLIONS)
FIXED MATURITY SECURITIES:
U.S. corporate securities..................  $2,196   $176   $ 39    $ --  $2,333    35.6%
Foreign government securities..............     723    311     --      --   1,034    15.8
Foreign corporate securities...............     925    180     19      --   1,086    16.6
U.S. Treasury and agency securities........     500     19      8      --     511     7.8
RMBS.......................................     711     38     23      15     711    10.9
CMBS.......................................     621     29     14      --     636     9.7
ABS........................................     177      7     12      --     172     2.6
State and political subdivision securities.      60      3     --      --      63     1.0
                                             ------   ----   ----    ----  ------   -----
 Total fixed maturity securities...........  $5,913   $763   $115    $ 15  $6,546   100.0%
                                             ======   ====   ====    ====  ======   =====

EQUITY SECURITIES:
Common stock...............................  $  154   $ 19   $ --    $ --  $  173    97.2%
Non-redeemable preferred stock.............       5     --     --      --       5     2.8
                                             ------   ----   ----    ----  ------   -----
 Total equity securities...................  $  159   $ 19   $ --    $ --  $  178   100.0%
                                             ======   ====   ====    ====  ======   =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company's management of its investments within these asset sectors.

  The Company held no non-income producing fixed maturity securities at December 31, 2011. At December 31, 2010, the Company held non-income producing fixed maturity securities with an estimated fair value of $3 million with unrealized gains (losses) of $1 million.

  The Company held foreign currency derivatives with notional amounts of $978 million and $860 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

  Concentrations of Credit Risk (Fixed Maturity Securities) -- Summary. The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

  The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than the government securities summarized in the table below.

  Concentrations of Credit Risk (Government and Agency Securities). The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company's stockholder's equity at:

                                                                 DECEMBER 31,
                                                                ------------------
                                                                  2011      2010
                                                                 --------  ------
                                                                CARRYING VALUE (1)
                                                                ------------------
                                                                 (IN MILLIONS)
 Government and agency fixed maturity securities:
  Canada....................................................... $  1,122   $  956
  United States................................................ $    885   $  511

 U.S. Treasury and agency fixed-income securities included in:
  Short-term investments....................................... $    117   $    1
  Cash equivalents............................................. $     25   $  149

--------
(1)Represents estimated fair value for fixed maturity securities, and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

  Concentrations of Credit Risk (Equity Securities). At December 31, 2011 and 2010, the Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company's stockholder's equity or 1% of total investments, other than holdings in Reinsurance Group of America, Incorporated ("RGA") common stock of $161 million, which was 11% of the Company's stockholder's equity and 1.7% of total investments at December 31, 2010. During 2011, the Company sold its 3,000,000 shares of RGA Class A common stock.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Maturities of Fixed Maturity Securities. The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

                                                     DECEMBER 31,
                                        ---------------------------------------
                                               2011                2010
                                        ------------------- -------------------
                                                  ESTIMATED           ESTIMATED
                                        AMORTIZED   FAIR    AMORTIZED   FAIR
                                          COST      VALUE     COST      VALUE
                                        --------- --------- --------- ---------
                                                     (IN MILLIONS)
Due in one year or less................  $  509    $  526    $  115    $  126
Due after one year through five years..     814       896       751       832
Due after five years through ten years.   1,316     1,554     1,184     1,351
Due after ten years....................   2,311     2,946     2,354     2,718
                                         ------    ------    ------    ------
 Subtotal..............................   4,950     5,922     4,404     5,027
RMBS, CMBS and ABS.....................   1,726     1,747     1,509     1,519
                                         ------    ------    ------    ------
 Total fixed maturity securities.......  $6,676    $7,669    $5,913    $6,546
                                         ======    ======    ======    ======

  Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

EVALUATING AVAILABLE-FOR-SALE SECURITIES FOR OTHER-THAN-TEMPORARY IMPAIRMENT

  As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 NET UNREALIZED INVESTMENT GAINS (LOSSES)

  The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                      -----------------------
                                                                                       2011      2010   2009
                                                                                       ------   -----   ----
                                                                                         (IN MILLIONS)
Fixed maturity securities............................................................ $1,009    $ 648   $241
Fixed maturity securities with noncredit OTTI losses in accumulated other
  comprehensive income (loss)........................................................    (16)     (15)   (15)
                                                                                       ------   -----   ----
   Total fixed maturity securities...................................................    993      633    226
Equity securities....................................................................     --       19      1
Derivatives..........................................................................     (1)      (1)    (2)
Short-term investments...............................................................     --       --    (10)
                                                                                       ------   -----   ----
   Subtotal..........................................................................    992      651    215
                                                                                       ------   -----   ----
Amounts allocated from:
 Insurance liability loss recognition................................................     (4)      (3)    --
 DAC and VOBA........................................................................    (16)      (7)    (3)
                                                                                       ------   -----   ----
   Subtotal..........................................................................    (20)     (10)    (3)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
  accumulated other comprehensive income (loss)......................................      5        5      5
Deferred income tax benefit (expense)................................................   (345)    (228)   (78)
                                                                                       ------   -----   ----
Net unrealized investment gains (losses)............................................. $  632    $ 418   $139
                                                                                       ======   =====   ====

  The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss) were as follows:

                                                                                               DECEMBER 31,
                                                                                              --------------
                                                                                               2011    2010
                                                                                              ------  ------
                                                                                               (IN MILLIONS)
Balance, beginning of period................................................................. $  (15) $  (15)
Noncredit OTTI losses recognized (1).........................................................      1     (10)
Securities sold with previous noncredit OTTI loss............................................      2       2
Subsequent changes in estimated fair value...................................................     (4)      8
                                                                                              ------  ------
Balance, end of period....................................................................... $  (16) $  (15)
                                                                                              ======  ======

--------
(1)Noncredit OTTI losses recognized, net of DAC, were $1 million and ($10) million for the years ended December 31, 2011 and 2010, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The changes in net unrealized investment gains (losses) were as follows:

                                                                                      YEARS ENDED DECEMBER 31,
                                                                                      -----------------------
                                                                                       2011     2010    2009
                                                                                       -----   -----   -----
                                                                                         (IN MILLIONS)
Balance, beginning of period......................................................... $ 418    $ 139   $(299)
Cumulative effect of change in accounting principles, net of income tax..............    --       --      (1)
Fixed maturity securities on which noncredit OTTI losses have been recognized........    (1)      --     (14)
Unrealized investment gains (losses) during the year.................................   342      436     751
Unrealized investment gains (losses) relating to:
 Insurance liability loss recognition................................................    (1)      (3)     --
 DAC and VOBA........................................................................    (9)      (4)    (63)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
  accumulated other comprehensive income (loss)......................................    --       --       5
Deferred income tax benefit (expense)................................................  (117)    (150)   (240)
                                                                                       -----   -----   -----
Balance, end of period............................................................... $ 632    $ 418   $ 139
                                                                                       =====   =====   =====
Change in net unrealized investment gains (losses)................................... $ 214    $ 279   $ 438
                                                                                       =====   =====   =====

 CONTINUOUS GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE BY SECTOR

  The following tables present the estimated fair value and gross unrealized losses of fixed maturity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being "less than 12 months" or "equal to or greater than 12 months" in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

                                                                    DECEMBER 31, 2011
                                              --------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                              LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                              -------------------- -------------------- --------------------
                                              ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                              --------- ---------- --------- ---------- --------- ----------
                                                        (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities....................   $131       $ 7       $137       $21       $268       $ 28
Foreign government securities................     --        --         --        --         --         --
Foreign corporate securities.................    114         5         36        18        150         23
U.S. Treasury and agency securities..........     --        --         --        --         --         --
RMBS.........................................     55        11        123        28        178         39
CMBS.........................................     69         1         63         9        132         10
ABS..........................................     94         2         32         5        126          7
State and political subdivision securities...     --        --         --        --         --         --
                                                ----       ---       ----       ---       ----       ----
 Total fixed maturity securities.............   $463       $26       $391       $81       $854       $107
                                                ====       ===       ====       ===       ====       ====
Total number of fixed maturity securities in
  an unrealized loss position................    131                   82
                                                ====                 ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                                    DECEMBER 31, 2010
                                              --------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                              LESS THAN 12 MONTHS     THAN 12 MONTHS           TOTAL
                                              -------------------- -------------------- --------------------
                                              ESTIMATED   GROSS    ESTIMATED   GROSS    ESTIMATED   GROSS
                                                FAIR    UNREALIZED   FAIR    UNREALIZED   FAIR    UNREALIZED
                                                VALUE     LOSSES     VALUE     LOSSES     VALUE     LOSSES
                                              --------- ---------- --------- ---------- --------- ----------
                                                        (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
U.S. corporate securities....................   $235       $ 8       $188       $ 31     $  423      $ 39
Foreign government securities................      5        --          3         --          8        --
Foreign corporate securities.................     36         2         69         17        105        19
U.S. Treasury and agency securities..........    147         8         --         --        147         8
RMBS.........................................     42        --        201         38        243        38
CMBS.........................................      6        --        103         14        109        14
ABS..........................................      4        --         69         12         73        12
State and political subdivision securities...     10        --          1         --         11        --
                                                ----       ---       ----       ----     ------      ----
 Total fixed maturity securities.............   $485       $18       $634       $112     $1,119      $130
                                                ====       ===       ====       ====     ======      ====
Total number of fixed maturity securities in
  an unrealized loss position................     78                  131
                                                ====                 ====

 AGING OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

  The following tables present the amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of amortized cost and number of securities for fixed maturity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                    DECEMBER 31, 2011
                                                    --------------------------------------------------
                                                       AMORTIZED     GROSS UNREALIZED    NUMBER OF
                                                          COST            LOSSES         SECURITIES
                                                    ---------------- ---------------  ----------------
                                                    LESS THAN 20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                       20%     MORE     20%     MORE     20%     MORE
                                                    --------- ------ --------- ------ --------- ------
                                                        (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............................   $349     $133     $12     $34      99       23
Six months or greater but less than nine months....     94       13       2       4      22        5
Nine months or greater but less than twelve months.      5       --      --      --       3       --
Twelve months or greater...........................    304       63      28      27      46       17
                                                      ----     ----     ---     ---
 Total.............................................   $752     $209     $42     $65
                                                      ====     ====     ===     ===
Percentage of amortized cost.......................                       6%     31%
                                                                        ===     ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                                    DECEMBER 31, 2010
                                                    --------------------------------------------------
                                                       AMORTIZED     GROSS UNREALIZED    NUMBER OF
                                                          COST            LOSSES         SECURITIES
                                                    ---------------- ---------------  ----------------
                                                    LESS THAN 20% OR LESS THAN 20% OR LESS THAN 20% OR
                                                       20%     MORE     20%     MORE     20%     MORE
                                                    --------- ------ --------- ------ --------- ------
                                                        (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months...............................  $  487    $ 47     $17     $11      76        4
Six months or greater but less than nine months....      15      21       1       5       2        4
Nine months or greater but less than twelve months.      --       3      --       1      --        2
Twelve months or greater...........................     516     160      44      51      92       31
                                                     ------    ----     ---     ---
 Total.............................................  $1,018    $231     $62     $68
                                                     ======    ====     ===     ===
Percentage of amortized cost.......................                       6%     29%
                                                                        ===     ===

 CONCENTRATION OF GROSS UNREALIZED LOSSES AND OTTI LOSSES FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

  The gross unrealized losses related to fixed maturity securities, including the portion of OTTI losses recognized in accumulated other comprehensive income
(loss) were $107 million and $130 million at December 31, 2011 and 2010, respectively. The concentration calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

                                                                                         DECEMBER 31,
                                                                                         -----------
                                                                                         2011   2010
                                                                                         ----   ----
SECTOR:
RMBS....................................................................................  36%    30%
U.S. corporate securities...............................................................  26     30
Foreign corporate securities............................................................  21     14
CMBS....................................................................................  10     11
ABS.....................................................................................   7      9
U.S. Treasury and agency securities.....................................................  --      6
                                                                                         ---    ---
  Total................................................................................. 100%   100%
                                                                                         ===    ===
INDUSTRY:
Mortgage-backed.........................................................................  46%    41%
Finance.................................................................................  37     24
Asset-backed............................................................................   7      9
Utility.................................................................................   2      5
Communications..........................................................................   2     --
Consumer................................................................................   1      1
U.S. Treasury and agency securities.....................................................  --      6
Other...................................................................................   5     14
                                                                                         ---    ---
  Total................................................................................. 100%   100%
                                                                                         ===    ===

 EVALUATING TEMPORARILY IMPAIRED AVAILABLE-FOR-SALE SECURITIES

  The Company held no fixed maturity securities with a gross unrealized loss greater than $10 million at both December 31, 2011 and 2010. The fixed maturity securities and equity securities with gross unrealized losses decreased
$23 million during the year ended December 31, 2011. The decline in, or improvement in, gross

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company's OTTI review process.

  As of December 31, 2011, $31 million of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $31 million, $18 million, or 58%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $31 million, $13 million, or 42%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to non-agency RMBS (primarily alternative residential mortgage loans and sub-prime residential mortgage loans) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates non-agency RMBS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security.

  Based on the Company's current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

  Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming periods.

 NET INVESTMENT GAINS (LOSSES)

  The components of net investment gains (losses) were as follows:

                                                                                  YEARS ENDED DECEMBER 31,
                                                                               --------------------------
                                                                               2011      2010     2009
                                                                               ----      ----     ----
                                                                                    (IN MILLIONS)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized.................................................. $ (2)     $(16)    $(37)
Less: Noncredit portion of OTTI losses transferred to and recognized in other
  comprehensive income (loss).................................................   (1)       10       12
                                                                                 ----     ----     ----
 Net OTTI losses on fixed maturity securities recognized in earnings..........   (3)       (6)     (25)
 Fixed maturity securities -- net gains (losses) on sales and disposals.......   10         2       (8)
                                                                                 ----     ----     ----
     Total gains (losses) on fixed maturity securities........................    7        (4)     (33)
                                                                                 ----     ----     ----
Other net investment gains (losses):
 Equity securities............................................................   45         1      (15)
 Mortgage loans...............................................................    2        (6)      (2)
 Other gains (losses).........................................................  (13)       (7)     (11)
                                                                                 ----     ----     ----
       Total net investment gains (losses).................................... $ 41      $(16)    $(61)
                                                                                 ====     ====     ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

  Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, $1 million and $7 million for the years ended December 31, 2011, 2010 and 2009, respectively.

  Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

                                  YEARS ENDED DECEMBER 31,   YEARS ENDED DECEMBER 31, YEARS ENDED DECEMBER 31,
                                  -----------------------   ------------------------  -----------------------
                                  2011      2010     2009   2011     2010    2009     2011     2010     2009
                                  ----     ------   -----   ----     ----    ----     ----    ------   -----
                                  FIXED MATURITY SECURITIES EQUITY SECURITIES                TOTAL
                                  -----------------------   ------------------------  -----------------------
                                                        (IN MILLIONS)
Proceeds......................... $759     $1,308   $ 840   $197     $ 5     $ 19     $956    $1,313   $ 859
                                   ====    ======   =====     ====   ===      ====     ====   ======   =====
Gross investment gains........... $ 18     $   23   $  28   $ 45     $ 1     $  1     $ 63    $   24   $  29
                                   ----    ------   -----     ----   ---      ----     ----   ------   -----
Gross investment losses..........   (8)       (21)    (36)    --      --       (1)      (8)      (21)    (37)
                                   ----    ------   -----     ----   ---      ----     ----   ------   -----
Total OTTI losses recognized in
  earnings:
 Credit-related..................   (3)        (6)    (21)    --      --       --       (3)       (6)    (21)
 Other (1).......................   --         --      (4)    --      --      (15)      --        --     (19)
                                   ----    ------   -----     ----   ---      ----     ----   ------   -----
   Total OTTI losses recognized
     in earnings.................   (3)        (6)    (25)    --      --      (15)      (3)       (6)    (40)
                                   ----    ------   -----     ----   ---      ----     ----   ------   -----
     Net investment gains
       (losses).................. $  7     $   (4)  $ (33)  $ 45     $ 1     $(15)    $ 52    $   (3)  $ (48)
                                   ====    ======   =====     ====   ===      ====     ====   ======   =====

--------
(1)Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

  Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

                                                            YEARS ENDED DECEMBER 31,
                                                            ------------------------
                                                            2011     2010    2009
                                                            ----     ----    ----
                                                                 (IN MILLIONS)
     Sector:
     U.S. and foreign corporate securities -- by industry:
      Finance.............................................. $ --     $ 2     $15
      Communications.......................................   --      --       2
      Industrial...........................................   --      --       1
                                                              ----   ---     ---
        Total U.S. and foreign corporate securities........   --       2      18
     ABS...................................................    2      --       3
     RMBS..................................................    1       3       3
     CMBS..................................................   --       1       1
                                                              ----   ---     ---
        Total.............................................. $  3     $ 6     $25
                                                              ====   ===     ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Equity security OTTI losses recognized in earnings related to the following sectors and industries:

                                                                                   YEARS ENDED DECEMBER 31,
                                                                                   ------------------------
                                                                                   2011     2010    2009
                                                                                   ----     ----    ----
                                                                                        (IN MILLIONS)
Sector:
  Common stock.................................................................... $ --     $ --    $14
  Non-redeemable preferred stock..................................................   --       --      1
                                                                                     ----    ----   ---
   Total.......................................................................... $ --     $ --    $15
                                                                                     ====    ====   ===
Industry:
  Financial services industry:
   Perpetual hybrid securities.................................................... $ --     $ --    $ 1
  Other industries................................................................   --       --     14
                                                                                     ----    ----   ---
   Total.......................................................................... $ --     $ --    $15
                                                                                     ====    ====   ===

 CREDIT LOSS ROLLFORWARD -- ROLLFORWARD OF THE CUMULATIVE CREDIT LOSS COMPONENT OF OTTI LOSS RECOGNIZED IN EARNINGS ON FIXED MATURITY SECURITIES STILL HELD FOR WHICH A PORTION OF THE OTTI LOSS WAS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)

  The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

                                                                                  YEARS ENDED DECEMBER 31,
                                                                                  -----------------------
                                                                                  2011         2010
                                                                                  ----         ----
                                                                                    (IN MILLIONS)
Balance, at January 1,........................................................... $ 2          $ 4
Additions:
 Initial impairments -- credit loss OTTI recognized on securities not previously
   impaired......................................................................  --           --
 Additional impairments -- credit loss OTTI recognized on securities previously
   impaired......................................................................   4            1
Reductions:
 Sales (maturities, pay downs or prepayments) during the period of securities
   previously impaired as credit loss OTTI.......................................  (1)          (2)
 Securities impaired to net present value of expected future cash flows..........  --           (1)
                                                                                  ---          ---
Balance, at December 31,......................................................... $ 5          $ 2
                                                                                  ===          ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 NET INVESTMENT INCOME

  The components of net investment income were as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        -----------------------
                                                        2011     2010     2009
                                                         -----   -----   -----
                                                           (IN MILLIONS)
     Investment income:
     Fixed maturity securities......................... $ 341   $ 353    $ 395
     Equity securities.................................     1       2        2
     Mortgage loans....................................    38      31       14
     Policy loans......................................   105     109      110
     Real estate and real estate joint ventures........     9       8        7
     Other limited partnership interests...............    14      17        5
     Cash, cash equivalents and short-term investments.     1      (1)       3
     Other.............................................    --      (1)      (5)
                                                         -----   -----   -----
      Subtotal.........................................   509     518      531
     Less: Investment expenses.........................    18      16       20
                                                         -----   -----   -----
        Net investment income.......................... $ 491   $ 502    $ 511
                                                         =====   =====   =====

  See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses included in the table above.

 SECURITIES LENDING

  As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

  Elements of the securities lending program are presented below at:

                                                               DECEMBER 31,
                                                             --------------
                                                             2011    2010
                                                             ----    ----
                                                             (IN MILLIONS)
         Securities on loan: (1)
          Amortized cost.................................... $659    $488
          Estimated fair value.............................. $740    $521
         Cash collateral on deposit from counterparties (2). $751    $541
         Security collateral on deposit from counterparties. $  7    $ --
         Reinvestment portfolio -- estimated fair value..... $726    $515

--------
(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

  Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 INVESTED ASSETS ON DEPOSIT

  The invested assets on deposit with regulatory agencies with an estimated fair value of $888 million and $1.3 billion at December 31, 2011 and 2010, respectively, consisted primarily of cash and cash equivalents, short-term investments, fixed maturity securities and equity securities.

 MORTGAGE LOANS

  Mortgage loans are summarized as follows at:

                                                  DECEMBER 31,
                                    ----------------------------------------
                                            2011                 2010
                                    -------------------  -------------------
                                      CARRYING    % OF     CARRYING    % OF
                                        VALUE     TOTAL      VALUE     TOTAL
                                    ------------- -----  ------------- -----
                                    (IN MILLIONS)        (IN MILLIONS)
  Mortgage loans:
   Commercial......................     $579       95.3%     $533       94.8%
   Agricultural....................       33        5.4        35        6.2
                                        ----      -----      ----      -----
     Subtotal......................      612      100.7       568      101.0
   Valuation allowances............       (4)      (0.7)       (6)      (1.0)
                                        ----      -----      ----      -----
       Total mortgage loans, net...     $608      100.0%     $562      100.0%
                                        ====      =====      ====      =====

  See "-- Related Party Investment Transactions" for discussion of affiliated loans included in the table above.

  The following tables present the recorded investment in mortgage loans, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

                                                   COMMERCIAL AGRICULTURAL TOTAL
                                                   ---------- ------------ -----
                                                           (IN MILLIONS)
DECEMBER 31, 2011:
Mortgage loans:
 Evaluated individually for credit losses.........    $ --        $ 5      $  5
 Evaluated collectively for credit losses.........     579         28       607
                                                      ----        ---      ----
   Total mortgage loans...........................     579         33       612
                                                      ----        ---      ----
Valuation allowances:
 Specific credit losses...........................      --         --        --
 Non-specifically identified credit losses........       4         --         4
                                                      ----        ---      ----
   Total valuation allowances.....................       4         --         4
                                                      ----        ---      ----
     Mortgage loans, net of valuation allowance...    $575        $33      $608
                                                      ====        ===      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                   COMMERCIAL AGRICULTURAL TOTAL
                                                   ---------- ------------ -----
                                                           (IN MILLIONS)

DECEMBER 31, 2010:
Mortgage loans:
 Evaluated individually for credit losses.........    $ --        $ --     $ --
 Evaluated collectively for credit losses.........     533          35      568
                                                      ----        ----     ----
   Total mortgage loans...........................     533          35      568
                                                      ----        ----     ----
Valuation allowances:
 Specific credit losses...........................      --          --       --
 Non-specifically identified credit losses........       6          --        6
                                                      ----        ----     ----
   Total valuation allowances.....................       6          --        6
                                                      ----        ----     ----
     Mortgage loans, net of valuation allowance...    $527        $ 35     $562
                                                      ====        ====     ====

  The following tables present the changes in the valuation allowance, by portfolio segment:

                                          MORTGAGE LOAN VALUATION ALLOWANCES
                                        -----------------------------------
                                        COMMERCIAL    AGRICULTURAL   TOTAL
                                        ----------    ------------   -----
                                                (IN MILLIONS)
          Balance at January 1, 2009...    $ --           $ --       $ --
          Provision (release)..........       3             --          3
                                           ----           ----       ----
          Balance at December 31, 2009.       3             --          3
          Provision (release)..........       3             --          3
                                           ----           ----       ----
          Balance at December 31, 2010.       6             --          6
          Provision (release)..........      (2)            --         (2)
                                           ----           ----       ----
          Balance at December 31, 2011.    $  4           $ --       $  4
                                           ====           ====       ====

  Commercial Mortgage Loans -- by Credit Quality Indicators with Estimated Fair Value. See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

                                                 COMMERCIAL
                       --------------------------------------------------------------
                                  RECORDED INVESTMENT
                       -----------------------------------------
                       DEBT SERVICE COVERAGE RATIOS
                       -----------------------------       % OF     ESTIMATED   % OF
                       > 1.20X 1.00X - 1.20X < 1.00X TOTAL TOTAL   FAIR VALUE   TOTAL
                       ------- ------------- ------- ----- -----  ------------- -----
                                   (IN MILLIONS)                  (IN MILLIONS)
DECEMBER 31, 2011:
Loan-to-value ratios:
Less than 65%.........  $514       $ --       $ --   $514   88.8%     $572       90.0%
65% to 75%............    48         --         --     48    8.3        51        8.0
76% to 80%............    --         --         --     --     --        --         --
Greater than 80%......    --         --         17     17    2.9        13        2.0
                        ----       ----       ----   ----  -----      ----      -----
 Total................  $562       $ --       $ 17   $579  100.0%     $636      100.0%
                        ====       ====       ====   ====  =====      ====      =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                 COMMERCIAL
                       --------------------------------------------------------------
                                  RECORDED INVESTMENT
                       -----------------------------------------
                       DEBT SERVICE COVERAGE RATIOS
                       -----------------------------       % OF     ESTIMATED   % OF
                       > 1.20X 1.00X - 1.20X < 1.00X TOTAL TOTAL   FAIR VALUE   TOTAL
                       ------- ------------- ------- ----- -----  ------------- -----
                                   (IN MILLIONS)                  (IN MILLIONS)
DECEMBER 31, 2010:
Loan-to-value ratios:
Less than 65%.........  $394       $ --        $ 1   $395   74.1%     $432       75.2%
65% to 75%............    66          9         --     75   14.1        81       14.1
76% to 80%............     9         --         --      9    1.7         9        1.6
Greater than 80%......     1         36         17     54   10.1        52        9.1
                        ----       ----        ---   ----  -----      ----      -----
 Total................  $470       $ 45        $18   $533  100.0%     $574      100.0%
                        ====       ====        ===   ====  =====      ====      =====

  Agricultural Mortgage Loans -- by Credit Quality Indicator. The recorded investment in agricultural mortgage loans, prior to valuation allowances, by credit quality indicator, is as shown below.

                                                           AGRICULTURAL
                                             ----------------------------------------
                                                           DECEMBER 31,
                                             ----------------------------------------
                                                     2011                 2010
                                             -------------------  -------------------
                                               RECORDED    % OF     RECORDED    % OF
                                              INVESTMENT   TOTAL   INVESTMENT   TOTAL
                                             ------------- -----  ------------- -----
                                             (IN MILLIONS)        (IN MILLIONS)
Loan-to-value ratios:
Less than 65%...............................      $28       84.8%      $29       82.9%
65% to 75%..................................       --         --         6       17.1
Greater than 80%............................        5       15.2        --         --
                                                  ---      -----       ---      -----
  Total.....................................      $33      100.0%      $35      100.0%
                                                  ===      =====       ===      =====

  Past Due and Interest Accrual Status of Mortgage Loans. The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% and 100% of all mortgage loans classified as performing at December 31, 2011 and 2010, respectively. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due, as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more. The Company had no loans past due and one agricultural mortgage loan in non-accrual status with a recorded investment of $5 million at December 31, 2011. The Company had no loans past due and no loans in non-accrual status at December 31, 2010.

  Impaired Mortgage Loans. The Company had one impaired agricultural mortgage loan with an unpaid principal balance, recorded investment and carrying value, including those modified in a troubled debt restructuring, of $5 million at December 31, 2011. For the year ended December 31, 2011, the average investment on impaired agricultural loans was $3 million. The Company had no impaired mortgage loans at December 31, 2010. For the year ended December 31, 2011, interest income on impaired mortgage loans recognized on a cash basis was less than $1 million. The Company did not recognize any interest income on impaired mortgage loans during the years ended December 31, 2010 and 2009.

  Mortgage Loans Modified in a Troubled Debt Restructuring. See Note 1 for a discussion of loan modifications that are classified as troubled debt restructuring and the types of concessions typically granted. At December 31, 2011, the Company had one agricultural mortgage loan modified during the period in a troubled debt restructuring with a pre-modification carrying value of $6 million and a post-modification carrying value of $5 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  During the previous 12 months, the Company had no mortgage loans modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status -- when interest and principal payments are past due as follows: commercial mortgage loans -- 60 days or more; and agricultural mortgage loans -- 90 days or more.

 REAL ESTATE AND REAL ESTATE JOINT VENTURES

  Real estate investments by type consisted of the following:

                                                                 DECEMBER 31,
                                                   ----------------------------------------
                                                           2011                 2010
                                                   -------------------  -------------------
                                                     CARRYING    % OF     CARRYING    % OF
                                                       VALUE     TOTAL      VALUE     TOTAL
                                                   ------------- -----  ------------- -----
                                                   (IN MILLIONS)        (IN MILLIONS)
Traditional.......................................      $51       96.2%      $52       96.3%
Real estate joint ventures and funds..............        2        3.8         2        3.7
                                                        ---      -----       ---      -----
 Total real estate and real estate joint ventures.      $53      100.0%      $54      100.0%
                                                        ===      =====       ===      =====

  The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised of wholly-owned real estate. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties, as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

  The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $21 million at both December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $2 million for each of the years ended December 31, 2011, 2010 and 2009.

  All of the real estate holdings were held-for-investment and income producing at both December 31, 2011 and 2010. There were no impairments of real estate and real estate joint ventures for each of the years ended December 31, 2011, 2010 and 2009.

 OTHER LIMITED PARTNERSHIP INTERESTS

  The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $196 million and $156 million at December 31, 2011 and 2010, respectively. Included within other limited partnership interests were $50 million and $46 million at December 31, 2011 and 2010, respectively, of investments in hedge funds. There were no impairments of other limited partnership interests for each of the years ended December 31, 2011, 2010 and 2009.

 COLLECTIVELY SIGNIFICANT EQUITY METHOD INVESTMENTS

  The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures, tax credit partnerships and other funds. The portion of these investments accounted for under the equity method had a carrying value of $203 million as of December 31, 2011. The Company's maximum exposure to loss related to

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $122 million as of December 31, 2011. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

  As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. As of December 31, 2011, aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company's consolidated pre-tax income (loss). Accordingly, the Company is providing the following aggregated summarized financial data for such equity method investments. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

  As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $100.3 billion and $63.0 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $6.4 billion and $8.7 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $3.3 billion, $7.3 billion and $7.0 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income
(loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

 OTHER INVESTED ASSETS

  The following table presents the carrying value of the Company's other invested assets by type at:

                                                                            DECEMBER 31,
                                                              ----------------------------------------
                                                                      2011                 2010
                                                              -------------------  -------------------
                                                                CARRYING    % OF     CARRYING    % OF
                                                                  VALUE     TOTAL      VALUE     TOTAL
                                                              ------------- -----  ------------- -----
                                                              (IN MILLIONS)        (IN MILLIONS)
Freestanding derivatives with positive estimated fair values.     $ 83       60.1%      $53       89.8%
Loans to affiliates..........................................       50       36.2        --         --
Tax credit partnerships......................................        5        3.7         6       10.2
                                                                  ----      -----       ---      -----
 Total.......................................................     $138      100.0%      $59      100.0%
                                                                  ====      =====       ===      =====

  See Note 3 for information regarding the freestanding derivatives with positive estimated fair values. Loans to affiliates, some of which are regulated, are used by the affiliates to assist in meeting their capital requirements. See "-- Related Party Investment Transactions" for information regarding loans to affiliates. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method.

 CASH EQUIVALENTS

  The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $54 million and $216 million at December 31, 2011 and 2010, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 VARIABLE INTEREST ENTITIES

  The Company holds investments in certain entities that are VIEs. The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

                                                             DECEMBER 31,
                                               -----------------------------------------
                                                       2011                 2010
                                               -------------------- --------------------
                                                          MAXIMUM              MAXIMUM
                                               CARRYING  EXPOSURE   CARRYING  EXPOSURE
                                                AMOUNT  TO LOSS (1)  AMOUNT  TO LOSS (1)
                                               -------- ----------- -------- -----------
                                                             (IN MILLIONS)
Fixed maturity securities available-for-sale:
 RMBS (2).....................................  $  845    $  845     $  711    $  711
 CMBS (2).....................................     621       621        636       636
 ABS (2)......................................     281       281        172       172
 Foreign corporate securities.................      26        26         20        20
 U.S. corporate securities....................      25        25         26        26
Other limited partnership interests...........     151       235        127       246
Other invested assets.........................       1        --          4        15
                                                ------    ------     ------    ------
   Total......................................  $1,950    $2,033     $1,696    $1,826
                                                ======    ======     ======    ======

--------

(1)The maximum exposure to loss relating to the fixed maturity securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $1 million for both years ended December 31, 2011 and 2010.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor.

  As described in Note 10, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.

 RELATED PARTY INVESTMENT TRANSACTIONS

  In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                                     -------------------------
                                                                     2011     2010     2009
                                                                     ----     ----     ----
                                                                          (IN MILLIONS)
Estimated fair value of invested assets transferred to affiliates... $ --     $ --     $13
Amortized cost of invested assets transferred to affiliates......... $ --     $ --     $16
Net investment gains (losses) recognized on transfers............... $ --     $ --     $(3)
Estimated fair value of invested assets transferred from affiliates. $ --     $ --     $25

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  During 2009, the Company loaned $80 million to a wholly-owned real estate subsidiary of an affiliate, MLIC, which is included in mortgage loans. The carrying value of this loan was $78 million and $79 million at December 31, 2011 and 2010, respectively. The loan bears interest at 7.26% and is due in quarterly principal and interest payments of $1.6 million through January 2020. The loan is secured by an interest in the real estate subsidiary, which owns operating real estate with a fair value in excess of the loan balance. Net investment income from this investment was $6 million for both years ended December 31, 2011 and 2010, and less than $1 million for the year ended December 31, 2009.

  During 2011, The Company issued loans totaling $50 million to Exeter Reassurance Company Ltd. ("Exeter"), an affiliate. These loans were outstanding at December 31, 2011, and are included in other invested assets. The loan of $50 million is due on July 15, 2021 and bears interest, payable semi-annually at 5.64%. Both the principal and interest payments have been guaranteed by MetLife. Net investment income from these loans was $1 million for the year ended December 31, 2011.

  The Company receives investment administrative services from certain affiliates. These investment expenses were $10 million, $9 million and $7 million for the years ended December 31, 2011, 2010 and 2009, respectively. The Company also had additional affiliated net investment income of less than $1 million, ($1) million and $3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

 ACCOUNTING FOR DERIVATIVE FINANCIAL INSTRUMENTS

  See Note 1 for a description of the Company's accounting policies for derivative financial instruments.

  See Note 4 for information about the fair value hierarchy for derivatives.

 PRIMARY RISKS MANAGED BY DERIVATIVE FINANCIAL INSTRUMENTS

  The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivative instruments. The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivative financial instruments, excluding embedded derivatives, held at:

                                                                  DECEMBER 31,
                                           -----------------------------------------------------------
                                                       2011                          2010
                                           ----------------------------- -----------------------------
                                                         ESTIMATED                     ESTIMATED
                                                       FAIR VALUE (1)                FAIR VALUE (1)
PRIMARY UNDERLYING                         NOTIONAL -------------------- NOTIONAL --------------------
RISK EXPOSURE          INSTRUMENT TYPE      AMOUNT   ASSETS  LIABILITIES  AMOUNT   ASSETS  LIABILITIES
------------------  ---------------------- -------- ------- ------------ -------- ------- ------------
                                                                  (IN MILLIONS)
Interest rate       Interest rate swaps...  $  478    $76       $ --      $  219    $51       $ 4
                    Interest rate futures.      15     --         --          --     --        --
Foreign currency    Foreign currency
                    swaps.................      37      1          2          36     --         5
                    Foreign currency
                      forwards............     951      3         --         831     --         8
Credit              Credit default swaps..     386      3          5         283      2         3
Equity market       Equity options........       5     --         --          --     --        --
                                            ------    ---       ----      ------    ---       ---
                    Total.................  $1,872    $83       $  7      $1,369    $53       $20
                                            ======    ===       ====      ======    ===       ===

--------
(1)The estimated fair value of all derivatives in an asset position is reported within other invested assets in the consolidated balance sheets and the estimated fair value of all derivatives in a liability position is reported within other liabilities in the consolidated balance sheets.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following table presents the gross notional amount of derivative financial instruments by maturity at December 31, 2011:

                                                     REMAINING LIFE
                           ------------------------------------------------------------------
                                       AFTER ONE YEAR AFTER FIVE YEARS
                           ONE YEAR OR  THROUGH FIVE    THROUGH TEN
                              LESS         YEARS           YEARS       AFTER TEN YEARS TOTAL
                           ----------- -------------- ---------------- --------------- ------
                                                     (IN MILLIONS)
Interest rate swaps.......   $   22         $258            $ 65            $133       $  478
Interest rate futures.....       15           --              --              --           15
Foreign currency swaps....       --           16              21              --           37
Foreign currency forwards.      951           --              --              --          951
Credit default swaps......       21          349              16              --          386
Equity options............        5           --              --              --            5
                             ------         ----            ----            ----       ------
 Total....................   $1,014         $623            $102            $133       $1,872
                             ======         ====            ====            ====       ======

  Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. The Company utilizes interest rate swaps in fair value and non-qualifying hedging relationships.

  In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

  Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The Company utilizes exchange-traded interest rate futures in non-qualifying hedging relationships.

  In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and non-qualifying hedging relationships.

  In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date. The Company utilizes foreign currency forwards in non-qualifying hedging relationships.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to hedge credit risk. If a credit event, as defined by the contract, occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. The Company utilizes credit default swaps in non-qualifying hedging relationships.

  Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other fixed maturity securities.

  Equity index options are used by the Company to hedge certain invested assets against adverse changes in equity indices. In an equity index option transaction, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. Equity index options are included in equity options in the preceding table. The Company utilizes equity index options in non-qualifying hedging relationships.

 HEDGING

  The following table presents the gross notional amount and estimated fair value of derivatives designated as hedging instruments by type of hedge designation at:

                                                                      DECEMBER 31,
                                               -----------------------------------------------------------
                                                           2011                          2010
                                               ----------------------------- -----------------------------
                                                             ESTIMATED                     ESTIMATED
                                                             FAIR VALUE                    FAIR VALUE
                                               NOTIONAL -------------------- NOTIONAL --------------------
DERIVATIVES DESIGNATED AS HEDGING INSTRUMENTS   AMOUNT   ASSETS  LIABILITIES  AMOUNT   ASSETS  LIABILITIES
---------------------------------------------  -------- ------- ------------ -------- ------- ------------
                                                                      (IN MILLIONS)
         Fair Value Hedges:
          Interest rate swaps.................   $ 8     $ --       $ --       $ --    $ --       $ --
         Cash Flow Hedges:
          Foreign currency swaps..............   $ 4     $ --       $ --       $  4    $ --       $ --
                                                 ---     ----       ----       ----    ----       ----
           Total Qualifying Hedges............   $12     $ --       $ --       $  4    $ --       $ --
                                                 ===     ====       ====       ====    ====       ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following table presents the gross notional amount and estimated fair value of derivatives that were not designated or do not qualify as hedging instruments by derivative type at:

                                                                DECEMBER 31,
                                         -----------------------------------------------------------
                                                     2011                          2010
                                         ----------------------------- -----------------------------
                                                       ESTIMATED                     ESTIMATED
                                                       FAIR VALUE                    FAIR VALUE
DERIVATIVES NOT DESIGNATED OR NOT        NOTIONAL -------------------- NOTIONAL --------------------
QUALIFYING AS HEDGING INSTRUMENTS         AMOUNT   ASSETS  LIABILITIES  AMOUNT   ASSETS  LIABILITIES
---------------------------------------- -------- ------- ------------ -------- ------- ------------
                                                                (IN MILLIONS)
Interest rate swaps.....................  $  470    $76       $ --      $  219    $51       $ 4
Interest rate futures...................      15     --         --          --     --        --
Foreign currency swaps..................      33      1          2          32     --         5
Foreign currency forwards...............     951      3         --         831     --         8
Credit default swaps....................     386      3          5         283      2         3
Equity options..........................       5     --         --          --     --        --
                                          ------    ---       ----      ------    ---       ---
 Total non-designated or non-qualifying
   derivatives..........................  $1,860    $83       $  7      $1,365    $53       $20
                                          ======    ===       ====      ======    ===       ===

 NET DERIVATIVE GAINS (LOSSES)

  The components of net derivative gains (losses) were as follows:

                                                                            YEARS ENDED DECEMBER 31,
                                                                            -----------------------
                                                                             2011    2010    2009
                                                                            -----   -----   -----
                                                                                 (IN MILLIONS)
Derivatives and hedging gains (losses) (1)................................. $ 57    $(31)   $(154)
Embedded derivatives.......................................................  (17)    (31)     (35)
                                                                            ----    ----     -----
  Total net derivative gains (losses)...................................... $ 40    $(62)   $(189)
                                                                            ====    ====     =====

--------
(1)Includes foreign currency transaction gains (losses) on hedged items in cash flow and non-qualifying hedging relationships, which are not presented elsewhere in this note.

  The Company recognized insignificant net investment income from settlement payments related to qualifying hedges for the years ended December 31, 2011, 2010 and 2009.

  The Company recognized net derivative gains (losses) from settlement payments related to non-qualifying hedges of $13 million, $11 million, and $11 million for the years ended December 31, 2011, 2010 and 2009, respectively.

 FAIR VALUE HEDGES

  The Company utilizes interest rate swaps to convert fixed rate investments to floating rate investments. The Company designates and accounts for these interest rate swaps as fair value hedges when they have met the requirements of fair value hedging.

  The Company recognized insignificant amounts in net derivative gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2011. Changes in the fair value of the derivatives and the hedged items were insignificant for the year ended December 31, 2011. The Company did not have any fair value hedges during the years ended December 31, 2010 and 2009.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 CASH FLOW HEDGES

  The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments, as cash flow hedges, when they have met the requirements of cash flow hedging.

  For the years ended December 31, 2011, 2010 and 2009, the Company did not recognize any net derivative gains (losses) which represented the ineffective portion of all cash flow hedges. In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date, within two months of that date, or were no longer probable of occurring. For the years ended December 31, 2011, 2010 and 2009, there were no amounts reclassified into net derivative gains (losses) related to such discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2011, 2010 and 2009.

  For the years ended December 31, 2011, 2010, 2009, the beginning and ending balance of the effective portion of the gains (losses) deferred in accumulated other comprehensive income (loss), on foreign currency swaps designated and qualifying as cash flow hedges was ($1) million. For the years ended
December 31, 2011, 2010 and 2009, there were insignificant gains (losses) deferred in accumulated other comprehensive income (loss) related to foreign currency swaps. For the years ended December 31, 2011, 2010 and 2009, there were insignificant amounts reclassified to net derivative gains (losses) and net investment income related to foreign currency swaps.

  At December 31, 2011, insignificant amounts of deferred net gains (losses) on derivatives in accumulated other comprehensive income (loss) were expected to be reclassified to earnings within the next 12 months.

  All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

 NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

  The Company enters into the following derivatives that do not qualify for hedge accounting or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rates;
(ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) credit default swaps to synthetically create investments; and (v) equity options to economically hedge certain invested assets against adverse changes in equity indices.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                                       NET
                                                                   DERIVATIVE
                                                                  GAINS (LOSSES)
                                                                 ---------------
                                                                  (IN MILLIONS)
FOR THE YEAR ENDED DECEMBER 31, 2011:
Interest rate swaps.............................................      $  29
Interest rate futures...........................................         (4)
Foreign currency swaps..........................................          1
Foreign currency forwards.......................................         16
Credit default swaps............................................          1
                                                                      -----
  Total.........................................................      $  43
                                                                      =====
FOR THE YEAR ENDED DECEMBER 31, 2010:
Interest rate swaps.............................................      $   5
Interest rate futures...........................................         (2)
Foreign currency swaps..........................................         (2)
Foreign currency forwards.......................................        (45)
Credit default swaps............................................          2
                                                                      -----
  Total.........................................................      $ (42)
                                                                      =====
FOR THE YEAR ENDED DECEMBER 31, 2009:
Interest rate swaps.............................................      $ (39)
Interest rate futures...........................................        (10)
Foreign currency swaps..........................................         (7)
Foreign currency forwards.......................................       (103)
Credit default swaps............................................         (6)
                                                                      -----
  Total.........................................................      $(165)
                                                                      =====

 CREDIT DERIVATIVES

  In connection with synthetically created investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the non-qualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $292 million and $179 million at December 31, 2011 and 2010, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current fair value of the credit default swaps. At December 31, 2011, the Company would have paid $3 million to terminate all of these contracts, and at December 31, 2010, the Company would have received $1 million to terminate all of these contracts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                   DECEMBER 31,
                                   -----------------------------------------------------------------------------
                                                    2011                                   2010
                                   -------------------------------------- --------------------------------------
                                                 MAXIMUM                                MAXIMUM
                                   ESTIMATED      AMOUNT                  ESTIMATED      AMOUNT
                                   FAIR VALUE   OF FUTURE      WEIGHTED   FAIR VALUE   OF FUTURE      WEIGHTED
                                   OF CREDIT  PAYMENTS UNDER   AVERAGE    OF CREDIT  PAYMENTS UNDER   AVERAGE
RATING AGENCY DESIGNATION OF        DEFAULT   CREDIT DEFAULT   YEARS TO    DEFAULT   CREDIT DEFAULT   YEARS TO
REFERENCED CREDIT OBLIGATIONS (1)    SWAPS      SWAPS (2)    MATURITY (3)   SWAPS      SWAPS (2)    MATURITY (3)
---------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                         (IN MILLIONS)                          (IN MILLIONS)
   Aaa/Aa/A
   Single name credit default
     swaps (corporate)............    $ --         $  7          2.0         $ --         $  7          3.0
   Credit default swaps
     referencing indices..........      --           10          1.0           --           17          2.0
                                      ----         ----                      ----         ----
    Subtotal......................      --           17          1.4           --           24          2.3
                                      ----         ----                      ----         ----
   Baa
   Single name credit default
     swaps (corporate)............    $ (1)        $ 45          4.6         $ --         $ --           --
   Credit default swaps
     referencing indices..........      (2)         230          4.6            1          155          5.0
                                      ----         ----                      ----         ----
    Subtotal......................      (3)         275          4.6            1          155          5.0
                                      ----         ----                      ----         ----
      Total.......................    $ (3)        $292          4.4         $  1         $179          4.7
                                      ====         ====                      ====         ====

--------
(1)The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service, S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)Assumes the value of the referenced credit obligations is zero.

(3)The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

 CREDIT RISK ON FREESTANDING DERIVATIVES

  The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

  The Company manages its credit risk related to OTC derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange-traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. See Note 4 for a description of the impact of credit risk on the valuation of derivative instruments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  The Company enters into various collateral arrangements which require both the pledging and accepting of collateral in connection with its OTC derivative instruments. At December 31, 2011 and 2010, the Company was obligated to return cash collateral under its control of $64 million and $33 million, respectively. This cash collateral is included in cash and cash equivalents or in short-term investments and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

  The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the fair value of that counterparty's derivatives reaches a pre-determined threshold. Certain of these arrangements also include credit-contingent provisions that provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company and/or the counterparty. In addition, certain of the Company's netting agreements for derivative instruments contain provisions that require the Company to maintain a specific investment grade credit rating from at least one of the major credit rating agencies. If the Company's credit ratings were to fall below that specific investment grade credit rating, it would be in violation of these provisions, and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments that are in a net liability position after considering the effect of netting agreements.

  The following table presents the estimated fair value of the Company's OTC derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company's credit rating at the reporting date or if the Company's credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. Derivatives that are not subject to collateral agreements are not included in the scope of this table.

                                      ESTIMATED FAIR VALUE OF      FAIR VALUE OF INCREMENTAL
                                       COLLATERAL PROVIDED:        COLLATERAL PROVIDED UPON:
                                      ----------------------- ------------------------------------
                                                                             DOWNGRADE IN THE
                                                              ONE NOTCH  COMPANY'S CREDIT RATING
                                                              DOWNGRADE  TO A LEVEL THAT TRIGGERS
                       ESTIMATED                               IN THE         FULL OVERNIGHT
                   FAIR VALUE (1) OF                          COMPANY'S    COLLATERALIZATION OR
                   DERIVATIVES IN NET     FIXED MATURITY       CREDIT          TERMINATION
                   LIABILITY POSITION     SECURITIES (2)       RATING   OF THE DERIVATIVE POSITION
                   ------------------ ----------------------- --------- --------------------------
                                                    (IN MILLIONS)
DECEMBER 31, 2011.        $ 2                  $ --             $ --               $ 1
DECEMBER 31, 2010.        $14                  $ --             $ --               $14

--------
(1)After taking into consideration the existence of netting agreements.

(2)Included in fixed maturity securities in the consolidated balance sheets. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral. At December 31, 2011 and 2010, the Company did not provide any cash collateral.

  Without considering the effect of netting agreements, the estimated fair value of the Company's OTC derivatives with credit-contingent provisions that were in a gross liability position at December 31, 2011 was $4 million. At December 31, 2011, the Company did not provide any securities collateral in connection with these derivatives. In the unlikely event that both: (i) the Company's credit rating was downgraded to a level that triggers full overnight collateralization or termination of all derivative positions; and (ii) the Company's netting agreements were deemed to be legally unenforceable, then the additional collateral that the Company would be

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY required to provide to its counterparties in connection with its derivatives in a gross liability position at December 31, 2011 would be $4 million. This amount does not consider gross derivative assets of $2 million for which the Company has the contractual right of offset.

  The Company also has exchange-traded futures, which require the pledging of collateral. At both December 31, 2011 and 2010, the Company did not pledge any securities collateral for exchange-traded futures. At December 31, 2011, the Company provided insignificant amounts of cash collateral for exchange-traded futures which is included in premiums, reinsurance and other receivables. At December 31, 2010, the Company did not provide any cash collateral for exchange-traded futures.

EMBEDDED DERIVATIVES

  The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts are funds withheld on ceded reinsurance.

  The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                 2011    2010
                                                                 ----    ----
                                                                 (IN MILLIONS)
      Net embedded derivatives within liability host contracts:
       Funds withheld on ceded reinsurance...................... $83     $66

  The following table presents changes in estimated fair value related to embedded derivatives:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                         2011     2010    2009
                                                       ------   ------  ------
                                                            (IN MILLIONS)
    Net derivative gains (losses).....................  $(17)    $(31)   $(35)

4. FAIR VALUE

  Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

 RECURRING FAIR VALUE MEASUREMENTS

  The assets and liabilities measured at estimated fair value on a recurring basis were determined as described below. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

                                                                      DECEMBER 31, 2011
                                                -------------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                -------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR                   SIGNIFICANT     TOTAL
                                                 IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE   ESTIMATED
                                                 AND LIABILITIES   OBSERVABLE INPUTS    INPUTS       FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)      VALUE
                                                ------------------ ----------------- ------------ -----------
                                                                        (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.....................    $         --      $      2,553     $     122   $    2,675
 Foreign government securities.................              --             1,041           150        1,191
 Foreign corporate securities..................              --             1,039            52        1,091
 U.S. Treasury and agency securities...........             580               305            --          885
 RMBS..........................................              --               818            27          845
 CMBS..........................................              --               586            35          621
 ABS...........................................              --               246            35          281
 State and political subdivision securities....              --                80            --           80
                                                   ------------      ------------     ---------   ----------
   Total fixed maturity securities.............             580             6,668           421        7,669
                                                   ------------      ------------     ---------   ----------
Equity securities:
 Common stock..................................               1                --            32           33
 Non-redeemable preferred stock................              --                --            --           --
                                                   ------------      ------------     ---------   ----------
   Total equity securities.....................               1                --            32           33
                                                   ------------      ------------     ---------   ----------
Short-term investments.........................              59               195            --          254
Derivative assets: (1)
 Interest rate contracts.......................              --                76            --           76
 Foreign currency contracts....................              --                 4            --            4
 Credit contracts..............................              --                 3            --            3
                                                   ------------      ------------     ---------   ----------
   Total derivative assets.....................              --                83            --           83
                                                   ------------      ------------     ---------   ----------
Separate account assets (2)....................              48               925             1          974
                                                   ------------      ------------     ---------   ----------
   Total assets................................    $        688      $      7,871     $     454   $    9,013
                                                   ============      ============     =========   ==========
LIABILITIES:
Derivative liabilities: (1)
 Interest rate contracts.......................    $         --      $         --     $      --   $       --
 Foreign currency contracts....................              --                 2            --            2
 Credit contracts..............................              --                 5            --            5
                                                   ------------      ------------     ---------   ----------
   Total derivative liabilities................              --                 7            --            7
                                                   ------------      ------------     ---------   ----------
Net embedded derivatives within liability host
  contracts (3)................................              --                --            83           83
                                                   ------------      ------------     ---------   ----------
   Total liabilities...........................    $         --      $          7     $      83   $       90
                                                   ============      ============     =========   ==========

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                                     DECEMBER 31, 2010
                                                ------------------------------------------------------------
                                                 FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                                -------------------------------------------------
                                                 QUOTED PRICES IN
                                                ACTIVE MARKETS FOR                   SIGNIFICANT    TOTAL
                                                 IDENTICAL ASSETS  SIGNIFICANT OTHER UNOBSERVABLE ESTIMATED
                                                 AND LIABILITIES   OBSERVABLE INPUTS    INPUTS      FAIR
                                                    (LEVEL 1)          (LEVEL 2)      (LEVEL 3)     VALUE
                                                ------------------ ----------------- ------------ ----------
                                                                       (IN MILLIONS)
ASSETS:
Fixed maturity securities:
 U.S. corporate securities.....................     $       --        $    2,172       $    161   $    2,333
 Foreign government securities.................             --               914            120        1,034
 Foreign corporate securities..................             --             1,016             70        1,086
 U.S. Treasury and agency securities...........            206               305             --          511
 RMBS..........................................             --               677             34          711
 CMBS..........................................             --               597             39          636
 ABS...........................................             --               145             27          172
 State and political subdivision securities....             --                63             --           63
                                                    ----------        ----------       --------   ----------
   Total fixed maturity securities.............            206             5,889            451        6,546
                                                    ----------        ----------       --------   ----------
Equity securities:
 Common stock..................................            162                --             11          173
 Non-redeemable preferred stock................             --                --              5            5
                                                    ----------        ----------       --------   ----------
   Total equity securities.....................            162                --             16          178
                                                    ----------        ----------       --------   ----------
Short-term investments (4).....................             --               167              6          173
Derivative assets: (1)
 Interest rate contracts.......................             --                51             --           51
 Foreign currency contracts....................             --                --             --           --
 Credit contracts..............................             --                 2             --            2
                                                    ----------        ----------       --------   ----------
   Total derivative assets.....................             --                53             --           53
                                                    ----------        ----------       --------   ----------
Separate account assets (2)....................            207             1,205             23        1,435
                                                    ----------        ----------       --------   ----------
   Total assets................................     $      575        $    7,314       $    496   $    8,385
                                                    ==========        ==========       ========   ==========
LIABILITIES:
Derivative liabilities: (1)
 Interest rate contracts.......................     $       --        $        4       $     --   $        4
 Foreign currency contracts....................             --                13             --           13
 Credit contracts..............................             --                 3             --            3
                                                    ----------        ----------       --------   ----------
   Total derivative liabilities................             --                20             --           20
                                                    ----------        ----------       --------   ----------
Net embedded derivatives within liability host
  contracts (3)................................             --                --             66           66
                                                    ----------        ----------       --------   ----------
   Total liabilities...........................     $       --        $       20       $     66   $       86
                                                    ==========        ==========       ========   ==========

--------

(1)  Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant
     Unobservable Inputs (Level 3) tables which follow.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

(2). Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(3). Net embedded derivatives within liability host contracts are presented within other liabilities in the consolidated balance sheets.

(4). Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value
     (e.g., time deposits, etc.), and therefore are excluded from the tables presented above.

  The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  See Note 2 for discussion of certain prior year amounts which have been reclassified to conform with the 2011 presentation.

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  When available, the estimated fair value of the Company's fixed maturity securities, equity securities and short-term investments are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

  When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity and management's assumptions regarding estimated duration, liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

  The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active markets, quoted prices in markets that are not active and observable yields and spreads in the market.

  When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

  The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 Derivatives

  The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for OTC derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models.

  The significant inputs to the pricing models for most OTC derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

  The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its derivative positions using the standard swap curve which includes a spread to the risk free rate. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

  Most inputs for OTC derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

 Embedded Derivatives Within Liability Host Contracts

  Embedded derivatives are included within funds withheld related to certain ceded reinsurance. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

  The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Fixed Maturity Securities, Equity Securities and Short-term Investments." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities in the consolidated balance sheets with changes in estimated fair value

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

 Separate Account Assets

  Separate account assets are carried at estimated fair value and reported as a summarized total on the consolidated balance sheets. The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets. Assets within the Company's separate accounts include: mutual funds, fixed maturity securities, equity securities, mortgage loans, derivatives, hedge funds, other limited partnership interests, short-term investments and cash and cash equivalents. See "-- Valuation Techniques and Inputs by Level Within the Three-Level Fair Value Hierarchy by Major Classes of Assets and Liabilities" below for a discussion of the methods and assumptions used to estimate the fair value of these financial instruments.

  VALUATION TECHNIQUES AND INPUTS BY LEVEL WITHIN THE THREE-LEVEL FAIR VALUE HIERARCHY BY MAJOR CLASSES OF ASSETS AND LIABILITIES

  A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis is as follows:

  The Company determines the estimated fair value of its investments using primarily the market approach and the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or income approach is used.

  While certain investments have been classified as Level 1 from the use of unadjusted quoted prices for identical investments supported by high volumes of trading activity and narrow bid/ask spreads, most investments have been classified as Level 2 because the significant inputs used to measure the fair value on a recurring basis of the same or similar investment are market observable or can be corroborated using market observable information for the full term of the investment. Level 3 investments include those where estimated fair values are based on significant unobservable inputs that are supported by little or no market activity and may reflect management's own assumptions about what factors market participants would use in pricing these investments.

LEVEL 1 MEASUREMENTS:

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  These securities are comprised of U.S. Treasury and agency securities, exchange traded common stock and short-term money market securities, including U.S. Treasury bills. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available.

Separate Account Assets

  These assets are comprised of (i) securities that are similar in nature to the fixed maturity securities, equity securities and short-term investments referred to above; and (ii) certain exchange-traded derivatives, including financial futures. Valuation of these assets is based on unadjusted quoted prices in active markets that are readily and regularly available.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

LEVEL 2 MEASUREMENTS:

 Fixed Maturity Securities and Short-term Investments

  This level includes fixed maturity securities priced principally by independent pricing services using observable inputs. Short-term investments within this level are of a similar nature and class to the Level 2 securities described below.

    U.S. corporate and foreign corporate securities. These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer. This level also includes certain below investment grade privately placed fixed maturity securities priced by independent pricing services that use observable inputs.

    Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including, but not limited to: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

    Foreign government and state and political subdivision securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

    U.S. Treasury and agency securities. These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as benchmark U.S. Treasury yield curve, the spread off the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

 Derivative Assets and Derivative Liabilities

  This level includes all types of derivative instruments utilized by the Company with the exception of those derivative instruments with unobservable inputs as described in Level 3. These derivatives are principally valued using an income approach.

    Interest rate contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and London Inter-Bank Offer Rate ("LIBOR") basis curves.

    Foreign currency contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, currency spot rates, and cross currency basis curves.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

    Credit contracts. Non-option-based -- Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve, credit curves, and recovery rates.

 Separate Account Assets

  These assets are comprised of investments that are similar in nature to the fixed maturity securities referred to above. Also included are certain mutual funds and hedge funds without readily determinable fair values given prices are not published publicly. Valuation of the mutual funds and hedge funds is based upon quoted prices or reported NAV provided by the fund managers.

LEVEL 3 MEASUREMENTS:

  In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described in Level 2 Measurements. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or a lack of transparency in the process to develop the valuation estimates generally causing these investments to be classified in Level 3.

 Fixed Maturity Securities, Equity Securities and Short-term Investments

  This level includes fixed maturity securities and equity securities priced principally by independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. Short-term investments within this level are of a similar nature and class to the Level 3 securities described below; accordingly, the valuation techniques and significant market standard observable inputs used in their valuation are also similar to those described below.

    U.S. corporate and foreign corporate securities. These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Valuations may be based on independent non-binding broker quotations. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

    Structured securities comprised of RMBS, CMBS and ABS. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data, or are based on independent non-binding broker quotations. Below investment grade securities and RMBS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, and certain of these securities are valued based on independent non-binding broker quotations.

    Foreign government securities. These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques, however these securities are less liquid and certain of the inputs are based on very limited trading activity.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

    Common and non-redeemable preferred stock. These securities, including privately held securities and financial services industry hybrid securities classified within equity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques using inputs such as comparable credit rating and issuance structure. Equity securities valuations determined with discounted cash flow methodologies use inputs such as earnings multiples based on comparable public companies, and industry-specific non-earnings based multiples. Certain of these securities are valued based on independent non-binding broker quotations.

 Derivative Assets and Derivative Liabilities

  These derivatives are principally valued using an income approach. Valuations of non-option-based derivatives utilize present value techniques. These valuation methodologies generally use the same inputs as described in the corresponding sections above for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

  Credit contracts. Non-option-based -- Significant unobservable inputs may include credit spreads, repurchase rates, and the extrapolation beyond observable limits of the swap yield curve and credit curves. Certain of these derivatives are valued based on independent non-binding broker quotations.

 Embedded Derivatives Within Funds Withheld Related to Certain Ceded Reinsurance

  These embedded derivatives are principally valued using an income approach. Valuations are based on present value techniques, which utilize significant inputs that may include the swap yield curve and the fair value of assets within the reference portfolio. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the fair value of certain assets within the reference portfolio which are not observable in the market and cannot be derived principally from, or corroborated by, observable market data.

 Separate Account Assets

  These assets are comprised of investments that are similar in nature to the fixed maturity securities referred to above. Separate account assets within this level also include mortgage loans. The estimated fair value of mortgage loans is determined by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

TRANSFERS BETWEEN LEVELS 1 AND 2:

  During the years ended December 31, 2011 and 2010, transfers between Levels 1 and 2 were not significant.

TRANSFERS INTO OR OUT OF LEVEL 3:

  Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Significant transfers into and/or out of Level 3 assets and liabilities for the years ended December 31, 2011 and 2010 are summarized below.

  Transfers into Level 3 were due primarily to a lack of trading activity, decreased liquidity and credit ratings downgrades (e.g., from investment grade to below investment grade), which have resulted in decreased transparency of valuations and an increased use of broker quotations and unobservable inputs to determine estimated fair value.

  During the year ended December 31, 2011, transfers into Level 3 for fixed maturity securities of $9 million were comprised of U.S. corporate securities. During the year ended December 31, 2010, transfers into Level 3 for fixed maturity securities of $61 million were principally comprised of certain
U.S. corporate securities and CMBS.

  Transfers out of Level 3 resulted primarily from increased transparency of both new issuances that subsequent to issuance and establishment of trading activity, became priced by independent pricing services and existing issuances that, over time, the Company was able to obtain pricing from, or corroborate pricing received from, independent pricing services with observable inputs or increases in market activity and upgraded credit ratings.

  During the year ended December 31, 2011, transfers out of Level 3 for fixed maturity securities of $60 million were principally comprised of certain
U.S. corporate securities and ABS. During the year ended December 31, 2010, transfers out of Level 3 for fixed maturity securities of $23 million were principally comprised of certain foreign government, foreign and U.S. corporate securities.

  The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3), including realized and unrealized gains (losses) of all assets and (liabilities) and realized and unrealized gains (losses) of all assets and (liabilities) still held at the end of the respective time periods:

                                                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                         -----------------------------------------------------------------------
                                                                           FIXED MATURITY SECURITIES:
                                                         -----------------------------------------------------------------------
                                                                                                                     STATE AND
                                                            U.S.       FOREIGN     FOREIGN                           POLITICAL
                                                         CORPORATE    GOVERNMENT  CORPORATE                         SUBDIVISION
                                                         SECURITIES   SECURITIES  SECURITIES  RMBS    CMBS    ABS   SECURITIES
                                                         ----------   ----------  ----------  ----   -----   ----   -----------
                                                                                  (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,.....................................   $  161       $  120      $  70     $ 34   $  39   $ 27      $  --
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income................................       (1)           6          1       --      --     --         --
   Net investment gains (losses)........................        1           --         --       --      --     --         --
   Net derivative gains (losses)........................       --           --         --       --      --     --         --
 Other comprehensive income (loss)......................        4           26         (5)      (2)      3     --         --
Purchases (3)...........................................        8           --          5       --       5     32         --
Sales (3)...............................................      (26)          (2)       (16)      --     (12)    (6)        --
Issuances (3)...........................................       --           --         --       --      --     --         --
Settlements (3).........................................       --           --         --       --      --     --         --
Transfers into Level 3 (4)..............................        9           --         --       --      --     --         --
Transfers out of Level 3 (4)............................      (34)          --         (3)      (5)     --    (18)        --
                                                           ------       ------      -----     ----   -----   ----      -----
Balance, December 31,...................................   $  122       $  150      $  52     $ 27   $  35   $ 35      $  --
                                                           ======       ======      =====     ====   =====   ====      =====
Changes in unrealized gains (losses) relating to assets
 and liabilities still held at December 31, 2011
 included in earnings:
   Net investment income................................   $   (1)      $    6      $   1     $ --   $  --   $ --      $  --
   Net investment gains (losses)........................   $   --       $   --      $  --     $ --   $  --   $ --      $  --
   Net derivative gains (losses)........................   $   --       $   --      $  --     $ --   $  --   $ --      $  --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                       FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                       -----------------------------------------------------------------------
                                                                                                NET
                                                         EQUITY SECURITIES:               DERIVATIVES: (5)
                                                       ---------------------              ----------------
                                                                                                                       SEPARATE
                                                                                                               NET     ACCOUNT
                                                       COMMON NON-REDEEMABLE  SHORT-TERM       CREDIT       EMBEDDED    ASSETS
                                                       STOCK  PREFERRED STOCK INVESTMENTS    CONTRACTS     DERIVATIVES   (6)
                                                       ------ --------------- ----------- ---------------- ----------- --------
                                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011:
Balance, January 1,................................... $  11      $     5       $     6       $    --        $   (66)   $   23
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income..............................    --           --            --            --             --        --
   Net investment gains (losses)......................     4           --            --            --             --        (3)
   Net derivative gains (losses)......................    --           --            --            --            (17)       --
 Other comprehensive income (loss)....................    --            1            --            --             --        --
Purchases (3).........................................    21           --            --            --             --        --
Sales (3).............................................    (4)          (6)           (6)           --             --       (19)
Issuances (3).........................................    --           --            --            --             --        --
Settlements (3).......................................    --           --            --            --             --        --
Transfers into Level 3 (4)............................    --           --            --            --             --        --
Transfers out of Level 3 (4)..........................    --           --            --            --             --        --
                                                       -----      -------       -------       -------        -------    ------
Balance, December 31,................................. $  32      $    --       $    --       $    --        $   (83)   $    1
                                                       =====      =======       =======       =======        =======    ======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at
 December 31, 2011 included in earnings:
   Net investment income.............................. $  --      $    --       $    --       $    --        $    --    $   --
   Net investment gains (losses)...................... $  --      $    --       $    --       $    --        $    --    $   --
   Net derivative gains (losses)...................... $  --      $    --       $    --       $    --        $   (17)   $   --

                                                  FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                  ----------------------------------------------------------------
                                                                     FIXED MATURITY SECURITIES:
                                                  ----------------------------------------------------------------
                                                                                                               STATE AND
                                                     U.S.           FOREIGN    FOREIGN                         POLITICAL
                                                  CORPORATE        GOVERNMENT CORPORATE                       SUBDIVISION
                                                  SECURITIES       SECURITIES SECURITIES  RMBS   CMBS   ABS   SECURITIES
                                                  ----------       ---------- ---------- -----  -----  -----  -----------
                                                                            (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,..............................   $  194          $     58    $  62    $  25  $  15  $  50    $     3
Total realized/unrealized gains (losses)
 included in:
 Earnings: (1), (2)
   Net investment income.........................       (1)                6        1       --     --     --         --
   Net investment gains (losses).................        2                --       --       (1)    --     (1)        --
   Net derivative gains (losses).................       --                --       --       --     --     --         --
 Other comprehensive income (loss)...............        6                 9        7        7     11      4         --
Purchases, sales, issuances and settlements (3)..      (74)               57        4       (3)    (2)   (26)        --
Transfers into Level 3 (4).......................       37                --        3        6     15     --         --
Transfers out of Level 3 (4).....................       (3)              (10)      (7)      --     --     --         (3)
                                                    ------          --------    -----    -----  -----  -----    -------
Balance, December 31,............................   $  161          $    120    $  70    $  34  $  39  $  27    $    --
                                                    ======          ========    =====    =====  =====  =====    =======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at
 December 31, 2010 included in earnings:
   Net investment income.........................   $   (1)         $      6    $   1    $  --  $  --  $  --    $    --
   Net investment gains (losses).................   $   (1)         $     --    $  --    $  --  $  --  $  --    $    --
   Net derivative gains (losses).................   $   --          $     --    $  --    $  --  $  --  $  --    $    --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                        FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                       ------------------------------------------------------------------------
                                                                                                 NET
                                                         EQUITY SECURITIES:                DERIVATIVES: (5)
                                                       -----------------------             ----------------
                                                                                                                        SEPARATE
                                                                                                                NET     ACCOUNT
                                                       COMMON  NON-REDEEMABLE  SHORT-TERM       CREDIT       EMBEDDED    ASSETS
                                                       STOCK   PREFERRED STOCK INVESTMENTS    CONTRACTS     DERIVATIVES   (6)
                                                       ------- --------------- ----------- ---------------- ----------- --------
                                                                                     (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2010:
Balance, January 1,................................... $     1    $      5      $     --      $       1       $   (35)  $    80
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income..............................      --          --            --             --            --        --
   Net investment gains (losses)......................      --          --            --             --            --         8
   Net derivative gains (losses)......................      --          --            --             --           (31)       --
 Other comprehensive income (loss)....................      --          --            --             --            --        --
Purchases, sales, issuances and settlements (3).......      10          --             6             (1)           --       (65)
Transfers into Level 3 (4)............................      --          --            --             --            --        --
Transfers out of Level 3 (4)..........................      --          --            --             --            --        --
                                                       -------    --------      --------      ---------       -------   -------
Balance, December 31,................................. $    11    $      5      $      6      $      --       $   (66)  $    23
                                                       =======    ========      ========      =========       =======   =======
Changes in unrealized gains (losses) relating to
 assets and liabilities still held at
 December 31, 2010 included in earnings:
   Net investment income.............................. $    --    $     --      $     --      $      --       $    --   $    --
   Net investment gains (losses)...................... $    --    $     --      $     --      $      --       $    --   $    --
   Net derivative gains (losses)...................... $    --    $     --      $     --      $      --       $   (31)  $    (1)

                                                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                         ------------------------------------------------------------------------
                                                                                FIXED MATURITY SECURITIES:
                                                         ------------------------------------------------------------------------
                                                                                                                       STATE AND
                                                            U.S.      FOREIGN    FOREIGN                               POLITICAL
                                                         CORPORATE   GOVERNMENT CORPORATE                             SUBDIVISION
                                                         SECURITIES  SECURITIES SECURITIES   RMBS     CMBS     ABS    SECURITIES
                                                         ----------  ---------- ---------- -------  -------  -------  -----------
                                                                                      (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,..................................... $      165  $      95   $    50   $    20  $    14  $    46    $   --
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income................................          3          2        --        --       --       --        --
   Net investment gains (losses)........................        (26)        --        (4)       (2)      --       --        --
   Net derivative gains (losses)........................         --         --        --        --       --       --        --
 Other comprehensive income (loss)......................         37          1        20        11        9       16        --
Purchases, sales, issuances and settlements (3).........        (15)         8        (4)       (4)       2       (7)        3
Transfers into and/or out of Level 3 (4)................         30        (48)       --        --      (10)      (5)       --
                                                         ----------  ---------   -------   -------  -------  -------    ------
Balance, December 31,................................... $      194  $      58   $    62   $    25  $    15  $    50    $    3
                                                         ==========  =========   =======   =======  =======  =======    ======
Changes in unrealized gains (losses) relating to assets
 and liabilities still held at December 31, 2009
 included in earnings:
   Net investment income................................ $        3  $       2   $    --   $    --  $    --  $    --    $   --
   Net investment gains (losses)........................ $      (26) $      --   $    (2)  $    (3) $    --  $    --    $   --
   Net derivative gains (losses)........................ $       --  $      --   $    --   $    --  $    --  $    --    $   --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

                                                         FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                                                         ------------------------------------------------------------------
                                                           EQUITY SECURITIES:
                                                         ---------------------
                                                                                                                        SEPARATE
                                                                                                    NET         NET     ACCOUNT
                                                         COMMON     NON-REDEEMABLE  SHORT-TERM  DERIVATIVES  EMBEDDED    ASSETS
                                                         STOCK      PREFERRED STOCK INVESTMENTS     (5)     DERIVATIVES   (6)
                                                         ------     --------------- ----------- ----------- ----------- --------
                                                                                    (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2009:
Balance, January 1,..................................... $    1         $    5       $      --    $    (1)    $    --   $    95
Total realized/unrealized gains (losses) included in:
 Earnings: (1), (2)
   Net investment income................................     --             --              --         --          --        --
   Net investment gains (losses)........................     --             (1)             --         --          --       (14)
   Net derivative gains (losses)........................     --             --              --          2         (35)       --
 Other comprehensive income (loss)......................     --              2              --         --          --        --
Purchases, sales, issuances and settlements (3).........     --             (1)             --         --          --         3
Transfers into and/or out of Level 3 (4)................     --             --              --         --          --        (4)
                                                         ------         ------       ---------    -------     -------   -------
Balance, December 31,................................... $    1         $    5       $      --    $     1     $   (35)  $    80
                                                         ======         ======       =========    =======     =======   =======
Changes in unrealized gains (losses) relating to assets
 and liabilities still held at December 31, 2009
 included in earnings:
   Net investment income................................ $   --         $   --       $      --    $    --     $    --   $    --
   Net investment gains (losses)........................ $   --         $   --       $      --    $    --     $    --   $    --
   Net derivative gains (losses)........................ $   --         $   --       $      --    $     2     $   (35)  $    --

--------
(1)Amortization of premium/discount is included within net investment income. Impairments charged to earnings on securities are included within net investment gains (losses). Lapses associated with embedded derivatives are included within net derivative gains (losses).

(2)Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)The amount reported within purchases, sales, issuances and settlements is the purchase or issuance price and the sales or settlement proceeds based upon the actual date purchased or issued and sold or settled, respectively. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For the year ended December 31, 2011, fees attributed to net embedded derivatives are included within settlements. For the years ended December 31, 2010 and 2009, fees attributed to net embedded derivatives are included within purchases, sales, issuances and settlements.

(4)Total gains and losses (in earnings and other comprehensive income (loss)) are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and/or out of Level 3 in the same period are excluded from the rollforward.

(5)Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(6)Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

NON-RECURRING FAIR VALUE MEASUREMENTS

  Certain assets are measured at estimated fair value on a non-recurring basis and are not included in the tables presented above. The amounts below relate to certain investments measured at estimated fair value during the period and still held at the reporting dates.

                                                              YEARS ENDED DECEMBER 31,
                         --------------------------------------------------------------------------------------------------
                                       2011                             2010                             2009
                         -------------------------------  -------------------------------- --------------------------------
                          CARRYING    ESTIMATED            CARRYING    ESTIMATED            CARRYING    ESTIMATED
                            VALUE       FAIR                 VALUE       FAIR                 VALUE       FAIR
                          PRIOR TO   VALUE AFTER  GAINS    PRIOR TO   VALUE AFTER  GAINS    PRIOR TO   VALUE AFTER  GAINS
                         MEASUREMENT MEASUREMENT (LOSSES) MEASUREMENT MEASUREMENT (LOSSES) MEASUREMENT MEASUREMENT (LOSSES)
                         ----------- ----------- -------- ----------- ----------- -------- ----------- ----------- --------
                                                                   (IN MILLIONS)
Mortgage loans, net (1).     $ 5        $  5       $ --      $ --        $ --       $ --      $ --        $ --       $ --
Goodwill (2)............     $35        $ --       $(35)     $ --        $ --       $ --      $ --        $ --       $ --

--------
(1)Mortgage loans -- The impaired mortgage loans presented above were written down to their estimated fair values at the date the impairments were recognized. Estimated fair values for impaired mortgage loans are based on observable market prices or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, on the estimated fair value of the underlying collateral, or the present value of the expected future cash flows. Impairments to estimated fair value represent non-recurring fair value measurements that have been categorized as Level 3 due to the lack of price transparency inherent in the limited markets for such mortgage loans.

(2)Goodwill -- As discussed in Note 1, the Company recorded an impairment of goodwill. This impairment has been categorized as Level 3 due to the significant unobservable inputs used in the determination of the associated estimated fair value.

 FAIR VALUE OF FINANCIAL INSTRUMENTS

  Amounts related to the Company's financial instruments that were not measured at fair value on a recurring basis, were as follows:

                                                                                DECEMBER 31,
                                                           -------------------------------------------------------
                                                                      2011                        2010
                                                           --------------------------- ---------------------------
                                                                             ESTIMATED                   ESTIMATED
                                                           NOTIONAL CARRYING   FAIR    NOTIONAL CARRYING   FAIR
                                                            AMOUNT   VALUE     VALUE    AMOUNT   VALUE     VALUE
                                                           -------- -------- --------- -------- -------- ---------
                                                                                (IN MILLIONS)
ASSETS:
Mortgage loans, net.......................................           $  608   $  671             $  562   $  610
Policy loans..............................................           $1,797   $2,232             $1,807   $2,074
Short-term investments (1)................................           $   --   $   --             $    2   $    2
Other invested assets (2).................................           $   50   $   55             $   --   $   --
Cash and cash equivalents.................................           $   72   $   72             $  265   $  265
Accrued investment income.................................           $  102   $  102             $   94   $   94
Premiums, reinsurance and other receivables (2)...........           $  249   $  266             $  236   $  248
LIABILITIES:
PABs (2)..................................................           $1,547   $1,661             $1,075   $1,148
Payables for collateral under securities loaned and other
 transactions.............................................           $  815   $  815             $  574   $  574
Long-term debt............................................           $  102   $  140             $  102   $  124
Other liabilities (2).....................................           $    4   $    4             $    4   $    4
Separate account liabilities (2)..........................           $   61   $   61             $   86   $   86
COMMITMENTS: (3)
Mortgage loan commitments.................................    $6     $   --   $   --     $ --    $   --   $   --
Commitments to fund private corporate bond
 investments..............................................    $7     $   --   $   --     $  7    $   --   $   --

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

--------
(1)Short-term investments as presented in the table above differ from the amounts presented in the consolidated balance sheets because this table does not include short-term investments that meet the definition of a security, which are measured at estimated fair value on a recurring basis.

(2)Carrying values presented herein differ from those presented in the consolidated balance sheets because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions excluded from the table above are not considered financial instruments.

(3)Commitments are off-balance sheet obligations. Negative estimated fair values represent off-balance sheet liabilities.

  The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  The assets and liabilities measured at estimated fair value on a recurring basis include: fixed maturity securities, equity securities, derivative assets and liabilities, net embedded derivatives within liability host contracts and separate account assets. These assets and liabilities are described in the section "-- Recurring Fair Value Measurements" and, therefore, are excluded from the table above. The estimated fair value for these financial instruments approximates carrying value.

 Mortgage Loans

  The Company originates mortgage loans principally for investment purposes. These loans are principally carried at amortized cost. The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk.

 Policy Loans

  For policy loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Short-term Investments

  Certain short-term investments do not qualify as securities and are recognized at amortized cost in the consolidated balance sheets. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 Other Invested Assets

  Other invested assets within the preceding table is comprised of loans to affiliates. The estimated fair value of loans to affiliates is determined by discounting the expected future cash flows using market interest rates currently available for instruments with similar terms and remaining maturities.

 Cash and Cash Equivalents

  Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

Accrued Investment Income

  Due to the short term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

 Premiums, Reinsurance and Other Receivables

  Premiums, reinsurance and other receivables in the preceding table are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivative positions and amounts receivable for securities sold but not yet settled.

  Premiums receivable and those amounts recoverable under reinsurance agreements determined to transfer significant risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been included in the preceding table. The estimated fair value is determined as the present value of expected future cash flows, which were discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

  The amounts on deposit for derivative settlements essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the solvency position of the financial institutions and has determined additional adjustments are not required.

 PABs

  PABs in the table above include investment contracts. The difference between the amounts reflected as PABs in the preceding table and those recognized in the consolidated balance sheets represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

  The investment contracts primarily include certain funding agreements, fixed deferred annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread to reflect the nonperformance risk in the liability.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 Payables for Collateral Under Securities Loaned and Other Transactions

  The estimated fair value for payables for collateral under securities loaned and other transactions approximates carrying value. The related agreements to loan securities are short-term in nature such that the Company believes there is limited risk of a material change in market interest rates. Additionally, because borrowers are cross-collateralized by the borrowed securities, the Company believes no additional consideration for changes in nonperformance risk are necessary.

 Long-term Debt

  The estimated fair value of long-term debt is generally determined by discounting expected future cash flows using market rates currently available for debt with similar remaining maturities and reflecting the credit risk of the Company, including inputs when available, from actively traded debt of the Company or other companies with similar types of borrowing arrangements. Risk-adjusted discount rates applied to the expected future cash flows can vary significantly based upon the specific terms of each individual arrangement, including, but not limited to: subordinated rights, contractual interest rates in relation to current market rates, the structuring of the arrangement, and the nature and observability of the applicable valuation inputs. Use of different risk-adjusted discount rates could result in different estimated fair values.

 Other Liabilities

  Other liabilities included in the table above reflect those other liabilities that satisfy the definition of financial instruments subject to disclosure. These items consist primarily of interest payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

  Separate account liabilities included in the preceding table represent those balances due to policyholders under contracts that are classified as investment contracts. The remaining amounts presented in the consolidated balance sheets represent those contracts classified as insurance contracts, which do not satisfy the definition of financial instruments.

  Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

  Separate account liabilities are recognized in the consolidated balance sheets at an equivalent value of the related separate account assets. Separate account assets, which equal net deposits, net investment income and realized and unrealized investment gains and losses, are fully offset by corresponding amounts credited to the contractholders' liability which is reflected in separate account liabilities. Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the Company believes the value of those assets approximates the estimated fair value of the related separate account liabilities.

 Mortgage Loan Commitments and Commitments to Fund Private Corporate Bond Investments

  The estimated fair values for mortgage loan commitments that will be held for investment and commitments to fund private corporate bonds that will be held for investment reflected in the above table represents the difference between the discounted expected future cash flows using interest rates that incorporate current credit risk for similar instruments on the reporting date and the principal amounts of the commitments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

  Information regarding DAC and VOBA was as follows:

                                                              DAC   VOBA  TOTAL
                                                             ----  ----- ------
                                                               (IN MILLIONS)
Balance at January 1, 2009.................................. $106  $173   $279
Capitalizations.............................................    6    --      6
                                                             ----  ----   ----
  Subtotal..................................................  112   173    285
                                                             ----  ----   ----
Amortization related to:
  Net investment gains (losses).............................    3     1      4
  Other expenses............................................  (21)  (13)   (34)
                                                             ----  ----   ----
   Total amortization.......................................  (18)  (12)   (30)
                                                             ----  ----   ----
Unrealized investment gains (losses)........................   (1)  (62)   (63)
                                                             ----  ----   ----
Balance at December 31, 2009................................   93    99    192
Capitalizations.............................................    5    --      5
                                                             ----  ----   ----
  Subtotal..................................................   98    99    197
                                                             ----  ----   ----
Amortization related to:
  Net investment gains (losses).............................    1    --      1
  Other expenses............................................  (13)  (12)   (25)
                                                             ----  ----   ----
   Total amortization.......................................  (12)  (12)   (24)
                                                             ----  ----   ----
Unrealized investment gains (losses)........................    3    (7)    (4)
                                                             ----  ----   ----
Balance at December 31, 2010................................   89    80    169
Capitalizations.............................................   58    --     58
                                                             ----  ----   ----
  Subtotal..................................................  147    80    227
                                                             ----  ----   ----
Amortization related to:
  Net investment gains (losses).............................   (1)   --     (1)
  Other expenses............................................  (11)  (10)   (21)
                                                             ----  ----   ----
   Total amortization.......................................  (12)  (10)   (22)
                                                             ----  ----   ----
Unrealized investment gains (losses)........................   (1)   (8)    (9)
                                                             ----  ----   ----
Balance at December 31, 2011................................ $134  $ 62   $196
                                                             ====  ====   ====

  The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $9 million in 2012, $9 million in 2013, $8 million in 2014, $7 million in 2015 and $3 million in 2016.

  Amortization of DAC and VOBA is attributed to both investment gains and losses and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

6.  INSURANCE

 SEPARATE ACCOUNTS

  Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $894 million and $1.4 billion at December 31, 2011 and 2010, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $80 million and $79 million at December 31, 2011 and 2010, respectively. The average interest rate credited on these contracts was 2.72% and 2.29% at December 31, 2011 and 2010, respectively.

  Under an assumptive reinsurance agreement, the Company transferred, in a non-cash transaction, $319 million of pass-through separate accounts to an affiliate during 2011.

  For the years ended December 31, 2011, 2010 and 2009, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

 OBLIGATIONS UNDER FUNDING AGREEMENTS

  General American Life Insurance Company is a member of the Federal Home Loan Bank of Des Moines ("FHLB of Des Moines") and held $31 million and $10 million of common stock of the FHLB of Des Moines at December 31, 2011 and 2010, respectively, which is included in equity securities. The Company has also entered into funding agreements with the FHLB of Des Moines in exchange for cash and for which the FHLB of Des Moines has been granted a lien on certain assets, including RMBS, to collateralize obligations under the funding agreements. The Company maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLB of Des Moines's recovery on the collateral is limited to the amount of the Company's liability to the FHLB of Des Moines. The amount of the liability for funding agreements with the FHLB of Des Moines was $475 million at December 31, 2011, which is included in PABs. The advances on these funding agreements are collateralized by mortgage-backed securities with estimated fair values of $662 million at December 31, 2011. There were no funding agreements with the FHLB of Des Moines at December 31, 2010.

 GUARANTEES

  The Company issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

  The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts was as follows:

                                                      DECEMBER 31,
                                                ----------------------
                                                    2011         2010
                                                ---------    ---------
                                                    AT ANNUITIZATION
                                                ----------------------
                                                      (IN MILLIONS)
       ANNUITY CONTRACTS (1)
       TWO TIER ANNUITIES
       General account value................... $     276    $     280
       Net amount at risk (2).................. $     49 (4) $     49 (4)
       Average attained age of contractholders.  63 years     62 years

                                                        DECEMBER 31,
                                                  ----------------------
                                                      2011         2010
                                                  ---------    ---------
                                                          SECONDARY
                                                         GUARANTEES
                                                  ----------------------
                                                        (IN MILLIONS)
    UNIVERSAL AND VARIABLE LIFE CONTRACTS (1)
    Account value (general and separate account). $   1,473    $   1,378
    Net amount at risk (2)....................... $ 15,034 (3) $ 15,760 (3)
    Average attained age of policyholders........  61 years     60 years

--------
(1)The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)The net amount at risk is based on the direct amount at risk (excluding ceded reinsurance).

(3)The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4)The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts was as follows:

                                                            UNIVERSAL AND
                                                 ANNUITY    VARIABLE LIFE
                                                CONTRACTS     CONTRACTS
                                              ------------- -------------
                                               GUARANTEED
                                              ANNUITIZATION   SECONDARY
                                                BENEFITS     GUARANTEES   TOTAL
                                              ------------- ------------- -----
                                                        (IN MILLIONS)
 DIRECT
 Balance at January 1, 2009..................     $  7          $  6      $ 13
 Incurred guaranteed benefits................       --             7         7
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2009................        7            13        20
 Incurred guaranteed benefits................       --            80        80
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2010................        7            93       100
 Incurred guaranteed benefits................       --            (9)       (9)
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2011................     $  7          $ 84      $ 91
                                                  ====          ====      ====
 CEDED
 Balance at January 1, 2009..................     $ --          $ --      $ --
 Incurred guaranteed benefits................       --             7         7
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2009................       --             7         7
 Incurred guaranteed benefits................       --            81        81
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2010................       --            88        88
 Incurred guaranteed benefits................       --            (8)       (8)
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2011................     $ --          $ 80      $ 80
                                                  ====          ====      ====
 NET
 Balance at January 1, 2009..................     $  7          $  6      $ 13
 Incurred guaranteed benefits................       --            --        --
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2009................        7             6        13
 Incurred guaranteed benefits................       --            (1)       (1)
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2010................        7             5        12
 Incurred guaranteed benefits................       --            (1)       (1)
 Paid guaranteed benefits....................       --            --        --
                                                  ----          ----      ----
 Balance at December 31, 2011................     $  7          $  4      $ 11
                                                  ====          ====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

Account balances of contracts with insurance guarantees were invested in separate account asset classes as follows at:

                                                                   DECEMBER 31,
                                                                 --------------
                                                                 2011    2010
                                                                 ----    ----
                                                                 (IN MILLIONS)
Fund Groupings:
Equity.......................................................... $14     $15
Money Market....................................................   2       2
Balanced........................................................   2       1
Bond............................................................   1       1
Specialty.......................................................  --       1
                                                                 ---     ---
  Total......................................................... $19     $20
                                                                 ===     ===

7.  REINSURANCE

  The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

  For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $1 million for most products and reinsures up to 90% of the mortality risk for certain other products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  The Company reinsures its business through a diversified group of well-capitalized, highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at December 31, 2011 and 2010, were immaterial.

  The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $435 million and $336 million of unsecured unaffiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  At December 31, 2011, the Company had $677 million of net unaffiliated ceded reinsurance recoverables. Of this total, $559 million, or 83%, were with the Company's five largest unaffiliated ceded reinsurers, including $322 million of which were unsecured. At December 31, 2010, the Company had $702 million of net unaffiliated ceded reinsurance recoverables. Of this total, $584 million, or 83%, were with the Company's five largest unaffiliated ceded reinsurers, including $225 million of which were unsecured.

  The amounts in the consolidated statements of operations include the impact of reinsurance. Information regarding the effect of reinsurance was as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                               -----------------------
                                                                2011     2010    2009
                                                               -----    -----   -----
                                                                  (IN MILLIONS)
PREMIUMS:
Direct premiums............................................... $ 320    $ 335   $ 357
Reinsurance assumed...........................................   297      211     184
Reinsurance ceded.............................................  (315)    (297)   (276)
                                                                -----   -----   -----
 Net premiums................................................. $ 302    $ 249   $ 265
                                                                =====   =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Direct universal life and investment-type product policy fees. $ 289    $ 347   $ 374
Reinsurance ceded.............................................  (174)    (201)   (197)
                                                                -----   -----   -----
 Net universal life and investment-type product policy fees... $ 115    $ 146   $ 177
                                                                =====   =====   =====
OTHER REVENUES:
Direct other revenues......................................... $  12    $   3   $   7
Reinsurance ceded.............................................     3        2       2
                                                                -----   -----   -----
 Net other revenues........................................... $  15    $   5   $   9
                                                                =====   =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
Direct policyholder benefits and claims....................... $ 606    $ 618   $ 567
Reinsurance assumed...........................................   223      221     110
Reinsurance ceded.............................................  (330)    (397)   (263)
                                                                -----   -----   -----
 Net policyholder benefits and claims......................... $ 499    $ 442   $ 414
                                                                =====   =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Direct interest credited to policyholder account balances..... $ 210    $ 206   $ 208
Reinsurance ceded.............................................   (76)     (70)    (68)
                                                                -----   -----   -----
 Net interest credited to policyholder account balances....... $ 134    $ 136   $ 140
                                                                =====   =====   =====
OTHER EXPENSES:
Direct other expenses......................................... $ 160    $ 173   $ 209
Reinsurance assumed...........................................    55       32      26
Reinsurance ceded.............................................   (86)    (130)   (129)
                                                                -----   -----   -----
 Net other expenses........................................... $ 129    $  75   $ 106
                                                                =====   =====   =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

   The amounts in the consolidated balance sheets include the impact of reinsurance. Information regarding the effect of reinsurance was as follows at:

                                                                        DECEMBER 31, 2011
                                                                  ------------------------------
                                                                                          TOTAL
                                                                                         BALANCE
                                                                  DIRECT ASSUMED  CEDED   SHEET
                                                                  ------ ------- ------  -------
                                                                          (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $   27  $ 28   $2,493  $2,548
Deferred policy acquisition costs and value of business acquired.    294    49     (147)    196
                                                                  ------  ----   ------  ------
 Total assets.................................................... $  321  $ 77   $2,346  $2,744
                                                                  ======  ====   ======  ======
LIABILITIES:
Future policy benefits........................................... $4,945  $150   $   --  $5,095
Other policy-related balances....................................    256    54      (55)    255
Other liabilities................................................    133    31      489     653
                                                                  ------  ----   ------  ------
 Total liabilities............................................... $5,334  $235   $  434  $6,003
                                                                  ======  ====   ======  ======

                                                                        DECEMBER 31, 2010
                                                                  ------------------------------
                                                                                          TOTAL
                                                                                         BALANCE
                                                                  DIRECT ASSUMED  CEDED   SHEET
                                                                  ------ ------- ------  -------
                                                                          (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables...................... $   18  $ --   $2,425  $2,443
Deferred policy acquisition costs and value of business acquired.    346    --     (177)    169
                                                                  ------  ----   ------  ------
 Total assets.................................................... $  364  $ --   $2,248  $2,612
                                                                  ======  ====   ======  ======
LIABILITIES:
Future policy benefits........................................... $5,001  $ 90   $   --  $5,091
Other policy-related balances....................................    264    71      (72)    263
Other liabilities................................................    162    --      439     601
                                                                  ------  ----   ------  ------
 Total liabilities............................................... $5,427  $161   $  367  $5,955
                                                                  ======  ====   ======  ======

  Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $249 million and $236 million at December 31, 2011 and 2010, respectively. There were no deposit liabilities on reinsurance at both December 31, 2011 and 2010.

 RELATED PARTY REINSURANCE TRANSACTIONS

  The Company has reinsurance agreements with certain MetLife subsidiaries, including MLIC, MetLife Investors Insurance Company and MetLife Investors USA Insurance Company, all of which are related parties.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Information regarding the effect of affiliated reinsurance included in the consolidated statements of operations was as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             -----------------------
                                                              2011    2010     2009
                                                             -----   -----    -----
                                                                (IN MILLIONS)
PREMIUMS:
Reinsurance assumed......................................... $ 62    $  --    $  --
Reinsurance ceded...........................................   (7)     (14)     (16)
                                                             ----     -----   -----
 Net premiums............................................... $ 55    $ (14)   $ (16)
                                                             ====     =====   =====
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY FEES:
Reinsurance assumed......................................... $ --    $  --    $  --
Reinsurance ceded...........................................  (90)    (120)    (116)
                                                             ----     -----   -----
 Net universal life and investment-type product policy fees. $(90)   $(120)   $(116)
                                                             ====     =====   =====
OTHER REVENUES:
Reinsurance assumed......................................... $ --    $  --    $  --
Reinsurance ceded...........................................    3        2        2
                                                             ----     -----   -----
 Net other revenues......................................... $  3    $   2    $   2
                                                             ====     =====   =====
POLICYHOLDER BENEFITS AND CLAIMS:
Reinsurance assumed......................................... $ 54    $  --    $  --
Reinsurance ceded...........................................  (14)     (33)     (20)
                                                             ----     -----   -----
 Net policyholder benefits and claims....................... $ 40    $ (33)   $ (20)
                                                             ====     =====   =====
INTEREST CREDITED TO POLICYHOLDER ACCOUNT BALANCES:
Reinsurance assumed......................................... $ --    $  --    $  --
Reinsurance ceded...........................................  (76)     (70)     (68)
                                                             ----     -----   -----
 Net interest credited to policyholder account balances..... $(76)   $ (70)   $ (68)
                                                             ====     =====   =====
OTHER EXPENSES:
Reinsurance assumed......................................... $ 21    $  --    $  --
Reinsurance ceded...........................................  (48)     (90)    (105)
                                                             ----     -----   -----
 Net other expenses......................................... $(27)   $ (90)   $(105)
                                                             ====     =====   =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Information regarding the effect of affiliated reinsurance included in the consolidated balance sheets was as follows at:

                                                                            DECEMBER 31,
                                                                  --------------------------------
                                                                        2011             2010
                                                                  ---------------  ---------------
                                                                   ASSUMED  CEDED   ASSUMED  CEDED
                                                                  -------- ------  -------- ------
                                                                            (IN MILLIONS)
ASSETS:
Premiums, reinsurance and other receivables......................   $28    $1,783    $ --   $1,683
Deferred policy acquisition costs and value of business acquired.    49      (140)     --     (164)
                                                                    ---    ------    ----   ------
 Total assets....................................................   $77    $1,643    $ --   $1,519
                                                                    ===    ======    ====   ======
LIABILITIES:
Future policy benefits...........................................   $54    $   --    $ --   $   --
Other policy-related balances....................................     1       (55)     --      (72)
Other liabilities................................................    31        34      --       40
                                                                    ---    ------    ----   ------
 Total liabilities...............................................   $86    $  (21)   $ --   $  (32)
                                                                    ===    ======    ====   ======

  Effective January 1, 2011, the Company entered into two reinsurance agreements to assume 90% of certain participating whole life product policies on a coinsurance basis from two affiliates. For the year ended December 31, 2011, the Company assumed premiums of $62 million and assumed benefits and related expenses of $75 million. Also, the assumed DAC increased $49 million while premiums and other receivables increased $28 million, future policy benefits increased $53 million and affiliated reinsurance payables, included in other liabilities, increased $31 million at December 31, 2011.

  The Company may secure certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $1.7 billion and $1.6 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2011 and 2010, respectively.

  Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $243 million and $230 million at December 31, 2011 and 2010, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2011 and 2010.

8.  LONG-TERM DEBT

  The Company's long-term debt primarily includes a surplus note with a fixed rate of 7.625% due January 2024. The outstanding balance of the surplus note was $102 million and $101 million at December 31, 2011 and 2010, respectively.

  Payments of interest and principal on the Company's surplus notes, which are subordinate to all other obligations, may be made only with the prior approval of the insurance department of the state of domicile.

 INTEREST EXPENSE

  Interest expense related to the Company's indebtedness included in other expenses was $9 million for each of the years ended December 31, 2011, 2010 and 2009.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

9.  INCOME TAX

   The provision for income tax was as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      -----------------------
                                                       2011     2010    2009
                                                      -----    -----   -----
                                                         (IN MILLIONS)
       Current:
        Federal...................................... $ (27)   $ 40    $  19
        Foreign......................................     2     (39)      30
                                                       -----   ----    -----
          Subtotal...................................   (25)      1       49
                                                       -----   ----    -----
       Deferred:
        Federal......................................    66      (6)    (114)
                                                       -----   ----    -----
          Provision for income tax expense (benefit). $  41    $ (5)   $ (65)
                                                       =====   ====    =====

  The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                       -----------------------
                                                        2011     2010    2009
                                                       -----    -----   -----
                                                         (IN MILLIONS)
        Tax provision at U.S. statutory rate..........  $32     $  6    $(41)
        Tax effect of:
         Tax-exempt investment income.................   (2)      (3)     (6)
         Medicare Part D..............................   --        3      --
         Prior year tax...............................   --      (11)     (4)
         Sale of former subsidiary (1)................   --       --     (15)
         Goodwill impairment..........................   12       --      --
         Other, net...................................   (1)      --       1
                                                        ---     ----    ----
           Provision for income tax expense (benefit).  $41     $ (5)   $(65)
                                                        ===     ====    ====

--------
(1)In December 2002, Cova Corporation, a wholly owned subsidiary of the Company, was sold to MLIC, an affiliate, at which time the Company deferred the loss on the sale. On March 2, 2009, Cova Corporation was sold to a third party and subsequently the Company recognized the deferred loss.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                  DECEMBER 31,
                                                                  ------------
                                                                    2011   2010
                                                                  ------ ------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables....................... $  69   $ 90
  DAC............................................................    --      3
  Employee benefits..............................................    26     28
  Tax credit carryforwards.......................................     2     45
  Investments, including derivatives.............................    17      2
  Other..........................................................     5      8
                                                                  -----   ----
                                                                    119    176
                                                                  -----   ----
Deferred income tax liabilities:
  DAC............................................................    15     --
  Net unrealized investment gains................................   340    223
  Other..........................................................    --      8
                                                                  -----   ----
                                                                    355    231
                                                                  -----   ----
   Net deferred income tax asset (liability)..................... $(236)  $(55)
                                                                  =====   ====

  Tax credit carryforwards of $2 million at December 31, 2011 will expire beginning in 2021.

  General American participates in a tax sharing agreement with MetLife. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. Pursuant to this tax sharing agreement, the amounts due to MetLife include $40 million and $19 million for 2011 and 2010, respectively, and the amounts due from MetLife include $40 million for 2009.

  The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal, state and local, or foreign income tax examinations by tax authorities for years prior to 2006. The IRS exam of the current audit cycle, year 2006, began in April 2010.

  It is not expected that there will be a material change in the Company's liability for unrecognized tax benefits in the next 12 months.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                               YEARS ENDED DECEMBER 31,
                                               ------------------------
                                                 2011     2010    2009
                                               ------   ------  ------
                                                  (IN MILLIONS)
            Balance at January 1,.............  $ 7      $ 18    $18
            Lapses of statutes of limitations.   --       (11)    --
                                                ---      ----    ---
            Balance at December 31,...........  $ 7      $  7    $18
                                                ===      ====    ===

  The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

  Interest and penalties were as follows:

                                                                                YEARS ENDED DECEMBER 31,
                                                                                ------------------------
                                                                                  2011     2010    2009
                                                                                ------   ------  ------
                                                                                   (IN MILLIONS)
Interest and penalties recognized in the consolidated statements of operations.  $ --      $1      $1

                                                                                         DECEMBER 31,
                                                                                         -------------
                                                                                           2011   2010
                                                                                         ------ ------
                                                                                         (IN MILLIONS)
Interest and penalties included in other liabilities in the consolidated balance sheets.   $1     $1

  The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For both the years ended December 31, 2011 and 2010, the Company recognized an income tax benefit of $1 million, related to the separate account DRD. The 2011 benefit did not include a true-up of the 2010 tax return.

10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

  Over the past several years, the Company has faced claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Some of the current cases seek substantial damages, including punitive and treble damages and attorneys' fees. The Company continues to vigorously defend against the claims in all pending matters. The Company believes adequate provision has been made in its financial statements for all probable and reasonably estimable losses for sales practices matters.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 Unclaimed Property Inquiries

  More than 30 U.S. jurisdictions are auditing MetLife, Inc. and certain of its affiliates for compliance with unclaimed property laws. Additionally, Metropolitan Life Insurance Company and certain of its affiliates have received subpoenas and other regulatory inquiries from certain regulators and other officials relating to claims-payment practices and compliance with unclaimed property laws. An examination of these practices by the Illinois Department of Insurance has been converted into a multi-state targeted market conduct exam. On July 5, 2011, the New York Insurance Department issued a letter requiring life insurers doing business in New York to use data available on the U.S. Social Security Administration's Death Master File or a similar database to identify instances where death benefits under life insurance policies, annuities, and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. It is possible that other jurisdictions may pursue similar investigations or inquiries, may join the multi-state market conduct exam, or issue directives similar to the New York Insurance Department's letter. It is possible that the audits, market conduct exam, and related activity may result in additional payments to beneficiaries, additional escheatment of funds deemed abandoned under state laws, administrative penalties, interest, and changes to the Company's procedures for the identification and escheatment of abandoned property.

  Various litigation, claims and assessments against the Company, in addition to those discussed previously or those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor, and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

  It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

INSOLVENCY ASSESSMENTS

  Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments were as follows:

                                                                 DECEMBER 31,
                                                                 -------------
                                                                   2011   2010
                                                                 ------ ------
                                                                 (IN MILLIONS)
  Other Assets:
   Premium tax offset for future undiscounted assessments.......   $5     $5
   Premium tax offsets currently available for paid assessments.    1      1
                                                                   --     --
                                                                   $6     $6
                                                                   ==     ==
  Other Liabilities:
   Insolvency assessments.......................................   $7     $8
                                                                   ==     ==

COMMITMENTS

 COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

  The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $122 million and $162 million at December 31, 2011 and 2010, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

 MORTGAGE LOAN COMMITMENTS

  The Company commits to lend funds under mortgage loan commitments. There were $6 million of unfunded mortgage loan commitments at December 31, 2011. There were no unfunded mortgage loan commitments at December 31, 2010.

 COMMITMENTS TO FUND PRIVATE CORPORATE BOND INVESTMENTS

  The Company commits to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $7 million for both years ended December 31, 2011 and 2010, respectively.

GUARANTEES

  In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $10 million to $45 million, with a cumulative maximum of $55 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

  In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

  The Company had no liability for indemnities, guarantees and commitments at both December 31, 2011 and 2010.

11.  EQUITY

 STATUTORY EQUITY AND INCOME

  Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American exceeded the minimum RBC requirements for all periods presented herein.

  The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Statutory Codification on the statutory capital and surplus of General American.

  Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

  In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by General American are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

  Statutory net income (unaudited) of General American, a Missouri domiciled insurer, was $128 million, $64 million and $65 million for the years ended December 31, 2011, 2010 and 2009, respectively. Statutory capital and surplus (unaudited), as filed with the Missouri State Department of Insurance, was $825 million and $944 million at December 31, 2011 and 2010, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

 DIVIDEND RESTRICTIONS

  Under Missouri State Insurance Law, General American is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to MLIC as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding net realized capital gains). General American will be permitted to pay a cash dividend to MLIC in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Missouri Director of Insurance (the "Missouri Director") and the Missouri Director does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined by the Company as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Missouri State Insurance Law, the Missouri Director has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. During the year ended December 31, 2011, General American paid an extraordinary cash dividend to GenAmerica, its former parent, of $183 million, of which, $164 million was a return of capital. During the years ended December 31, 2010 and 2009, General American paid a dividend of $149 million and $107 million, respectively, of which, $127 million and $87 million, respectively, was a return of capital. The maximum amount of dividends which General American may pay to MLIC in 2012 without prior regulatory approval is $70 million.

 OTHER COMPREHENSIVE INCOME (LOSS)

  The following table sets forth the balance and changes in accumulated other comprehensive income (loss) including reclassification adjustments required for the years ended December 31, 2011, 2010 and 2009 in other comprehensive income
(loss) that are included as part of net income (loss) for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                                                    YEARS ENDED DECEMBER 31,
                                                                                    -----------------------
                                                                                      2011     2010    2009
                                                                                    ------   ------  ------
                                                                                       (IN MILLIONS)
Holding gains (losses) on investments arising during the year...................... $ 396    $ 476   $ 729
Income tax effect of holding gains (losses)........................................  (140)    (166)   (254)
Reclassification adjustments for recognized holding (gains) losses included in
  current year income..............................................................   (55)     (41)      8
Income tax effect of reclassification adjustments..................................    19       14      (3)
Allocation of holding (gains) losses on investments relating to other policyholder
  amounts..........................................................................   (10)      (6)    (63)
Income tax effect of allocation of holding (gains) losses to other policyholder
  amounts..........................................................................     4        2      22
                                                                                    -----    -----   -----
Net unrealized investment gains (losses), net of income tax........................   214      279     439
Defined benefit plans adjustment, net of income tax................................    (3)      (1)     (2)
                                                                                    -----    -----   -----
Other comprehensive income (loss)..................................................   211      278     437
Cumulative effect of change in accounting principle, net of income tax expense
  (benefit) of $0, $0 and less than $1 million (see Note 1)........................    --       --      (1)
                                                                                    -----    -----   -----
 Other comprehensive income (loss)................................................. $ 211    $ 278   $ 436
                                                                                    =====    =====   =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

12.  OTHER EXPENSES

  Information on other expenses was as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          -----------------------
                                                            2011     2010    2009
                                                          ------   ------  ------
                                                             (IN MILLIONS)
  Compensation...........................................  $  2     $  3    $ (6)
  Pension, postretirement & postemployment benefit costs.    17       17      20
  Commissions............................................    50      (20)    (18)
  Capitalization of DAC..................................   (58)      (5)     (6)
  Amortization of DAC and VOBA...........................    22       24      30
  Interest expense on debt and debt issuance costs.......     9        9       9
  Premium taxes, licenses & fees.........................     7        9      14
  Goodwill impairment (see Note 1).......................    35       --      --
  Other..................................................    45       38      63
                                                           ----     ----    ----
   Total other expenses..................................  $129     $ 75    $106
                                                           ====     ====    ====

 CAPITALIZATION OF DAC AND AMORTIZATION OF DAC AND VOBA

  See Note 5 for a rollforward of DAC and VOBA including impacts of capitalization and amortization.

 INTEREST EXPENSE ON DEBT AND DEBT ISSUANCE COSTS

  Includes interest expense on debt (see Note 8).

 AFFILIATED EXPENSES

  Commissions, capitalization of DAC and amortization of DAC and VOBA include the impact of affiliated reinsurance transactions.

  See Notes 7 and 13 for a discussion of affiliated expenses included in the table above.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY

13.  RELATED PARTY TRANSACTIONS

 SERVICE AGREEMENTS

  The Company has entered into various agreements with affiliates for services necessary to conduct its activities. Typical services provided under these agreements include management, policy administrative functions, personnel, investment advice and distribution services. For certain agreements, charges are based on various performance measures or activity-based costing. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. The aforementioned expenses and fees incurred with affiliates were comprised of the following:

                                                          YEARS ENDED DECEMBER 31,
                                                          -----------------------
                                                            2011     2010    2009
                                                          ------   ------  ------
                                                               (IN MILLIONS)
  Compensation...........................................  $ 4      $ 3     $(6)
  Pension, postretirement & postemployment benefit costs.   17       17      20
  Commissions............................................    1        1       4
  Other..................................................   24       21      30
                                                           ---      ---     ---
   Total other expenses..................................  $46      $42     $48
                                                           ===      ===     ===

  Revenues received from affiliates related to these agreements were recorded as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                          ------------------------
                                                            2011     2010    2009
                                                          ------   ------  ------
                                                               (IN MILLIONS)
  Universal life and investment-type product policy fees.   $2      $  2    $  1
  Other revenues.........................................   $1      $ --    $ --

  The Company had net receivables from affiliates of $4 million at both December 31, 2011 and 2010 related to the items discussed above. These amounts exclude affiliated reinsurance balances discussed in Note 7. See Note 2 for additional related party transactions.

14.  SUBSEQUENT EVENT

  The Company evaluated the recognition and disclosure of subsequent events for its December 31, 2011 consolidated financial statements.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2011.

3.   Statements of Operations for the year ended December 31, 2011.

4.   Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2011 and 2010.

3.   Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

4.   Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and 2009.

5.   Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

6.   Notes to the Financial Statements.





The following consolidated financial statements of General American Life Insurance Company (the
"Guarantor") are included in Part B hereof:

1.   Independent Auditors' Report.

2.   Consolidated Balance Sheets as of December 31, 2011 and 2010.

3.   Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009.

4.   Consolidated Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and
     2009.

5.   Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009.

6.   Notes to the Consolidated Financial Statements.




b.           Exhibits
             --------

1.           Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account
             (1)

2.           Not Applicable.

3.   (i)     Principal Underwriter's and Selling Agreement (effective January 1, 2001) (6)

     (ii)    Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002) (6)

     (iii)   Form of Retail Sales Agreement (MLIDC 11-01-05 (LTC)) (10)

     (iv)    Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (11)

     (v)     Form of Retail Sales Agreement (2-10) and Schedule of Differences (23)

     (vi)    Retail Sales Agreement and Amendments (Edward Jones) (22)

     (vii)   Selling Agreement and Amendments (UBS Financial Services Inc.) (23)

4.   (i)     Individual Flexible Purchase Payment Deferred Variable Annuity Contract (3)

     (ii)    Fixed Account Rider (3)

     (iii)   Enhanced Dollar Cost Averaging Rider (3)

     (iv)    Three Month Market Entry Rider (3)

     (v)     Death Benefit Rider - (Annual Step-Up) (3)


     (vi)        Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (3)

     (vii)       Waiver of Withdrawal Charge for Terminal Illness Rider (3)

     (viii)      Individual Retirement Annuity Endorrsement (3)

     (ix)        Roth Individual Annuity Retirement Annuity Endorsement (3)

     (x)         401 Plan Endorsement (3)

     (xi)        Tax Sheltered Annuity Endorsement (3)

     (xii)       Unisex Annuity Rates Rider (3)

     (xiii)      Purchase Payment Credit Rider (3)

     (xiv)       Simple Individual Retirement Annuity Endorsement (3)

     (xv)        Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company;
                 formerly First COVA Life Insurance Company) (2)

     (xvi)       Individual Retirement Annuity Endorsement 6023.1 (9/02) (6)

     (xvii)      Tax Sheltered Annuity Endorsement 6026.1 (9/02) (6)

     (xviii)     Roth Individual Retirement Annuity Endorsement 6024.1 (9/02) (6)

     (xix)       401 (a)/403 (a) Plan Endorsement 6025.1 (9/02) (6)

     (xx)        Simple Individual Retirement Annuity Endorsement 6276 (9/02) (6)

     (xxi)       Guaranteed Withdrawal Benefit Rider FMLI-690-2 (11/05) (7)

     (xxii)      Guaranteed Withdrawal Benefit Endorsement FMLI-GWB (11/05)-E (7)

     (xxiii)     Guaranteed Minimum Accumulation Benefit Rider - Living Benefit (GMAB) FMLI-670-1 (11/05) (7)

     (xxiv)      Form of Contract Schedule 6028-3 (11/05)-B (8)

     (xxv)       Purchase Payment Credit Rider 6030 (02/02) (8)

     (xxvi)      Designated Benficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (9)

     (xxvii)     Form of Lifetime Guaranteed Withdrawal Benefit Rider (11)

     (xxviii)    Form of Guaranteed Minimum Income Benefit Rider (11)

     (xxix)      Form of Contract Schedule (Enhance GMIB Plus) (11)

     (xxx)       Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-3 (6/06) (12)

     (xxxi)      Form of Contract Schedule (Class XC) 6028-3 (11/05)-B (14)

     (xxxii)     Death Benefit Rider - (Principle Protection) 6015 (02/02) (16)

     (xxxiii)    Form of Contract Schedule 6028 (7/08) (20)

     (xxxiv)     Form of Contract Schedule MLIU-ELGWB (4/08) (20)

     (xxxv)      Form of Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-4 (7/08) (20)

     (xxxvi)     Form of Guaranteed Minimum Income Benefit - Living Benefit Rider FMLI-560-4 (7/08) (20)

     (xxxvii)    Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08) (24)

     (xxxviii)   Form of 401 (a)/403 (a) Plan Endorsement 401-3 (5/11) (26)

5.   (i)         Variable Annuity Application (4)

     (ii)        Form of Variable Annuity Application (Class XC) 4472 (7/05) APPVA1105XCNY (8)

     (iii)       Form of Variable Annuity Application (Class XC) 4472 (1/06) APPVACXNY 606 (13)

     (iv)        Form of Variable Annuity Application (Class XC) 6252 (4/08) APPXCNY (20)

6.   (i)         Copy of Articles of Incorporation of the Company (2)

     (ii)        Copy of Amended and Restated Bylaws of the Company (4)

7.   (i)(a)      Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life
                 Insurance Company (effective July 1, 2002) (5)


      (b)        Amendment No. 1, as of May 1, 2003 and Amendment No.2, as of May 1, 2004 to the Reinsurance
                 Agreement (the "Agreement") between First MetLife Investors Insurance Company (the"Cedent")
                 and Metropolitan Life Insurance Company (the "Reinsurer") (effective July 1, 2002) (26)

      (c)        Modified Coinsurance Agreement between MetLife Investors Insurance Company, First MetLife
                 Investors Insurance Company and Metropolitan Life Insurance Company, effective July 1, 2002
                 ("Agreement"), Recapture of Reinsurance (dated October 27, 2004 and effective November 30,
                 2004)(26)

      (ii)(a)    Automatic Reinsurance Agreement between First MetLife Investors Insurance Company and ExeterReas-
                 surance Company, Ltd. (effective December 1, 2004) (26)

      (b)        Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of
                 December 1, 2004 ("Agreement") between First MetLife Investors Insurance Company (the
                 "Cedent") and Exeter Reassurance Company, Ltd. (the "Reinsurer") (26)

8.    (i)(a)     Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
                 Investors Distribution Company and First MetLife Investors Insurance Company (3)

      (b)        Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
                 Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated
                 May 1, 2009) (27)

      (c)        Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
                 Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company et al.
                 (effective April 30, 2010) (27)

      (ii)       Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company
                 and First MetLife Investors Insurance Company (February 1, 2001) (6)

      (iii)      Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
                 Life Insurance Company and First MetLife Investors Insurance Company (effective July 1, 2004) (10)

      (iv)       Form of Net Worth Agreement (12)

      (v)        Guarantee Agreement (General American Life Insurance Company) (June 1, 1995) (15)

      (vi)       Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                 Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007) (16)

      (vii)(a)   Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
                 Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31,
                 2007) (18)

      (b)        Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
                 MetLife Investors Distribution Company and First MetLife Investors Insurance Company et al. (effective
                 April 30, 2010) (27)

9.    (i)        Opinion of Counsel (16)

      (ii)       Opinion of Counsel (General American Life Insurance Company) (15)

10.   (i)        Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor,
                 Registrant and the Guarantor (filed herewith)

      (ii)       Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.
                 (filed herewith)

11.              Not Applicable.

12.              Not Applicable.

13.   (i)        Powers of Attorney for Michael K. Farrell, Norse N. Blazzard, Robert L. Davidow, Elizabeth M. Forget,
                 George Foulke, Richard A. Hemmings, Jay S. Kaduson, Lisa S. Kuklinski, Richard C. Pearson, Thomas
                 A. Price, Thomas J. Skelly, Paul A. Sylvester, Jeffrey A. Tupper and James J. Reilly (25)

      (ii)(a).   Powers of Attorney (General American Life Insurance Company) for Michael K. Farrell, Peter M.
                 Carlson, Todd B. Katz, Maria R. Morris, Eric T. Steigerwalt, Stanley J. Talbi, and James J. Reilly. (23)

      (b).       Powers of Attorney (General American Life Insurance Company) for Anne Belden.(25)


      (1) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
          Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (3) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as
          electronically filed on July 19, 2002.

      (4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
          333-96777 and 811-08306) as electronically filed on October 15, 2002.

      (5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on April 11, 2003.

      (6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on July 14, 2005.

      (8) incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File Nos.
          333-96777 and 811-08306) as electronically filed on July 15, 2005.

      (9) incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File Nos.
          333-96773 and 811-08306) as electronically filed on September 9, 2005.

     (10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on October 7, 2005.

     (11) incorporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4 (File
          Nos. 333-54464 and 811-03365) as electronically filed on January 13, 2006.

     (12) incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (file
          Nos. 333-96773 and 811-08306) as electronically filed on April 21, 2006.

     (13) incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
          Amendment No. 19 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
          24, 2006.

     (14) incorporated herein by reference to Registrant's Post-Effective Amendment No. 9 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on April 21, 2006.

     (15) incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
          Nos. 333-96795 and 811-08306) as electronically filed on July 27, 2006.

     (16) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

     (17) incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on July 12, 2007.

     (18) incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
          Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.

     (19) incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.

     (20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on May 9, 2008.

     (21) incorporated herein by reference to Registrant's Post-Effective Amendment No. 25 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on July 10, 2008.

     (22) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 to Form N-4 (File
          Nos. 333-96775 and 811-08306) as electronically filed on October 9, 2009.

     (23) incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.

     (24) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
          Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.

     (25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 (File
          Nos. 333-96777 and 811-08306) as electronically filed on April 14, 2011.


(26)     incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
         Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

(27)     incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File
         Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.





ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer
Morristown, NJ 07962

Elizabeth M. Forget                     Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Richard C. Pearson                      Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Director and Vice President
10 Park Avenue
Morristown, NJ 07962

Lisa S. Kuklinski                       Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Jeffrey A. Tupper                       Director and Assistant Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Norse N. Blazzard                       Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

George Foulke                           Director
300 Davidson Avenue
Somerset, NJ 08873

Richard A. Hemmings                     Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Thomas A. Price                         Director
66 Davidson Lane East
West Islip, NY 11795

Thomas J. Skelly                        Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------     ------------------------------------

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Patricia M. Schwartz                    Vice President, Appointed Actuary
501 Route 22
Bridgewater, NJ 08807

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Scott E. Andrews                        Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Manish P. Bhatt                         Vice President
501 Route 22
Bridgewater, NJ 08807

William D. Cammarata                    Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Jeffrey P. Halperin                     Vice President
334 Madison Avenue
PO Box 1949
Morristown, NJ 07960

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

John J. Iwanicki                        Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Andrew Kaniuk                           Vice President
501 Route 22
Brdigewater, NJ 08807

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   -------------------------------------

Gene L. Lunman                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

William J. Raczko                       Vice President
501 Route 22
Bridgewater, NJ 08807

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
501 Route 22
Bridgewater, NJ 08807


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                             AS OF DECEMBER 31, 2011

The  following  is  a list  of  subsidiaries  of MetLife,   Inc.  updated  as of
December 31, 2011.   Those  entities   which are  listed at  the left  margin
(labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank, National Association (USA)

      1. Federal Flood Certification Corp. (TX)

      2. MetLife Home Loans LLC (DE)

C.    Exeter Reassurance Company, Ltd. (Cayman Islands)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and .01% general partnership is held by 1320 GP LLC

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile)- 91.15% is owned by MetLife, Inc., 8.84% is owned by Inversiones MetLife Holdco Dos Limitada and 0.01% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 68.6071% is held by MetLife Chile Inversiones Limitada, 31.3898% is held by Inversiones Interamericana S.A. and .0031% by International Technical & Advisory Services.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

F. Metropolitan Life Seguros de Vida S.A. (Uruguay) - 99.9994% is owned by MetLife, Inc. and 0.0006% is owned by Oscar Schmidt.

G.    MetLife Securities, Inc. (DE)

H.    Enterprise General Insurance Agency, Inc. (DE)

I.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

J.    MetLife Investors Insurance Company (MO)

K.    First MetLife Investors Insurance Company (NY)

L.    Walnut Street Securities, Inc. (MO)

M.    Newbury Insurance Company, Limited (Bermuda)

N.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

O.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 96.7372% is owned by MetLife International Holdings, Inc. and 3.2628% is owned by Natiloportem Holdings, Inc.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc., 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.999998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and .000002% by Natiloportem Holdings, Inc.

      9.    MetLife Insurance Limited (United Kingdom)

      10.   MetLife Limited (United Kingdom)

      11. MetLife Insurance S.A./NV (Belgium) - 99.99999% of MetLife Insurance S.A./NV is owned by MetLife International Holdings, Inc. and 0.00001% by Natiloportem Holdings, Inc.

      12.   MetLife Services Limited (United Kingdom)

      13.   MetLife Europe R Limited (Ireland)

      14. MetLife Seguros de Retiro S.A. (Argentina) - 96.8488% is owned by MetLife International Holdings, Inc. and 3.1512% is owned by Natiloportem Holdings, Inc.

      15. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      16. Compania Previsional MetLife S.A. (Brazil) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.


            a) Met AFJP S.A. (Argentina) - 75.41% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife S.A., 19.59% is owned by MetLife Seguros de Vida S.A., 3.97% is held by Natiloportem Holdings, Inc. and 1.03% is held by MetLife Seguros de Retiro S.A.


      17.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)


      18.   MetLife NC Limited (Ireland)

      19.   MetLife Europe Services Limited (Ireland)

      20.   MetLife International Limited, LLC (DE)

      21. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and .001% is owned by Natiloportem Holdings, Inc.

      22.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        a)    MetLife General Insurance Limited (Australia)

                        b)    MetLife Insurance Limited (Australia)

                              1) MetLife Services (Singapore) PTE Limited (Singapore)

                              2)    The Direct Call Centre PTY Limited
                                    (Australia)

                              3)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE) - 99.7% is owned by MetLife Global Holdings Corporation, S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        a) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        b) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        c) MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metropolitan Global Management, LLC and 1.29459% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    bb)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    cc)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    dd)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ee)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ff)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de C.V.
                                    (Mexico) - 99% is owned by MetLife Mexico
                                    S.A. and 1% is owned by MetLife Mexico
                                    Cares, S.A. de C.V.

                        d) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

      23. Inversiones Metlife Holdco Dos Limitada (Chile)- 99% is owned by Metlife International Holdings, Inc. and 1% is owned by Natiloportem Holdings, Inc.

      24.   MetLife Asia Pacific Limited (Hong Kong)

P.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        a) One Madison Investments (Cayco) Limited (Cayman Islands)- 99.99999% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company and 0.00001% by St. James Fleet Investments Two Limited.

      3. CRB Co., Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      4.    MLIC Asset Holdings II LLC (DE)

      5.    Thorngate, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   MetLife Real Estate Cayman Company (Cayman Islands)

      13.   MetCanada Investments Ltd. (Canada)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

            a)    New England Securities Corporation (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland - Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32.   MetLife Canada/MetVie Canada (Canada)

      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 i)   MetLife Associates LLC (DE)

      34.   Euro CL Investments LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings, LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a)   85 Broad Street LLC (DE)

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42. CML Columbia Park Fund I, LLC (DE)- 10% of membership interest is held by MetLife Insurance Company of Connecticut and 90% membership interest is held by Metropolitan Life Insurance Company.

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine, LLC (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office, LLC

Q.    MetLife Capital Trust IV (DE)

R. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% by MetLife Investors Group, Inc.

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut and 33% is owned by third party.

      4.    Metropolitan Connecticut Properties Ventures, LLC (DE)

            a)    ML/VCC UT West Jordan, LLC (DE)

      5.    MetLife Canadian Property Ventures LLC (NY)

      6.    Euro TI Investments LLC (DE)

      7.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      8. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      9.    Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      10.   TIC European Real Estate LP, LLC (DE)

      11.   MetLife European Holdings, LLC (DE)

            a) MetLife Europe Limited (Ireland)

               i) MetLife Pension Trustees Limited (United Kingdom)

            b) MetLife Assurance Limited (United Kingdom)

      12.   Travelers International Investments Ltd. (Cayman Islands)

      13.   Euro TL Investments LLC (DE)

      14.   Corrigan TLP LLC (DE)

      15.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      16. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      17.   MetLife Investors USA Insurance Company (DE)

            a)    MetLife Renewables Holding, LLC (DE)

                  i)    Greater Sandhill I, LLC (DE)

      18.   TLA Holdings II LLC (DE)

      19.   TLA Holdings III LLC (DE)

      20. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Ventures, LLC is owned by MetLife Insurance Company of Connecticut and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

S.    MetLife Reinsurance Company of South Carolina (SC)

T.    MetLife Investment Advisors Company, LLC (DE)

U.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

V.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)


           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


W.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

X.    MetLife Capital Trust X (DE)

Y.    Cova Life Management Company (DE)

Z.    MetLife Reinsurance Company of Charleston (SC)

AA.   MetLife Reinsurance Company of Vermont (VT)

AB.   Delaware American Life Insurance Company (DE)

      1.    GBN, LLC (DE)

AC.   American Life Insurance Company (ALICO) (US)

      1.    ALICO Nagasaki Operation Yugen Kaisha (Japan)

      2.    Communication One Kabushiki Kaisha (Japan)

      3.    Financial Learning Kabushiki Kaisha (Japan)

      4. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      5.    A.I.G. Limited (Nigeria)

      6.    ALICO Limited (Nigeria)

      7.    American Life Limited (Nigeria)

      8. American Life Insurance Company (Pakistan) Ltd. (Pakistan) - 66.47% of American Life Insurance Company (Pakistan) Ltd. is owned by ALICO and the remaining interests are owned by third parties.

      9.    American Life Hayat Sigorta A.S. (Turkey)

            a) Deniz Emeklilik ve Hayat A.S. (Turkey) - 99.86% of Deniz Emeklilik ve Hayat A.S. is owned by American Life Hayat Sigorta A.S., .0000000004% by ALICO and the remaining interests are owned by third parties

      10.   ALICO (Bulgaria) Zhivotozastrahovatelno Druzestvo EAD (Bulgaria)

      11.   Amcico pojist'ovna a.s. (Czech Republic)

      12.   MetLife S.A. (France)

            a) Hestis S.A.S. (France) - 66.06% of Hestis S.A.S. is owned by ALICO and the remaining interests are owned by third parties.

            b)    MetLife Solutions S.A.S. (France)

      13. ALICO Mutual Fund Management Company (Greece) - 90% of ALICO Mutual Fund Management Company is owned by ALICO and the remaining interests are owned by third parties.

      14. AHICO First American Hungarian Insurance Company (Elso Amerikai-Magyar Biztosito) Zrt (Hungary)

            a)    First Hungarian-American Insurance Agency Limited (Hungary)

      15.   ALICO Life International Limited (Ireland)

      16.   ALICO Italia S.p.A. (Italy)

            a) Agenvita S.r.L. (Italy) - 95% of Agenvita S.r.L. is owned by ALICO Italia S.p.A., the remaining 5% is owned by ALICO.

      17. AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. (Poland) - 95.74% of AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. is owned by ALICO and 4.26% by MetLife Worldwide Holdings, Inc.

            a)    Amplico Services Sp z.o.o. (Poland)

            b)    AMPLICO Towartzystwo Funduszky Inwestycyjnych, S.A. (Poland)

            c) AMPLICO Powszechne Towartzystwo Emerytalne S.A. (Poland) - 50% of AMPLICO Powszechne Towarzystwo Emerytalne S.A. is owned by AMPLICO Life-First American Polish Life Insurance & Reinsurance Company, S.A. and the remaining 50% is owned by ALICO.

      18. ALICO Asigurari Romania S.A. (Romania) - 99.99999726375% of ALICO Asigurari Romania S.A. is owned by American Life Insurance Company and the remaining .000001273625% is owned by International Technical and Advisory Services Limited.

            a) ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. (Romania) - 99.9748% of ALICO Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by ALICO Asigurari Romania S.A. and .0252% is owned by AMPLICO Services Sp z.o.o.

            b)    ALICO Training and Consulting S.R.L. (Romania)

      19.   International Investment Holding Company Limited (Russia)

      20.   ALICO European Holdings Limited (Ireland)

            a)    ZAO Master D (Russia)

                  i) ZAO ALICO Insurance Company (Russia) - 51% of ZAO ALICO Insurance Company is owned by ZAO Master D and 49% is owned by ALICO.

      21.   MetLife Akcionarska Drustvoza za Zivotno Osiguranje (Serbia)
            - 99.96% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by American Life Insurance Company and the remaining .04% is owned by International Technical and Advisory Services Limited.

      22.   AMSLICO poist'ovna ALICO a.s. (Slovakia)

            a)    ALICO Services Central Europe s.r.o. (Slovakia)

            b)    ALICO Funds Central Europe sprav.spol., a.s. (Slovakia)

      23.   ALICO Gestora de Fondos y Planos de Pensiones S.A. (Spain)

      24.   ALICO Management Services Limited (United Kingdom)

      25.   ZEUS Administration Services Limited (United Kingdom)

      26.   ALICO Trustees (UK) Ltd. (United Kingdom) - 50% of ALICO Trustees
            (UK) Ltd. is owned by ALICO and the remaining interests are owned by International Technical and Advisory Services Limited.

      27. PJSC ALICO Ukraine (Ukraine) - 99.9990% of PJSC ALICO Ukraine is owned by American Life Insurance Company, .0005% is owned by International Technical and Advisory Services Limited and the remaining .0005% is owned by Borderland Investment Limited.

      28.   Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      29.   International Technical and Advisory Services Limited (USA-Delaware)

      30.   International Services Incorporated (USA-Delaware)

      31.   ALICO Operations Inc. (USA-Delaware)

            a)    ALICO Asset Management Corp. (Japan)

      32. ALICO Compania de Seguros de Retiro, S.A. (Argentina) - 90% of ALICO Compania de Seguros de Retiro, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      33. ALICO Compania de Seguros, S.A. (Argentina) - 90% of ALICO Compania de Seguros, S.A. is owned by ALICO and 10% by International Technical & Advisory Services.

      34. MetLife Colombia Seguros de Vida S.A. (Colombia) - 94.989811% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 5.0100030% is owned by International Technical and Advisory Services Limited and the remaining interests are owned by third parties.

      35. Inversiones Interamericana S.A. (Chile) 99.9850% of Inversiones Interamericana S.A. is owned by ALICO and .0150% by International Technical & Advisory Services.

            a) ALICO Costa Rica S.A. (Costa Rica) - 99% of ALICO Costa Rica S.A. is owned by Inversiones Interamericana S.A. and 1% by La Interamericana Compania de Seguros de Vida S.A.

            b) Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by Inversiones Interamericana S.A. and the remaining interests by a third party.

                  i) Legagroup S.A. (Chile) - 99% is owned by Legal Chile and 1% is owned by a third party.

      36. ALICO Mexico Compania de Seguros, S.A. de C.V. (Mexico) - 99.999998% of ALICO Mexico Compania de Seguros de Vida, SA de CV is owned by American Life Insurance Company and .000002% is owned by International Technical and Advisory Services Limited.

      37.   ALICO Services, Inc. (Panama)

      38. American Life and General Insurance Company (Trinidad & Tobago) Ltd. (Trinidad and Tobago) - 80.92373% of American Life and General Insurance Company (Trinidad & Tobago) Ltd. is owned by ALICO and the remaining interests are owned by a third party.

            a) ALGICO Properties, Ltd. (Trinidad & Tobago) - 99.99994% of ALGICO Properties, Ltd. is owned by American Life and General Insurance Company (Trinidad & Tobago), .00003% is owned by American Life Insurance Company and the remaining .00003% is owned by third parties.

            b)    Eleven Dee, LTD. (Trinidad & Tobago)

      39.   MetLife Seguros de Vida, S.A. (Uruguay)

      40. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

      41.   Global Properties, Inc. (USA-Delaware)

      42.   Alpha Properties, Inc. (USA-Delaware)

      43.   Beta Properties, Inc. (USA-Delaware)

      44.   Delta Properties Japan, Inc. (USA-Delaware)

      45.   Epsilon Properties Japan, Inc. (USA)

      46.   Iris Properties, Inc. (USA-Delaware)

      47.   Kappa Properties Japan, Inc. (USA-Delaware)

      48.   MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

            a)    MetLife Global Holding Company II GmbH (Swiss II)
                  (Switzerland)

                  i)    MetLife EU Holding Company Limited (Ireland)

      49.   MetLife ALICO Preparatory Company KK (Japan)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2012, there were 22,132 owners of qualified contracts and 13,404 owners of non-qualified contracts offered by the Registrant (First MetLife Investors Variable Annuity Account One).


ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or


  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

       Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One

       MetLife Investors Variable Life Account One

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E

       Metropolitan Series Fund

       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two

       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II
       Metropolitan Life Variable Annuity Separate Account I

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Andrew G. Aiello                        Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------     --------------------------------------

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
18210 Crane Nest Drive
Tampa, FL 33647

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1300 Hall Boulevard                     and Insurance Advisors
Bloomfield, CT 06002

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Isaac Torres                            Secretary
1095 Avenue of the Americas
New York, NY 10036

Marlene B. Debel                        Treasurer
1095 Avenue of the Americas
New York, NY 10036

John G. Martinez                        Vice President, Chief Financial Officer
18210 Crane Nest Dr.
Tampa, FL 33647

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Rashid Ismail                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy A. Sturdivant                     Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President

200 Park Avenue, 40th Floor
New York, NY 10166


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $62,734,342         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614

    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166


    (i) General American Life Insurance Company, 13045 Tesson Ferry Road, St. Louis, MO 63128 (with respect to the Guarantee Agreement only)


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts, on this 18th day of April 2012.

    FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
    (Registrant)


By: /s/ Gregory E. Illson
    ----------------------------------
    Gregory E. Illson
    Vice President

    FIRST METLIFE INVESTORS INSURANCE COMPANY
    (Depositor)


By: /s/ Gregory E. Illson
    ----------------------------------
    Gregory E. Illson
    Vice President

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on April 18, 2012.


/s/ Michael K. Farrell*                  Chairman of the Board, President,
--------------------------------------   Chief Executive Officer
Michael K. Farrell


/s/ James J. Reilly*                     Vice President-Finance (principal
--------------------------------------   financial officer and principal
James J. Reilly                          accounting officer)


/s/ Norse N. Blazzard*                   Director
--------------------------------------
Norse N. Blazzard


/s/ Robert L. Davidow*                   Director
--------------------------------------
Robert L. Davidow


/s/ Elizabeth M. Forget*                 Director and Executive Vice President
--------------------------------------
Elizabeth M. Forget


/s/ George Foulke*                       Director
--------------------------------------
George Foulke


/s/ Richard A. Hemmings*                 Director
--------------------------------------
Richard A. Hemmings


/s/ Jay S. Kaduson*                      Director and Vice President
--------------------------------------
Jay S. Kaduson


/s/ Lisa S. Kuklinski*                   Director and Vice President
--------------------------------------
Lisa S. Kuklinski


/s/ Richard C. Pearson*                  Director
--------------------------------------
Richard C. Pearson


/s/ Thomas A. Price*                     Director
--------------------------------------
Thomas A. Price


/s/ Thomas J. Skelly*                    Director
--------------------------------------
Thomas J. Skelly


/s/ Paul A. Sylvester*                   Director
--------------------------------------
Paul A. Sylvester


/s/ Jeffrey A. Tupper*                   Director and Assistant Vice President
--------------------------------------
Jeffrey A. Tupper

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 18, 2012

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to the Registration Statement on Form N-4 (File Nos.
     333-96777/811-08306) filed as Exhibit 13i on April 14, 2011.

     As required by the Securities Act of 1933, General American Life Insurance Company has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the city of Boston, and Commonwealth of Massachusetts, on this 20th day of April, 2012.

GENERAL AMERICAN LIFE INSURANCE COMPANY
(Guarantor)


By: /s/ Karen A. Johnson
    ----------------------------------
    Karen A. Johnson
    Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on April 20, 2012.


/s/ Michael K. Farrell*                  Chairman of the Board, President,
--------------------------------------   Chief Executive Officer and Director
Michael K. Farrell


/s/ Anne M. Belden*                      Vice President (principal financial
--------------------------------------   officer)
Anne M. Belden


/s/ Peter M. Carlson*                    Director, Executive Vice President and
--------------------------------------   Chief Accounting Officer
Peter M. Carlson


                                         Director
--------------------------------------
Paul G. Cellupica


/s/ Todd B. Katz*                        Director
--------------------------------------
Todd B. Katz


                                         Director
--------------------------------------
Paul A. LaPiana


/s/ Maria R. Morris*                     Director
--------------------------------------
Maria R. Morris


/s/ Eric T. Steigerwalt*                 Director
--------------------------------------
Eric T. Steigerwalt

/s/ Stanley J. Talbi*                    Director
--------------------------------------
Stanley J. Talbi


*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 20, 2012

* General American Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 on Form N-4 (File Nos. 333-96777/811-08306), filed as Exhibit 13(ii) on April 15, 2010 and the power of attorney for Anne M. Belden which is incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 on Form N-4 (File Nos. 333-96777/811-08306), filed as Exhibit 13(ii)(b) on April 14, 2011.

                                INDEX TO EXHIBITS

10(i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for the Depositor, Registrant and the Guarantor

10(ii) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) for MetLife, Inc.